UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10183

MET INVESTORS SERIES TRUST

(Exact name of registrant as specified in charter)

5 Park Plaza, Suite 1900

Irvine, California 92614

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Elizabeth M. Forget	Robert N. Hickey, Esq.
President	Sullivan & Worcester LLP
Met Investors Series Trust	1666 K Street, N.W.
5 Park Plaza, Suite 1900	Washington, D.C. 20006
Irvine, California 92614

Registrant’s telephone number, including area code: (800) 848-3854

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Met Investors Series Trust Portfolio of Investments	March 31, 2010

Met Investors Series Trust

Met/AIM Small Cap Growth Portfolio	MIST-1
American Funds Balanced Allocation Portfolio	MIST-5
American Funds Bond Portfolio	MIST-7
American Funds Growth Portfolio	MIST-9
American Funds Growth Allocation Portfolio	MIST-11
American Funds International Portfolio	MIST-13
American Funds Moderate Allocation Portfolio	MIST-15
Batterymarch Growth and Income Portfolio	MIST-17
BlackRock High Yield Portfolio	MIST-22
BlackRock Large Cap Core Portfolio	MIST-35
Clarion Global Real Estate Portfolio	MIST-39
Dreman Small Cap Value Portfolio	MIST-42
Met/Franklin Income Portfolio	MIST-46
Met/Franklin Mutual Shares Portfolio	MIST-54
Met/Franklin Templeton Founding Strategy Portfolio	MIST-61
Goldman Sachs Mid Cap Value Portfolio	MIST-63
Harris Oakmark International Portfolio	MIST-67
Janus Forty Portfolio	MIST-70
Lazard Mid Cap Portfolio	MIST-73
Legg Mason Partners Aggressive Growth Portfolio	MIST-76
Legg Mason Value Equity Portfolio	MIST-79
Loomis Sayles Global Markets Portfolio	MIST-82
Lord Abbett Bond Debenture Portfolio	MIST-92
Lord Abbett Growth and Income Portfolio	MIST-106
Lord Abbett Mid Cap Value Portfolio	MIST-109
MetLife Aggressive Strategy Portfolio	MIST-113
MetLife Balanced Strategy Portfolio	MIST-115
MetLife Defensive Strategy Portfolio	MIST-117
MetLife Growth Strategy Portfolio	MIST-119
MetLife Moderate Strategy Portfolio	MIST-121
MFS Emerging Markets Equity Portfolio	MIST-123
MFS Research International Portfolio	MIST-127
Oppenheimer Capital Appreciation Portfolio	MIST-131
PIMCO Inflation Protected Bond Portfolio	MIST-134
PIMCO Total Return Portfolio	MIST-145
Pioneer Fund Portfolio	MIST-165
Pioneer Strategic Income Portfolio	MIST-169
RCM Technology Portfolio	MIST-186
Rainier Large Cap Equity Portfolio	MIST-189
SSgA Growth ETF Portfolio	MIST-193
SSgA Growth and Income ETF Portfolio	MIST-195
T. Rowe Price Mid Cap Growth Portfolio	MIST-197
Met/Templeton Growth Portfolio	MIST-201
Met/Templeton International Bond Portfolio	MIST-206
Third Avenue Small Cap Value Portfolio	MIST-215
Turner Mid Cap Portfolio	MIST-218
Van Kampen Comstock Portfolio	MIST-222
Van Kampen Mid Cap Growth Portfolio	MIST-225

Met Investors Series Trust

Met/AIM Small Cap Growth Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—97.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
Hexcel Corp.*	404,335	$5,838,597
TransDigm Group, Inc.	269,260	14,281,551

		20,120,148

Air Freight & Logistics—1.6%
Forward Air Corp. (a)	282,154	7,420,650
Hub Group, Inc.*	318,360	8,907,713

		16,328,363

Airlines—0.3%
Continental Airlines, Inc. - Class B* (a)	142,918	3,139,908

Auto Components—1.0%
TRW Automotive Holdings Corp.* (a)	345,502	9,874,447

Biotechnology—4.7%
Acorda Therapeutics, Inc.*	254,238	8,694,940
AMAG Pharmaceuticals, Inc.* (a)	155,754	5,437,372
BioMarin Pharmaceutical, Inc.* (a)	391,936	9,159,544
Isis Pharmaceuticals, Inc.* (a)	229,531	2,506,478
Martek Biosciences Corp.* (a)	352,276	7,929,733
Myriad Genetics, Inc.*	158,111	3,802,569
United Therapeutics Corp.*	186,429	10,315,117

		47,845,753

Capital Markets—3.6%
Affiliated Managers Group, Inc.* (a)	117,598	9,290,242
Federated Investors, Inc. - Class B (a)	271,582	7,164,333
Greenhill & Co., Inc.	109,878	9,019,885
optionsXpress Holdings, Inc.*	302,432	4,926,617
Stifel Financial Corp.* (a)	118,042	6,344,758

		36,745,835

Chemicals—1.3%
Calgon Carbon Corp.* (a)	354,913	6,076,111
Intrepid Potash, Inc.* (a)	251,641	7,632,271

		13,708,382

Commercial & Professional Services—1.8%
Corrections Corp. of America*	379,699	7,540,822
Fuel Tech, Inc.*	383,914	3,078,991
TETRA Technology, Inc.*	339,278	7,816,965

		18,436,778

Commercial Banks—2.5%
City National Corp. (a)	143,854	7,763,801
Cullen/Frost Bankers, Inc. (a)	133,185	7,431,723
SVB Financial Group* (a)	218,270	10,184,478

		25,380,002

Communications Equipment—3.7%
Ciena Corp.*	502,296	7,654,991
F5 Networks, Inc.*	188,785	11,612,165
Harmonic, Inc.* (a)	938,408	5,921,355
Polycom, Inc.* (a)	400,766	12,255,424

		37,443,935

Security Description	Shares	Value

Containers & Packaging—1.1%
Greif, Inc. - Class A	195,676	$10,746,526

Electric Utilities—0.9%
ITC Holdings Corp.	168,269	9,254,795

Electrical Equipment—1.1%
Regal-Beloit Corp.	193,786	11,512,826

Electronic Equipment, Instruments & Components—2.0%
Cogent, Inc.* (a)	723,381	7,378,486
Coherent, Inc.* (a)	200,410	6,405,104
Tech Data Corp.*	170,138	7,128,782

		20,912,372

Energy Equipment & Services—2.3%
Dril-Quip, Inc.*	135,495	8,243,516
FMC Technologies, Inc.*	130,885	8,459,098
Patterson-UTI Energy, Inc.	460,422	6,432,095

		23,134,709

Food Products—0.6%
Ralcorp Holdings, Inc.*	94,116	6,379,183

Health Care Equipment & Supplies—3.9%
American Medical Systems Holdings, Inc.* (a)	418,851	7,782,251
Gen-Probe, Inc.* (a)	160,938	8,046,900
Insulet Corp.* (a)	341,274	5,149,825
Meridian Bioscience, Inc. (a)	296,424	6,038,157
NuVasive, Inc.* (a)	139,181	6,290,981
Zoll Medical Corp.*	245,319	6,466,609

		39,774,723

Health Care Providers & Services—5.6%
Chemed Corp. (a)	203,726	11,078,620
Health Management Associates, Inc. - Class A*	563,117	4,842,806
inVentiv Health, Inc.*	404,614	9,087,630
MEDNAX, Inc.*	161,402	9,391,982
PSS World Medical, Inc.* (a)	341,056	8,018,227
RehabCare Group, Inc.*	241,217	6,577,988
VCA Antech, Inc.* (a)	299,973	8,408,243

		57,405,496

Health Care Technology—1.6%
Eclipsys Corp.*	446,244	8,871,331
Quality Systems, Inc.	125,814	7,730,012

		16,601,343

Hotels, Restaurants & Leisure—6.7%
Brinker International, Inc.	432,609	8,340,701
Buffalo Wild Wings, Inc.* (a)	164,100	7,894,851
Choice Hotels International, Inc. (a)	214,595	7,470,052
Darden Restaurants, Inc.	184,984	8,239,187
Jack in the Box, Inc.* (a)	384,330	9,050,971
P.F. Chang’s China Bistro, Inc.* (a)	240,058	10,593,760
Penn National Gaming, Inc.*	317,396	8,823,609
WMS Industries, Inc.*	194,388	8,152,633

		68,565,764

MIST-1

Met Investors Series Trust

Met/AIM Small Cap Growth Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Products—1.0%
Church & Dwight Co., Inc.	155,552	$10,414,206

Insurance—1.3%
Brown & Brown, Inc.	251,125	4,500,160
ProAssurance Corp.*	155,244	9,087,984

		13,588,144

Internet & Catalog Retail—1.1%
Netflix, Inc.* (a)	148,638	10,960,566

Internet Software & Services—3.0%
GSI Commerce, Inc.* (a)	286,801	7,935,784
Knot, Inc. (The)*	618,792	4,838,953
Open Text Corp.*	176,175	8,363,027
VistaPrint N.V.*	157,695	9,028,039

		30,165,803

IT Services—2.2%
Alliance Data Systems Corp.* (a)	113,265	7,247,827
Global Payments, Inc.	163,048	7,426,837
SRA International, Inc.*	377,042	7,838,703

		22,513,367

Leisure Equipment & Products—0.7%
Pool Corp.	316,858	7,173,665

Life Sciences Tools & Services—0.7%
Techne Corp.	113,095	7,203,021

Machinery—3.2%
Bucyrus International, Inc.	171,909	11,344,275
Kaydon Corp.	200,345	7,532,972
Lindsay Co. (a)	116,859	4,839,131
Wabtec Corp.	206,217	8,685,860

		32,402,238

Media—0.7%
National CineMedia, Inc. (a)	426,490	7,361,217

Metals & Mining—0.6%
Carpenter Technology Corp.	178,167	6,520,912

Multiline Retail—1.0%
Big Lots, Inc.*	276,914	10,085,208

Oil, Gas & Consumable Fuels—3.6%
Arena Resources, Inc.* (a)	200,333	6,691,122
Bill Barrett Corp.* (a)	212,500	6,525,875
Carrizo Oil & Gas, Inc.* (a)	307,534	7,057,905
Goodrich Petroleum Corp.* (a)	256,954	4,018,761
SandRidge Energy, Inc.* (a)	523,309	4,029,479
Whiting Petroleum Corp.*	104,809	8,472,760

		36,795,902

Pharmaceuticals—2.8%
Biovail Corp.	472,945	7,931,287
Medicis Pharmaceutical Corp. - Class A (a)	309,198	7,779,422

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Perrigo Co. (a)	211,507	$12,419,691

		28,130,400

Professional Services—1.0%
CoStar Group, Inc.* (a)	254,295	10,558,328

Real Estate Investment Trusts (REITs)—0.7%
BioMed Realty Trust, Inc. (a)	425,131	7,031,667

Road & Rail—1.2%
Knight Transportation, Inc. (a)	582,545	12,285,874

Semiconductors & Semiconductor Equipment—5.7%
Advanced Energy Industries, Inc.*	560,201	9,276,928
Cabot Microelectronics Corp.*	186,042	7,037,969
Cymer, Inc.*	134,199	5,005,623
Hittite Microwave Corp.*	185,348	8,149,751
Microsemi Corp.*	443,162	7,684,429
Monolithic Power Systems, Inc.* (a)	284,973	6,354,898
ON Semiconductor Corp.*	888,934	7,111,472
Power Integrations, Inc. (a)	195,383	8,049,780

		58,670,850

Software—11.6%
ANSYS, Inc.*	178,886	7,717,142
Aspen Technology, Inc.*	640,431	6,564,418
Blackboard, Inc.* (a)	184,213	7,674,314
CommVault Systems, Inc.* (a)	311,490	6,650,311
Informatica Corp.* (a)	503,285	13,518,235
Lawson Software, Inc.*	1,093,638	7,228,947
Manhattan Associates, Inc.*	346,161	8,820,182
MICROS Systems, Inc.*	230,506	7,579,037
Nice Systems, Ltd. (ADR)*	271,589	8,622,951
Pegasystems, Inc. (a)	24,943	922,891
Quest Software, Inc.*	435,049	7,739,522
SonicWALL, Inc.*	832,555	7,234,903
SuccessFactors, Inc.*	421,245	8,020,505
Sybase, Inc.* (a)	251,450	11,722,599
Websense, Inc.*	389,357	8,865,659

		118,881,616

Specialty Retail—3.9%
Chico’s FAS, Inc. (a)	506,023	7,296,852
Group 1 Automotive, Inc.* (a)	257,258	8,196,240
Gymboree Corp. (The)* (a)	151,542	7,824,113
Tractor Supply Co. (a)	124,963	7,254,102
Williams-Sonoma, Inc.	353,630	9,296,933

		39,868,240

Textiles, Apparel & Luxury Goods—1.8%
Deckers Outdoor Corp.*	80,542	11,114,796
Warnaco Group, Inc. (The)*	161,767	7,717,904

		18,832,700

Trading Companies & Distributors—0.6%
Watsco, Inc. (a)	114,053	6,487,335

MIST-2

Met Investors Series Trust

Met/AIM Small Cap Growth Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Wireless Telecommunication Services—1.1%
SBA Communications Corp. - Class A*	311,308	$11,228,880

Total Common Stocks (Cost $871,043,661)		1,000,471,427

Short-Term Investments—12.2%
Security Description	Shares/Par Amount	Value

Mutual Funds—9.5%
State Street Navigator Securities Lending Prime Portfolio (b)	97,349,832	97,349,832

Repurchase Agreement—2.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/10 at 0.000% to be repurchased at $27,040,000 on 04/01/10 collateralized by $27,310,000 Federal Home Loan Bank at 2.000% due 11/19/12 with a value of $27,583,100.	$27,040,000	27,040,000

Total Short-Term Investments (Cost $124,389,832)		124,389,832

Total Investments—110.0% (Cost $995,433,493#)		1,124,861,259
Other assets and liabilities (net)—(10.0)%		(102,517,753)

Net Assets—100.0%		$1,022,343,506

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $174,967,990 and $45,540,224 respectively, resulting in a net unrealized appreciation of $129,427,766.
(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $95,111,563 and the collateral received consisted of cash in the amount of $97,349,832 and non-cash collateral with a value of $324,320. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-3

Met Investors Series Trust

Met/AIM Small Cap Growth Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,000,471,427	$—	$—	$1,000,471,427

Short-Term Investments
Mutual Funds	97,349,832	—	—	97,349,832
Repurchase Agreement	—	27,040,000	—	27,040,000

Total Short-Term Investments	97,349,832	27,040,000	—	124,389,832

Total Investments	$1,097,821,259	$27,040,000	$—	$1,124,861,259

*	See Portfolio of Investments for additional detailed categorizations.

MIST-4

Met Investors Series Trust

American Funds Balanced Allocation Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Investment Company Securities—100.1% of Net Assets

Security Description	Shares	Value
American Funds Bond Fund (Class 1) (a)	14,979,257	$157,881,372
American Funds Global Bond Fund (Class 1) (a)	3,857,067	45,089,114
American Funds Global Small Capitalization Fund (Class 1) (a)	3,843,456	73,448,444
American Funds Growth Fund (Class 1) (a)	10,520,886	515,523,412
American Funds Growth-Income Fund (Class 1) (a)	29,032,864	949,374,653
American Funds High-Income Bond Fund (Class 1) (a)	12,682,423	139,506,656
American Funds International Fund (Class 1) (a)	8,321,539	142,714,387
American Funds New World Fund (Class 1) (a)	3,508,556	72,662,205
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	23,612,345	291,376,334

Total Investment Company Securities (Cost $2,087,416,893)		2,387,576,577

Total Investments—100.1% (Cost $2,087,416,893#)		2,387,576,577
Other assets and liabilities (net)—(0.1)%		(1,287,070)

Net Assets—100.0%		$2,386,289,507

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $300,159,684 and $0 respectively, resulting in a net unrealized appreciation of $300,159,684.
(a)	A Portfolio of the American Funds Insurance Series.

MIST-5

Met Investors Series Trust

American Funds Balanced Allocation Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Investment Company Securities	$2,387,576,577	$—	$—	$2,387,576,577

Total Investments	$2,387,576,577	$—	$—	$2,387,576,577

MIST-6

Met Investors Series Trust

American Funds Bond Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Investment Company Security—100.1% of Net Assets

Security Description	Shares	Value
American Funds Bond Fund (Class 1) (a) (Cost—$223,000,348)	21,870,673	$230,516,898

Total Investments—100.1% (Cost $223,000,348#)		230,516,898
Other assets and liabilities (net)—(0.1)%		(129,325)

Net Assets—100.0%		$230,387,573

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $7,516,550 and $0 respectively, resulting in a net unrealized appreciation of $7,516,550.
(a)	A Portfolio of the American Funds Insurance Series.

MIST-7

Met Investors Series Trust

American Funds Bond Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Investment Company Security	$230,516,898	$—	$—	$230,516,898

Total Investments	$230,516,898	$—	$—	$230,516,898

MIST-8

Met Investors Series Trust

American Funds Growth Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Investment Company Security—100.0% of Net Assets

Security Description	Shares	Value
American Funds Growth Fund (a) (Cost—$372,726,264)	8,947,474	$438,426,215

Total Investments—100.0% (Cost $372,726,264#)		438,426,215
Other assets and liabilities (net)—0.0%		(211,664)

Net Assets—100.0%		$438,214,551

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $65,699,951 and $0 respectively, resulting in a net unrealized appreciation of $65,699,951.
(a)	A Portfolio of the American Funds Insurance Series.

MIST-9

Met Investors Series Trust

American Funds Growth Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Investment Company Security	$438,426,215	$—	$—	$438,426,215

Total Investments	$438,426,215	$—	$—	$438,426,215

MIST-10

Met Investors Series Trust

American Funds Growth Allocation Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Investment Company Securities—100.1% of Net Assets

Security Description	Shares	Value

American Funds Bond Fund (Class 1) (a)	3,687,227	$38,863,373
American Funds Global Bond Fund (Class 1) (a)	1,661,508	19,423,032
American Funds Global Small Capitalization Fund (Class 1) (a)	4,424,169	84,545,861
American Funds Growth Fund (Class 1) (a)	12,980,613	636,050,049
American Funds Growth-Income Fund (Class 1) (a)	28,926,760	945,905,042
American Funds High-Income Bond Fund (Class 1) (a)	3,643,773	40,081,501
American Funds International Fund (Class 1) (a)	8,370,101	143,547,241
American Funds New World Fund (Class 1) (a)	4,036,388	83,593,604
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	7,823,768	96,545,295

Total Investment Company Securities (Cost $1,758,106,254)		2,088,554,998

Total Investments—100.1% (Cost $1,758,106,254#)		2,088,554,998
Other assets and liabilities (net)—(0.1)%		(1,145,304)

Net Assets—100.0%		$2,087,409,694

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $330,448,744 and $0 respectively, resulting in a net unrealized appreciation of $330,448,744.
(a)	A Portfolio of the American Funds Insurance Series.

MIST-11

Met Investors Series Trust

American Funds Growth Allocation Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Investment Company Securities	$2,088,554,998	$—	$—	$2,088,554,998

Total Investments	$2,088,554,998	$—	$—	$2,088,554,998

MIST-12

Met Investors Series Trust

American Funds International Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Investment Company Security—100.1% of Net Assets

Security Description	Shares	Value
American Funds International Fund (a) (Cost—$209,032,584)	13,711,536	$235,152,840

Total Investments—100.1% (Cost $209,032,584#)		235,152,840
Other assets and liabilities (net)—(0.1)%		(127,487)

Net Assets—100.0%		$235,025,353

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $26,120,256 and $0 respectively, resulting in a net unrealized appreciation of $26,120,256.
(a)	A Portfolio of the American Funds Insurance Series.

MIST-13

Met Investors Series Trust

American Funds International Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Investment Company Security	$235,152,840	$—	$—	$235,152,840

Total Investments	$235,152,840	$—	$—	$235,152,840

MIST-14

Met Investors Series Trust

American Funds Moderate Allocation Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Investment Company Securities—100.1% of Net Assets

Security Description	Shares	Value
American Funds Bond Fund (Class 1) (a)	25,077,034	$264,311,943
American Funds Global Bond Fund (Class 1) (a)	1,506,678	17,613,070
American Funds Global Small Capitalization Fund (Class 1) (a)	1,001,602	19,140,618
American Funds Growth Fund (Class 1) (a)	3,917,072	191,936,535
American Funds Growth-Income Fund (Class 1) (a)	19,788,140	647,072,166
American Funds High-Income Bond Fund (Class 1) (a)	13,213,546	145,349,000
American Funds International Fund (Class 1) (a)	6,503,531	111,535,555
American Funds New World Fund (Class 1) (a)	914,182	18,932,709
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	34,055,507	420,244,957

Total Investment Company Securities (Cost $1,631,390,803)		1,836,136,553

Total Investments—100.1% (Cost $1,631,390,803#)		1,836,136,553
Other assets and liabilities (net)—(0.1)%		(980,291)

Net Assets—100.0%		$1,835,156,262

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $204,745,750 and $0 respectively, resulting in a net unrealized appreciation of $204,745,750.
(a)	A Portfolio of the American Funds Insurance Series.

MIST-15

Met Investors Series Trust

American Funds Moderate Allocation Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Investment Company Securities	$1,836,136,553	$—	$—	$1,836,136,553

Total Investments	$1,836,136,553	$—	$—	$1,836,136,553

MIST-16

Met Investors Series Trust

Batterymarch Growth and Income Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—99.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.3%
Boeing Co. (The) (a)	12,741	$925,124
General Dynamics Corp.	19,916	1,537,515
Honeywell International, Inc.	14,666	663,930
Lockheed Martin Corp.	21,063	1,752,863
Northrop Grumman Corp.	13,600	891,752
Raytheon Co.	31,916	1,823,042
United Technologies Corp.	19,341	1,423,691

		9,017,917

Air Freight & Logistics—0.8%
FedEx Corp.	4,900	457,660
United Parcel Service, Inc. - Class B	27,110	1,746,155

		2,203,815

Airlines—0.5%
Southwest Airlines Co. (a)	105,991	1,401,201

Auto Components—0.7%
Goodyear Tire & Rubber Co. (The)*	49,660	627,702
Johnson Controls, Inc.	22,400	738,976
Lear Corp.*	7,400	587,190

		1,953,868

Automobiles—0.5%
Ford Motor Co.* (a)	111,850	1,405,955

Beverages—1.8%
Coca-Cola Co.	57,250	3,148,750
PepsiCo, Inc.	26,092	1,726,247

		4,874,997

Biotechnology—1.7%
Amgen, Inc.*	32,241	1,926,722
Celgene Corp.*	8,200	508,072
Cephalon, Inc.* (a)	20,100	1,362,378
Gilead Sciences, Inc.*	18,426	838,015

		4,635,187

Capital Markets—2.8%
Ameriprise Financial, Inc.	37,382	1,695,647
Bank of New York Mellon Corp.	21,287	657,343
Blackstone Group LP (The)	30,400	425,600
Goldman Sachs Group, Inc. (The)	12,111	2,066,500
Morgan Stanley	24,012	703,311
State Street Corp.	14,790	667,621
TD Ameritrade Holding Corp.* (a)	44,768	853,278
Waddell & Reed Financial, Inc. - Class A	15,900	573,036

		7,642,336

Chemicals—1.0%
Dow Chemical Co. (The) (a)	40,700	1,203,499
E.I. du Pont de Nemours & Co.	17,196	640,379
Monsanto Co.	9,939	709,844

		2,553,722

Security Description	Shares	Value

Commercial & Professional Services—0.1%
Brink’s Co. (The)	11,000	$310,530

Commercial Banks—3.8%
Bank of Montreal (a)	21,300	1,292,910
BOK Financial Corp. (a)	5,000	262,200
Commerce Bancshares, Inc.	9,500	390,830
Credicorp, Ltd.	10,620	936,472
M&T Bank Corp. (a)	11,840	939,859
Royal Bank of Canada	14,148	825,536
U.S. Bancorp	45,879	1,187,348
Wells Fargo & Co.	142,644	4,439,081

		10,274,236

Communications Equipment—2.1%
Cisco Systems, Inc.*	169,964	4,424,163
QUALCOMM, Inc.	30,852	1,295,475

		5,719,638

Computers & Peripherals—8.2%
Apple, Inc.*	28,242	6,634,893
Dell, Inc.*	76,704	1,151,327
EMC Corp.*	64,400	1,161,776
Hewlett-Packard Co.	95,856	5,094,746
International Business Machines Corp.	51,835	6,647,839
Seagate Technology* (a)	86,800	1,584,968

		22,275,549

Construction & Engineering—0.5%
Foster Wheeler AG* (a)	20,100	545,514
KBR, Inc.	35,500	786,680

		1,332,194

Consumer Finance—0.7%
American Express Co.	23,950	988,177
AmeriCredit Corp.* (a)	42,600	1,012,176

		2,000,353

Diversified Consumer Services—0.6%
DeVry, Inc. (a)	11,820	770,664
ITT Educational Services, Inc.* (a)	8,136	915,137

		1,685,801

Diversified Financial Services—3.0%
Bank of America Corp.	161,187	2,877,188
Citigroup, Inc.*	243,520	986,256
JPMorgan Chase & Co.	95,703	4,282,709

		8,146,153

Diversified Telecommunication Services—2.4%
AT&T, Inc.	159,223	4,114,322
Verizon Communications, Inc. (a)	79,675	2,471,519

		6,585,841

Electric Utilities—0.7%
DPL, Inc. (a)	34,600	940,774
Exelon Corp.	10,560	462,634

MIST-17

Met Investors Series Trust

Batterymarch Growth and Income Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
Pinnacle West Capital Corp.	14,000	$528,220

		1,931,628

Electrical Equipment—0.3%
Emerson Electric Co.	13,900	699,726

Electronic Equipment, Instruments & Components—0.5%
Flextronics International, Ltd.* (a)	114,800	900,032
Tech Data Corp.*	9,300	389,670

		1,289,702

Energy Equipment & Services—1.5%
National-Oilwell Varco, Inc.	16,030	650,497
Noble Corp.	29,800	1,246,236
Oil States International, Inc.* (a)	23,800	1,079,092
Schlumberger, Ltd. (a)	17,186	1,090,624

		4,066,449

Food & Staples Retailing—2.1%
Costco Wholesale Corp.	7,327	437,495
CVS Caremark Corp.	41,620	1,521,627
Wal-Mart Stores, Inc.	55,995	3,113,322
Walgreen Co.	19,400	719,546

		5,791,990

Food Products—2.6%
Archer-Daniels-Midland Co.	26,200	757,180
ConAgra Foods, Inc.	57,300	1,436,511
Dean Foods Co.*	50,790	796,895
Del Monte Foods Co. (a)	75,910	1,108,286
General Mills, Inc.	11,500	814,085
Hormel Foods Corp. (a)	7,800	327,678
Kraft Foods, Inc. - Class A (a)	24,100	728,784
Sara Lee Corp.	35,100	488,943
Smithfield Foods, Inc.* (a)	26,110	541,522

		6,999,884

Gas Utilities—0.9%
AGL Resources, Inc. (a)	28,700	1,109,255
Atmos Energy Corp.	16,700	477,119
Energen Corp.	19,900	925,947

		2,512,321

Health Care Equipment & Supplies—2.1%
Baxter International, Inc.	18,400	1,070,880
C.R. Bard, Inc. (a)	6,200	537,044
CareFusion Corp.*	8,700	229,941
Covidien Plc	12,944	650,824
Hospira, Inc.*	24,100	1,365,265
Medtronic, Inc.	39,500	1,778,685

		5,632,639

Health Care Providers & Services—2.9%
Aetna, Inc.	42,500	1,492,175
AmerisourceBergen Corp.	28,200	815,544
Coventry Health Care, Inc.* (a)	27,990	691,913

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Humana, Inc.*	9,500	$444,315
McKesson Corp.	11,900	782,068
Medco Health Solutions, Inc.*	14,400	929,664
UnitedHealth Group, Inc.*	46,075	1,505,270
WellPoint, Inc.*	19,200	1,236,096

		7,897,045

Hotels, Restaurants & Leisure—1.5%
Brinker International, Inc.	24,800	478,144
McDonald’s Corp.	21,958	1,465,038
Starbucks Corp.* (a)	85,220	2,068,289

		4,011,471

Household Durables—1.1%
Garmin, Ltd. (a)	41,249	1,587,261
Jarden Corp.	13,900	462,731
Leggett & Platt, Inc. (a)	36,990	800,464

		2,850,456

Household Products—2.5%
Colgate-Palmolive Co. (a)	9,460	806,559
Kimberly-Clark Corp.	15,000	943,200
Procter & Gamble Co. (The)	80,162	5,071,850

		6,821,609

Independent Power Producers & Energy Traders—0.5%
AES Corp. (The)* (a)	44,700	491,700
Constellation Energy Group, Inc.	27,400	962,014

		1,453,714

Industrial Conglomerates—2.4%
3M Co.	14,061	1,175,078
General Electric Co.	224,904	4,093,253
Tyco International, Ltd.	28,900	1,105,425

		6,373,756

Insurance—3.5%
Aflac, Inc.	30,740	1,668,875
Allstate Corp. (The)	31,100	1,004,841
American Financial Group, Inc.	33,100	941,695
Assurant, Inc.	20,800	715,104
Berkshire Hathaway, Inc. - Class B*	21,000	1,706,670
Progressive Corp. (The)	39,600	755,964
Prudential Financial, Inc.	17,100	1,034,550
StanCorp Financial Group, Inc. (a)	11,400	542,982
Travelers Cos., Inc. (The)	18,700	1,008,678

		9,379,359

Internet & Catalog Retail—0.2%
Amazon.com, Inc.*	3,300	447,909

Internet Software & Services—1.6%
eBay, Inc.*	36,600	986,370
Google, Inc. - Class A*	5,700	3,231,957

		4,218,327

MIST-18

Met Investors Series Trust

Batterymarch Growth and Income Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—1.9%
Accenture Plc - Class A	18,300	$767,685
Broadridge Financial Solutions, Inc.	17,900	382,702
Cognizant Technology Solutions Corp. - Class A*	10,850	553,133
Computer Sciences Corp.*	32,400	1,765,476
Hewitt Associates, Inc. - Class A*	26,400	1,050,192
Lender Processing Services, Inc.	15,600	588,900

		5,108,088

Life Sciences Tools & Services—0.3%
Life Technologies Corp.*	15,000	784,050

Machinery—0.3%
Joy Global, Inc.	12,176	689,162

Media—2.9%
Comcast Corp. - Class A	96,804	1,821,851
DIRECTV - Class A*	27,600	933,156
Gannett Co., Inc. (a)	35,000	578,200
News Corp. - Class A	73,300	1,056,253
Time Warner Cable, Inc.	11,050	589,076
Time Warner, Inc.	19,645	614,299
Viacom, Inc. - Class B*	30,200	1,038,276
Walt Disney Co. (The)	35,730	1,247,334

		7,878,445

Metals & Mining—1.3%
AK Steel Holding Corp.	38,400	877,824
Freeport-McMoRan Copper & Gold, Inc.	14,300	1,194,622
Steel Dynamics, Inc. (a)	56,660	989,850
Yamana Gold, Inc.	55,950	551,108

		3,613,404

Multi-Utilities—0.9%
Integrys Energy Group, Inc. (a)	11,600	549,608
NSTAR (a)	8,400	297,528
Public Service Enterprise Group, Inc.	28,210	832,759
TECO Energy, Inc.	47,400	753,186

		2,433,081

Multiline Retail—2.0%
Dollar Tree, Inc.* (a)	13,200	781,704
Family Dollar Stores, Inc. (a)	50,700	1,856,127
Kohl’s Corp.*	24,600	1,347,588
Target Corp.	26,517	1,394,794

		5,380,213

Office Electronics—0.3%
Xerox Corp.	71,800	700,050

Oil, Gas & Consumable Fuels—7.8%
Alpha Natural Resources, Inc.* (a)	7,300	364,197
Anadarko Petroleum Corp. (a)	8,690	632,893
Apache Corp.	10,900	1,106,350
Chevron Corp.	59,679	4,525,459
ConocoPhillips Co.	53,538	2,739,539
CONSOL Energy, Inc.	12,900	550,314
Devon Energy Corp.	7,875	507,386

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Exxon Mobil Corp. (a)	122,526	$8,206,791
Marathon Oil Corp.	26,000	822,640
Occidental Petroleum Corp.	19,466	1,645,656

		21,101,225

Personal Products—0.2%
Estee Lauder Cos., Inc. (The) - Class A	9,120	591,614

Pharmaceuticals—7.5%
Abbott Laboratories	27,579	1,452,862
Bristol-Myers Squibb Co.	100,375	2,680,012
Eli Lilly & Co.	18,276	661,957
Endo Pharmaceuticals Holdings, Inc.*	58,000	1,374,020
Johnson & Johnson	51,654	3,367,841
Merck & Co., Inc.	103,904	3,880,814
Mylan, Inc.* (a)	34,400	781,224
Pfizer, Inc.	251,626	4,315,386
Watson Pharmaceuticals, Inc.*	44,000	1,837,880

		20,351,996

Professional Services—0.2%
FTI Consulting, Inc.* (a)	15,800	621,256

Real Estate Investment Trusts (REITs)—0.3%
Annaly Capital Management, Inc.	29,600	508,528
Hospitality Properties Trust	12,800	306,560

		815,088

Real Estate Management & Development—0.5%
Brookfield Properties Corp.	82,100	1,261,056

Semiconductors & Semiconductor Equipment—2.1%
Intel Corp.	169,409	3,771,044
Novellus Systems, Inc.* (a)	31,880	797,000
Texas Instruments, Inc.	42,074	1,029,551

		5,597,595

Software—5.0%
BMC Software, Inc.*	31,840	1,209,920
CA, Inc.	25,900	607,873
Microsoft Corp.	243,480	7,126,660
Oracle Corp.	151,900	3,902,311
Symantec Corp.*	33,000	558,360

		13,405,124

Specialty Retail—2.6%
Aeropostale, Inc.* (a)	22,050	635,701
Gap, Inc. (The)	21,600	499,176
Home Depot, Inc. (The) (a)	44,128	1,427,541
Lowe’s Cos., Inc.	28,500	690,840
Ross Stores, Inc. (a)	17,400	930,378
TJX Cos., Inc. (The)	63,290	2,691,091

		6,874,727

Textiles, Apparel & Luxury Goods—0.2%
NIKE, Inc. - Class B	7,560	555,660

MIST-19

Met Investors Series Trust

Batterymarch Growth and Income Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Thrifts & Mortgage Finance—0.4%
Hudson City Bancorp, Inc. (a)	69,950	$990,492

Tobacco—1.3%
Altria Group, Inc.	66,425	1,363,041
Philip Morris International, Inc.	41,688	2,174,446

		3,537,487

Wireless Telecommunication Services—0.2%
Rogers Communications, Inc. - Class B	16,900	576,797

Total Common Stocks (Cost $247,677,502)		269,263,888

Short Term Investments—9.5%
Security Description	Shares	Value

Mutual Funds—9.5%
State Street Navigator Securities Lending Prime Portfolio (b) (Cost—$25,678,277)	25,678,277	$25,678,277

Total Investments—109.1% (Cost $273,355,779#)		294,942,165
Other assets and liabilities (net)—(9.1)%		(24,503,426)

Net Assets—100.0%		$270,438,739

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $36,792,511 and $15,206,125 respectively, resulting in a net unrealized appreciation of $21,586,386.
(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $25,298,783 and the collateral received consisted of cash in the amount of $25,678,277 and non-cash collateral with a value of $470,048. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of collateral received from securities lending transactions.

MIST-20

Met Investors Series Trust

Batterymarch Growth and Income Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$269,263,888	$—	$—	$269,263,888

Total Short-Term Investment*	25,678,277	—	—	25,678,277

Total Investments	$294,942,165	$—	$—	$294,942,165

*	See Portfolio of Investment for additional detailed categorizations.

MIST-21

Met Investors Series Trust

BlackRock High Yield Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—80.2% of Net Assets

Security Description	Par Amount	Value

Aerospace & Defense—1.2%
Sequa Corp.
11.750%, due 12/01/15 (144A) (a)	$2,710,000	$2,723,550
13.500%, due 12/01/15 (144A) (a) (b)	6,005,573	6,155,712

		8,879,262

Airlines—0.7%
American Airlines Pass Through Trust, Series 2001-02
7.858%, due 10/01/11	1,520,000	1,564,080
Delta Air Lines, Inc., Series B 9.750%, due 12/17/16	1,590,000	1,657,575
United Air Lines, Inc. 12.750%, due 07/15/12	1,700,000	1,878,500

		5,100,155

Auto Components—0.3%
Delphi International Holding Corp. 12.000%, due 10/06/14	165,937	165,937
Goodyear Tire & Rubber Co. (The) 8.625%, due 12/01/11	1,289,000	1,347,005
8.750%, due 08/15/20	400	394
Lear Corp. 5.750%, due 08/01/14	1,395,000	27,900
Series B 8.500%, 12/01/13	1,530,000	30,600
Stanadyne Corp., Series 1 10.000%, due 08/15/14	250,000	230,000
Stanadyne Holdings, Inc. 0.000%/12.000%, due 02/15/15 (c)	125,000	94,375

		1,896,211

Biotechnology—0.3%
QHP Royalty Sub LLC 10.250%, due 03/15/15 (144A) (a)	1,829,646	1,851,278

Building Products—0.6%
Ainsworth Lumber Co., Ltd. 11.000%, due 07/29/15 (144A) (a) (b)	83,856	72,116
Associated Materials LLC/Associated Materials Finance, Inc.
9.875%, due 11/15/16	1,190,000	1,291,150
Building Materials Corp. of America 7.000%, due 02/15/20 (144A) (a)	740,000	752,950
Goodman Global Group, Inc. 9.091%, due 12/15/14 (144A) (a) (d)	815,000	484,925
Nortek, Inc. 11.000%, due 12/01/13	1,677,422	1,807,422

		4,408,563

Chemicals—3.2%
American Pacific Corp. 9.000%, due 02/01/15	150,000	149,438
CPG International I, Inc. 10.500%, due 07/01/13	755,000	760,663
Hexion Finance Escrow LLC/Hexion Escrow Corp.
8.875%, due 02/01/18 (144A) (a)	2,155,000	2,133,450
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
9.750%, due 11/15/14 (e)	1,805,000	1,850,125

Security Description	Par Amount	Value

Chemicals—(Continued)
Huntsman International LLC 6.875%, due 11/15/13 (144A) (j) (a)	$750,000	$1,032,126
5.500%, due 06/30/16 (144A) (a)	1,305,000	1,190,812
8.625%, due 03/15/20 (144A) (a)	1,070,000	1,082,037
Innophos, Inc. 8.875%, due 08/15/14	2,060,000	2,132,100
Koppers, Inc. 7.875%, due 12/01/19 (144A) (a)	1,115,000	1,154,025
LBI Escrow Corp. 8.000%, due 11/01/17 (144A) (a)	5,785,000	6,001,937
MacDermid, Inc. 9.500%, due 04/15/17 (144A) (a)	2,010,000	2,075,325
Nalco Co. 8.250%, due 05/15/17 (144A) (a)	1,300,000	1,387,750
Nova Chemicals Corp. 8.625%, due 11/01/19 (144A) (a)	1,950,000	2,018,250

		22,968,038

Commercial & Professional Services—1.1%
ACCO Brands Corp. 10.625%, due 03/15/15 (144A) (a)	470,000	515,825
Aleris International, Inc. 10.000%, due 12/15/16 (f)	1,350,000	9,450
9.000%, due 12/15/14 (f)	1,665,000	18,731
ARAMARK Corp. 3.749%, due 02/01/15 (g)	950,000	888,250
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
9.625%, due 03/15/18 (144A) (a)	1,390,000	1,459,500
DI Finance/DynCorp International, Series B 9.500%, due 02/15/13	1,110,000	1,129,425
iPayment, Inc. 9.750%, due 05/15/14	310,000	284,425
Iron Mountain, Inc. 8.375%, due 08/15/21	1,515,000	1,583,175
RSC Equipment Rental, Inc. 10.000%, due 07/15/17 (144A) (a)	1,945,000	2,090,875
Tropicana Entertainment LLC 9.625%, due 12/15/14 (f)	70,000	105

		7,979,761

Commercial Banks—0.8%
ATF Capital B.V. 9.250%, due 02/21/14 (144A) (a)	100,000	106,750
Glitnir Banki HF 4.375%, due 02/05/10 (144A) (j) (f)	135,000	52,950
3.000%, due 06/30/10 (j) (f)	1,060,000	387,085
6.375%, due 09/25/12 (144A) (a) (f)	1,835,000	550,500
Series 3 4.763%, 04/20/10 (144A) (a) (f)	304,000	91,200
Series EMTN 5.071%, 01/27/10 (j) (f)	1,000,000	317,837
HBOS Plc, Series EMTN 0.958%, due 09/01/16 (j) (g)	830,000	933,794
0.843%, due 03/21/17 (j) (g)	410,000	453,720
National Westminster Bank Plc, Series EMTN 2.850%, due 04/05/10 (j) (g)	460,000	491,498
Royal Bank of Scotland Group Plc, Series EMTN
6.200%, due 03/22/22 (k) (g)	1,123,000	1,375,505

MIST-22

Met Investors Series Trust

BlackRock High Yield Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Commercial Banks—(Continued)
5.625%, due 09/16/26 - 06/07/32 (k) (g)	$675,000	$785,910

		5,546,749

Communications Equipment—0.3%
Verso Paper Holdings LLC 11.500%, due 07/01/14 (144A) (a) (e)	1,210,000	1,315,875
3.999%, due 08/01/14 (g)	585,000	501,638
Viant Holdings, Inc. 10.125%, due 07/15/17 (144A) (a)	236,000	236,590

		2,054,103

Construction & Engineering—0.3%
ESCO Corp. 8.625%, due 12/15/13 (144A) (a)	2,180,000	2,201,800

Construction Materials—0.1%
Texas Industries, Inc. 7.250%, due 07/15/13	450,000	444,375

Consumer Finance—4.4%
Credit Acceptance Corp. 9.125%, due 02/01/17 (144A) (a)	1,820,000	1,879,150
FCE Bank Plc 7.875%, due 02/15/11 (k)	1,400,000	2,181,240
7.125%, due 01/15/13 (j)	2,250,000	3,134,417
FCE Bank Plc, Series EMTN 7.125%, due 01/16/12 (j)	3,500,000	4,863,925
General Motors Acceptance Corp., Inc. 7.250%, due 03/02/11	111,000	113,497
8.300%, due 02/12/15 (144A) (a)	4,740,000	4,988,850
8.000%, due 11/01/31	2,560,000	2,444,800
GMAC, Inc. 6.875%, due 08/28/12	795,000	809,906
7.500%, due 12/31/13	170,000	174,675
2.452%, due 12/01/14 (g)	1,957,000	1,725,428
6.750%, due 12/01/14 (e)	3,760,000	3,740,001
8.000%, due 03/15/20 (144A) (a)	3,590,000	3,688,725
Series EMTN 5.375%, 06/06/11 (j)	822,000	1,122,872
Series 8 6.750%, due 12/01/14	1,070,000	1,075,350

		31,942,836

Containers & Packaging—3.4%
Ball Corp. 6.625%, due 03/15/18	175,000	179,813
7.375%, due 09/01/19	1,100,000	1,164,625
6.750%, due 09/15/20	1,325,000	1,344,875
Berry Plastics Corp. 8.875%, due 09/15/14	1,270,000	1,250,950
8.250%, due 11/15/15	1,815,000	1,846,763
Cascades, Inc. 7.750%, due 12/15/17 (144A) (a)	1,370,000	1,388,838
Crown Americas LLC/Crown Americas Capital Corp. II
7.625%, due 05/15/17 (144A) (a)	4,355,000	4,529,200
Crown European Holdings S.A. 6.250%, due 09/01/11 (j)	227,000	316,228

Security Description	Par Amount	Value

Containers & Packaging—(Continued)
Graphic Packaging International, Inc. 9.500%, due 06/15/17	$3,345,000	$3,570,787
Greif, Inc. 7.750%, due 08/01/19	690,000	721,050
Owens-Brockway Glass Container, Inc. 8.250%, due 05/15/13	400,000	407,000
6.750%, due 12/01/14 (j)	395,000	550,264
7.375%, due 05/15/16	2,145,000	2,262,975
Pregis Corp. 12.375%, due 10/15/13	1,020,000	1,040,400
Rock-Tenn Co. 5.625%, due 03/15/13	770,000	795,025
Sealed Air Corp. 7.875%, due 06/15/17 (144A) (a)	1,785,000	1,940,880
Solo Cup Co. 10.500%, due 11/01/13	1,025,000	1,086,500

		24,396,173

Distributors—0.3%
NSG Holdings LLC 7.750%, due 12/15/25 (144A) (a)	2,465,000	2,230,825

Diversified Consumer Services—0.0%
American Achievement Group Holding Corp. 12.750%, due 10/01/12 (b)	4,491	3,121
Service Corp. International 7.875%, due 02/01/13	60,000	60,600
7.625%, due 10/01/18	115,000	117,013

		180,734

Diversified Financial Services—5.3%
CIT Group Funding Co. of Delaware LLC 10.250%, due 05/01/17	267,656	277,693
CIT Group, Inc. 7.000%, due 05/01/16 - 05/01/17	22,042,424	20,389,242
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.000%, due 01/15/18 (144A) (a) (e)	2,500,000	2,421,875
International Lease Finance Corp. 8.625%, due 09/15/15 (144A) (a)	3,795,000	3,888,953
Leucadia National Corp. 8.125%, due 09/15/15	1,800,000	1,874,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
7.750%, due 10/15/16 (144A) (a)	2,905,000	2,999,412
7.750%, due 10/15/16 (144A) (j) (a)	1,050,000	1,473,379
8.000%, due 12/15/16 (j)	2,145,000	2,980,891
Saturns Investments Europe Plc 6.190%, due 06/09/14	770,000	539,000
UPCB Finance, Ltd. 7.625%, due 01/15/20 (144A) (j) (a)	971,000	1,341,184

		38,185,879

Diversified Telecommunication Services—5.2%
Broadview Networks Holdings, Inc. 11.375%, due 09/01/12	1,835,000	1,793,712
Digicel Group, Ltd. 8.875%, due 01/15/15 (144A) (a)	1,695,000	1,673,812
9.125%, due 01/15/15 (144A) (a) (b)	2,707,665	2,700,896

MIST-23

Met Investors Series Trust

BlackRock High Yield Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Diversified Telecommunication Services—(Continued)
8.250%, due 09/01/17 (144A) (a)	$300,000	$298,500
10.500%, due 04/15/18 (144A) (a) (e)	1,400,000	1,467,033
ITC DeltaCom, Inc. 10.500%, due 04/01/16 (144A) (a)	1,490,000	1,491,863
Level 3 Financing, Inc. 10.000%, due 02/01/18 (144A) (a)	530,000	508,800
New Communications Holdings, Inc. 7.875%, due 04/15/15 (144A) (a)	1,050,000	1,084,125
8.250%, due 04/15/17 (144A) (a)	1,040,000	1,063,400
8.500%, due 04/15/20 (144A) (a)	1,000,000	1,012,500
Nordic Telephone Holdings Co. 8.875%, due 05/01/16 (144A) (a)	185,000	199,338
Qwest Communications International, Inc. 7.500%, due 02/15/14	8,430,000	8,619,675
8.000%, due 10/01/15 (144A) (a)	1,500,000	1,605,000
Qwest Corp. 7.500%, due 10/01/14 - 06/15/23	730,000	736,425
8.375%, due 05/01/16	1,400,000	1,582,000
Sprint Capital Corp. 6.875%, due 11/15/28	5,620,000	4,552,200
tw telecom holdings, inc. 8.000%, due 03/01/18 (144A) (a)	710,000	729,525
West Corp. 9.500%, due 10/15/14	2,870,000	2,963,275
11.000%, due 10/15/16	1,905,000	2,028,825
Wind Acquisition Finance S.A. 10.750%, due 12/01/15 (144A) (a)	75,000	81,375
Windstream Corp. 7.875%, due 11/01/17	1,515,000	1,499,850

		37,692,129

Electric Utilities—1.7%
AES Eastern Energy LP, Series 99-B 9.670%, due 01/02/29	1,660,000	1,799,025
AES Ironwood LLC 8.857%, due 11/30/25	1,208,780	1,190,649
AES Red Oak LLC 8.540%, due 11/30/19	754,942	775,703
Series B 9.200%, 11/30/29	650,000	643,500
Calpine Construction Finance Co. LP/CCFC Finance Corp.
8.000%, due 06/01/16 (144A) (a)	4,285,000	4,402,838
Elwood Energy LLC 8.159%, due 07/05/26	1,199,489	1,141,093
FPL Energy National Wind 6.125%, due 03/25/19 (144A) (a)	78,394	75,553
Infinis Plc 9.125%, due 12/15/14 (144A) (k) (a)	740,000	1,157,210
Ipalco Enterprises, Inc. 8.625%, due 11/14/11	525,000	561,750
7.250%, due 04/01/16 (144A) (a)	545,000	568,163

		12,315,484

Electrical Equipment—1.2%
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.
10.875%, due 06/01/16 (144A) (a)	1,450,000	1,551,500
Orascom Telecom Finance SCA 7.875%, due 02/08/14 (144A) (a)	305,000	290,512

Security Description	Par Amount	Value

Electrical Equipment—(Continued)
TL Acquisitions, Inc. 10.500%, due 01/15/15 (144A) (a)	$6,875,000	$6,634,375

		8,476,387

Electronic Equipment, Instruments & Components—0.0%
Mobile Services Group, Inc./Mobile Storage Group, Inc.
9.750%, due 08/01/14	75,000	78,000

Energy Equipment & Services—1.5%
Compagnie Generale de Geophysique-Veritas 7.500%, due 05/15/15	130,000	130,975
9.500%, due 05/15/16	590,000	634,250
7.750%, due 05/15/17	2,615,000	2,628,075
Drummond Co., Inc. 9.000%, due 10/15/14 (144A) (a)	2,100,000	2,173,500
7.375%, due 02/15/16	1,900,000	1,862,000
Hornbeck Offshore Services, Inc. 6.125%, due 12/01/14	180,000	173,700
Murray Energy Corp. 10.250%, due 10/15/15 (144A) (a)	1,545,000	1,591,350
North American Energy Partners, Inc. 8.750%, due 12/01/11	435,000	435,000
Parker Drilling Co. 9.125%, due 04/01/18 (144A) (a)	570,000	586,387
Southern Star Central Corp. 6.750%, due 03/01/16 (144A) (a)	690,000	701,212
6.750%, due 03/01/16	50,000	50,813

		10,967,262

Food & Staples Retailing—0.3%
Rite Aid Corp. 9.750%, due 06/12/16	1,605,000	1,733,400
10.250%, due 10/15/19	655,000	702,488

		2,435,888

Food Products—0.7%
B&G Foods, Inc. 7.625%, due 01/15/18	600,000	612,750
Reddy Ice Corp. 11.250%, due 03/15/15 (144A) (a)	1,180,000	1,244,900
Smithfield Foods, Inc. 10.000%, due 07/15/14 (144A) (a)	2,520,000	2,822,400
TreeHouse Foods, Inc. 7.750%, due 03/01/18	300,000	312,000

		4,992,050

Gas Utilities—1.8%
Energy Future Holdings Corp. 10.875%, due 11/01/17 (e)	3,515,000	2,627,463
11.250%, due 11/01/17 (b)	6,103,060	4,180,596
10.000%, due 01/15/20 (144A) (a) (e)	6,200,000	6,494,500

		13,302,559

Health Care Equipment & Supplies—1.0%
DJO Finance LLC/DJO Finance Corp. 10.875%, due 11/15/14	4,625,000	5,047,031

MIST-24

Met Investors Series Trust

BlackRock High Yield Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Health Care Equipment & Supplies—(Continued)
10.875%, due 11/15/14 (144A) (a)	$1,590,000	$1,737,075
Elan Finance Plc/Elan Finance Corp. 8.875%, due 12/01/13	175,000	181,125

		6,965,231

Health Care Providers & Services—3.3%
Community Health Systems, Inc. 8.875%, due 07/15/15	2,465,000	2,557,438
HCA, Inc. 7.250%, due 09/15/20 (144A) (a)	5,565,000	5,655,431
Novasep Holding SAS 9.625%, due 12/15/16 (144A) (j) (a)	2,567,000	3,350,350
Tenet Healthcare Corp. 9.000%, due 05/01/15 (144A) (a)	2,818,000	3,050,485
10.000%, due 05/01/18 (144A) (a)	4,398,000	4,947,750
8.875%, due 07/01/19 (144A) (a)	1,152,000	1,252,800
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
8.000%, due 02/01/18 (144A) (a)	3,320,000	3,245,300

		24,059,554

Health Care Technology—0.8%
IMS Health, Inc. 12.500%, due 03/01/18 (144A) (a)	4,680,000	5,452,200

Hotels, Restaurants & Leisure—0.8%
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.
10.250%, due 06/15/15 (144A) (a) (f)	1,425,000	23,156
MGM MIRAGE, Inc. 13.000%, due 11/15/13	1,000,000	1,167,500
11.125%, due 11/15/17 (144A) (a)	795,000	898,350
Pinnacle Entertainment, Inc. 8.625%, due 08/01/17 (144A) (a)	2,080,000	2,043,600
Scientific Games International, Inc. 9.250%, due 06/15/19	55,000	58,438
Virgin River Casino Corp. 9.000%, due 01/15/12 (f)	1,800,000	900,000
Waterford Gaming LLC 8.625%, due 09/15/14 (144A) (a)	799,000	439,450

		5,530,494

Household Durables—1.6%
Beazer Homes USA, Inc. 6.875%, due 07/15/15	1,035,000	921,150
8.125%, due 06/15/16	495,000	441,787
12.000%, due 10/15/17	3,400,000	3,893,000
Catalina Marketing Corp. 10.500%, due 10/01/15 (144A) (a) (b)	1,030,000	1,084,075
KB Home
6.375%, due 08/15/11	67,000	68,843
9.100%, due 09/15/17	595,000	630,700
Pulte Homes, Inc. 6.375%, due 05/15/33	180,000	144,900
Standard Pacific Corp. 7.000%, due 08/15/15	385,000	358,050
6.250%, due 04/01/14	270,000	250,425

Security Description	Par Amount	Value

Household Durables—(Continued)
10.750%, due 09/15/16	$3,340,000	$3,569,625

		11,362,555

Independent Power Producers & Energy Traders—1.3%
AES Corp. 8.750%, due 05/15/13 (144A) (a)	1,870,000	1,907,400
Homer City Funding LLC 8.137%, due 10/01/19	740,950	729,836
NRG Energy, Inc.
7.250%, due 02/01/14	2,990,000	3,019,900
7.375%, due 02/01/16 - 01/15/17	415,000	412,287
8.500%, due 06/15/19 (e)	3,560,000	3,622,300

		9,691,723

Industrial - Diversified—0.3%
Harland Clarke Holdings Corp.
6.000%, due 05/15/15 (g)	50,000	41,375
9.500%, due 05/15/15	60,000	56,550
Ply Gem Industries, Inc. 11.750%, due 06/15/13	1,685,000	1,786,100

		1,884,025

Insurance—0.0%
USI Holdings Corp. 4.125%, due 11/15/14 (144A) (a) (g)	80,000	68,600

Internet Software & Services—0.3%
Impress Holdings B.V. 3.376%, due 09/15/13(144A) (a) (g)	1,980,000	1,935,450

Leisure Equipment & Products—0.2%
Brunswick Corp. 11.250%, due 11/01/16 (144A) (a)	1,050,000	1,197,000

Life Sciences Tools & Services—0.1%
Bio-Rad Laboratories, Inc. 8.000%, due 09/15/16	650,000	695,500

Machinery—0.7%
Navistar International Corp. 8.250%, due 11/01/21	2,500,000	2,562,500
Oshkosh Corp. 8.250%, due 03/01/17 (144A) (a)	600,000	622,500
Titan International, Inc. 8.000%, due 01/15/12	1,790,000	1,798,950

		4,983,950

Manufacturing—0.0%
RBS Global, Inc./Rexnord Corp. 8.875%, due 09/01/16	105,000	97,388

Marine—0.3%
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc.
8.875%, due 11/01/17 (144A) (a)	1,350,000	1,408,380
Trico Shipping AS 11.875%, due 11/01/14 (144A) (a)	895,000	859,200

		2,267,580

MIST-25

Met Investors Series Trust

BlackRock High Yield Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Media—9.2%
Affinion Group, Inc. 10.125%, due 10/15/13	$9,102,000	$9,375,060
Cablevision Systems Corp., Series B 8.000%, due 04/15/12	4,850,000	5,207,687
CCH II LLC/CCH II Capital Corp. 13.500%, due 11/30/16	2,229,537	2,692,166
CCH LLC/CCH Capital Corp. 10.375%, due 04/30/14 (144A) (a)	1,410,000	1,455,825
CCO Holdings LLC/CCO Holdings Capital Corp.
8.750%, due 11/15/13	1,990,000	2,049,700
CCO Operating LLC/CCO Operating Capital Corp.
8.000%, due 04/30/12 (144A) (a)	1,220,000	1,302,350
Clear Channel Communications, Inc. 11.000%, due 08/01/16 (b) (e)	12,062	8,685
Clear Channel Worldwide Holdings, Inc.
Series A 9.250%, 12/15/17 (a)	2,224,000	2,321,300
Series B 9.250%, 12/15/17 (a)	8,898,000	9,342,900
CMP Susquehanna Corp. 9.875%, due 05/15/14	122,000	2,440
EchoStar DBS Corp.
6.625%, due 10/01/14	1,175,000	1,186,750
7.000%, due 10/01/13	3,585,000	3,746,325
Lighthouse International Co. S.A. 8.000%, due 04/30/14 (j)	1,433,000	1,376,073
8.000%, due 04/30/14 (144A) (j) (a)	470,000	451,329
McClatchy Co. (The) 11.500%, due 02/15/17 (144A) (a)	1,385,000	1,421,356
Newsday, Inc. 9.750%, due 08/01/13	1,965,000	2,144,306
Nielsen Finance LLC/Nielsen Finance Co. 11.625%, due 02/01/14	1,200,000	1,362,000
10.000%, due 08/01/14	870,000	915,675
0.000%/12.500%, due 08/01/16 (c)	150,000	143,250
Rainbow National Services LLC
10.375%, due 09/01/14 (144A) (a)	1,978,000	2,094,208
8.750%, due 09/01/12 (144A) (a)	1,610,000	1,644,213
Seat Pagine Gialle SpA 10.500%, due 01/31/17 (144A) (j) (a)	2,352,000	3,109,504
Spansion, Inc. 3.377%, due 06/01/13(144A) (a) (f) (g)	2,790,000	2,817,900
UPC Germany GmbH 8.125%, due 12/01/17 (144A) (j) (a)	1,526,000	2,143,147
8.125%, due 12/01/17 (144A) (a)	2,000,000	2,060,364
9.625%, due 12/01/19 (144A) (j) (a)	2,650,000	3,765,300
UPC Holding B.V. 9.875%, due 04/15/18 (144A) (a)	1,900,000	1,999,304
Virgin Media Finance Plc 8.750%, due 04/15/14	33,000	33,949

		66,173,066

Metals & Mining—3.2%
Arch Coal, Inc. 8.750%, due 08/01/16 (144A) (a)	690,000	733,125
Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp.
12.125%, due 08/01/17	1,245,000	1,431,750
10.750%, due 02/01/18	410,000	453,050
FMG Finance Property, Ltd. 10.000%, due 09/01/13 (144A) (a)	270,000	291,938

Security Description	Par Amount	Value

Metals & Mining—(Continued)
10.625%, due 09/01/16 (144A) (a)	$2,120,000	$2,453,900
Foundation Pennsylvania Coal Co. 7.250%, due 08/01/14	950,000	971,375
New World Resources NV 7.375%, due 05/15/15 (j)	1,071,000	1,383,343
Novelis, Inc.
7.250%, due 02/15/15	270,000	261,900
11.500%, due 02/15/15	1,850,000	2,000,312
Ryerson, Inc.
7.624%, due 11/01/14 (g)	660,000	617,100
12.000%, due 11/01/15	670,000	706,850
Steel Dynamics, Inc. 7.375%, due 11/01/12	4,680,000	4,890,600
Teck Resources, Ltd.
10.250%, due 05/15/16	785,000	938,075
10.750%, due 05/15/19	2,225,000	2,736,750
United States Steel Corp. 7.375%, due 04/01/20	1,435,000	1,445,762
Vedanta Resources Plc 9.500%, due 07/18/18 (144A) (a)	1,210,000	1,343,100

		22,658,930

Multiline Retail—0.9%
Dollar General Corp. 10.625%, due 07/15/15	70,000	77,175
11.875%, due 07/15/17 (b)	5,698,000	6,666,660

		6,743,835

Oil, Gas & Consumable Fuels—9.9%
Arch Western Financial LLC 6.750%, due 07/01/13	2,320,000	2,340,300
Berry Petroleum Co. 8.250%, due 11/01/16	205,000	208,588
Bill Barrett Corp. 9.875%, due 07/15/16	1,245,000	1,347,712
Chesapeake Energy Corp. 6.250%, due 01/15/18	655,000	627,162
6.375%, due 06/15/15	355,000	350,563
6.875%, due 11/15/20	400,000	391,000
Cimarex Energy Co. 7.125%, due 05/01/17	1,610,000	1,650,250
Coffeyville Resources LLC/Coffeyville Finance, Inc.
9.000%, due 04/01/15 (144A) (a)	810,000	828,225
Concho Resources, Inc. 8.625%, due 10/01/17	820,000	873,300
Connacher Oil and Gas, Ltd. 11.750%, due 07/15/14 (144A) (a)	465,000	514,988
10.250%, due 12/15/15 (144A) (a)	1,965,000	2,009,212
CONSOL Energy, Inc. 8.250%, due 04/01/20 (144A) (a)	5,830,000	6,019,475
Crosstex Energy/Crosstex Energy Finance Corp.
8.875%, due 02/15/18 (144A) (a)	2,725,000	2,823,781
Denbury Resources, Inc. 7.500%, due 04/01/13 - 12/15/15	745,000	761,625
9.750%, due 03/01/16	3,550,000	3,922,750
8.250%, due 02/15/20	2,340,000	2,492,100

MIST-26

Met Investors Series Trust

BlackRock High Yield Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Dynegy Holdings, Inc. 8.375%, due 05/01/16 (e)	$645,000	$538,575
Dynegy Roseton/Danskammer Pass Through Trust, Series B
7.670%, due 11/08/16	2,965,000	2,881,624
El Paso Corp. 7.000%, due 06/15/17	3,100,000	3,179,326
8.250%, due 02/15/16	2,460,000	2,638,350
6.700%, due 02/15/27	62,930	52,944
Expro Finance Luxembourg SCA 8.500%, due 12/15/16 (144A) (a)	4,940,000	5,014,100
Forest Oil Corp. 8.500%, due 02/15/14	280,000	296,800
7.250%, due 06/15/19	430,000	434,300
Hilcorp Energy I LP/Hilcorp Finance Co. 8.000%, due 02/15/20 (144A) (a)	220,000	214,500
Linn Energy LLC/Linn Energy Finance Corp. 8.625%, due 04/15/20 (144A) (a)	2,010,000	1,960,795
Massey Energy Co. 6.875%, due 12/15/13	535,000	545,031
Newfield Exploration Co. 6.625%, due 09/01/14 - 04/15/16	680,000	696,551
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
8.875%, due 03/15/18 (144A) (a)	4,265,000	4,382,287
OPTI Canada, Inc. 9.000%, due 12/15/12 (144A) (a)	3,565,000	3,689,775
Peabody Energy Corp. 7.375%, due 11/01/16	1,650,000	1,753,125
Penn Virginia Corp. 10.375%, due 06/15/16	285,000	310,650
Petrohawk Energy Corp. 10.500%, due 08/01/14	1,155,000	1,280,606
7.875%, due 06/01/15	3,120,000	3,194,100
Range Resources Corp.
7.375%, due 07/15/13 (e)	725,000	743,125
6.375%, due 03/15/15	200,000	202,000
7.500%, due 05/15/16	75,000	77,625
8.000%, due 05/15/19	2,470,000	2,649,075
Sabine Pass LNG LP 7.500%, due 11/30/16	300,000	266,250
SandRidge Energy, Inc. 9.875%, due 05/15/16 (144A) (a) (e)	855,000	882,787
Southwestern Energy Co. 7.500%, due 02/01/18	2,440,000	2,659,600
Swift Energy Co. 7.125%, due 06/01/17	825,000	787,875
Teekay Corp. 8.500%, due 01/15/20	1,780,000	1,864,550
Whiting Petroleum Corp. 7.250%, due 05/01/12 - 05/01/13	730,000	739,226

		71,096,583

Paper & Forest Products—3.1%
Boise Cascade LLC 7.125%, due 10/15/14	463,000	430,590
Boise Paper Holdings LLC/Boise Finance Co. 9.000%, due 11/01/17 (144A) (a)	895,000	944,225
Clearwater Paper Corp. 10.625%, due 06/15/16 (144A) (a)	1,040,000	1,172,600

Security Description	Par Amount	Value

Paper & Forest Products—(Continued)
Georgia-Pacific LLC
7.700%, due 06/15/15	$380,000	$404,700
8.250%, due 05/01/16 (144A) (a)	3,485,000	3,816,075
NewPage Corp. 10.000%, due 05/01/12 (e)	1,555,000	1,086,556
11.375%, due 12/31/14	13,670,000	13,670,000
P.H. Glatfelter Co. 7.125%, due 05/01/16 (144A) (a)	575,000	570,873

		22,095,619

Pharmaceuticals—0.7%
Angiotech Pharmaceuticals, Inc. 4.002%, due 12/01/13 (g)	3,125,000	2,562,500
Axcan Intermediate Holdings, Inc. 12.750%, due 03/01/16	1,130,000	1,248,650
Valeant Pharmaceuticals International 8.375%, due 06/15/16 (144A) (a)	1,200,000	1,260,000

		5,071,150

Real Estate—0.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.
0.000%/11.000%, due 06/30/15 (144A) (a) (c)	119,600	47,840

Real Estate Investment Trusts (REITs)—0.0%
BMS Holdings, Inc. 7.890%, due 02/15/12 (144A) (a) (b) (g)	724,358	16,298

Road & Rail—0.1%
Marsico Parent Co. LLC 10.625%, due 01/15/16 (144A) (a)	1,287,000	791,505
Marsico Parent Holdco LLC 12.500%, due 07/15/16 (144A) (a) (b)	544,599	130,704
Marsico Parent Superholdco LLC 14.500%, due 01/15/18 (144A) (a) (b)	359,276	41,316

		963,525

Semiconductors & Semiconductor Equipment—0.4%
Advanced Micro Devices, Inc. 8.125%, due 12/15/17 (144A) (a)	2,855,000	2,940,650

Software—0.4%
First Data Corp. 9.875%, due 09/24/15	1,750,000	1,500,625
9.875%, due 09/24/15 (e)	315,000	273,263
11.250%, due 03/31/16 (e)	1,370,000	1,102,850

		2,876,738

Specialty Retail—0.5%
Asbury Automotive Group, Inc. 7.625%, due 03/15/17	880,000	842,600
Group 1 Automotive, Inc. 8.250%, due 08/15/13	300,000	310,125
Sonic Automotive, Inc. 9.000%, due 03/15/18 (144A) (a)	1,010,000	1,028,938

MIST-27

Met Investors Series Trust

BlackRock High Yield Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Specialty Retail—(Continued)
United Auto Group, Inc. 7.750%, due 12/15/16	$1,260,000	$1,219,050

		3,400,713

Textiles, Apparel & Luxury Goods—0.6%
Collective Brands, Inc. 8.250%, due 08/01/13	1,310,000	1,342,750
Levi Strauss & Co. 8.625%, due 04/01/13 (j)	2,100,000	2,939,657

		4,282,407

Tobacco—0.2%
Vector Group, Ltd. 11.000%, due 08/15/15	1,330,000	1,403,150

Trading Companies & Distributors—0.5%
McJunkin Red Man Corp. 9.500%, due 12/15/16 (144A) (a)	3,000,000	3,078,750
Russel Metals, Inc. 6.375%, due 03/01/14	230,000	216,488

		3,295,238

Transportation—0.4%
Travelport LLC 9.875%, due 09/01/14	2,010,000	2,110,500
11.875%, due 09/01/16 (e)	480,000	528,600

		2,639,100

Wireless Telecommunication Services—4.7%
Cricket Communications, Inc. 9.375%, due 11/01/14 (e)	240,000	245,400
10.000%, due 07/15/15 (e)	4,010,000	4,190,450
7.750%, due 05/15/16 (e)	3,640,000	3,794,700
FiberTower Corp. 9.000%, due 01/01/16	324,380	274,101
9.000%, due 01/01/16 (144A) (a)	80,502	66,414
Intelsat Corp. 9.250%, due 08/15/14 - 06/15/16	4,330,000	4,510,300
Intelsat Subsidiary Holding Co., Ltd. 8.875%, due 01/15/15 (144A) (a)	540,000	557,550
8.875%, due 01/15/15	400,000	415,000
iPCS, Inc. 2.374%, due 05/01/13 (g)	4,881,000	4,539,330
MetroPCS Wireless, Inc. 9.250%, due 11/01/14 (e)	6,020,000	6,185,550
9.250%, due 11/01/14	1,250,000	1,278,125
Nextel Communications, Inc. 6.875%, due 10/31/13	4,570,000	4,478,600
7.375%, due 08/01/15	1,635,000	1,561,425
Series F 5.950%, 03/15/14	660,000	618,750
SBA Telecommunications, Inc. 8.000%, due 08/15/16 (144A) (a)	1,200,000	1,269,000

		33,984,695

Total Domestic Bonds & Debt Securities (Cost $555,649,809)		576,407,288

Convertible Bonds—3.1%
Security Description	Par Amount	Value

Capital Markets—0.0%
E*Trade Financial Corp., Series A 0.000%, due 08/31/19 (144A) (a) (d)	$76,000	$121,695
0.000%, due 08/31/19 (d)	11,000	17,474

		139,169

Diversified Telecommunication Services—0.0%
NTL Cable Plc 8.750%, due 04/15/14 (j)	36,780	51,486

Health Care Equipment & Supplies—0.3%
Hologic, Inc. 2.000%/0.000%, due 12/15/37 (h)	2,070,000	1,863,000

Health Care Providers & Services—0.0%
LifePoint Hospitals, Inc. 3.500%, due 05/15/14	290,000	290,725

Hotels, Restaurants & Leisure—0.1%
Scientific Games Corp. - Class A 0.750%/0.500%, due 12/01/24 (h)	640,000	612,000

Household Durables—0.1%
Beazer Homes USA, Inc. 4.625%, due 06/15/24 (e)	990,000	977,789

IT Services—0.8%
Alliance Data Systems Corp. 1.750%, due 08/01/13	5,395,000	5,509,644

Machinery—0.5%
Accuride Corp., Series AI 7.500%, due 02/26/20 (b) (e)	11,924	26,922

Navistar International Corp. 3.000%, due 10/15/14	2,430,000	2,714,674
Titan International, Inc. 5.625%, due 01/15/17 (144A) (a)	650,000	716,606

		3,458,202

Marine—0.6%
Horizon Lines, Inc. 4.250%, due 08/15/12	5,035,000	4,437,094

Media—0.3%
Liberty Global, Inc. 4.500%, due 11/15/16 (144A) (a)	1,180,000	1,521,728
WPP Plc, Series WPP 5.750%, due 05/19/14 (k)	400,000	827,319

		2,349,047

Metals & Mining—0.1%
Goldcorp, Inc. 2.000%, due 08/01/14 (144A) (a)	510,000	568,482

Oil, Gas & Consumable Fuels—0.2%
Chesapeake Energy Corp. 2.250%, due 12/15/38	1,250,000	915,625

MIST-28

Met Investors Series Trust

BlackRock High Yield Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Massey Energy Co. 3.250%, due 08/01/15	$895,000	$872,625

		1,788,250

Wireless Telecommunication Services—0.1%
NII Holdings, Inc. 2.750%, due 08/15/25	590,000	601,800

Total Convertible Bonds (Cost $20,445,557)		22,646,688

Loan Participation—8.0%

Abbot Turbo Mezzanine Bridge 14.500%, due 03/15/18 (g)	3,210,282	2,889,254
Accuride Corp. 1.000%, due 01/31/12 (g)	1,672,045	1,693,991
Ainsworth Lumber Co., Ltd. 5.250%, due 06/26/14 (g)	1,000,000	950,000
Allison Transmission, Inc. 3.000%, due 08/07/14 (g)	4,590,369	4,384,445
CF Industries Bridge 1.000%, due 10/10/15 (g)	3,500,000	3,500,000
Chrysler Financial 4.230%, due 08/03/12 (g)	2,171,153	2,176,732
Claires Stores, Inc. 3.0401%, due 05/24/14 (g)	764,107	675,490
Dana Exit 4.502%, due 01/31/15 (g)	948,181	934,698
Delphi Holdings LLP 0.000%, due 10/06/14 (g)	1,576,405	1,396,771
Dynegy Holdings, Inc. 4.000%, due 04/02/13 (g)	699,533	690,789
Education Media, Inc. 5.478%, due 11/14/14 (g)	1,226,606	1,032,262
First Data Corp. 3.000%, due 09/24/14 (g)	446,574	396,254
Ford Motor Co. 3.129%, due 12/15/13 (g)	6,511,188	6,312,530
Harden Health LLC 8.500%, due 02/22/15 (g)	800,000	784,000
Hawaiian Telecom 4.750%, due 05/30/14 (g)	1,076,769	769,890
HCA, Inc. 1.790%, due 11/19/12 (g)	1,514,924	1,471,642
Hema Holding B.V. 8.924%, due 01/29/17 (g) (j)	1,532,147	1,709,588
Lyondell Chemical Co. 1.000%, due 12/20/13 - 12/20/14 (g)	799,998	627,091
Marsico Parent 5.323%, due 11/14/14 (g)	380,668	267,101
Neiman Marcus Group, Inc. 2.251%, due 04/05/13 (g)	344,267	326,954
New Look 9.547%, due 07/31/14 (g) (k)	232,169	334,866
PQ Corp. 3.500%, due 07/30/14 (g)	736,875	678,131
Quebecor World, Inc. 9.000%, due 06/30/12 (g)	896,750	907,399

Security Description	Par Amount	Value

Loan Participation—(Continued)
Realogy 13.500%, due 10/15/17 (g)	$3,600,000	$3,976,506
Rite Aid Corp. 9.500%, due 06/05/15 (g)	2,250,000	2,357,809
Texas Competitive Electric Holdings Co. LLC 3.730%, due 10/10/14 (g)	2,465,182	2,013,359
Travelport Holdings, Ltd. 8.250%, due 03/26/12 (g)	601,760	553,619
Verso Paper Holdings LLC 6.572%, due 02/01/13 (g)	2,564,695	1,602,934
Virgin Media 1.000%, due 09/03/12 (g) (k)	1,190,516	1,801,130
4.191%, due 03/04/13 (g) (k)	2,715,000	4,106,983
Wind Acquisition Holdings Finance 7.652%, due 06/17/15 (g) (j)	4,428,449	6,025,410

Total Loan Participation (Cost $54,330,691)		57,347,628

Common Stocks—3.0%
Security Description	Shares	Value

Auto Components—0.3%
Lear Corp.*	28,372	2,251,318

Building Products—0.4%
Ainsworth Lumber Co., Ltd.*	9,494	23,369
Ainsworth Lumber Co., Ltd.* (144A) (a)	10,657	0
Masonite Worldwide Holdings*	58,362	2,512,484
Nortek, Inc.*	1,670	66,800
Owens Corning, Inc.*	14,308	363,996

		2,966,649

Capital Markets—0.2%
E*TRADE Financial Corp.* (e)	762,000	1,257,300

Chemicals—0.1%
Solutia, Inc.* (e)	37,000	596,070
Zemex Minerals Group, Inc.	87	0

		596,070

Communications Equipment—0.1%
Brocade Communications Systems, Inc.* (e)	150,000	856,500

Containers & Packaging—0.2%
Rock-Tenn Co. - Class A (e)	31,000	1,412,670

Diversified Financial Services—0.4%
Bank of America Corp.	175,000	3,123,750

Diversified Telecommunication Services—0.0%
Viatel Holding Bermuda, Ltd.*	4	1

Food Products—0.0%
Pilgrim’s Pride Corp.* (e)	17,121	181,654

MIST-29

Met Investors Series Trust

BlackRock High Yield Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—0.0%
Buffets Restaurants Holdings, Inc.*	114	$1

Household Durables—0.3%
Beazer Homes USA, Inc.* (e)	153,107	695,106
Pulte Group, Inc.* (e)	81,000	911,250
Standard Pacific Corp.* (e)	50,000	226,000

		1,832,356

Machinery—0.0%
Accuride Corp.*	31,475	41,390
Stanley-Martin Communities LLC*	450	135,000

		176,390

Media—0.6%
Cebridge Connections Holdings*	7,460	67,140
Education Media & Publishing Group Ltd.*	123,307	863,149
Gannett Co., Inc. (e)	190,000	3,138,800

		4,069,089

Software—0.2%
TiVo, Inc.* (e)	86,000	1,472,320

Wireless Telecommunication Services—0.2%
FiberTower Corp.* (e)	109,071	507,180
SBA Communications Corp. - Class A* (e)	26,715	963,610

		1,470,790

Total Common Stocks (Cost $21,980,109)		21,666,858

Preferred Stocks—2.0%

Diversified Financial Services—2.0%
Delphi - Class B	1,071	14,194,977

Media—0.0%
CMP Susquehanna Radio Holdings Corp. (144A)* (a)	28,451	0

Road & Rail—0.0%
Marsico Parent Superholdco LLC (144A) (a)*	25	4,750

Total Preferred Stocks (Cost $6,796,254)		14,199,727

Convertible Preferred Stocks—1.1%

Diversified Financial Services—1.0%
Citigroup, Inc. 7.500%, due 12/15/12	57,500	7,008,100

Household Durables—0.1%
Beazer Homes USA, Inc. 7.500%, due 01/15/13 (e)	27,337	698,802

Total Convertible Preferred Stocks (Cost $7,165,455)		7,706,902

Warrants—0.0%
Security Description	Shares	Value

Communications Equipment—0.0%
Turbo Cayman, Ltd., expires 12/31/09*	1	$0

Hotels, Restaurants & Leisure—0.0%
Buffets Restaurant Holdings, expires 04/28/14*	50	0
HMH Holdings*	26,513	0

		0

Media—0.0%
Advanstar Holdings Corp., expires 10/15/11*	75	1
Charter Communications, Inc., expires 11/30/14*	281	1,756
MDP Acquisitions Plc, expires 10/01/13* (a)	100	4,328

		6,085

Paper & Forest Products—0.0%
Neenah Enterprises, Inc., expires 10/07/13*	6,130	0

Thrifts & Mortgage Finance—0.0%
CNB Capital Trust I, expires 03/23/19*	32,513	0

Total Warrants (Cost $988)		6,085

Short-Term Investments—6.7%
Security Description	Shares/Par Amount	Value

Mutual Funds—3.3%
State Street Navigator Securities Lending Prime Portfolio (i)	23,318,801	23,318,801

Repurchase Agreement—3.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/10 at 0.000% to be repurchased at $24,715,000 on 04/01/10 collateralized by $25,025,000 Federal Home Loan Mortgage Corp. at 3.000% due 01/21/14 with a value of $25,212,688.	$24,715,000	24,715,000

Total Short-Term Investments (Cost $48,033,801)		48,033,801

Total Investments—104.1% (Cost $714,402,664#)		748,014,977
Other assets and liabilities (net)—(4.1)%		(29,184,745)

Total Net Assets—100.0%		$718,830,232

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $51,169,487 and $17,557,174 respectively, resulting in a net unrealized appreciation of $33,612,313.

MIST-30

Met Investors Series Trust

BlackRock High Yield Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

(a)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(d)	Zero coupon bond - Interest rate represents current yield to maturity.
(e)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $22,700,528 and the collateral received consisted of cash in the amount of $23,318,801. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(f)	Security is in default and/or issuer is in bankruptcy.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2010.
(h)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(i)	Represents investment of collateral received from securities lending transactions.
(j)	Par shown in Euro Currency. Value is shown in USD.
(k)	Par shown in Pound Sterling. Value is shown in USD.

Credit Composition as of March 31, 2010 (Unaudited)

Portfolio Composition by Credit Quality	Percent of Portfolio
BBB	2.3%
BB	29.0%
B	37.5%
Below B	11.2%
Equities/Others	20.0%

Forward Foreign Currency Exchange Contracts to Buy:
Settlement Date	Counterparty	Contracts to Buy		Value at March 31, 2010	In Exchange for U.S.$	Net Unrealized Depreciation
4/21/2010	Citibank	3,201,500	GBP	$4,860,245	$5,023,835	$(163,590)

Forward Foreign Currency Exchange Contracts to Sell:
Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
5/26/2010	Citibank	33,295,500	EUR	$45,033,550	$45,082,806	$49,256
4/21/2010	Morgan Stanley & Co., Inc.	4,113,000	GBP	6,244,008	6,658,968	414,960
4/21/2010	Citibank	3,201,000	GBP	4,859,487	5,113,284	253,797
4/21/2010	Citibank	154,000	GBP	233,790	232,475	(1,315)
4/21/2010	Citibank	155,000	GBP	235,308	232,918	(2,390)
4/21/2010	Citibank	112,000	GBP	170,029	168,486	(1,543)
4/21/2010	Citibank	1,732,000	GBP	2,629,375	2,597,785	(31,590)

						$681,175

EUR—	Euro Dollar
GBP—	Great Britain Pound

MIST-31

Met Investors Series Trust

BlackRock High Yield Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Domestic Bonds & Debt Securities
Aerospace & Defense	$—	$8,879,262	$—	$8,879,262
Airlines	—	5,100,155	—	5,100,155
Auto Components	—	1,730,274	165,937	1,896,211
Biotechnology	—	1,851,278	—	1,851,278
Building Products	—	4,408,563	—	4,408,563
Chemicals	—	22,968,038	—	22,968,038
Commercial & Professional Services	—	7,979,761	—	7,979,761
Commercial Banks	—	5,546,749	—	5,546,749
Communications Equipment	—	2,054,103	—	2,054,103
Construction & Engineering	—	2,201,800	—	2,201,800
Construction Materials	—	444,375	—	444,375
Consumer Finance	—	31,942,836	—	31,942,836
Containers & Packaging	—	24,396,173	—	24,396,173
Distributors	—	2,230,825	—	2,230,825
Diversified Consumer Services	—	180,734	—	180,734
Diversified Financial Services	—	37,646,879	539,000	38,185,879
Diversified Telecommunication Services	—	37,692,129	—	37,692,129
Electric Utilities	—	12,315,484	—	12,315,484
Electrical Equipment	—	8,476,387	—	8,476,387
Electronic Equipment, Instruments & Components	—	78,000	—	78,000
Energy Equipment & Services	—	10,967,262	—	10,967,262
Food & Staples Retailing	—	2,435,888	—	2,435,888
Food Products	—	4,992,050	—	4,992,050
Gas Utilities	—	13,302,559	—	13,302,559
Health Care Equipment & Supplies	—	6,965,231	—	6,965,231
Health Care Providers & Services	—	24,059,554	—	24,059,554
Health Care Technology	—	5,452,200	—	5,452,200
Hotels, Restaurants & Leisure	—	5,530,494	—	5,530,494
Household Durables	—	11,362,555	—	11,362,555
Independent Power Producers & Energy Traders	—	9,691,723	—	9,691,723
Industrial - Diversified	—	1,884,025	—	1,884,025
Insurance	—	68,600	—	68,600
Internet Software & Services	—	1,935,450	—	1,935,450
Leisure Equipment & Products	—	1,197,000	—	1,197,000
Life Sciences Tools & Services	—	695,500	—	695,500
Machinery	—	4,983,950	—	4,983,950
Manufacturing	—	97,388	—	97,388
Marine	—	2,267,580	—	2,267,580
Media	—	66,170,626	2,440	66,173,066
Metals & Mining	—	22,658,930	—	22,658,930
Multiline Retail	—	6,743,835	—	6,743,835
Oil, Gas & Consumable Fuels	—	71,096,583	—	71,096,583
Paper & Forest Products	—	22,095,619	—	22,095,619
Pharmaceuticals	—	5,071,150	—	5,071,150

MIST-32

Met Investors Series Trust

BlackRock High Yield Portfolio

VALUATION INPUTS—(Continued)

Description	Level 1	Level 2	Level 3	Total
Real Estate	$—	$—	$47,840	$47,840
Real Estate Investment Trusts (REITs)	—	16,298	—	16,298
Road & Rail	—	963,525	—	963,525
Semiconductors & Semiconductor Equipment	—	2,940,650	—	2,940,650
Software	—	2,876,738	—	2,876,738
Specialty Retail	—	3,400,713	—	3,400,713
Textiles, Apparel & Luxury Goods	—	4,282,407	—	4,282,407
Tobacco	—	1,403,150	—	1,403,150
Trading Companies & Distributors	—	3,295,238	—	3,295,238
Transportation	—	2,639,100	—	2,639,100
Wireless Telecommunication Services	—	33,918,281	66,414	33,984,695

Total Domestic Bonds & Debt Securities	—	575,585,657	821,631	576,407,288

Total Convertible Bonds*	—	22,646,688	—	22,646,688

Loan Participation	—	54,458,374	2,889,254	57,347,628

Common Stocks
Auto Components	2,251,318	—	—	2,251,318
Building Products	2,966,649	—	—	2,966,649
Capital Markets	1,257,300	—	—	1,257,300
Chemicals	596,070	—	—	596,070
Communications Equipment	856,500	—	—	856,500
Containers & Packaging	1,412,670	—	—	1,412,670
Diversified Financial Services	3,123,750	—	—	3,123,750
Diversified Telecommunication Services	1	—	—	1
Food Products	181,654	—	—	181,654
Hotels, Restaurants & Leisure	—	—	1	1
Household Durables	1,832,356	—	—	1,832,356
Machinery	176,390	—	—	176,390
Media	4,001,949	—	67,140	4,069,089
Software	1,472,320	—	—	1,472,320
Wireless Telecommunication Services	1,470,790	—	—	1,470,790

Total Common Stocks	21,599,717	—	67,141	21,666,858

Preferred Stocks
Diversified Financial Services	14,194,977	—	—	14,194,977
Media	—	—	—	—
Road & Rail	—	4,750	—	4,750

Total Preferred Stocks	14,194,977	4,750	—	14,199,727

Convertible Preferred Stocks
Diversified Financial Services	7,008,100	—	—	7,008,100
Household Durables	—	698,802	—	698,802

Total Convertible Preferred Stocks	7,008,100	698,802	—	7,706,902

Warrants
Communications Equipment	—	—	—	—
Hotels, Restaurants & Leisure	—	—	—	—
Media	1,756	4,329	—	6,085
Paper & Forest Products	—	—	—	—
Thrifts & Mortgage Finance	—	—	—	—

Total Warrants	1,756	4,329	—	6,085

Short-Term Investments
Mutual Funds	23,318,801	—	—	23,318,801
Repurchase Agreement	—	24,715,000	—	24,715,000

Total Short-Term Investments	23,318,801	24,715,000	—	48,033,801

Total Investments	$66,123,351	$678,113,600	$3,778,026	$748,014,977

MIST-33

Met Investors Series Trust

BlackRock High Yield Portfolio

	Level 1		Level 2		Level 3
	Asset	Liability	Asset	Liability	Asset	Liability	Total
Forward Contracts**	$—	$—	$718,013	$(200,428)	$—	$—	$517,585

*	See Portfolio of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures and swap contracts are valued based on the unrealized appreciation/depreciation on the instrument.

FAS 157 Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2009	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Net Purchases	Net Sales	Net Transfers Out of Level 3	Balance as of March 31, 2010
Domestic Bonds & Debt
Auto Components	$165,937	$583	$—	$(583)	$—	$—	$—	$165,937
Containers & Packaging	539,000	8,976	—	(8,976)	—	—	—	539,000
Media	2,440	2,221	—	(2,221)	—	—	—	2,440
Real Estate	23,920	2,976	—	20,944	—	—	—	47,840
Wireless Telecommunication Services	323,906	1,760	—	14,849	—	—	(274,101)	66,414
Loan Participation	4,096,710	—	7,076	731,638	(582)	(236,000)	(1,709,588)	2,889,254
Common Stock
Hotels, Restaurants & Leisure	1	—			—	—	—	1
Media	67,140	—			—	—	—	67,140
Warrants								—
Communications Equipment	—	—	(142,521)	142,521	—	—	—	—

Total	$5,219,054	$16,516	$(135,445)	$898,172	$(582)	$(236,000)	$(1,983,689)	$3,778,026

MIST-34

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—99.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.9%
Alliant Techsystems, Inc.*	40,000	$3,252,000
ITT Corp.	140,000	7,505,400
L-3 Communications Holdings, Inc.	68,900	6,313,307
Northrop Grumman Corp.	210,000	13,769,700
Raytheon Co.	230,000	13,137,600

		43,978,007

Beverages—0.1%
Coca-Cola Co. (The)	20,000	1,100,000

Biotechnology—1.5%
Amgen, Inc.*	280,000	16,732,800

Building Products—0.4%
Lennox International, Inc.	40,000	1,772,800
Owens Corning, Inc.*	120,000	3,052,800

		4,825,600

Capital Markets—1.7%
Goldman Sachs Group, Inc. (The)	110,000	18,769,300

Chemicals—2.2%
Celanese Corp., Series A	360,000	11,466,000
E.I. du Pont de Nemours & Co.	240,000	8,937,600
Eastman Chemical Co. (a)	40,000	2,547,200
Valspar Corp. (The) (a)	60,000	1,768,800

		24,719,600

Commercial & Professional Services—0.8%
Avery Dennison Corp.	200,000	7,282,000
Pitney Bowes, Inc. (a)	70,000	1,711,500

		8,993,500

Commercial Banks—0.4%
Wells Fargo & Co.	140,000	4,356,800

Communications Equipment—0.3%
Cisco Systems, Inc.*	130,000	3,383,900

Computers & Peripherals—5.6%
Apple, Inc.*	40,000	9,397,200
Dell, Inc.*	910,000	13,659,100
Hewlett-Packard Co.	30,000	1,594,500
International Business Machines Corp.	210,000	26,932,500
Western Digital Corp.*	280,000	10,917,200

		62,500,500

Construction & Engineering—1.0%
Fluor Corp.	230,000	10,697,300

Consumer Finance—1.0%
Capital One Financial Corp.	270,000	11,180,700

Containers & Packaging—1.5%
Crown Holdings, Inc.*	420,000	11,323,200
Packaging Corp. of America	100,000	2,461,000
Temple-Inland, Inc.	160,000	3,268,800

		17,053,000

Security Description	Shares	Value

Diversified Financial Services—1.0%
Bank of America Corp.	340,000	$6,069,000
JPMorgan Chase & Co.	120,000	5,370,000

		11,439,000

Diversified Telecommunication Services—3.9%
AT&T, Inc.	980,000	25,323,200
Verizon Communications, Inc.	600,000	18,612,000

		43,935,200

Electric Utilities—0.8%
NV Energy, Inc.	420,000	5,178,600
Pinnacle West Capital Corp.	100,000	3,773,000

		8,951,600

Electrical Equipment—0.3%
General Cable Corp.* (a)	140,000	3,780,000

Energy Equipment & Services—4.2%
Atwood Oceanics, Inc.*	100,000	3,463,000
FMC Technologies, Inc.*	60,000	3,877,800
Nabors Industries, Ltd.*	620,000	12,170,600
National-Oilwell Varco, Inc.	320,000	12,985,600
Oceaneering International, Inc.*	150,000	9,523,500
Pride International, Inc.*	99,000	2,980,890
Unit Corp.*	60,000	2,536,800

		47,538,190

Food & Staples Retailing—0.2%
Wal-Mart Stores, Inc.	30,000	1,668,000

Food Products—0.9%
Campbell Soup Co.	180,000	6,363,000
Corn Products International, Inc.	70,000	2,426,200
Sara Lee Corp. (a)	123,000	1,713,390

		10,502,590

Gas Utilities—0.9%
ONEOK, Inc.	170,000	7,760,500
UGI Corp.	82,000	2,176,280

		9,936,780

Health Care Providers & Services—12.1%
Aetna, Inc.	390,000	13,692,900
Community Health Systems, Inc.* (a)	190,000	7,016,700
Coventry Health Care, Inc.*	239,000	5,908,080
Health Management Associates, Inc. - Class A*	1,110,000	9,546,000
Health Net, Inc.*	430,000	10,694,100
Humana, Inc.*	240,000	11,224,800
LifePoint Hospitals, Inc.*	80,000	2,942,400
Lincare Holdings, Inc.* (a)	80,000	3,590,400
McKesson Corp.	180,000	11,829,600
Medco Health Solutions, Inc.*	220,000	14,203,200
Quest Diagnostics, Inc.	100,000	5,829,000
Tenet Healthcare Corp.*	1,600,000	9,152,000
UnitedHealth Group, Inc.	460,000	15,028,200
WellPoint, Inc.*	230,000	14,807,400

		135,464,780

MIST-35

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—1.0%
Brinker International, Inc.	570,000	$10,989,600

Household Durables—0.9%
Garmin, Ltd. (a)	263,000	10,120,240

Household Products—0.8%
Kimberly-Clark Corp.	30,000	1,886,400
Procter & Gamble Co. (The)	120,000	7,592,400

		9,478,800

Industrial Conglomerates—2.7%
General Electric Co.	1,640,000	29,848,000

Insurance—1.4%
Lincoln National Corp.	80,000	2,456,000
Travelers Cos., Inc. (The)	250,000	13,485,000

		15,941,000

Internet Software & Services—1.6%
Google, Inc. - Class A*	10,000	5,670,100
VeriSign, Inc.*	450,000	11,704,500

		17,374,600

IT Services—4.0%
Automatic Data Processing, Inc.	300,000	13,341,000
Cognizant Technology Solutions Corp. - Class A*	250,000	12,745,000
Computer Sciences Corp.*	210,900	11,491,941
Fiserv, Inc.*	150,000	7,614,000

		45,191,941

Machinery—1.6%
Bucyrus International, Inc.	150,000	9,898,500
SPX Corp. (a)	70,000	4,642,400
Trinity Industries, Inc.	90,000	1,796,400
Valmont Industries, Inc. (a)	20,000	1,656,600

		17,993,900

Media—0.6%
Liberty Global, Inc. - Class A* (a)	240,000	6,998,400

Metals & Mining—2.5%
Freeport-McMoRan Copper & Gold, Inc.	180,000	15,037,200
Walter Energy, Inc.	140,000	12,917,800

		27,955,000

Multi-Utilities—2.0%
CenterPoint Energy, Inc.	670,000	9,621,200
CMS Energy Corp. (a)	431,000	6,663,260
NiSource, Inc.	380,000	6,004,000

		22,288,460

Multiline Retail—6.7%
Dollar Tree, Inc.*	210,000	12,436,200
JC Penney Co., Inc.	390,000	12,546,300
Macy’s, Inc.	580,000	12,626,600

Security Description	Shares	Value

Multiline Retail—(Continued)
Nordstrom, Inc.	300,000	$12,255,000
Sears Holdings Corp.* (a)	100,000	10,843,000
Target Corp.	280,000	14,728,000

		75,435,100

Office Electronics—1.1%
Xerox Corp.	1,300,000	12,675,000

Oil, Gas & Consumable Fuels—10.0%
Chevron Corp.	340,000	25,782,200
ConocoPhillips Co.	360,000	18,421,200
Exxon Mobil Corp. (a)	320,000	21,433,600
Marathon Oil Corp.	420,000	13,288,800
Peabody Energy Corp. (a)	250,000	11,425,000
Tesoro Corp. (a)	160,000	2,224,000
Williams Cos., Inc. (The)	270,000	6,237,000
XTO Energy, Inc.	280,000	13,210,400

		112,022,200

Paper & Forest Products—1.0%
International Paper Co.	460,000	11,320,600

Personal Products—1.1%
Estee Lauder Cos., Inc. (The) - Class A	190,000	12,325,300

Pharmaceuticals—4.0%
Forest Laboratories, Inc.*	70,000	2,195,200
Johnson & Johnson	430,000	28,036,000
Mylan, Inc.* (a)	300,000	6,813,000
Perrigo Co. (a)	90,000	5,284,800
Pfizer, Inc.	150,000	2,572,500

		44,901,500

Software—4.8%
CA, Inc.	498,000	11,688,060
Microsoft Corp.	1,120,000	32,782,400
Oracle Corp.	230,000	5,908,700
Sybase, Inc.* (a)	72,000	3,356,640

		53,735,800

Specialty Retail—6.1%
Advance Auto Parts, Inc.	250,000	10,480,000
AutoNation, Inc.* (a)	310,000	5,604,800
Gap, Inc. (The)	560,000	12,941,600
Guess?, Inc.	30,000	1,409,400
Limited Brands, Inc. (a)	480,000	11,817,600
Ross Stores, Inc.	240,000	12,832,800
TJX Cos., Inc. (The)	310,000	13,181,200

		68,267,400

Textiles, Apparel & Luxury Goods—0.7%
Polo Ralph Lauren Corp. (a)	90,000	7,653,600

Tobacco—0.5%
Philip Morris International, Inc.	100,000	5,216,000

MIST-36

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Wireless Telecommunication Services—0.1%
NII Holdings, Inc.*	40,000	$1,666,400

Total Common Stocks (Cost $966,982,596)		1,120,905,988

Short-Term Investment—5.3%

Mutual Funds—5.3%
State Street Navigator Securities Lending Prime Portfolio (b) (Cost—$58,683,392)	58,683,392	58,683,392

Total Investments—105.2% (Cost $1,025,665,988#)		1,179,589,380
Other assets and liabilities (net)—(5.2)%		(57,891,301)

Net Assets—100.0%		$1,121,698,079

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $163,986,709 and $10,063,317 respectively, resulting in a net unrealized appreciation of $153,923,392.
(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $57,953,808 and the collateral received consisted of cash in the amount of $58,683,392 and non-cash collateral with a value of $683,681. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of collateral received from securities lending transactions.

MIST-37

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,120,905,988	$—	$—	$1,120,905,988

Total Short-Term Investment*	58,683,392	—	—	58,683,392

Total Investments	$1,179,589,380	$—	$—	$1,179,589,380

*	See Portfolio of Investments for additional detailed categorizations.

MIST-38

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Australia—10.3%
CFS Retail Property Trust (REIT) (a)	2,522,848	$4,330,449
Dexus Property Group (REIT)	19,524,912	14,488,204
Goodman Group (REIT)	26,708,605	16,007,574
GPT Group (REIT)	21,337,600	11,230,735
ING Office Fund (a)	18,878,600	10,102,717
Lend Lease Group	237,723	1,887,335
Mirvac Group (REIT)	5,777,397	7,795,863
Stockland (REIT) (a)	4,453,736	16,261,922
Westfield Group (REIT)	3,808,550	42,041,236

		124,146,035

Bermuda—3.1%
Great Eagle Holdings, Ltd.	1,005,600	2,805,900
Hongkong Land Holdings, Ltd.	4,032,300	20,411,212
Kerry Properties, Ltd.	2,559,500	13,704,051

		36,921,163

Canada—3.6%
Brookfield Properties Corp.	729,700	11,208,192
Calloway Real Estate Investment Trust (REIT)	307,000	6,411,136
Canadian Real Estate Investment Trust (REIT)	87,000	2,368,483
Cominar Real Estate Investment Trust (REIT)	120,800	2,286,000
H&R Real Estate Investment Trust (REIT)	260,000	4,257,175
Primaris Retail Real Estate Investment Trust (REIT)	146,500	2,423,276
RioCan Real Estate Investment Trust (REIT)	760,500	13,837,483

		42,791,745

Cayman Islands—1.7%
Glorious Property Holdings, Ltd.*	7,413,000	3,124,761
Longfor Properties*	3,157,200	3,557,288
Shimao Property Holdings, Ltd.	7,690,600	14,100,822

		20,782,871

Channel Islands—0.2%
Atrium European Real Estate, Ltd.	377,700	2,403,607

France—4.9%
Klepierre (REIT) (a)	408,280	16,042,625
Mercialys (REIT)	249,805	8,985,441
Societe Immobiliere de Location pour l’Industrie et le Commerce (REIT) (a)	41,940	5,300,060
Unibail-Rodamco (REIT)	142,180	28,826,433

		59,154,559

Hong Kong—14.1%
Cheung Kong Holdings, Ltd.	752,400	9,676,545
Hang Lung Properties, Ltd.	3,167,100	12,705,851
Henderson Land Development Co., Ltd.	2,772,000	19,535,110
Hysan Development Co. Ltd.	845,500	2,435,167
Link (The)	3,773,400	9,263,521
Sino-Ocean Land Holdings, Ltd.	4,124,100	3,634,953
Sun Hung Kai Properties, Ltd.	5,863,700	87,964,515
Wharf Holdings, Ltd. (The)	4,232,800	23,993,073

		169,208,735

Italy—0.1%
Beni Stabili SpA* (a)	703,749	682,200

Security Description	Shares	Value

Japan—11.7%
Frontier Real Estate Investment Corp. (REIT)	474	$3,683,593
Japan Logistics Fund, Inc. (REIT)	581	4,660,399
Japan Real Estate Investment Corp. (REIT)	1,384	11,805,920
Japan Retail Fund Investment Corp. (REIT)	2,940	3,463,396
Kenedix Realty Investment Corp. (REIT)	1,074	2,887,800
Mitsubishi Estate Co., Ltd. (a)	2,254,910	36,950,407
Mitsui Fudosan Co., Ltd.	2,345,574	39,875,113
Nippon Accommodations Fund, Inc. (REIT)	431	2,219,957
Orix JREIT, Inc. (REIT)	621	2,816,362
Sumitomo Realty & Development Co., Ltd. (a)	1,339,200	25,522,734
Tokyo Tatemono Co., Ltd. (a)	655,900	2,349,732
United Urban Investment Corp. (REIT)	802	4,620,004

		140,855,417

Luxembourg—0.1%
ProLogis European Properties*	189,363	1,334,074

Netherlands—0.8%
Corio N.V. (REIT)	139,792	9,354,577

Norway—0.9%
Norwegian Property ASA*	5,370,350	11,243,874

Singapore—2.6%
Ascendas Real Estate Investment Trust (REIT)	7,710,246	10,578,136
CapitaCommercial Trust (REIT) (a)	4,413,000	3,407,522
Capitaland, Ltd.	2,577,700	7,299,561
CapitaMall Trust (REIT)	4,500,723	5,680,016
Frasers Centrepoint Trust (REIT)	2,283,000	2,183,772
Suntec Real Estate Investment Trust (REIT)	2,660,100	2,548,668

		31,697,675

Sweden—1.0%
Castellum A.B. (REIT) (a)	590,280	5,964,727
Hufvudstaden A.B. - A Shares (a)	755,730	6,481,212

		12,445,939

Switzerland—0.6%
Swiss Prime Site A.G.	115,220	7,219,485

United Kingdom—6.6%
Atrium European Real Estate Ltd.	882,100	5,654,430
British Land Co. Plc (REIT)	2,576,793	18,813,406
Derwent London Plc (REIT)	333,590	6,915,136
Grainger Plc	1,586,890	3,256,327
Great Portland Estates Plc (REIT)	508,400	2,429,054
Hammerson Plc (REIT)	939,989	5,611,184
Helical Bar Plc	592,230	3,034,602
Land Securities Group Plc (REIT)	2,485,575	25,555,301
Safestore Holdings Plc	2,288,900	5,012,461
Segro Plc (REIT)	772,235	3,745,030

		80,026,931

United States—36.7%
Acadia Realty Trust (REIT)	206,271	3,684,000
Alexandria Real Estate Equities, Inc. (REIT)	149,200	10,085,920
AMB Property Corp. (REIT)	408,600	11,130,264

MIST-39

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United States—(Continued)
Apartment Investment & Management Co. - Class A (REIT)	297,100	$5,469,611
AvalonBay Communities, Inc.	202,448	17,481,385
Boston Properties, Inc. (REIT)	150,800	11,376,352
BRE Properties, Inc. - Class A (REIT)	240,346	8,592,370
Camden Property Trust	242,967	10,114,716
Developers Diversified Realty Corp. (REIT)	568,200	6,914,994
Digital Realty Trust, Inc. (a)	229,100	12,417,220
Duke Realty Corp. (REIT)	684,800	8,491,520
Equity Residential (REIT)	665,900	26,069,985
Extra Space Storage, Inc.	195,800	2,482,744
Federal Realty Investment Trust (REIT)	172,434	12,554,920
Highwoods Properties, Inc. (REIT)	328,078	10,409,915
Host Hotels & Resorts, Inc. (REIT)	1,849,671	27,097,680
Hyatt Hotels Corp. - Class A*	213,300	8,310,168
Liberty Property Trust	516,900	17,543,586
Macerich Co. (The) (REIT) (a)	735,288	28,168,883
Nationwide Health Properties, Inc. (REIT)	424,159	14,909,189
Pebblebrook Hotel Trust*	72,800	1,530,984
Peoples Choice Financial Corp. (144A)* (b)	60,000	—
ProLogis (REIT)	1,702,200	22,469,040
Public Storage	90,300	8,306,697
Regency Centers Corp. (REIT)	292,100	10,944,987
Simon Property Group, Inc. (REIT)	452,443	37,959,968
SL Green Realty Corp. (REIT)	209,060	11,972,866
Starwood Hotels & Resorts Worldwide, Inc.	247,500	11,543,400
Tanger Factory Outlet Centers, Inc. (a)	196,465	8,479,429
Taubman Centers, Inc. (REIT)	239,613	9,565,351
UDR, Inc. (REIT) (a)	626,575	11,052,783
Ventas, Inc.	334,700	15,891,556
Vornado Realty Trust	520,569	39,407,073

		442,429,556

Total Common Stocks (Cost $1,075,211,838)		1,192,698,443

Short-Term Investments—2.4%
Security Description	Shares/Par Amount	Value

Mutual Funds—2.1%
State Street Navigator Securities Lending Prime Portfolio (c)	25,553,539	$25,553,539

Repurchase Agreement—0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/10 at 0.000% to be repurchased at $4,042,000 on 04/01/10 collateralized by $4,115,000 Federal Home Loan Bank at 2.300% due 09/05/13 with a value of $4,125,288.	$4,042,000	4,042,000

Total Short-Term Investments (Cost $29,595,539)		29,595,539

Total Investments—101.4% (Cost $1,104,807,377#)		1,222,293,982
Other assets and liabilities (net)—(1.4)%		(17,243,948)

Net Assets—100.0%		$1,205,050,034

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $152,191,734 and $34,705,129 respectively, resulting in a net unrealized appreciation of $117,486,605.
(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $24,276,407 and the collateral received consisted of cash in the amount of $25,553,539. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Represents investment of collateral received from securities lending transactions.
REIT—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Ten Largest Industries as of March 31, 2010 (Unaudited)

Percent of Net Assets
Diversified	25.5%
Operating & Development	16.3%
Regional Malls	14.6%
Apartments	6.7%
Office	6.4%
Real Estate	6.2%
Diversified Financial Services	5.4%
Lodging	3.9%
Management & Services	3.6%
Industrials	3.5%

MIST-40

Met Investors Series Trust

Clarion Global Real Estate Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$124,146,035	$—	$124,146,035
Bermuda	—	36,921,163	—	36,921,163
Canada	42,791,745	—	—	42,791,745
Cayman Islands	—	20,782,871	—	20,782,871
Channel Islands	—	2,403,607	—	2,403,607
France	—	59,154,559	—	59,154,559
Hong Kong	—	169,208,735	—	169,208,735
Italy	—	682,200	—	682,200
Japan	—	140,855,417	—	140,855,417
Luxembourg	—	1,334,074	—	1,334,074
Netherlands	—	9,354,577	—	9,354,577
Norway	—	11,243,874	—	11,243,874
Singapore	—	31,697,675	—	31,697,675
Sweden	—	12,445,939	—	12,445,939
Switzerland	—	7,219,485	—	7,219,485
United Kingdom	—	80,026,931	—	80,026,931
United States	442,429,556	—	—	442,429,556
Total Common Stocks	485,221,301	707,477,142	—	1,192,698,443

Short-Term Investments
Mutual Funds	25,553,539	—	—	25,553,539
Repurchase Agreement	—	4,042,000	—	4,042,000
Total Short-Term Investments	25,553,539	4,042,000	—	29,595,539

Total Investments	$510,774,840	$711,519,142	$—	$1,222,293,982

MIST-41

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—94.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
Curtiss-Wright Corp.	69,185	$2,407,638
Esterline Technologies Corp.*	47,025	2,324,446

		4,732,084

Beverages—1.0%
Central European Distribution Corp.*	65,325	2,287,028

Building Products—1.0%
Ameron International Corp.	36,179	2,275,297

Capital Markets—4.0%
Apollo Investment Corp.	204,425	2,602,330
Investment Technology Group, Inc.*	125,025	2,086,667
Raymond James Financial, Inc. (a)	81,100	2,168,614
Waddell & Reed Financial, Inc. - Class A	66,190	2,385,488

		9,243,099

Chemicals—3.2%
OM Group, Inc.*	67,200	2,276,736
RPM International, Inc.	123,600	2,637,624
Scotts Miracle-Gro Co. (The) - Class A	56,450	2,616,458

		7,530,818

Commercial & Professional Services—1.8%
Brink’s Co. (The)	82,375	2,325,446
RINO International Corp.* (a)	83,852	1,989,808

		4,315,254

Commercial Banks—3.3%
BancorpSouth, Inc.	35,386	741,691
Bank of Hawaii Corp. (a)	46,500	2,090,175
FirstMerit Corp.	110,408	2,381,500
Fulton Financial Corp. (a)	235,514	2,399,888

		7,613,254

Communications Equipment—2.1%
CommScope, Inc.*	79,620	2,230,952
Plantronics, Inc.	85,425	2,672,094

		4,903,046

Computers & Peripherals—2.0%
Lexmark International, Inc. - Class A*	63,050	2,274,844
Synaptics, Inc.* (a)	88,650	2,447,627

		4,722,471

Construction & Engineering—1.9%
EMCOR Group, Inc.*	79,345	1,954,267
Tutor Perini Corp.* (a)	113,532	2,469,321

		4,423,588

Consumer Finance—1.2%
Cash America International, Inc. (a)	68,716	2,712,908

Diversified Consumer Services—0.7%
Regis Corp.	91,110	1,701,935

Security Description	Shares	Value

Diversified Telecommunication Services—0.8%
Iowa Telecommunications Services, Inc.	108,140	$1,805,938

Electric Utilities—2.9%
Allete, Inc.	68,950	2,308,446
IDACORP, Inc.	73,445	2,542,666
NV Energy, Inc.	165,000	2,034,450

		6,885,562

Electrical Equipment—3.1%
EnerSys*	97,100	2,394,486
General Cable Corp.* (a)	71,815	1,939,005
GrafTech International, Ltd.*	88,543	1,210,383
Regal-Beloit Corp.	26,996	1,603,832

		7,147,706

Electronic Equipment, Instruments & Components—2.1%
Anixter International, Inc.* (a)	50,535	2,367,565
Jabil Circuit, Inc.	125,200	2,026,988
Park Electrochemical Corp.	20,916	601,126

		4,995,679

Energy Equipment & Services—2.9%
Atwood Oceanics, Inc.*	69,225	2,397,262
Cal Dive International, Inc.*	256,950	1,883,443
Superior Energy Services, Inc.*	115,555	2,428,966

		6,709,671

Food & Staples Retailing—1.7%
Nash Finch Co. (a)	52,670	1,772,345
Ruddick Corp. (a)	67,515	2,136,175

		3,908,520

Food Products—1.9%
Corn Products International, Inc.	59,000	2,044,940
Del Monte Foods Co.	160,710	2,346,366

		4,391,306

Health Care Equipment & Supplies—2.0%
Inverness Medical Innovations, Inc.* (a)	53,400	2,079,930
Teleflex, Inc.	42,000	2,690,940

		4,770,870

Health Care Providers & Services—5.8%
Amedisys, Inc.* (a)	37,972	2,096,814
Amsurg Corp.*	100,014	2,159,302
Healthspring, Inc.*	126,740	2,230,624
LifePoint Hospitals, Inc.*	73,190	2,691,928
MEDNAX, Inc.*	35,225	2,049,743
Owens & Minor, Inc. (a)	48,025	2,227,880

		13,456,291

Hotels, Restaurants & Leisure—3.8%
Brinker International, Inc.	130,125	2,508,810
International Speedway Corp. - Class A	78,730	2,028,872
LIFE TIME FITNESS, Inc.* (a)	81,125	2,279,613

MIST-42

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Sonic Corp.* (a)	194,445	$2,148,617

		8,965,912

Household Durables—1.9%
Helen of Troy, Ltd.*	84,025	2,189,691
Jarden Corp.	67,075	2,232,927

		4,422,618

Insurance—7.0%
Allied World Assurance Holdings, Ltd.	51,450	2,307,532
Argo Group International Holdings, Ltd.	71,591	2,333,151
Aspen Insurance Holdings, Ltd.	72,200	2,082,248
Endurance Specialty Holdings, Ltd.	62,425	2,319,089
Hanover Insurance Group, Inc. (The)	53,700	2,341,857
Platinum Underwriters Holdings, Ltd.	57,030	2,114,672
Protective Life Corp.	119,230	2,621,868
StanCorp Financial Group, Inc.	3,100	147,653

		16,268,070

Internet & Catalog Retail—0.3%
NutriSystem, Inc.	37,407	666,219

Internet Software & Services—0.8%
EarthLink, Inc.	229,719	1,961,800

IT Services—1.7%
CACI International, Inc. - Class A*	45,425	2,219,011
DST Systems, Inc. (a)	44,800	1,856,960

		4,075,971

Leisure Equipment & Products—0.9%
JAKKS Pacific, Inc.* (a)	168,525	2,199,251

Machinery—1.1%
Barnes Group, Inc. (a)	134,880	2,623,416

Marine—1.0%
Diana Shipping, Inc.*	162,600	2,458,512

Metals & Mining—3.8%
Gammon Gold, Inc.*	291,500	2,095,885
PAN American Silver Corp. (a)	95,755	2,216,728
Reliance Steel & Aluminum Co.	42,500	2,092,275
Thompson Creek Metals Co., Inc.*	176,750	2,391,428

		8,796,316

Multi-Utilities—1.8%
TECO Energy, Inc.	148,075	2,352,912
Vectren Corp.	74,855	1,850,415

		4,203,327

Oil, Gas & Consumable Fuels—4.8%
Contango Oil & Gas Co.*	40,500	2,071,575
Forest Oil Corp.* (a)	84,500	2,181,790

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
St. Mary Land & Exploration Co.	67,955	$2,365,514
Tesoro Corp. (a)	167,311	2,325,623
W&T Offshore, Inc. (a)	264,920	2,225,328

		11,169,830

Professional Services—1.1%
Kelly Services, Inc.*	151,345	2,521,408

Real Estate Investment Trusts (REITs)—5.2%
Alexandria Real Estate Equities, Inc. (a)	34,225	2,313,610
Anworth Mortgage Asset Corp.	284,775	1,919,384
CBL & Associates Properties, Inc.	165,425	2,266,322
Hospitality Properties Trust	123,100	2,948,245
HRPT Properties Trust	342,000	2,660,760

		12,108,321

Road & Rail—1.8%
Genesee & Wyoming, Inc. - Class A*	66,475	2,268,127
Ryder System, Inc.	47,800	1,852,728

		4,120,855

Semiconductors & Semiconductor Equipment—1.1%
Microsemi Corp.*	144,800	2,510,832

Software—1.7%
Jack Henry & Associates, Inc.	81,240	1,954,634
Net 1 UEPS Technologies, Inc.*	108,525	1,995,775

		3,950,409

Specialty Retail—1.0%
RadioShack Corp.	101,537	2,297,782

Textiles, Apparel & Luxury Goods—2.2%
Hanesbrands, Inc.* (a)	90,300	2,512,146
Jones Apparel Group, Inc.	14,275	271,511
Wolverine World Wide, Inc.	79,975	2,332,071

		5,115,728

Thrifts & Mortgage Finance—1.1%
Washington Federal, Inc.	132,525	2,692,908

Tobacco—2.0%
Universal Corp. (a)	47,600	2,508,044
Vector Group, Ltd. (a)	134,475	2,074,949

		4,582,993

Trading Companies & Distributors—0.9%
GATX Corp.(a)	71,205	2,040,023

Total Common Stocks (Cost $183,068,253)		220,284,826

MIST-43

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Short-Term Investments—16.8%

Security Description	Shares/Par Amount	Value

Mutual Funds—11.4%
State Street Navigator Securities Lending Prime Portfolio (b)	26,614,751	$26,614,751

Repurchase Agreement—5.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/10 at 0.000% to be repurchased at $12,592,000 on 04/01/10 collateralized by $12,815,000 Federal Home Loan Bank at 2.300% due 09/05/13 with a value of $12,847,038.	$12,592,000	12,592,000

Total Short-Term Investments (Cost $39,206,751)		39,206,751

Total Investments—111.2% (Cost $222,275,004#)		259,491,577
Other Assets and Liabilities (net)—(11.2)%		(26,170,447)

Net Assets—100.0%		$233,321,130

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $43,111,790 and $5,895,217 respectively, resulting in a net unrealized appreciation of $37,216,573.
(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $25,805,323 and the collateral received consisted of cash in the amount of $26,614,751 and non-cash collateral with a value of $9,074. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of collateral received from securities lending transactions.

MIST-44

Met Investors Series Trust

Dreman Small Cap Value Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$220,284,826	$—	$—	$220,284,826

Short-Term Investments
Mutual Funds	26,614,751	—	—	26,614,751
Repurchase Agreement	—	12,592,000	—	12,592,000
Total Short-Term Investments	26,614,751	12,592,000	—	39,206,751

Total Investments	$246,899,577	$12,592,000	$—	$259,491,577

*	See Portfolio of Investments for additional detailed categorizations.

MIST-45

Met Investors Series Trust

Met/Franklin Income Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Municipals—0.4% of Net Assets

Security Description	Par Amount	Value

California State General Obligation Unlimited, Build America Bonds
7.950%, due 03/01/36 (Cost—$1,001,180)	$1,000,000	$1,025,330

Domestic Bonds & Debt Securities—52.1%

Aerospace & Defense—0.4%
Bombardier, Inc. 7.750%, due 03/15/20 (144A) (a) (b)	1,000,000	1,050,000

Chemicals—1.5%
Hexion Finance Escrow LLC/Hexion Escrow Corp.
8.875%, due 02/01/18 (144A) (a)	900,000	891,000
Huntsman International LLC 7.875%, due 11/15/14	800,000	812,000
Ineos Group Holdings Plc 7.875%, due 02/15/16 (144A) (a) (h)	158,000	168,819
Kerling Plc 10.625%, due 01/28/17 (144A) (a) (h)	1,100,000	1,563,996
LBI Escrow Corp. 8.000%, due 11/01/17 (144A) (a)	600,000	622,500
Nalco Co. 8.250%, due 05/15/17 (144A) (a)	100,000	106,750

		4,165,065

Commercial & Professional Services—2.3%
Hertz Corp. 8.875%, due 01/01/14	2,175,000	2,245,688
Class A 10.500%, due 01/01/16 (b)	1,000,000	1,078,750
Quintiles Transnational Corp. 9.500%, due 12/30/14 (144A) (a) (c)	2,700,000	2,754,000
United Rentals North America, Inc. 7.750%, due 11/15/13 (b)	250,000	240,000

		6,318,438

Commercial Banks—0.9%
Wells Fargo Capital XIII 7.700%, due 12/29/49 (d)	300,000	311,250
Wells Fargo Capital XV 9.750%, due 09/26/44 (b) (d)	1,835,000	2,064,375

		2,375,625

Consumer Finance—5.0%
Ford Motor Credit Co. LLC 3.001%, due 01/13/12 (b) (d)	1,000,000	972,500
7.500%, due 08/01/12	1,000,000	1,036,029
7.000%, due 10/01/13	1,000,000	1,035,531
8.000%, due 06/01/14 (b)	2,000,000	2,107,366
8.700%, due 10/01/14	2,500,000	2,713,297
12.000%, due 05/15/15	1,500,000	1,793,807
GMAC, Inc. 6.875%, due 09/15/11	2,476,000	2,528,615
8.000%, due 03/15/20 (144A) (a)	1,500,000	1,541,250

		13,728,395

Security Description	Par Amount	Value

Diversified Financial Services—2.9%
Bank of America Corp. 8.125%, due 12/29/49 (b) (d)	$1,500,000	$1,532,370
Credit Suisse Securities USA LLC 12.000%, due 07/22/10	21,000	497,700
11.000%, due 09/03/10	50,000	842,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.750%, due 01/15/16 (144A) (a) (b)	650,000	628,469
8.000%, due 01/15/18 (144A) (a) (b)	500,000	483,750
International Lease Finance Corp. 8.625%, due 09/15/15 (144A) (a)	400,000	409,903
8.750%, due 03/15/17 (144A) (a)	900,000	922,979
Petroplus Finance, Ltd. 6.750%, due 05/01/14 (144A) (a)	800,000	724,000
7.000%, due 05/01/17 (144A) (a)	455,000	393,575
9.375%, due 09/15/19 (144A) (a)	340,000	311,100
Reynolds Group Issuer, Inc. 7.750%, due 10/15/16 (144A) (a)	1,000,000	1,032,500
Washington Mutual Preferred Funding LLC 9.750%, due 10/29/49 (144A) (a) (e)	100,000	3,375

		7,781,721

Diversified Telecommunication Services—0.9%
Clearwire Communications LLC/Clearwire Finance, Inc.
12.000%, due 12/01/15 (144A) (a) (b)	1,000,000	1,027,500
New Communications Holdings, Inc. 8.250%, due 04/15/17 (144A) (a)	300,000	306,750
8.500%, due 04/15/20 (144A) (a)	400,000	405,000
Virgin Media Secured Finance Plc 7.000%, due 01/15/18 (144A) (a) (i)	500,000	775,256

		2,514,506

Electric Utilities—2.9%
Calpine Construction Finance Co. LP/CCFC Finance Corp.
8.000%, due 06/01/16 (144A) (a)	500,000	513,750
CMS Energy Corp. 8.750%, due 06/15/19	500,000	567,045
Public Service Co. of New Mexico 7.950%, due 05/15/18	400,000	417,939
Texas Competitive Electric Holdings Co. LLC 10.250%, due 11/01/15 (b)	7,800,000	5,460,000
10.500%, due 11/01/16 (b) (c)	600,000	414,000
Series B 10.250%, due 11/01/15	825,000	577,500

		7,950,234

Electronic Equipment, Instruments & Components—0.2%
Sanmina-SCI Corp. 6.750%, due 03/01/13	500,000	502,500

Energy Equipment & Services—0.7%
SEACOR Holdings, Inc. 7.375%, due 10/01/19	1,000,000	1,031,103
SESI LLC 6.875%, due 06/01/14	790,000	778,150

		1,809,253

MIST-46

Met Investors Series Trust

Met/Franklin Income Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Food & Staples Retailing—0.4%
SUPERVALU, Inc. 8.000%, due 05/01/16 (b)	$1,000,000	$1,017,500

Food Products—0.2%
JBS USA LLC/JBS USA Finance, Inc. 11.625%, due 05/01/14 (144A) (a)	560,000	641,200

Health Care Providers & Services—6.6%
Community Health Systems, Inc. 8.875%, due 07/15/15	700,000	726,250
DaVita, Inc. 6.625%, due 03/15/13	1,000,000	1,011,250
7.250%, due 03/15/15	200,000	205,000
HCA, Inc. 6.375%, due 01/15/15	750,000	716,250
9.250%, due 11/15/16	2,500,000	2,664,062
8.500%, due 04/15/19 (144A) (a)	2,100,000	2,269,313
7.875%, due 02/15/20 (144A) (a)	1,400,000	1,469,125
Tenet Healthcare Corp. 7.375%, due 02/01/13	3,725,000	3,780,875
9.250%, due 02/01/15 (b)	2,400,000	2,529,000
US Oncology Holdings, Inc. 6.643%, due 03/15/12 (c) (d)	837,881	798,082
9.125%, due 08/15/17	550,000	577,500
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
8.000%, due 02/01/18 (144A) (a)	1,200,000	1,173,000

		17,919,707

Health Care Technology—0.4%
IMS Health, Inc. 12.500%, due 03/01/18 (144A) (a)	1,000,000	1,165,000

Hotels, Restaurants & Leisure—1.6%
Harrah’s Operating Co., Inc. 11.250%, due 06/01/17	1,000,000	1,082,500
Host Hotels & Resorts LP 7.125%, due 11/01/13 (b)	750,000	766,875
6.875%, due 11/01/14	575,000	583,625
9.000%, due 05/15/17 (144A) (a) (b)	300,000	325,875
Series Q 6.750%, due 06/01/16 (b)	450,000	452,813
MGM MIRAGE, Inc. 6.750%, due 04/01/13 (b)	200,000	182,000
Wendy’s/Arby’s Restaurants LLC 10.000%, due 07/15/16	300,000	324,000
Wyndham Worldwide Corp. 9.875%, due 05/01/14	500,000	568,328

		4,286,016

Household Durables—0.4%
Jarden Corp. 8.000%, due 05/01/16	100,000	105,250
JohnsonDiversey, Inc. 8.250%, due 11/15/19 (144A) (a)	1,000,000	1,038,750

		1,144,000

Security Description	Par Amount	Value

Independent Power Producers & Energy Traders—0.9%
AES Corp. (The) 8.000%, due 10/15/17	$650,000	$663,000
Dynegy Roseton/Danskammer Pass Through Trust, Series B
7.670%, due 11/08/16	500,000	485,940
RRI Energy, Inc. 7.875%, due 06/15/17(b)	1,300,000	1,173,250

		2,322,190

Insurance—0.2%
Liberty Mutual Group, Inc. 10.750%, due 06/15/58 (144A) (a) (d)	500,000	565,000

Machinery—0.9%
Manitowoc Co., Inc. (The) 9.500%, due 02/15/18 (b)	800,000	828,000
Navistar International Corp. 8.250%, due 11/01/21	500,000	512,500
Terex Corp. 8.000%, due 11/15/17 (b)	1,000,000	977,500

		2,318,000

Manufacturing—0.6%
RBS Global, Inc./Rexnord Corp. 9.500%, due 08/01/14 (b)	625,000	653,125
11.750%, due 08/01/16 (b)	500,000	538,750
RBS Global, Inc./Rexnord LLC 9.500%, due 08/01/14 (144A) (a)	423,000	442,035

		1,633,910

Media—3.1%
Cablevision Systems Corp., Series B 8.000%, due 04/15/12	475,000	510,031
CCH II LLC/CCH II Capital Corp. 13.500%, due 11/30/16 (144A) (a)	1,466,756	1,756,441
Cequel Communications Holdings I LLC and Cequel Capital Corp.
8.625%, due 11/15/17 (144A) (a)	1,200,000	1,239,000
Clear Channel Worldwide Holdings, Inc. Series A 9.250%, due 12/15/17 (144A) (a) (b)	200,000	208,750
Series B 9.250%, due 12/15/17 (144A) (a)	600,000	630,000
Dex One Corp. 12.000%, due 01/29/17 (c)	461,677	473,219
DISH DBS Corp. 7.875%, due 09/01/19	2,500,000	2,612,500
EchoStar DBS Corp. 7.750%, due 05/31/15	500,000	525,000
Univision Communications, Inc. 12.000%, due 07/01/14 (144A) (a) (b)	500,000	553,750

		8,508,691

Metals & Mining—1.0%
Severstal Columbus LLC 10.250%, due 02/15/18(144A) (a)	2,500,000	2,600,000

MIST-47

Met Investors Series Trust

Met/Franklin Income Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Multiline Retail—0.5%
Dollar General Corp. 10.625%, due 07/15/15	$42,000	$46,305
11.875%, due 07/15/17 (c)	1,031,000	1,206,270

		1,252,575

Oil & Gas Exploration & Production—0.3%
Antero Resources Finance Corp. 9.375%, due 12/01/17 (144A) (a)	700,000	724,500
Sabine Pass LNG LP 7.250%, due 11/30/13	150,000	141,750

		866,250

Oil, Gas & Consumable Fuels—10.6%
Bill Barrett Corp. 9.875%, due 07/15/16	150,000	162,375
Callon Petroleum Co. 13.000%, due 09/15/16	409,500	348,075
Chesapeake Energy Corp. 9.500%, due 02/15/15 (b)	1,000,000	1,092,500
6.500%, due 08/15/17	600,000	583,500
7.250%, due 12/15/18	2,000,000	2,010,000
6.875%, due 11/15/20	885,000	865,088
CONSOL Energy, Inc. 8.250%, due 04/01/20 (144A) (a)	700,000	722,750
Denbury Resources, Inc. 8.250%, due 02/15/20	600,000	639,000
Dynegy Holdings, Inc. 8.375%, due 05/01/16 (b)	1,430,000	1,194,050
7.500%, due 06/01/15 (b)	2,500,000	2,087,500
7.750%, due 06/01/19	616,000	468,160
El Paso Corp. 12.000%, due 12/12/13	400,000	470,000
7.250%, due 06/01/18	500,000	518,454
Expro Finance Luxembourg SCA 8.500%, due 12/15/16 (144A) (a)	1,500,000	1,522,500
Forest Oil Corp. 8.500%, due 02/15/14	1,000,000	1,060,000
7.250%, due 06/15/19	732,000	739,320
Holly Corp. 9.875%, due 06/15/17 (144A) (a)	1,000,000	1,035,000
Linn Energy LLC/Linn Energy Finance Corp. 8.625%, due 04/15/20 (144A) (a)	1,300,000	1,268,176
Mariner Energy, Inc. 7.500%, due 04/15/13	200,000	202,500
11.750%, due 06/30/16	500,000	563,750
Newfield Exploration Co. 6.625%, due 04/15/16	1,057,000	1,080,782
6.875%, due 02/01/20	700,000	708,750
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
8.875%, due 03/15/18 (144A) (a)	1,000,000	1,027,500
Petrohawk Energy Corp. 10.500%, due 08/01/14	400,000	443,500
7.875%, due 06/01/15	1,430,000	1,463,962
Pioneer Natural Resources Co. 6.650%, due 03/15/17	250,000	251,195
6.875%, due 05/01/18	530,000	532,354

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Plains Exploration & Production Co. 7.750%, due 06/15/15	$500,000	$509,375
10.000%, due 03/01/16	500,000	555,000
Quicksilver Resources, Inc. 11.750%, due 01/01/16	300,000	345,000
SandRidge Energy, Inc. 3.876%, due 04/01/14 (d)	1,040,000	954,151
9.875%, due 05/15/16 (144A) (a) (b)	400,000	413,000
8.000%, due 06/01/18 (144A) (a)	1,090,000	1,040,950
W&T Offshore, Inc. 8.250%, due 06/15/14 (144A) (a)	1,230,000	1,156,200
Western Refining, Inc. 11.250%, due 06/15/17 (144A) (a)	1,000,000	915,000

		28,949,417

Paper & Forest Products—0.4%
NewPage Corp. 10.000%, due 05/01/12 (b)	800,000	559,000
11.375%, due 12/31/14	450,000	450,000

		1,009,000

Pharmaceuticals—0.1%
Talecris Biotherapeutics Holdings Corp. 7.750%, due 11/15/16 (144A) (a)	300,000	304,500

Real Estate—0.3%
Duke Realty LP 5.950%, due 02/15/17 (b)	900,000	886,068

Real Estate Investment Trusts (REITs)—0.8%
HCP, Inc. 6.700%, due 01/30/18	696,000	710,397
Host Marriott LP 6.375%, due 03/15/15	1,300,000	1,296,750
iStar Financial, Inc. 8.625%, due 06/01/13	350,000	302,750

		2,309,897

Semiconductors & Semiconductor Equipment—2.5%
Advanced Micro Devices, Inc. 8.125%, due 12/15/17 (144A) (a)	500,000	515,000
Freescale Semiconductor, Inc. 8.875%, due 12/15/14 (b)	2,250,000	2,160,000
10.125%, due 12/15/16 (b)	101,000	89,890
10.125%, due 03/15/18 (144A) (a) (b)	3,690,000	3,966,750

		6,731,640

Software—0.8%
First Data Corp. 9.875%, due 09/24/15 (b)	1,550,000	1,344,625
9.875%, due 09/24/15	1,100,000	943,250

		2,287,875

MIST-48

Met Investors Series Trust

Met/Franklin Income Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Transporations—0.5%
CEVA Group Plc 11.500%, due 04/01/18 (144A) (a) (b)	$1,400,000	$1,448,316

Utilities—0.9%
Energy Future Holdings Corp. 10.875%, due 11/01/17 (b)	2,100,000	1,569,750
11.250%, due 11/01/17 (c)	53,000	36,305
Series P 5.550%, due 11/15/14	1,130,000	830,550

		2,436,605

Wireless Telecommunication Services—0.4%
Cricket Communications, Inc. 9.375%, due 11/01/14 (b)	900,000	920,250
Crown Castle International Corp. 9.000%, due 01/15/15 (b)	250,000	271,875

		1,192,125

Total Domestic Bonds & Debt Securities (Cost $133,379,036)		141,991,219

Convertible Bonds—2.1%

Capital Markets—1.1%
Goldman Sachs Group, Inc. (The) 12.500%, due 04/01/10 (144A) (a)	1,000,000	388,040
10.550%, due 07/21/10 (144A) (a)	2,000,000	1,207,110
9.000%, due 08/20/10 (144A) (a)	3,000,000	1,390,713

		2,985,863

Commercial Banks—0.2%
CapitalSource, Inc. 4.000%, due 07/15/34	450,000	433,125

Media—0.3%
Liberty Global, Inc. 4.500%, due 11/15/16 (144A) (a)	750,000	967,200

Real Estate Investment Trusts (REITs)—0.1%
iStar Financial, Inc. 0.751%, due 10/01/12 (d)	500,000	380,250

Semiconductors & Semiconductor Equipment—0.4%
Advanced Micro Devices, Inc. 5.750%, due 08/15/12	520,000	522,527
6.000%, due 05/01/15	500,000	483,061

		1,005,588

Total Convertible Bonds (Cost $4,816,756)		5,772,026

Loan Participation—0.9%

Allison Transmission, Inc. 3.003%, due 08/07/14	491,269	469,231
Clear Channel Communications 3.898%, due 11/13/15	746,125	607,294
Freescale Semiconductor, Inc. 12.500%, due 12/15/14	883,638	911,985
Idearc, Inc. 0.000%, due 11/17/13	292,883	153,725

Security Description	Par Amount	Value

Texas Competitive Electric Holdings Co. LLC 3.730%, due 10/10/14	$493,687	$406,758

Total Loan Participation (Cost $2,569,045)		2,548,993

Common Stocks—30.7%
Security Description	Shares	Value

Beverages—0.7%
Diageo Plc	60,000	1,009,373
PepsiCo, Inc.	12,000	793,920

		1,803,293

Commercial Banks—1.4%
Barclays Plc	50,000	272,385
HSBC Holdings Plc	37,000	375,302
Wells Fargo & Co.	100,000	3,112,000

		3,759,687

Consumer Finance—0.8%
Capital One Financial Corp. (b)	54,000	2,236,140

Diversified Financial Services—3.3%
Bank of America Corp.	250,000	4,462,500
Citigroup, Inc.*	349,845	1,416,872
JPMorgan Chase & Co.	70,000	3,132,500

		9,011,872

Diversified Telecommunication Services—1.5%
AT&T, Inc. (b)	100,000	2,584,000
Verizon Communications, Inc.	50,000	1,551,000

		4,135,000

Electric Utilities—5.0%
American Electric Power Co., Inc.	47,700	1,630,386
Duke Energy Corp. (b)	175,000	2,856,000
FirstEnergy Corp. (b)	25,000	977,250
FPL Group, Inc.	50,000	2,416,500
Pinnacle West Capital Corp. (b)	15,000	565,950
Progress Energy, Inc. (b)	40,000	1,574,400
Southern Co. (b)	110,000	3,647,600

		13,668,086

Gas Utilities—0.3%
AGL Resources, Inc. (b)	20,000	773,000

Media—0.9%
Charter Communications, Inc. - Class A* (b)	14,553	502,079
Comcast Corp. - Class A (b)	35,000	658,700
Dex One Corp.*	43,546	1,215,804

		2,376,583

Metals & Mining—1.3%
Barrick Gold Corp.	30,000	1,150,200
Newmont Mining Corp.	40,900	2,083,037

MIST-49

Met Investors Series Trust

Met/Franklin Income Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—(Continued)
Nucor Corp. (b)	$10,000	$453,800

		3,687,037

Multi-Utilities—5.4%
Ameren Corp. (b)	60,000	1,564,800
Consolidated Edison, Inc. (b)	20,000	890,800
Dominion Resources, Inc. (b)	65,000	2,672,150
PG&E Corp. (b)	60,000	2,545,200
Public Service Enterprise Group, Inc.	60,000	1,771,200
Sempra Energy	40,000	1,996,000
TECO Energy, Inc. (b)	80,000	1,271,200
Xcel Energy, Inc. (b)	91,927	1,948,852

		14,660,202

Multiline Retail—0.4%
Target Corp.	22,500	1,183,500

Office Electronics—0.4%
Xerox Corp. (b)	100,000	975,000

Oil, Gas & Consumable Fuels—5.0%
Callon Petroleum Co.* (b)	20,471	109,725
Canadian Oil Sands Trust	115,000	3,447,792
ConocoPhillips Co.	65,000	3,326,050
Exxon Mobil Corp. (b)	80,000	5,358,400
Spectra Energy Corp. (b)	60,000	1,351,800

		13,593,767

Pharmaceuticals—2.5%
Abbott Laboratories	14,800	779,664
Johnson & Johnson	30,000	1,956,000
Merck & Co., Inc.	110,000	4,108,500

		6,844,164

Real Estate Investment Trusts (REITs)—0.0%
iStar Financial, Inc.* (b)	21,300	97,767

Semiconductors & Semiconductor Equipment—1.0%
Intel Corp.	100,000	2,226,000
Xilinx, Inc. (b)	25,000	637,500

		2,863,500

Water Utilities—0.1%
American Water Works Co., Inc. (b)	7,100	154,496

Wireless Telecommunication Services—0.7%
Vodafone Group Plc	850,000	1,967,710

Total Common Stocks (Cost $78,627,009)		83,790,804

Preferred Stocks—2.1%

Capital Markets—0.3%
Deutsche Bank AG 12.000%, due 11/04/10 (144A) (a)	35,000	894,429

Security Description	Shares	Value

Consumer Finance—0.1%
GMAC, Inc., Series G 7.000%, due 12/31/11 (144A) (a)*	141	$107,477

Diversified Financial Services—1.7%
JPMorgan Chase & Co., Series 1 7.900%, due 12/31/49 (d)	4,250,000	4,546,242

Thrifts & Mortgage Finance—0.0%
Federal Home Loan Mortgage Corp. 8.375%, due 12/31/12 (d)*	10,300	13,828
Federal National Mortgage Assoc. 8.250%, due 12/31/10 (d)*	6,900	8,763

		22,591

Total Preferred Stocks (Cost $4,970,064)		5,570,739

Convertible Preferred Stocks—3.9%

Automobiles—0.1%
General Motors Corp. 6.250%, due 07/15/33 (b)	15,000	129,749

Commercial Banks—1.0%
Wells Fargo & Co., Series L 7.500%, due 12/31/49	2,800	2,735,600

Diversified Financial Services—2.0%
Bank of America Corp. 7.250%, due 12/31/49 (b)	3,000	2,925,000
Citigroup, Inc. 7.500%, due 12/15/12	20,000	2,437,600

		5,362,600

Electric Utilities—0.2%
FPL Group, Inc. 8.375%, due 06/01/12 (b)	10,000	504,050

Health Care Providers & Services—0.4%
Tenet Healthcare Corp. 7.000%, due 10/01/12	1,100	1,136,135

Real Estate Investment Trusts (REITs)—0.2%
FelCor Lodging Trust, Inc. 1.950%, due 12/31/49 (b)*	34,000	604,561

Thrifts & Mortgage Finance—0.0%
Federal National Mortgage Assoc. 8.750%, due 05/13/11*	3,800	6,175

Total Convertible Preferred Stocks (Cost $8,977,771)		10,478,870

Warrant—0.0%

Media—0.0%
Charter Communications, Inc., expires 11/30/14*
(Cost—$4,456)	1,273	7,956

MIST-50

Met Investors Series Trust

Met/Franklin Income Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Short-Term Investments—33.0%

Security Description	Shares/Par Amount	Value

Discount Notes—3.4%
Federal Farm Credit Bank 0.140%, due 04/01/10 (f)	1,850,000	$1,850,000
Federal Home Loan Bank 0.010%, due 04/01/10 (f)	7,415,000	7,415,000

		9,265,000

Mutual Funds—25.0%
State Street Navigator Securities Lending Prime Portfolio (g)	68,273,862	68,273,862

Repurchase Agreement—4.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/10 at 0.000% to be repurchased at $12,464,000 on 04/01/10 collateralized by $12,590,000 Federal Home Loan Mortgage Corp. at 2.000% due 11/05/12 with a value of $12,715,900.	$12,464,000	12,464,000

Total Short-Term Investments (Cost $90,002,862)		90,002,862

Total Investments—125.2% (Cost $324,348,179#)		341,188,799
Other assets and liabilities (net)—(25.2)%		(68,578,306)

Total Net Assets—100.0%		$272,610,493

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $22,552,491 and $5,711,871 respectively, resulting in a net unrealized appreciation of $16,840,620.
(a)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $66,562,540 and the collateral received consisted of cash in the amount of $68,273,862. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2010.
(e)	Security is in default and/or issuer is in bankruptcy.
(f)	Zero coupon bond - Interest rate represents current yield to maturity.
(g)	Represents investment of collateral received from securities lending transactions.
(h)	Par shown in Euro Currency. Value is shown in USD.
(i)	Par shown in Pound Sterling. Value is shown in USD.
REIT—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

MIST-51

Met Investors Series Trust

Met/Franklin Income Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Municipals	$—	$1,025,330	$—	$1,025,330

Total Domestic Bonds & Debt Securities*	—	141,991,219	—	141,991,219

Total Convertible Bonds*	—	5,772,026	—	5,772,026

Loan Participation	—	2,548,993	—	2,548,993

Common Stocks
Beverages	793,920	1,009,373	—	1,803,293
Commercial Banks	3,112,000	647,687	—	3,759,687
Consumer Finance	2,236,140	—	—	2,236,140
Diversified Financial Services	9,011,872	—	—	9,011,872
Diversified Telecommunication Services	4,135,000	—	—	4,135,000
Electric Utilities	13,668,086	—	—	13,668,086
Gas Utilities	773,000	—	—	773,000
Media	2,376,583	—	—	2,376,583
Metals & Mining	3,687,037	—	—	3,687,037
Multi-Utilities	14,660,202	—	—	14,660,202
Multiline Retail	1,183,500	—	—	1,183,500
Office Electronics	975,000	—	—	975,000
Oil, Gas & Consumable Fuels	13,593,767	—	—	13,593,767
Pharmaceuticals	6,844,164	—	—	6,844,164
Real Estate Investment Trusts (REITs)	97,767	—	—	97,767
Semiconductors & Semiconductor Equipment	2,863,500	—	—	2,863,500
Water Utilities	154,496	—	—	154,496
Wireless Telecommunication Services	—	1,967,710	—	1,967,710

Total Common Stocks	80,166,034	3,624,770	—	83,790,804

Preferred Stocks
Capital Markets	—	894,429	—	894,429
Consumer Finance	107,477	—	—	107,477
Diversified Financial Services	—	4,546,242	—	4,546,242
Thrifts & Mortgage Finance	8,763	13,828	—	22,591

Total Preferred Stocks	116,240	5,454,499	—	5,570,739

Convertible Preferred Stocks
Automobiles	—	129,749	—	129,749
Commercial Banks	2,735,600	—	—	2,735,600
Diversified Financial Services	5,362,600	—	—	5,362,600
Electric Utilities	—	504,050	—	504,050
Health Care Providers & Services	—	1,136,135	—	1,136,135
Real Estate Investment Trusts (REITs)	604,561	—	—	604,561
Thrifts & Mortgage Finance	—	6,175	—	6,175

Total Convertible Preferred Stocks	8,702,761	1,776,109	—	10,478,870

Total Warrants*	7,956	—	—	7,956

MIST-52

Met Investors Series Trust

Met/Franklin Income Portfolio

VALUATION INPUTS—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Discount Notes	$—	$9,265,000	$—	$9,265,000
Mutual Funds	68,273,862	—	—	68,273,862
Repurchase Agreement	—	12,464,000	—	12,464,000

Total Short-Term Investments	68,273,862	21,729,000	—	90,002,862

Total Investments	$157,266,853	$183,921,946	$—	$341,188,799

*	See Portfolio of Investments for additional detailed categorizations.

MIST-53

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—0.7% of Net Assets

Security Description	Par Amount	Value

Diversified Consumer Services—0.0%
Spectrum Brands, Inc.
1.500%, due 04/01/13	$2,504	$2,506
8.000%, due 04/01/13	48,783	48,832

		51,338

Diversified Financial Services—0.7%
CIT Group, Inc. 7.000%, due 05/01/13 - 05/01/17	6,491,756	6,045,614

Total Domestic Bonds & Debt Securities (Cost $5,482,216)		6,096,952

Loan Participation—3.6%
Avaya, Inc. 0.000%, due 10/26/14 (a)	7,241,000	6,471,680
Boston Generating LLC 2.518%, due 12/21/13 (a)	614,559	519,609
Charter Communications, Inc. 7.250%, due 03/06/14 (a)	171,024	175,727
CIT Group 9.500%, due 01/20/12	3,045,600	3,125,547
13.000%, due 01/20/12 (a)	1,218,600	1,264,621
First Data Corp. 3.018%, due 09/24/14 (a)	370,660	328,715
3.032%, due 09/24/14 (a)	46,407	41,094
Lyondell Chemical Co. 13.000%, due 04/06/10	175,500	182,390
Realogy Corp. 3.231%, due 10/10/13	1,806,416	1,599,374
3.250%, due 10/10/13 (a)	6,328,121	5,602,823
3.251%, due 10/10/13 - 10/15/17 (a)	6,982,544	6,242,082
Spectrum Brands, Inc. 8.500%, due 03/31/10 (f)	153,053	207,219
Texas Competitive Electric Holdings LLC 3.730%, due 10/10/14 (a)	7,960,684	6,466,412

Total Loan Participation (Cost $29,827,696)		32,227,293

U. S. Government & Agency Obligations—3.1%
U.S. Treasury Bills 0.150%, due 07/08/10 (b) (c)	5,000,000	4,998,163
0.155%, due 08/05/10 (b) (c)	5,000,000	4,996,990
0.194%, due 08/12/10 (b) (c)	3,000,000	2,998,149
0.225%, due 09/02/10 (b) (c)	5,000,000	4,995,830
0.240%, due 09/09/10 (b) (c)	10,000,000	9,990,830

Total U.S. Government & Agency Obligations (Cost $27,977,552)		27,979,962

Common Stocks—81.8%

Aerospace & Defense—0.1%
GenCorp, Inc.* (b)	143,356	825,731

Security Description	Par Amount	Value

Air Freight & Logistics—0.4%
TNT N.V.	$124,452	$3,576,865

Automobiles—0.4%
Daimler AG	78,235	3,689,314

Beverages—5.2%
Brown-Forman Corp. - Class B (b)	63,393	3,768,714
Carlsberg A.S. - Class B (b)	53,103	4,466,147
Coca-Cola Enterprises, Inc.	135,529	3,748,732
Dr Pepper Snapple Group, Inc.	489,283	17,208,083
PepsiCo, Inc.	93,977	6,217,519
Pernod Ricard S.A. (b)	130,439	11,081,435

		46,490,630

Building Products—0.6%
Owens Corning, Inc.* (b)	221,046	5,623,410

Capital Markets—1.9%
Morgan Stanley	376,643	11,031,873
UBS AG*	346,552	5,634,303

		16,666,176

Chemicals—1.0%
Linde AG (b)	72,202	8,612,660

Commercial Banks—3.3%
Barclays Plc	1,726,245	9,404,065
Intesa Sanpaolo*	805,759	3,002,387
PNC Financial Services Group, Inc.	103,000	6,149,100
Wells Fargo & Co.	344,509	10,721,120

		29,276,672

Communications Equipment—1.0%
Motorola, Inc.* (b)	1,183,762	8,310,009
Tandberg ASA	27,241	777,168

		9,087,177

Computers & Peripherals—1.3%
Dell, Inc.*	749,083	11,243,736

Diversified Consumer Services—0.2%
Hillenbrand, Inc. (b)	90,072	1,980,683

Diversified Financial Services—2.6%
Bank of America Corp.	950,136	16,959,927
Bond Street Holdings LLC - Class A*	51,700	1,059,850
Deutsche Boerse AG	67,443	5,007,434

		23,027,211

Diversified Telecommunication Services—2.0%
Cable & Wireless Communications Plc	3,329,133	2,799,790
Cable & Wireless Worldwide Plc*	3,329,133	4,650,100
Koninklijke (Royal) KPN N.V. (b)	416,287	6,609,487
Telefonica S.A.	165,381	3,918,983

		17,978,360

MIST-54

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Par Amount	Value

Electric Utilities—3.0%
E. On AG (b)	$309,641	$11,450,854
Entergy Corp.	51,930	4,224,505
Exelon Corp.	192,095	8,415,682
Prime Infrastructure Group (b)	762,551	2,548,747

		26,639,788

Electrical Equipment—0.4%
Alstom S.A. (b)	63,070	3,943,196

Electronic Equipment, Instruments & Components—0.6%
Tyco Electronics, Ltd.	194,328	5,340,133

Energy Equipment & Services—2.5%
Baker Hughes, Inc. (b)	61,086	2,861,268
Exterran Holdings, Inc.* (b)	18,513	447,459
Pride International, Inc.*	117,147	3,527,296
Transocean, Ltd.*	176,435	15,240,456

		22,076,479

Food & Staples Retailing—5.5%
Carrefour S.A.	90,047	4,350,421
CVS Caremark Corp.	777,277	28,417,247
Kroger Co. (The)	498,317	10,793,546
Wal-Mart Stores, Inc.	98,698	5,487,609

		49,048,823

Food Products—4.9%
General Mills, Inc.	102,703	7,270,345
Groupe Danone	35,973	2,171,589
Kraft Foods, Inc. - Class A (b)	597,383	18,064,862
Nestle S.A.	317,603	16,272,119

		43,778,915

Health Care Equipment & Supplies—0.9%
Alcon, Inc.	14,629	2,363,461
Becton, Dickinson & Co.	8,941	703,925
Boston Scientific Corp.*	641,571	4,632,143

		7,699,529

Health Care Providers & Services—2.5%
Tenet Healthcare Corp.* (b)	1,551,881	8,876,759
UnitedHealth Group, Inc.	412,864	13,488,267

		22,365,026

Hotels, Restaurants & Leisure—0.1%
Thomas Cook Group Plc	214,165	877,965

Household Durables—0.0%
Stanley Black & Decker, Inc.	6,702	384,762

Independent Power Producers & Energy Traders—0.8%
NRG Energy, Inc.* (b)	324,089	6,773,460

Industrial Conglomerates—3.5%
Orkla A.S.A.	1,413,092	12,496,319
Siemens AG	122,540	12,293,717

Security Description	Par Amount	Value

Industrial Conglomerates—(Continued)
Tyco International, Ltd.	$177,074	$6,773,081

		31,563,117

Insurance—4.2%
ACE, Ltd.	153,413	8,023,500
Berkshire Hathaway, Inc. - Class B*	133,240	10,828,415
Conseco, Inc.* (b)	206,603	1,285,071
Old Republic International Corp. (b)	420,756	5,335,186
Travelers Cos., Inc. (The)	92,327	4,980,118
White Mountains Insurance Group, Ltd. (b)	5,449	1,934,395
Zurich Financial Services AG	20,231	5,199,141

		37,585,826

Leisure Equipment & Products—1.3%
Eastman Kodak Co.*	9,172	53,106
Mattel, Inc.	487,433	11,084,226

		11,137,332

Marine—1.0%
A.P. Moller - Maersk A.S. - Class B	1,199	9,135,573

Media—4.0%
News Corp. - Class A	1,523,735	21,957,021
Time Warner Cable, Inc.	86,125	4,591,324
Virgin Media, Inc. (b)	515,677	8,900,585

		35,448,930

Multi-Utilities—0.4%
GDF Suez	100,334	3,884,382

Office Electronics—1.5%
Xerox Corp. (b)	1,357,093	13,231,658

Oil, Gas & Consumable Fuels—3.4%
Marathon Oil Corp.	362,299	11,463,140
Noble Energy, Inc.	37,516	2,738,668
Royal Dutch Shell Plc - Class A	357,521	10,355,156
Total S.A.	91,282	5,308,526

		29,865,490

Paper & Forest Products—3.7%
Domtar Corp.* (b)	80,075	5,157,631
International Paper Co.	352,353	8,671,407
Weyerhaeuser Co. (b)	414,809	18,778,403

		32,607,441

Pharmaceuticals—0.9%
Eli Lilly & Co.	22,600	818,572
Novartis AG	139,349	7,541,986

		8,360,558

Real Estate—0.4%
Canary Wharf Group Plc* (d)	767,618	3,637,443

MIST-55

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Par Amount	Value

Real Estate Investment Trusts (REITs)—1.0%
Alexander’s, Inc.* (b)	$18,738	$5,605,098
Link (The)	1,429,723	3,509,903

		9,115,001

Real Estate Management & Development—0.4%
Forestar Real Estate Group, Inc.* (b)	90,350	1,705,808
St. Joe Co. (The)* (b)	65,383	2,115,140

		3,820,948

Semiconductors & Semiconductor Equipment—1.9%
LSI Corp.*	1,648,987	10,091,800
Maxim Integrated Products, Inc. (b)	357,802	6,937,781

		17,029,581

Software—3.0%
Microsoft Corp.	721,311	21,112,773
Nintendo Co., Ltd. (b)	17,933	5,994,114

		27,106,887

Tobacco—8.6%
Altria Group, Inc.	918,639	18,850,472
British American Tobacco Plc	579,892	20,008,124
Imperial Tobacco Group Plc	525,679	16,074,364
Japan Tobacco, Inc. (b)	1,435	5,323,952
KT&G Corp.	42,673	2,361,116
Lorillard, Inc.	33,199	2,497,893
Philip Morris International, Inc.	101,598	5,299,352
Reynolds American, Inc. (b)	123,119	6,645,964

		77,061,237

Wireless Telecommunication Services—1.4%
Vodafone Group Plc	5,209,210	12,059,078

Total Common Stocks (Cost $600,952,319)		729,657,183

Preferred Stock—0.2%

Automobiles—0.2%
Volkswagen AG (Cost—$1,934,188)	22,209	2,040,638

Short-Term Investments—27.3%

Discount Notes—3.8%
Federal Home Loan Bank 0.010%, due 04/01/10 (c)	33,700,000	33,700,000

Mutual Funds—16.6%
State Street Navigator Securities Lending Prime Portfolio (e)	148,165,462	148,165,462

U.S. Treasuries—6.9%
U.S. Treasury Bills
0.150%, due 04/15/10 (b) (c)	3,500,000	3,499,796
0.115%, due 05/13/10 (c)	3,000,000	2,999,597
0.140%, due 05/27/10 (b) (c)	5,000,000	4,998,911

Security Description	Shares/Par Amount	Value

U.S. Treasuries—(Continued)
0.140%, due 06/03/10 (c)	$5,000,000	$4,998,775
0.140%, due 06/10/10 (b) (c)	5,000,000	4,998,639
0.170%, due 06/24/10 (b) (c)	5,000,000	4,998,017
0.090%, due 07/01/10 (b) (c)	5,000,000	4,998,862
0.135%, due 07/15/10 (b) (c)	5,000,000	4,998,031
0.130%, due 07/22/10 (b) (c)	5,000,000	4,997,978
0.135%, due 07/29/10 (b) (c)	5,000,000	4,997,769
0.175%, due 08/19/10 (b) (c)	5,000,000	4,996,597
0.180%, due 08/26/10 (b) (c)	5,000,000	4,996,325
0.225%, due 09/16/10 (c)	5,000,000	4,994,750

		61,474,047

Total Short-Term Investments (Cost $243,339,509)		243,339,509

Total Investments—116.7% (Cost $909,513,480#)		1,041,341,537
Other assets and liabilities (net)—(16.7)%		(149,098,378)

Net Assets—100.0%		$892,243,159

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $136,850,418 and $5,022,361 respectively, resulting in a net unrealized appreciation of $131,828,057.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2010.
(b)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $144,901,386 and the collateral received consisted of cash in the amount of $148,165,462 and non-cash collateral with a value of $1,074,971. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Zero coupon bond - Interest rate represents current yield to maturity.
(d)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(e)	Represents investment of collateral received from securities lending transactions.
(f)	Par shown in Euro Currency. Value is shown in USD.

Countries Diversification as of March 31, 2010 (Unaudited)

Top Ten Countries	Percent of Portfolio Market Value
United States	63.4%
United Kingdom	10.0%
Switzerland	9.1%
Germany	5.4%
France	3.9%
Denmark	1.7%
Norway	1.7%
Japan	1.4%
Netherlands	1.3%
Spain	0.5%

MIST-56

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Forward Foreign Currency Exchange Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Value at March 31, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
5/10/2010	State Street Bank and Trust Company	428,500	CHF	$407,089	$422,334	$(15,245)
4/23/2010	State Street Bank and Trust Company	388,000	DKK	70,482	70,933	(451)
5/12/2010	Deutsche Bank Securities, Inc.	5,100,000	GBP	7,741,421	8,044,230	(302,809)
5/12/2010	State Street Bank and Trust Company	1,389,430	GBP	2,109,052	2,192,507	(83,455)
5/12/2010	State Street Bank and Trust Company	1,308,000	GBP	1,985,447	1,971,365	14,082
4/20/2010	Bank of America Securities LLC	26,900,000	JPY	288,032	300,257	(12,225)
4/20/2010	State Street Bank and Trust Company	62,157,640	JPY	665,553	680,568	(15,015)
4/20/2010	State Street Bank and Trust Company	13,400,000	JPY	143,481	147,520	(4,039)
4/19/2010	Bank of America Securities LLC	425,000,000	KRW	375,422	374,449	973
8/16/2010	Deutsche Bank Securities, Inc.	3,700,000	NOK	618,765	612,502	6,263

						$(411,921)

Forward Foreign Currency Exchange Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
5/19/2010	State Street Bank and Trust Company	906,300	AUD	$826,874	$831,240	$4,366
5/10/2010	Bank of America Securities LLC	2,015,637	CHF	1,914,922	1,902,334	(12,588)
5/10/2010	Bank of America Securities LLC	225,601	CHF	214,328	213,597	(731)
5/10/2010	Bank of America Securities LLC	550,000	CHF	522,518	538,477	15,959
5/10/2010	Bank of America Securities LLC	728,600	CHF	692,194	717,833	25,639
5/10/2010	Bank of America Securities LLC	244,275	CHF	232,070	236,138	4,068
5/10/2010	Bank of America Securities LLC	392,900	CHF	373,268	382,213	8,945
5/10/2010	Bank of America Securities LLC	900,000	CHF	855,030	837,209	(17,821)
5/10/2010	Barclays Capital, Inc.	6,509,893	CHF	6,184,613	6,130,420	(54,193)
5/10/2010	Deutsche Bank Securities, Inc.	239,572	CHF	227,601	233,548	5,947
5/10/2010	Deutsche Bank Securities, Inc.	763,000	CHF	724,875	704,850	(20,025)
5/10/2010	State Street Bank and Trust Company	6,500,000	CHF	6,175,215	6,120,527	(54,688)
5/10/2010	State Street Bank and Trust Company	368,500	CHF	350,087	341,457	(8,630)
5/10/2010	State Street Bank and Trust Company	217,806	CHF	206,923	206,436	(487)
5/10/2010	State Street Bank and Trust Company	970,000	CHF	921,532	974,600	53,068
5/10/2010	State Street Bank and Trust Company	107,666	CHF	102,286	103,957	1,671
5/10/2010	State Street Bank and Trust Company	333,500	CHF	316,836	320,738	3,902
5/10/2010	State Street Bank and Trust Company	303,000	CHF	287,860	289,373	1,513
5/10/2010	State Street Bank and Trust Company	424,784	CHF	403,558	402,444	(1,114)
5/10/2010	State Street Bank and Trust Company	469,343	CHF	445,891	441,568	(4,323)
5/10/2010	State Street Bank and Trust Company	339,200	CHF	322,251	317,796	(4,455)
4/23/2010	Deutsche Bank Securities, Inc.	2,300,000	DKK	417,805	418,243	438
4/23/2010	State Street Bank and Trust Company	15,298,937	DKK	2,779,116	3,071,243	292,127
4/23/2010	State Street Bank and Trust Company	1,081,000	DKK	196,368	217,177	20,809
4/23/2010	State Street Bank and Trust Company	2,303,121	DKK	418,372	459,430	41,058
4/23/2010	State Street Bank and Trust Company	1,370,400	DKK	248,939	246,067	(2,872)
7/16/2010	Bank of America Securities LLC	59,266,631	EUR	80,160,593	81,017,485	856,892
7/16/2010	State Street Bank and Trust Company	1,217,589	EUR	1,646,840	1,664,932	18,092
7/16/2010	State Street Bank and Trust Company	1,348,195	EUR	1,823,490	1,823,474	(16)
7/16/2010	State Street Bank and Trust Company	393,382	EUR	532,066	532,337	271
7/16/2010	State Street Bank and Trust Company	654,322	EUR	884,998	874,574	(10,424)
7/16/2010	State Street Bank and Trust Company	1,443,585	EUR	1,952,509	1,944,090	(8,419)
5/12/2010	Bank of America Securities LLC	172,659	GBP	262,083	281,779	19,696
5/12/2010	Barclays Capital, Inc.	40,909,181	GBP	62,097,100	65,990,601	3,893,501
5/12/2010	Deutsche Bank Securities, Inc.	395,181	GBP	599,856	642,664	42,808
5/12/2010	Deutsche Bank Securities, Inc.	2,400,867	GBP	3,644,338	3,713,950	69,612
5/12/2010	State Street Bank and Trust Company	1,201,795	GBP	1,824,235	1,922,343	98,108
5/12/2010	State Street Bank and Trust Company	250,281	GBP	379,908	386,168	6,260
5/12/2010	State Street Bank and Trust Company	2,200,000	GBP	3,339,437	3,322,792	(16,645)

MIST-57

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Forward Foreign Currency Exchange Contracts to Sell: (Continued)

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
4/20/2010	Bank of America Securities LLC	21,000,000	JPY	$224,858	$227,283	$2,425
4/20/2010	Bank of America Securities LLC	39,100,000	JPY	418,663	422,474	3,811
4/20/2010	Deutsche Bank Securities, Inc.	306,283,980	JPY	3,279,537	3,365,758	86,221
4/20/2010	State Street Bank and Trust Company	11,000,000	JPY	117,783	121,822	4,039
4/20/2010	State Street Bank and Trust Company	28,074,573	JPY	300,609	317,841	17,232
4/20/2010	State Street Bank and Trust Company	23,053,824	JPY	246,849	251,589	4,740
4/20/2010	State Street Bank and Trust Company	25,000,000	JPY	267,688	275,364	7,676
4/19/2010	Bank of America Securities LLC	281,500,000	KRW	248,662	250,000	1,338
4/19/2010	Bank of America Securities LLC	56,525,000	KRW	49,931	50,000	69
4/19/2010	Bank of America Securities LLC	282,365,000	KRW	249,426	250,000	574
4/19/2010	Bank of America Securities LLC	113,225,000	KRW	100,017	100,000	(17)
4/19/2010	Bank of America Securities LLC	192,100,000	KRW	169,691	170,000	309
4/19/2010	Bank of America Securities LLC	281,480,640	KRW	248,645	240,000	(8,645)
4/19/2010	Bank of America Securities LLC	416,603,649	KRW	368,005	357,000	(11,005)
4/19/2010	Bank of America Securities LLC	366,880,000	KRW	324,082	320,000	(4,082)
4/19/2010	Deutsche Bank Securities, Inc.	281,437,500	KRW	248,607	250,000	1,393
8/16/2010	Deutsche Bank Securities, Inc.	65,812,602	NOK	11,006,092	11,019,456	13,364
8/16/2010	Deutsche Bank Securities, Inc.	3,400,000	NOK	568,595	569,018	423
8/16/2010	State Street Bank and Trust Company	1,250,000	NOK	209,042	212,391	3,349

						$5,390,533

AUD—	Australian Dollar
CHF—	Swiss Franc
DKK—	Danish Krone
EUR—	Euro
GBP—	Great Britain Pound
JPY—	Japanese Yen
KRW—	South Korean Won
NOK—	Norwegian Krone

MIST-58

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Domestic Bonds & Debt Securities*	$—	$6,096,952	$—	$6,096,952

Loan Participation	—	32,227,293	—	32,227,293
U. S. Government & Agency Obligations	—	27,979,962	—	27,979,962
Common Stocks
Aerospace & Defense	825,731	—	—	825,731
Air Freight & Logistics	—	3,576,865	—	3,576,865
Automobiles	—	3,689,314	—	3,689,314
Beverages	30,943,048	15,547,582	—	46,490,630
Building Products	5,623,410	—	—	5,623,410
Capital Markets	11,031,873	5,634,303	—	16,666,176
Chemicals	—	8,612,660	—	8,612,660
Commercial Banks	16,870,220	12,406,452	—	29,276,672
Communications Equipment	8,310,009	777,168	—	9,087,177
Computers & Peripherals	11,243,736	—	—	11,243,736
Diversified Consumer Services	1,980,683	—	—	1,980,683
Diversified Financial Services	16,959,927	5,007,434	1,059,850	23,027,211
Diversified Telecommunication Services	—	17,978,360	—	17,978,360
Electric Utilities	12,640,187	13,999,601	—	26,639,788
Electrical Equipment	—	3,943,196	—	3,943,196
Electronic Equipment, Instruments & Components	5,340,133	—	—	5,340,133
Energy Equipment & Services	22,076,479	—	—	22,076,479
Food & Staples Retailing	44,698,402	4,350,421	—	49,048,823
Food Products	25,335,207	18,443,708	—	43,778,915
Health Care Equipment & Supplies	7,699,529	—	—	7,699,529
Health Care Providers & Services	22,365,026	—	—	22,365,026
Hotels, Restaurants & Leisure	—	877,965	—	877,965
Household Durables	384,762	—	—	384,762
Independent Power Producers & Energy Traders	6,773,460	—	—	6,773,460
Industrial Conglomerates	6,773,081	24,790,036	—	31,563,117
Insurance	32,386,685	5,199,141	—	37,585,826
Leisure Equipment & Products	11,137,332	—	—	11,137,332
Marine	—	9,135,573	—	9,135,573
Media	35,448,930	—	—	35,448,930
Multi-Utilities	—	3,884,382	—	3,884,382
Office Electronics	13,231,658	—	—	13,231,658
Oil, Gas & Consumable Fuels	24,556,964	5,308,526	—	29,865,490
Paper & Forest Products	32,607,441	—	—	32,607,441
Pharmaceuticals	818,572	7,541,986	—	8,360,558
Real Estate	3,637,443	—	—	3,637,443
Real Estate Investment Trusts (REITs)	5,605,098	3,509,903	—	9,115,001
Real Estate Management & Development	3,820,948	—	—	3,820,948
Semiconductors & Semiconductor Equipment	17,029,581	—	—	17,029,581
Software	21,112,773	5,994,114	—	27,106,887

MIST-59

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

VALUATION INPUTS—(Continued)

Description	Level 1	Level 2	Level 3	Total
Tobacco	$33,293,681	$43,767,556	$—	$77,061,237
Wireless Telecommunication Services	—	12,059,078	—	12,059,078
Total Common Stocks	492,562,009	236,035,324	1,059,850	729,657,183

Total Preferred Stocks*	—	2,040,638	—	2,040,638

Short-Term Investments
Discount Notes	—	33,700,000	—	33,700,000
Mutual Funds	148,165,462	—	—	148,165,462
U.S. Treasuries	—	61,474,047	—	61,474,047
Total Short-Term Investments	148,165,462	95,174,047	—	243,339,509

Total Investments	$640,727,471	$399,554,216	$1,059,850	$1,041,341,537

	Level 1		Level 2		Level 3
	Asset	Liability	Asset	Liability	Asset	Liability	Total
Forward Contracts**	$—	$—	$5,653,031	$(674,419)	$—	$—	$4,978,612

*	See Portfolio of Investments for additional detailed categorizations
**	Derivative instruments such as forwards, futures and swap contracts are valued based on the unrealized appreciation/depreciation on the instrument.

FAS 157 Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2009	Change in Unrealized Appreciation	Balance as of March 31, 2010
CommonStock
Diversified Financial Services	$1,034,000	$25,850	$1,059,850

Total	$1,034,000	$25,850	$1,059,850

MIST-60

Met Investors Series Trust

Met/Franklin Templeton Founding Strategy Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Affiliated Investment Companies—100.0% of Net Assets

Security Description	Shares	Value
Met/Franklin Income Portfolio (Class A) (a)	22,535,743	$233,921,012
Met/Franklin Mutual Shares Portfolio (Class A) (a)	28,224,241	241,035,016
Met/Templeton Growth Portfolio (Class A) (a)	26,765,941	237,949,214

Total Affiliated Investment Companies (Cost $598,383,365)		712,905,242

Total Investments—100.0% (Cost $598,383,365#)		712,905,242
Other assets and liabilities (net)—0.0%		(178,948)

Net Assets—100.0%		$712,726,294

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $114,521,877 and $0 respectively, resulting in a net unrealized appreciation of $114,521,877.
(a)	A Portfolio of Met Investors Series Trust.

MIST-61

Met Investors Series Trust

Met/Franklin Templeton Founding Strategy Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$712,905,242	$—	$—	$712,905,242
Total Investments	$712,905,242	$—	$—	$712,905,242

MIST-62

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—98.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.7%
BE Aerospace, Inc.*	131,875	$4,015,594

Airlines—0.1%
JetBlue Airways Corp.*	61,620	343,840

Auto Components—0.8%
Johnson Controls, Inc.	138,244	4,560,670

Automobiles—1.4%
Harley-Davidson, Inc. (a)	284,090	7,974,406

Beverages—0.9%
Molson Coors Brewing Co. - Class B	120,394	5,063,772

Biotechnology—1.4%
Biogen Idec, Inc.*	139,523	8,003,039

Capital Markets—2.7%
Invesco, Ltd.	456,375	9,999,176
Janus Capital Group, Inc. (a)	251,246	3,590,305
Raymond James Financial, Inc. (a)	45,666	1,221,109

		14,810,590

Chemicals—2.0%
CF Industries Holdings, Inc.	22,870	2,085,287
FMC Corp.	87,288	5,284,416
Huntsman Corp.	309,370	3,727,908

		11,097,611

Commercial & Professional Services—0.9%
Republic Services, Inc.	164,194	4,764,910

Commercial Banks—6.5%
Comerica, Inc.	173,674	6,606,559
Fifth Third Bancorp (a)	594,530	8,079,663
First Horizon National Corp.	381,358	5,358,083
M&T Bank Corp. (a)	52,082	4,134,269
Marshall & Ilsley Corp.	373,508	3,006,739
SunTrust Banks, Inc. (a)	339,630	9,098,688

		36,284,001

Communications Equipment—1.0%
CommScope, Inc.* (a)	205,248	5,751,049

Construction & Engineering—0.5%
Fluor Corp.	55,203	2,567,492

Construction Materials—0.8%
Vulcan Materials Co.	91,612	4,327,751

Consumer Finance—1.6%
SLM Corp.*	688,074	8,614,686

Containers & Packaging—0.6%
Pactiv Corp.*	135,256	3,405,746

Diversified Telecommunication Services—0.7%
CenturyTel, Inc. (a)	101,914	3,613,870

Security Description	Shares	Value

Electric Utilities—5.3%
DPL, Inc.	168,565	$4,583,282
Edison International	196,006	6,697,525
FirstEnergy Corp.	78,873	3,083,146
Great Plains Energy, Inc.	66,730	1,239,176
Northeast Utilities	124,570	3,443,115
NV Energy, Inc.	232,116	2,861,990
Pinnacle West Capital Corp.	43,565	1,643,708
PPL Corp.	204,130	5,656,442

		29,208,384

Electrical Equipment—0.7%
Cooper Industries PLC - Class A	81,643	3,913,965

Electronic Equipment, Instruments & Components—1.1%
Amphenol Corp. - Class A	142,329	6,004,860

Energy Equipment & Services—2.6%
Dril-Quip, Inc.*	135,355	8,234,998
Oceaneering International, Inc.*	30,420	1,931,366
Weatherford International, Ltd.*	262,250	4,159,285

		14,325,649

Food & Staples Retailing—1.7%
BJ’s Wholesale Club, Inc.* (a)	106,475	3,938,510
Safeway, Inc.	222,170	5,523,146

		9,461,656

Food Products—1.0%
Hormel Foods Corp.	35,370	1,485,894
J.M. Smucker Co. (The)	49,415	2,977,748
Sara Lee Corp.	65,800	916,594

		5,380,236

Gas Utilities—1.5%
Questar Corp.	191,953	8,292,370

Health Care Equipment & Supplies—2.3%
C.R. Bard, Inc.	74,784	6,477,790
Hologic, Inc.*	208,540	3,866,332
Kinetic Concepts, Inc.* (a)	55,758	2,665,790

		13,009,912

Health Care Providers & Services—1.5%
Aetna, Inc.	234,338	8,227,607

Hotels, Restaurants & Leisure—0.7%
Penn National Gaming, Inc.* (a)	134,480	3,738,544

Household Durables—2.3%
Newell Rubbermaid, Inc.	526,319	8,000,049
NVR, Inc.* (a)	6,841	4,969,986

		12,970,035

Industrial Conglomerates—0.3%
Textron, Inc. (a)	76,090	1,615,391

MIST-63

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—12.2%
Everest Reinsurance Group, Ltd.	97,349	$7,878,455
Genworth Financial, Inc. - Class A*	319,818	5,865,462
Hartford Financial Services Group, Inc. (The)	349,900	9,944,158
Lincoln National Corp.	101,914	3,128,760
Marsh & McLennan Cos., Inc.	322,019	7,863,704
Principal Financial Group, Inc.	351,340	10,262,641
Progressive Corp. (The)	236,132	4,507,760
W.R. Berkley Corp. (a)	426,606	11,130,150
XL Capital, Ltd. - Class A	377,150	7,128,135

		67,709,225

Internet & Catalog Retail—1.5%
Liberty Media Corp. - Interactive - Class A*	534,448	8,182,399

Internet Software & Services—1.1%
IAC/InterActiveCorp. - Class B*	276,798	6,294,387

Machinery—5.2%
Cummins, Inc.	90,103	5,581,881
Eaton Corp.	128,855	9,763,343
Parker Hannifin Corp.	115,912	7,504,143
Pentair, Inc.	94,600	3,369,652
Snap-on, Inc.	65,426	2,835,563

		29,054,582

Media—3.9%
CBS Corp. - Class B	750,006	10,455,084
DISH Network Corp. - Class A	545,427	11,355,790

		21,810,874

Metals & Mining—2.8%
Cliffs Natural Resources, Inc.	118,808	8,429,428
Steel Dynamics, Inc.	158,150	2,762,880
United States Steel Corp.	70,860	4,501,027

		15,693,335

Multi-Utilities—2.5%
Alliant Energy Corp.	84,141	2,798,530
CMS Energy Corp. (a)	429,053	6,633,159
SCANA Corp.	73,059	2,746,288
Xcel Energy, Inc.	80,132	1,698,798

		13,876,775

Multiline Retail—1.2%
JC Penney Co., Inc.	202,364	6,510,050

Oil, Gas & Consumable Fuels—7.8%
Concho Resources, Inc.*	103,145	5,194,382
Forest Oil Corp.*	180,035	4,648,504
Newfield Exploration Co.*	248,063	12,911,679
Range Resources Corp. (a)	202,403	9,486,629
Whiting Petroleum Corp.*	135,093	10,920,918

		43,162,112

Paper & Forest Products—1.0%
International Paper Co.	215,937	5,314,210

Security Description	Shares	Value

Professional Services—1.1%
Equifax, Inc.	162,690	$5,824,302

Real Estate Investment Trusts (REITs)—6.7%
Alexandria Real Estate Equities, Inc. (a)	84,773	5,730,655
AvalonBay Communities, Inc. (a)	52,326	4,518,350
Boston Properties, Inc.	89,804	6,774,813
Digital Realty Trust, Inc. (a)	122,049	6,615,056
Douglas Emmett, Inc.	225,846	3,471,253
Essex Property Trust, Inc. (a)	47,182	4,244,021
Host Hotels & Resorts, Inc.	404,503	5,925,969

		37,280,117

Road & Rail—1.4%
Kansas City Southern*	109,385	3,956,455
Ryder System, Inc.	101,368	3,929,024

		7,885,479

Semiconductors & Semiconductor Equipment—1.6%
ON Semiconductor Corp.*	798,894	6,391,152
Teradyne, Inc.* (a)	232,373	2,595,606

		8,986,758

Software—1.1%
Parametric Technology Corp.*	331,930	5,991,336

Specialty Retail—1.2%
Abercrombie & Fitch Co. - Class A	43,790	1,998,576
Guess?, Inc.	104,480	4,908,470

		6,907,046

Textiles, Apparel & Luxury Goods—0.9%
Fossil, Inc.*	87,523	3,303,118
Hanesbrands, Inc.*	66,690	1,855,316

		5,158,434

Wireless Telecommunication Services—1.9%
Clearwire Corp. - Class A* (a)	510,041	3,646,793
Sprint Nextel Corp.* (a)	1,758,326	6,681,639

		10,328,432

Total Common Stocks (Cost $468,459,784)		547,317,489

Right—0.0%

Wireless Telecommunication Services—0.0%
Clearwire Corp., expire 6/21/10 0.000% * (Cost—$0)	78,810	14,580

MIST-64

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Short-Term Investments—12.3%

Security Description	Shares/Par Amount	Value

Mutual Funds—10.2%
State Street Navigator Securities Lending Prime Portfolio 0.000% (b)	56,648,354	$56,648,354

Repurchase Agreement—2.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/10 at 0.000% to be repurchased at $11,868,000 on 04/01/10 collateralized by $11,870,000 Federal Home Loan Mortgage Corp. at 4.200% due 12/10/15 with a value of $12,107,400	$11,868,000	11,868,000

Total Short-Term Investments (Cost $68,516,354)		68,516,354
Total Investments—111.0% (Cost $536,976,138#)		615,848,423
Other assets and liabilities (net)—(11.0)%		(61,275,376)

Net Assets—100.0%		$554,573,047

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $87,145,298 and $8,273,013 respectively, resulting in a net unrealized appreciation of $78,872,285.
(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $54,959,126 and the collateral received consisted of cash in the amount of $56,648,354. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

MIST-65

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$547,317,489	$—	$—	$547,317,489

Total Rights*	14,580	—	—	14,580

Short-Term Investments
Mutual Funds	56,648,354	—	—	56,648,354
Repurchase Agreement	—	11,868,000	—	11,868,000
Total Short-Term Investments	56,648,354	11,868,000	—	68,516,354

Total Investments	$603,980,423	$11,868,000	$—	$615,848,423

*	See Portfolio of Investments for additional detailed categorizations

MIST-66

Met Investors Series Trust

Harris Oakmark International Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—96.5% of Net Assets

Security Description	Shares	Value

Australia—3.6%
Brambles, Ltd.	6,913,400	$46,582,500
Foster’s Group, Ltd.	5,837,400	28,244,492

		74,826,992

Canada—2.6%
Cenovus Energy, Inc.	441,700	11,576,957
Thomson Reuters Corp.	1,167,700	42,493,174

		54,070,131

France—10.5%
BNP Paribas S.A.	609,210	46,800,008
LVMH Moet Hennessy Louis Vuitton 1 S.A.	87,000	10,167,980
Publicis Groupe S.A.	1,284,500	55,076,159
Societe Television Francaise S.A. (a)	3,427,100	63,578,978
Sodexo (a)	707,900	42,396,838

		218,019,963

Germany—11.7%
Allianz SE (a)	511,600	64,261,111
Bayerische Motoren Werke (BMW) AG (a)	1,233,800	56,943,370
Daimler AG	1,329,600	62,699,707
SAP AG	1,233,300	59,834,536

		243,738,724

Ireland—2.3%
Bank of Ireland Plc*	10,877,147	23,771,409
Experian Plc	2,405,800	23,662,635

		47,434,044

Israel—0.1%
Orbotech, Ltd.*	265,000	2,869,950

Italy—0.8%
Bulgari S.p.A. (a)	737,000	6,014,934
Luxottica Group S.p.A.	368,100	9,866,735

		15,881,669

Japan—16.5%
Canon, Inc.	886,100	41,003,043
Daiwa Securities Group, Inc. (a)	13,386,700	70,549,807
Honda Motor Co., Ltd. (a)	723,700	25,592,739
Japan Tobacco, Inc.	1,800	6,678,128
Meitec Corp. (a)	432,800	8,486,627
OMRON Corp. (a)	1,514,000	35,188,354
Rohm Co., Ltd.	827,700	61,876,489
Sumitomo Mitsui Financial Group, Inc. (a)	1,126,900	37,106,361
Toyota Motor Corp.	1,401,500	56,405,105

		342,886,653

Mexico—3.7%
Fomento Economico Mexicano, S.A.B de C.V. (ADR)	784,800	37,301,544
Grupo Televisa S.A. (ADR)	1,918,200	40,320,564

		77,622,108

Security Description	Shares	Value

Netherlands—3.3%
Akzo Nobel N.V.	445,400	$25,448,876
Heineken Holding N.V.	770,300	34,336,486
Koninklijke Ahold N.V.	741,900	9,909,530

		69,694,892

South Korea—2.2%
KT&G Corp.	185,700	10,274,863
Samsung Electronics Co., Ltd.	49,400	35,729,883

		46,004,746

Spain—1.0%
Banco Santander S.A.	1,539,000	20,450,563

Sweden—2.4%
Assa Abloy AB - Class B (a)	2,589,700	50,845,248

Switzerland—20.7%
Adecco S.A. (a)	1,084,800	61,719,035
Compagnie Financiere Richemont S.A.	1,544,200	59,947,142
Credit Suisse Group AG	1,419,900	73,110,108
Geberit AG	37,400	6,698,968
Givaudan S.A.	26,500	23,274,629
Kuehne & Nagel International AG	277,800	28,108,917
Nestle S.A.	530,200	27,164,345
Novartis AG	793,100	42,924,951
Swatch Group AG	106,300	33,984,081
Tyco International, Ltd.	264,400	10,113,300
UBS AG*	3,845,747	62,524,826

		429,570,302

United Kingdom—15.1%
BAE Systems Plc	2,240,700	12,655,551
British Sky Broadcasting Group Plc (a)	4,487,700	41,126,284
Diageo Plc	2,733,700	45,988,697
G4S Plc	9,251,000	36,749,990
GlaxoSmithKline Plc	1,918,800	36,839,828
Reed Elsevier Plc	5,621,000	44,993,611
Schroders Plc (a)	1,618,300	34,552,067
Schroders Plc	255,300	4,463,880
Signet Jewelers, Ltd.* (a)	1,748,392	56,542,997

		313,912,905

Total Common Stocks (Cost $1,789,753,437)		2,007,828,890

MIST-67

Met Investors Series Trust

Harris Oakmark International Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Short-Term Investments—8.3%

Security Description	Shares/Par Amount	Value

Mutual Funds—4.8%
State Street Navigator Securities Lending Prime Portfolio (b)	98,885,449	$98,885,449

Repurchase Agreements—3.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/10 at 0.000% to be repurchased at $72,633,000 on 04/01/10 collateralized by $73,905,000 Federal Home Loan Bank at 2.300% due 09/05/13 with a value of $74,089,763.	$72,633,000	72,633,000

Total Short-Term Investments (Cost $171,518,449)		171,518,449

Total Investments—104.8% (Cost $1,961,271,886#)		2,179,347,339
Other assets and liabilities (net)—(4.8)%		(99,174,283)

Net Assets—100.0%		$2,080,173,056

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $280,100,467 and $62,025,014 respectively, resulting in a net unrealized appreciation of $218,075,453.
(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $94,741,494 and the collateral received consisted of cash in the amount of $98,885,449. The cash collateral is invested in a money market fund managed bv an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of March 31, 2010 (Unaudited)

Percent of Net Assets
Media	13.8%
Capital Markets	11.8%
Automobiles	9.7%
Beverages	7.0%
Commercial Banks	6.2%
Textiles, Apparel & Luxury Goods	5.8%
Semiconductors & Semiconductor Equipment	4.7%
Professional Services	4.5%
Commercial & Professional Services	4.0%
Pharmaceuticals	3.8%

Forward Foreign Currency Exchange Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
6/4/2010	State Street Bank and Trust Company	66,000,000	CHF	$62,715,212	$62,393,647	$(321,565)
9/24/2010	State Street Bank and Trust Company	21,500,000	CHF	20,451,547	21,092,907	641,360
10/25/2010	State Street Bank and Trust Company	36,600,000	CHF	34,827,482	36,556,133	1,728,651
9/15/2010	State Street Bank and Trust Company	35,100,000	EUR	47,470,492	51,281,100	3,810,608
10/25/2010	State Street Bank and Trust Company	16,900,000	EUR	22,855,266	25,342,902	2,487,636
9/7/2010	State Street Bank and Trust Company	1,900,000,000	JPY	20,365,290	20,609,611	244,321
11/16/2010	State Street Bank and Trust Company	650,000,000	JPY	6,973,293	7,217,611	244,318
11/29/2010	State Street Bank and Trust Company	1,890,000,000	JPY	20,280,167	21,620,509	1,340,342
3/1/2011	State Street Bank and Trust Company	3,890,000,000	JPY	41,815,748	43,851,738	2,035,990

						$12,211,661

CHF	— Swiss Franc
EUR	— Euro
JPY	— Japanese Yen

MIST-68

Met Investors Series Trust

Harris Oakmark International Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$74,826,992	$—	$74,826,992
Canada	54,070,131	—	—	54,070,131
France	—	218,019,963	—	218,019,963
Germany	—	243,738,724	—	243,738,724
Ireland	—	47,434,044	—	47,434,044
Israel	2,869,950	—	—	2,869,950
Italy	—	15,881,669	—	15,881,669
Japan	—	342,886,653	—	342,886,653
Mexico	77,622,108	—	—	77,622,108
Netherlands	—	69,694,892	—	69,694,892
South Korea	—	46,004,746	—	46,004,746
Spain	—	20,450,563	—	20,450,563
Sweden	—	50,845,248	—	50,845,248
Switzerland	10,113,300	419,457,002	—	429,570,302
United Kingdom	56,542,997	257,369,908	—	313,912,905

Total Common Stocks	201,218,486	1,806,610,404	—	2,007,828,890

Short-Term Investments
Mutual Funds	98,885,449	—	—	98,885,449
Repurchase Agreement	—	72,633,000	—	72,633,000

Total Short-Term Investments	98,885,449	72,633,000	—	171,518,449

Total Investments	$300,103,935	$1,879,243,404	$—	$2,179,347,339

	Level 1		Level 2		Level 3
	Asset	Liability	Asset	Liability	Asset	Liability	Total
Forward Contracts**	$—	$—	$12,533,226	$(321,565)	$—	$—	$12,211,661

**	Derivative instruments such as forwards, futures and swap contracts are valued based on the unrealized appreciation/depreciation on the instrument.

MIST-69

Met Investors Series Trust

Janus Forty Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—96.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.7%
Precision Castparts Corp. (a)	363,325	$46,036,911

Air Freight & Logistics—1.3%
United Parcel Service, Inc. - Class B (a)	360,140	23,196,617

Automobiles—1.1%
Ford Motor Co. (a)	1,438,675	18,084,145

Beverages—4.3%
Anheuser-Busch InBev N.V. (a)	1,477,364	74,581,124

Biotechnology—14.1%
Celgene Corp.* (a)	2,379,342	147,424,030
Gilead Sciences, Inc.*	1,807,890	82,222,837
Vertex Pharmaceuticals, Inc.* (a)	301,870	12,337,427

		241,984,294

Capital Markets—3.7%
Charles Schwab Corp. (The) (a)	1,929,178	36,056,337
Goldman Sachs Group, Inc. (The)	163,100	27,829,753

		63,886,090

Chemicals—2.4%
Israel Chemicals, Ltd.	1,288,727	17,388,236
Monsanto Co.	334,399	23,882,777
Syngenta AG	1	278

		41,271,291

Commercial Banks—1.7%
Standard Chartered Plc	1,063,162	28,986,445

Communications Equipment—10.8%
Cisco Systems, Inc.*	3,856,525	100,385,346
Research In Motion, Ltd.* (a)	1,138,531	84,194,367

		184,579,713

Computers & Peripherals—9.0%
Apple, Inc.*	660,965	155,280,507

Diversified Financial Services—8.7%
Bank of America Corp.	4,125,315	73,636,873
CME Group, Inc. (a)	102,230	32,315,925
JPMorgan Chase & Co.	971,410	43,470,598

		149,423,396

Diversified Telecommunication Services—1.3%
Time Warner Telecom, Inc. - Class A* (a)	1,232,655	22,372,688

Electronic Equipment, Instruments & Components—2.0%
Amphenol Corp. - Class A (a)	373,575	15,761,129
Corning, Inc.	879,030	17,765,197

		33,526,326

Food & Staples Retailing—2.9%
CVS Caremark Corp.	1,358,092	49,651,843

Security Description	Shares	Value

Health Care Equipment & Supplies—2.0%
Alcon, Inc.	213,100	$34,428,436

Household Products—2.0%
Colgate-Palmolive Co. (a)	198,900	16,958,214
Reckitt Benckiser Group Plc	313,764	17,274,459

		34,232,673

Insurance—1.5%
ACE, Ltd. (a)	507,680	26,551,664

Internet Software & Services—5.5%
Google, Inc. - Class A*	106,530	60,403,575
Yahoo!, Inc.*	2,064,165	34,120,648

		94,524,223

Media—3.1%
News Corp. - Class A	3,684,520	53,093,933

Metals & Mining—1.7%
Vale S.A. (ADR) (a)	884,395	28,468,675

Multiline Retail—0.8%
Kohl’s Corp.*	238,060	13,040,927

Oil, Gas & Consumable Fuels—3.8%
BG Group Plc	872,483	15,079,669
Petroleo Brasileiro S.A. (ADR)	1,166,263	49,792,301

		64,871,970

Real Estate Management & Development—0.7%
Hang Lung Properties, Ltd.	3,109,000	12,472,763

Software—5.0%
Oracle Corp.	3,110,335	79,904,506
Salesforce.com, Inc.* (a)	84,752	6,309,787

		86,214,293

Specialty Retail—1.7%
Limited Brands, Inc. (a)	1,176,210	28,958,290

Wireless Telecommunication Services—2.7%
America Movil S.A.B. de C.V. (ADR)	232,085	11,683,159
Crown Castle International Corp.* (a)	903,505	34,540,996

		46,224,155

Total Common Stocks (Cost $1,285,574,262)		1,655,943,392

MIST-70

Met Investors Series Trust

Janus Forty Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Short-Term Investments—9.2%

Security Description	Shares/ Par Amount	Value

Mutual Funds—5.9%
State Street Navigator Securities Lending Prime Portfolio (b)	101,474,817	$101,474,817

Repurchase Agreements—3.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/10 at 0.000% to be repurchased at $32,755,000 on 04/01/10 collateralized by $32,755,000 Federal Home Loan Mortgage Corp. at 4.200% due 12/10/15 with a value of $33,410,100.	$32,755,000	32,755,000
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/10 at 0.000% to be repurchased at $23,949,000 on 04/01/10 collateralized by $22,515,000 Federal Farm Credit Bank at 4.875% due 01/17/17 with a value of $24,428,775.	23,949,000	23,949,000

Total Short-Term Investments (Cost $158,178,817)		158,178,817

Total Investments—105.7% (Cost $1,443,753,079#)		1,814,122,209
Other assets and liabilities (net)—(5.7)%		(98,153,158)

Net Assets—100.0%		$1,715,969,051

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $381,211,710 and $10,842,580 respectively, resulting in a net unrealized appreciation of $370,369,130.
(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $97,145,160 and the collateral received consisted of cash in the amount of $101,474,817. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-71

Met Investors Series Trust

Janus Forty Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$46,036,911	$—	$—	$46,036,911
Air Freight & Logistics	23,196,617	—	—	23,196,617
Automobiles	18,084,145	—	—	18,084,145
Beverages	—	74,581,124	—	74,581,124
Biotechnology	241,984,294	—	—	241,984,294
Capital Markets	63,886,090	—	—	63,886,090
Chemicals	23,882,777	17,388,514	—	41,271,291
Commercial Banks	—	28,986,445	—	28,986,445
Communications Equipment	184,579,713	—	—	184,579,713
Computers & Peripherals	155,280,507	—	—	155,280,507
Diversified Financial Services	149,423,396	—	—	149,423,396
Diversified Telecommunication Services	22,372,688	—	—	22,372,688
Electronic Equipment, Instruments & Components	33,526,326	—	—	33,526,326
Food & Staples Retailing	49,651,843	—	—	49,651,843
Health Care Equipment & Supplies	34,428,436	—	—	34,428,436
Household Products	16,958,214	17,274,459	—	34,232,673
Insurance	26,551,664	—	—	26,551,664
Internet Software & Services	94,524,223	—	—	94,524,223
Media	53,093,933	—	—	53,093,933
Metals & Mining	28,468,675	—	—	28,468,675
Multiline Retail	13,040,927	—	—	13,040,927
Oil, Gas & Consumable Fuels	49,792,301	15,079,669	—	64,871,970
Real Estate Management & Development	—	12,472,763	—	12,472,763
Software	86,214,293	—	—	86,214,293
Specialty Retail	28,958,290	—	—	28,958,290
Wireless Telecommunication Services	46,224,155	—	—	46,224,155

Total Common Stocks	1,490,160,418	165,782,974	—	1,655,943,392

Short-Term Investments
Mutual Funds	101,474,817	—	—	101,474,817
Repurchase Agreements	—	56,704,000	—	56,704,000

Total Short-Term Investments	101,474,817	56,704,000	—	158,178,817

Total Investments	$1,591,635,235	$222,486,974	$—	$1,814,122,209

MIST-72

Met Investors Series Trust

Lazard Mid Cap Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—97.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.7%
Rockwell Collins, Inc.	70,900	$4,437,631

Beverages—1.7%
Molson Coors Brewing Co. - Class B	243,200	10,228,992

Biotechnology—1.7%
Talecris Biotherapeutics Holdings Corp.*	533,300	10,623,336

Capital Markets—4.8%
Ameriprise Financial, Inc.	376,700	17,087,112
Northern Trust Corp.	166,700	9,211,842
TD Ameritrade Holding Corp.* (a)	168,300	3,207,798

		29,506,752

Chemicals—0.8%
Air Products & Chemicals, Inc.	66,400	4,910,280

Commercial & Professional Services—2.9%
Corrections Corp. of America*	437,500	8,688,750
Republic Services, Inc.	327,000	9,489,540

		18,178,290

Commercial Banks—4.2%
City National Corp. (a)	244,700	13,206,459
Fifth Third Bancorp	603,500	8,201,565
KeyCorp	567,200	4,395,800

		25,803,824

Computers & Peripherals —2.1%
Lexmark International, Inc. - Class A*	229,500	8,280,360
NetApp, Inc.*	142,800	4,649,568

		12,929,928

Construction & Engineering —0.8%
Foster Wheeler AG*	172,500	4,681,650

Containers & Packaging—4.3%
Ball Corp.	396,300	21,154,494
Packaging Corp. of America	227,900	5,608,619

		26,763,113

Distributors—1.9%
Genuine Parts Co.	279,800	11,818,752

Diversified Consumer Services —0.5%
Apollo Group, Inc. - Class A*	50,900	3,119,661

Diversified Financial Services —0.7%
NYSE Euronext	151,300	4,479,993

Electric Utilities—3.0%
Allegheny Energy, Inc.	240,400	5,529,200
American Electric Power Co., Inc.	383,900	13,121,702

		18,650,902

Electronic Equipment, Instruments & Components —2.0%
Ingram Micro, Inc. - Class A*	722,100	12,672,855

Security Description	Shares	Value

Energy Equipment & Services —1.4%
Tidewater, Inc. (a)	186,400	$8,811,128

Food Products—4.5%
Campbell Soup Co.	145,100	5,129,285
McCormick & Co., Inc. (a)	298,600	11,454,296
Ralcorp Holdings, Inc.*	164,000	11,115,920

		27,699,501

Gas Utilities—1.5%
Energen Corp.	196,300	9,133,839

Health Care Equipment & Supplies—5.5%
CareFusion Corp.*	349,750	9,243,893
Hospira, Inc.*	152,100	8,616,465
Teleflex, Inc.	169,600	10,866,272
Zimmer Holdings, Inc.*	94,400	5,588,480

		34,315,110

Health Care Providers & Services—0.8%
Omnicare, Inc.	180,200	5,097,858

Hotels, Restaurants & Leisure —2.2%
Burger King Holdings, Inc.	643,500	13,680,810

Household Durables—2.4%
Newell Rubbermaid, Inc.	297,900	4,528,080
Stanley Black & Decker, Inc.	178,300	10,236,203

		14,764,283

Insurance—2.5%
PartnerRe, Ltd.	78,100	6,226,132
RenaissanceRe Holdings, Ltd.	163,700	9,291,612

		15,517,744

Internet Software & Services —0.9%
VeriSign, Inc.*	213,000	5,540,130

IT Services—2.4%
Fidelity National Information Services, Inc.	368,100	8,628,264
NeuStar, Inc. - Class A*	252,200	6,355,440

		14,983,704

Leisure Equipment & Products —3.0%
Mattel, Inc.	812,100	18,467,154

Life Sciences Tools & Services —1.0%
Life Technologies Corp.*	116,739	6,101,948

Machinery—4.6%
Dover Corp.	356,100	16,647,675
Parker Hannifin Corp.	181,000	11,717,940

		28,365,615

Media—2.5%
Cablevision Systems Corp. - Class A	181,600	4,383,824
Viacom, Inc. - Class B*	314,500	10,812,510

		15,196,334

MIST-73

Met Investors Series Trust

Lazard Mid Cap Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—3.6%
Cliffs Natural Resources, Inc.	62,800	$4,455,660
Compass Minerals International, Inc.	128,500	10,309,555
Nucor Corp.	163,100	7,401,478

		22,166,693

Multiline Retail—4.6%
Family Dollar Stores, Inc. (a)	452,600	16,569,686
JC Penney Co., Inc.	372,200	11,973,674

		28,543,360

Oil, Gas & Consumable Fuels —5.8%
Arch Coal, Inc. (a)	149,500	3,416,075
Holly Corp. (a)	380,700	10,625,337
Massey Energy Co. (a)	132,150	6,910,123
Valero Energy Corp.	201,100	3,961,670
Williams Cos., Inc. (The)	470,900	10,877,790

		35,790,995

Personal Products—0.9%
Avon Products, Inc.	173,800	5,886,606

Pharmaceuticals—1.3%
Warner Chilcott Plc - Class A* (a)	318,600	8,140,230

Real Estate Investment Trusts (REITs)—3.1%
Public Storage	86,700	7,975,533
Tanger Factory Outlet Centers, Inc. (a)	89,100	3,845,556
UDR, Inc. (a)	420,600	7,419,384

		19,240,473

Real Estate Management & Development—1.4%
St. Joe Co. (The)* (a)	264,700	8,563,045

Semiconductors & Semiconductor Equipment—1.8%
Analog Devices, Inc.	395,800	11,406,956

Software—4.6%
BMC Software, Inc.*	204,500	7,771,000
Intuit, Inc.*	280,900	9,646,106
Symantec Corp.*	661,100	11,185,812

		28,602,918

Specialty Retail—2.7%
American Eagle Outfitters, Inc.	414,700	7,680,244
AutoZone, Inc.*	53,800	9,312,242

		16,992,486

Total Common Stocks (Cost $492,043,599)		601,814,879

Preferred Stock—0.6%

Automobiles—0.6%
Better Place LLC* (Cost—$3,539,700)	1,179,900	3,539,700

Short-Term Investments—14.1%
Security Description	Shares/Par Amount	Value

Mutual Funds—11.3%
State Street Navigator Securities Lending Prime Portfolio (b)	69,910,296	$69,910,296

Repurchase Agreement—2.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/10 at 0.000% to be repurchased at $17,266,000 on 04/01/10 collateralized by $17,570,000 Federal Home Loan Bank at 2.300% due 09/05/13 with a value of $17,613,925.	$17,266,000	17,266,000

Total Short-Term Investments (Cost $87,176,296)		87,176,296

Total Investments—111.8% (Cost $582,759,595#)		692,530,875
Other assets and liabilities (net)—(11.8)%		(73,111,585)

Net Assets—100.0%		$619,419,290

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $113,423,799 and $3,652,519 respectively, resulting in a net unrealized appreciation of $109,771,280.
(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $68,207,846 and the collateral received consisted of cash in the amount of $69,910,296 and non-cash collateral with a value of $230,344. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of collateral received from securities lending transactions.

MIST-74

Met Investors Series Trust

Lazard Mid Cap Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$601,814,879	$—	$—	$601,814,879

Preferred Stock*	3,539,700	—	—	3,539,700
Short-Term Investments
Mutual Funds	69,910,296	—	—	69,910,296
Repurchase Agreement	—	17,266,000	—	17,266,000
Total Short-Term Investments	69,910,296	17,266,000	—	87,176,296

Total Investments	$675,264,875	$17,266,000	$—	$692,530,875

*	See Portfolio of Investments for additional detailed categorizations.

MIST-75

Met Investors Series Trust

Legg Mason Partners Aggressive Growth Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—97.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.6%
L-3 Communications Holdings, Inc.	269,000	$24,648,470

Biotechnology—19.6%
Amgen, Inc.*	701,700	41,933,592
Biogen Idec, Inc.*	803,500	46,088,760
Genzyme Corp.*	665,430	34,489,237
Isis Pharmaceuticals, Inc.* (a)	90,435	987,550
Vertex Pharmaceuticals, Inc.* (a)	216,700	8,856,529

		132,355,668

Communications Equipment—1.0%
Arris Group, Inc.*	122,915	1,476,209
Nokia Oyj (ADR) (a)	325,700	5,061,378

		6,537,587

Computers & Peripherals—4.3%
SanDisk Corp.*	472,690	16,369,255
Seagate Technology*	688,600	12,573,836

		28,943,091

Construction & Engineering—0.5%
Fluor Corp.	72,610	3,377,091

Electronic Equipment, Instruments & Components—2.1%
Dolby Laboratories, Inc. - Class A* (a)	50,000	2,933,500
Tyco Electronics, Ltd.	415,825	11,426,871

		14,360,371

Energy Equipment & Services—8.8%
Core Laboratories N.V. (a)	100,000	13,080,000
National-Oilwell Varco, Inc.	259,678	10,537,733
Weatherford International, Ltd.*	2,268,400	35,976,824

		59,594,557

Health Care Equipment & Supplies—3.0%
Covidien Plc	402,925	20,259,069

Health Care Providers & Services—7.7%
UnitedHealth Group, Inc.	1,589,300	51,922,431

Industrial Conglomerates—2.4%
Tyco International, Ltd.	423,325	16,192,181

Internet & Catalog Retail—1.1%
Liberty Media Corp. - Interactive - Class A*	480,800	7,361,048

Machinery—1.7%
Pall Corp.	290,200	11,750,198

Media—14.2%
Cablevision Systems Corp. - Class A	1,122,600	27,099,564
CBS Corp.	79,400	1,106,836
Comcast Corp. - Class A	159,000	2,992,380
Comcast Corp. - Special Class A	1,761,300	31,650,561
DIRECTV - Class A*	444,975	15,044,605
Liberty Global, Inc.* (a)	52,900	1,542,564
Liberty Media Corp. - Capital, Series A*	146,600	5,331,842

Security Description	Shares	Value

Media—(Continued)
Liberty Media-Starz, Series A*	44,490	$2,432,713
Madison Square Garden, Inc. - Class A*	280,650	6,098,525
Viacom, Inc. - Class B*	79,600	2,736,648

		96,036,238

Metals & Mining—1.7%
Freeport-McMoRan Copper & Gold, Inc. (a)	93,700	7,827,698
Nucor Corp.	81,600	3,703,008

		11,530,706

Oil, Gas & Consumable Fuels—10.7%
Anadarko Petroleum Corp.	989,160	72,040,523

Pharmaceuticals—8.4%
BioMimetic Therapeutics, Inc.* (a)	145,000	1,906,750
Forest Laboratories, Inc.*	1,146,800	35,963,648
Teva Pharmaceutical Industries, Ltd. (ADR)	84,100	5,305,028
Valeant Pharmaceuticals International*	325,100	13,950,041

		57,125,467

Semiconductors & Semiconductor Equipment—5.9%
Broadcom Corp. - Class A	582,700	19,333,986
Cirrus Logic, Inc.* (a)	291,400	2,444,846
Cree, Inc.* (a)	135,300	9,500,766
DSP Group, Inc.*	106,400	886,312
Intel Corp.	347,500	7,735,350

		39,901,260

Software—0.8%
Autodesk, Inc.*	179,700	5,286,774

Specialty Retail—0.1%
Charming Shoppes, Inc.* (a)	177,100	966,966

Total Common Stocks (Cost $641,319,729)		660,189,696

Affiliated Investment Company—1.2%
PowerShares QQQ (a) (Cost—$4,931,928)	170,000	8,190,600

Short-Term Investments—4.7%

Mutual Funds—3.5%
State Street Navigator Securities Lending Prime Portfolio (b)	23,716,945	23,716,945

MIST-76

Met Investors Series Trust

Legg Mason Partners Aggressive Growth Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount	Value

Repurchase Agreement—1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/10 at 0.000% to be repurchased at $8,092,000 on 04/01/10 collateralized by $8,135,000 Federal National Mortgage Association at 3.000% due 05/12/14 with a value of $8,257,025.	$8,092,000	$8,092,000

Total Short-Term Investments (Cost $31,808,945)		31,808,945

Total Investments—103.5% (Cost $678,060,602#)		700,189,241
Other assets and liabilities (net)—(3.5)%		(23,583,559)

Net Assets—100.0%		$676,605,682

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $109,606,326 and $87,477,687 respectively, resulting in a net unrealized appreciation of $22,128,639.
(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $23,125,361 and the collateral received consisted of cash in the amount of $23,716,945. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-77

Met Investors Series Trust

Legg Mason Partners Aggressive Growth Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$660,189,696	$—	$—	$660,189,696

Affiliated Investment Company	8,190,600	—	—	8,190,600

Short-Term Investments
Mutual Funds	23,716,945	—	—	23,716,945
Repurchase Agreement	—	8,092,000	—	8,092,000

Total Short-Term Investments	23,716,945	8,092,000	—	31,808,945

Total Investments	$692,097,241	$8,092,000	$—	$700,189,241

*	See Portfolio of Investments for additional detailed categorizations.

MIST-78

Met Investors Series Trust

Legg Mason Value Equity Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—98.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.8%
Boeing Co. (The)	19,500	$1,415,895

Beverages—0.6%
PepsiCo, Inc.	16,000	1,058,560

Biotechnology—4.2%
Amgen, Inc.*	72,500	4,332,600
Genzyme Corp.*	56,100	2,907,663

		7,240,263

Capital Markets—5.5%
Goldman Sachs Group, Inc. (The)	26,200	4,470,506
State Street Corp.	111,600	5,037,624

		9,508,130

Commercial Banks—2.4%
Wells Fargo & Co.	136,600	4,250,992

Communications Equipment—4.5%
Cisco Systems, Inc.*	211,800	5,513,154
QUALCOMM, Inc.	55,200	2,317,848

		7,831,002

Computers & Peripherals—7.4%
EMC Corp.*	112,700	2,033,108
Hewlett-Packard Co.	102,900	5,469,135
International Business Machines Corp.	41,716	5,350,077

		12,852,320

Consumer Finance—4.6%
American Express Co.	60,600	2,500,356
Capital One Financial Corp.	133,386	5,523,514

		8,023,870

Diversified Consumer Services—1.6%
Apollo Group, Inc. - Class A*	45,200	2,770,308

Diversified Financial Services—8.2%
Bank of America Corp.	254,900	4,549,965
Citigroup, Inc.*	405,700	1,643,085
JPMorgan Chase & Co.	94,006	4,206,769
NYSE Euronext	131,600	3,896,676

		14,296,495

Health Care Equipment & Supplies—0.9%
Medtronic, Inc.	36,300	1,634,589

Health Care Providers & Services—5.7%
Aetna, Inc.	176,266	6,188,699
UnitedHealth Group, Inc.*	116,441	3,804,128

		9,992,827

Hotels, Restaurants & Leisure—1.4%
Yum! Brands, Inc.	62,600	2,399,458

Security Description	Shares	Value

Independent Power Producers & Energy Traders—6.3%
AES Corp. (The)*	999,200	$10,991,200

Industrial Conglomerates—1.9%
General Electric Co.	186,300	3,390,660

Insurance—7.2%
Aflac, Inc.	131,300	7,128,277
Allstate Corp. (The)	71,700	2,316,627
Prudential Financial, Inc.	51,000	3,085,500

		12,530,404

Internet & Catalog Retail—2.8%
Amazon.com, Inc.* (a)	36,539	4,959,438

Internet Software & Services—7.9%
eBay, Inc.*	226,800	6,112,260
Google, Inc. - Class A*	6,750	3,827,318
Yahoo!, Inc.*	235,700	3,896,121

		13,835,699

Leisure Equipment & Products—2.2%
Eastman Kodak Co.* (a)	664,105	3,845,168

Media—5.6%
DIRECTV - Class A*	78,100	2,640,561
Time Warner Cable, Inc.	41,653	2,220,521
Time Warner, Inc.	158,100	4,943,787

		9,804,869

Metals & Mining—0.8%
Nucor Corp.	31,700	1,438,546

Multiline Retail—5.6%
JC Penney Co., Inc.	107,173	3,447,755
Sears Holdings Corp.* (a)	57,900	6,278,097

		9,725,852

Oil, Gas & Consumable Fuels—1.1%
ConocoPhillips Co.	35,800	1,831,886

Pharmaceuticals—1.6%
Merck & Co., Inc.	72,600	2,711,610

Semiconductors & Semiconductor Equipment—2.8%
Texas Instruments, Inc.	196,328	4,804,146

Software—4.8%
CA, Inc.	222,750	5,227,943
Microsoft Corp.	107,700	3,152,379

		8,380,322

Total Common Stocks (Cost $118,499,571)		171,524,509

MIST-79

Met Investors Series Trust

Legg Mason Value Equity Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Short-Term Investments —6.3%

Security Description	Shares/Par Amount	Value

Mutual Funds—4.7%
State Street Navigator Securities Lending Prime Portfolio (b)	8,165,648	$8,165,648

Repurchase Agreement—1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/10 at 0.000% to be repurchased at $2,829,000 on 04/01/10 collateralized by $2,880,000 Federal Home Loan Bank at 2.300% due 09/05/13 with a value of $2,887,200.	$2,829,000	2,829,000

Total Short-Term Investments (Cost $10,994,648)		10,994,648

Total Investments—104.7% (Cost $129,494,219#)		182,519,157
Other assets and liabilities (net)—(4.7)%		(8,237,768)

Net Assets—100.0%		$174,281,389

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $53,197,730 and $172,792 respectively, resulting in a net unrealized appreciation of $53,024,938.
(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $7,925,332 and the collateral received consisted of cash in the amount of $8,165,648. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

MIST-80

Met Investors Series Trust

Legg Mason Value Equity Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$171,524,509	$—	$—	$171,524,509

Short-Term Investments
Mutual Funds	8,165,648	—	—	8,165,648
Repurchase Agreement	—	2,829,000	—	2,829,000

Total Short-Term Investments	8,165,648	2,829,000	—	10,994,648

Total Investments	$179,690,157	$2,829,000	$—	$182,519,157

*	See Portfolio of Investments for additional detailed categorizations

MIST-81

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Municipals—0.1% of Net Assets

Security Description	Par Amount	Value

Virginia—0.1%
Tobacco Settlement Financing Corp. 6.706%, due 06/01/46 (Cost—$1,364,693)	$1,365,000	$994,020

Asset-Backed Securities—0.2%
Citibank Credit Card Issuance Trust 5.375%, due 04/10/13 (i)	600,000	830,600
MBNA Credit Card Master Note 4.150%, due 04/19/10 (i)	665,000	900,399

Total Asset-Backed Securities (Cost $1,680,875)		1,730,999

Domestic Bonds & Debt Securities—26.7%

Aerospace & Defense—0.1%
Finmeccanica SpA 4.875%, due 03/24/25 (i)	750,000	1,023,266

Agriculture—0.1%
Embraer Overseas, Ltd. 6.375%, due 01/24/17 (a)	870,000	902,625

Airlines—0.5%
Delta Air Lines, Inc.
8.954%, due 08/10/14	1,734,026	1,629,985
8.021%, due 08/10/22	1,794,372	1,622,130

		3,252,115

Auto Components—0.1%
Goodyear Tire & Rubber Co. 7.000%, due 03/15/28	1,228,000	1,065,290

Automobiles—0.8%
Ford Motor Co. 6.625%, due 10/01/28	5,610,000	4,740,450
7.450%, due 07/16/31 (a)	1,400,000	1,330,000

		6,070,450

Beverages—0.1%
Anheuser-Busch InBev Worldwide, Inc. 7.750%, due 01/15/19 (144A) (b)	900,000	1,072,205

Building Products—0.5%
Lafarge S.A. 6.300%, due 11/15/16	195,000	175,500
6.500%, due 12/01/16	90,000	95,377
5.375%, due 06/26/17 (i)	350,000	486,947
9.500%, due 01/15/18	1,495,000	1,519,294
4.750%, due 03/23/20 (i)	275,000	357,403
Owens Corning, Inc. 7.000%, due 12/01/36	140,000	137,578
USG Corp. Voto-Votorantim, Ltd. 6.750%, due 04/05/21 (144A) (b)	600,000	595,500

		3,367,599

Security Description	Par Amount	Value

Capital Markets—1.1%
Goldman Sachs Group, Inc. (The) 1.011%, due 05/23/16 (c) (i)	$1,650,000	$2,065,715
6.875%, due 01/18/38 (r)	500,000	835,965
Jefferies Group, Inc. 8.500%, due 07/15/19	2,150,000	2,388,983
Morgan Stanley 5.375%, due 11/14/13 (r)	1,110,000	1,785,480
Nomura Holdings, Inc. 6.700%, due 03/04/20	455,000	473,060

		7,549,203

Chemicals—0.2%
Hercules, Inc. 6.500%, due 06/30/29	10,000	8,050
Incitec Pivot Finance LLC 6.000%, due 12/10/19 (144A) (b)	290,000	293,621
LPG International, Inc. 7.250%, due 12/20/15	400,000	441,000
Mexichem S.A.B. de C.V. 8.750%, due 11/06/19 (144A) (b)	400,000	439,783

		1,182,454

Commercial & Professional Services—0.1%
United Rentals North America, Inc. 7.750%, due 11/15/13 (a)	410,000	393,600
7.000%, due 02/15/14	590,000	548,700

		942,300

Commercial Banks—1.5%
Banco Santander Brasil S.A. 4.500%, due 04/06/15 (144A) (b)	900,000	900,000
Barclays Financial LLC 4.060%, due 09/16/10 (144A) (b) (t)	1,240,000,000	1,098,089
Canara Bank (London Branch) 6.365%, due 11/28/21 (c)	1,700,000	1,712,750
Export-Import Bank of Korea 8.125%, due 01/21/14	1,000,000	1,161,076
ICICI Bank, Ltd. 6.375%, due 04/30/22 (144A) (b) (c)	1,955,000	1,845,811
International Bank for Reconstruction & Development (The), Series GDIF
2.300%, due 02/26/13 (t)	2,200,000,000	1,913,103
Standard Chartered Bank 5.875%, due 09/26/17 (i)	750,000	1,109,766
Wells Fargo & Co. 4.625%, due 11/02/35 (r)	515,000	699,265

		10,439,860

Communications Equipment—0.1%
Motorola, Inc. 6.500%, due 09/01/25 - 11/15/28	305,000	288,197
6.625%, due 11/15/37 (a)	355,000	334,187
5.220%, due 10/01/97	170,000	116,962

		739,346

MIST-82

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Consumer Finance—2.4%
Caterpillar Financial Services Corp. 6.125%, due 02/17/14	$1,835,000	$2,069,744
Ford Motor Credit Co. LLC 9.750%, due 09/15/10 (a)	160,000	163,854
8.625%, due 11/01/10	2,070,000	2,120,531
7.250%, due 10/25/11	155,000	160,312
7.500%, due 08/01/12	205,000	212,386
7.000%, due 10/01/13	7,160,000	7,414,402
8.000%, due 12/15/16	500,000	527,493
GMAC, Inc. 7.250%, due 03/02/11	303,000	309,817
6.875%, due 09/15/11	82,000	83,743
6.000%, due 12/15/11	1,167,000	1,181,587
7.000%, due 02/01/12	281,000	288,728
6.625%, due 05/15/12	563,000	574,260
6.875%, due 08/28/12 (a)	227,000	231,256
7.500%, due 12/31/13	191,000	196,253
8.000%, due 12/31/18 (a)	448,000	445,760
8.000%, due 11/01/31	736,000	702,880
Series 8 6.750%, due 12/01/14	675,000	678,375

		17,361,381

Containers & Packaging—0.1%
OI European Group B.V. 6.875%, due 03/31/17 (144A) (b) (i)	100,000	137,955
Owens Brockway Glass Container, Inc. 6.750%, due 12/01/14 (i)	300,000	417,922
Rexam Plc, Series EMTN 4.375%, due 03/15/13 (i)	300,000	420,380

		976,257

Distributors—0.2%
Marfrig Overseas, Ltd. 9.625%, due 11/16/16 (144A) (a) (b)	1,380,000	1,462,800

Diversified Financial Services—2.0%
Bank of America Corp. 4.750%, due 05/06/19 (c) (i)	750,000	998,915
CIT Group, Inc.
7.000%, due 05/01/13 - 05/01/15 (a)	1,039,829	988,813
7.000%, due 05/01/16 - 05/01/17	1,559,745	1,442,764
Fibria Overseas Finance, Ltd. 9.250%, due 10/30/19 (144A) (b)	200,000	228,904
General Electric Capital Corp.
1.000%, due 03/21/12 (l)	30,000,000	319,292
4.875%, due 03/04/15	2,105,000	2,214,393
5.625%, due 05/01/18	120,000	125,605
5.875%, due 01/14/38	300,000	286,173
Level 3 Financing, Inc.
9.250%, due 11/01/14	50,000	49,000
8.750%, due 02/15/17	55,000	50,600
SLM Corp.
4.500%, due 07/26/10	15,000	15,070
5.400%, due 10/25/11	80,000	80,780
5.125%, due 08/27/12	95,000	94,443
5.375%, due 01/15/13 - 05/15/14	595,000	574,948
5.000%, due 10/01/13 - 06/15/18	3,635,000	3,317,765

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
5.050%, due 11/14/14	$790,000	$731,787
8.450%, due 06/15/18	1,775,000	1,797,793
5.625%, due 08/01/33	1,340,000	1,036,935

		14,353,980

Diversified Telecommunication Services—2.2%
Axtel S.A.B. de C.V.
7.625%, due 02/01/17 (144A) (b)	940,000	942,350
9.000%, due 09/22/19 (144A) (b)	720,000	738,000
Bell Canada 6.100%, due 03/16/35 (144A) (b) (g)	750,000	740,489
GTE Corp. 6.940%, due 04/15/28	55,000	57,894
Level 3 Communications, Inc. 3.500%, due 06/15/12	1,320,000	1,222,650
New England Telephone and Telegraph Co. 7.875%, due 11/15/29	415,000	456,096
Qtel International Finance, Ltd. 7.875%, due 06/10/19 (144A) (b)	300,000	348,724
Qwest Capital Funding, Inc.
6.500%, due 11/15/18	870,000	817,800
7.625%, due 08/03/21	1,070,000	1,053,950
6.875%, due 07/15/28	835,000	751,500
7.750%, due 02/15/31	1,445,000	1,379,975
Qwest Corp. 6.875%, due 09/15/33	970,000	940,900
SK Broadband Co., Ltd. 7.000%, due 02/01/12 (144A) (b)	2,300,000	2,435,240
Sprint Capital Corp.
6.900%, due 05/01/19	1,015,000	933,800
6.875%, due 11/15/28	970,000	785,700
8.750%, due 03/15/32	350,000	326,375
Telecom Italia Capital S.A.
4.950%, due 09/30/14	310,000	318,326
6.000%, due 09/30/34	350,000	311,434
Telecom Italia S.p.A. 5.375%, due 01/29/19 (i)	100,000	140,671
Telefonica Emisiones SAU 4.375%, due 02/02/16 (i)	240,000	341,333
Verizon Maryland, Inc. 5.125%, due 06/15/33	130,000	106,160
Virgin Media Secured Finance Plc 7.000%, due 01/15/18 (144A) (b) (r)	200,000	310,103

		15,459,470

Electric Utilities—1.0%
Abu Dhabi National Energy Co.
7.250%, due 08/01/18 (144A) (b)	1,070,000	1,156,978
6.500%, due 10/27/36 (144A) (b)	1,300,000	1,222,450
Empresas Publicas de Medellin ESP 7.625%, due 07/29/19 (144A) (b)	400,000	444,000
Exelon Corp. 4.900%, due 06/15/15	2,750,000	2,869,427
Korea Hydro & Nuclear Power Co., Ltd. 6.250%, due 06/17/14 (144A) (b)	700,000	768,473
Majapahit Holding B.V. 8.000%, due 08/07/19 (144A)(b)	400,000	441,500

MIST-83

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Electric Utilities—(Continued)
7.750%, due 01/20/20 (144A) (b)	$200,000	$218,000
Ohio Edison Co. 6.875%, due 07/15/36	320,000	348,679

		7,469,507

Food Products—0.7%
Albertson’s, Inc. 7.450%, due 08/01/29	5,470,000	4,649,500

Gas Utilities—0.2%
Korea Gas Corp. 6.000%, due 07/15/14 (144A) (b)	500,000	544,847
Transportadora de Gas del Sur S.A. 7.875%, due 05/14/17 (144A) (b)	865,000	824,994

		1,369,841

Health Care Providers & Services—2.2%
DASA Finance Corp. 8.750%, due 05/29/18 (144A) (b)	1,030,000	1,107,250
HCA, Inc. 8.750%, due 11/01/10 (r)	375,000	582,866
6.300%, due 10/01/12	1,105,000	1,109,144
6.750%, due 07/15/13	100,000	100,500
6.250%, due 02/15/13	260,000	259,350
5.750%, due 03/15/14	195,000	185,006
6.375%, due 01/15/15	345,000	329,475
7.190%, due 11/15/15	1,150,000	1,089,625
6.500%, due 12/15/16	2,185,000	2,083,944
7.500%, due 12/15/23 - 11/06/33	5,375,000	4,717,300
8.360%, due 04/15/24	1,025,000	976,312
7.690%, due 06/15/25	755,000	702,150
7.580%, due 09/15/25	625,000	568,750
7.050%, due 12/01/27	80,000	68,800
7.750%, due 07/15/36	1,420,000	1,256,700
Tenet Healthcare Corp. 6.875%, due 11/15/31	910,000	746,200
7.375%, due 02/01/13	45,000	45,675

		15,929,047

Homebuilders—0.1%
Corp. GEO S.A.B de C.V. 8.875%, due 09/25/14 (144A) (b)	400,000	431,000
Urbi, Desarrollos Urbanos, S.A. de C.V. 9.500%, due 01/21/20 (144A) (b)	475,000	516,562

		947,562

Household Durables—1.5%
Desarrolladora Homex S.A. de C.V. 7.500%, due 09/28/15 (a)	985,000	1,004,700
K. Hovnanian Enterprises, Inc. 8.875%, due 04/01/12	150,000	139,125
7.750%, due 05/15/13	30,000	26,250
6.375%, due 12/15/14	170,000	137,275
6.250%, due 01/15/15 - 01/15/16	1,810,000	1,413,350
7.500%, due 05/15/16	15,000	11,850
Lennar Corp. 5.500%, due 09/01/14	195,000	189,150

Security Description	Par Amount	Value

Household Durables—(Continued)
5.600%, due 05/31/15 (a)	$4,405,000	$4,206,775
6.500%, due 04/15/16	535,000	518,281
Pulte Homes, Inc. 5.200%, due 02/15/15	33,000	31,804
6.375%, due 05/15/33	1,580,000	1,271,900
6.000%, due 02/15/35	1,925,000	1,501,500

		10,451,960

Independent Power Producers & Energy Traders—0.1%
Listrindo Capital B.V. 9.250%, due 01/29/15 (144A) (b)	400,000	433,886

Industrial Conglomerates—1.0%
Borden, Inc. 8.375%, due 04/15/16	3,030,000	2,530,050
9.200%, due 03/15/21	1,910,000	1,547,100
7.875%, due 02/15/23	899,000	642,785
Hutchison Whampoa International 09, Ltd. 7.625%, due 04/09/19 (144A) (b)	400,000	468,028
Textron, Inc. 3.875%, due 03/11/13 (i)	650,000	889,190
Wendel 4.875%, due 05/26/16 (i)	750,000	900,424
4.375%, due 08/09/17 (i)	450,000	505,159

		7,482,736

Machinery—0.1%
Cummins, Inc. 6.750%, due 02/15/27	509,000	487,019

Media—0.5%
Bertelsmann AG 4.750%, due 09/26/16 (i)	450,000	624,178
Corus Entertainment, Inc. 7.250%, due 02/10/17 (144A) (g) (b)	440,000	439,610
Net Servicos de Comunicacao S.A. 7.500%, due 01/27/20 (144A) (b)	200,000	212,000
News America, Inc. 6.150%, due 03/01/37	305,000	301,617
Shaw Communications, Inc. 5.650%, due 10/01/19 (g)	250,000	253,392
Time Warner Cable, Inc. 5.850%, due 05/01/17	435,000	466,453
6.750%, due 07/01/18	505,000	565,172
WPP Plc 6.000%, due 04/04/17 (r)	250,000	398,210

		3,260,632

Metals & Mining—0.7%
Gerdau Holdings, Inc. 7.000%, due 01/20/20 (144A) (b)	400,000	424,043
Prime Dig Pte, Ltd. 11.750%, due 11/03/14 (144A) (b)	600,000	652,500
Ranhill Labuan, Ltd. 12.500%, due 10/26/11 (144A) (b)	1,230,000	1,137,750
United States Steel Corp. 6.650%, due 06/01/37	2,080,000	1,799,200

MIST-84

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Metals & Mining—(Continued)
Vale Overseas, Ltd. 6.875%, due 11/21/36	$1,044,000	$1,082,680

		5,096,173

Multiline Retail—0.5%
JC Penney Corp., Inc. 5.750%, due 02/15/18	230,000	231,437
6.375%, due 10/15/36	3,180,000	2,977,275
7.625%, due 03/01/97	250,000	227,500

		3,436,212

Office Electronics—0.7%
Xerox Capital Trust I 8.000%, due 02/01/27	3,596,000	3,528,082
Xerox Corp. 6.750%, due 02/01/17	1,240,000	1,370,911
6.350%, due 05/15/18	212,000	230,020

		5,129,013

Oil & Gas Exploration & Production—0.3%
Petroleos Mexicanos 8.000%, due 05/03/19	1,000,000	1,177,500
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.500%, due 09/30/14 (144A) (b)	750,000	808,726

		1,986,226

Oil, Gas & Consumable Fuels—1.0%
Adaro Indonesia PT 7.625%, due 10/22/19 (144A) (b)	400,000	417,520
Chesapeake Energy Corp. 6.500%, due 08/15/17	155,000	150,738
6.875%, due 11/15/20	600,000	586,500
Colorado Interstate Gas Co. 6.800%, due 11/15/15	5,000	5,607
Ecopetrol S.A. 7.625%, due 07/23/19	400,000	446,567
El Paso Corp. 6.950%, due 06/01/28	5,000	4,541
Hilcorp Energy I LP/Hilcorp Finance Co. 7.750%, due 11/01/15 (144A) (b)	850,000	843,625
NGC Corp. Capital Trust, Series B 8.316%, due 06/01/27	540,000	283,500
Noble Group, Ltd.
8.500%, due 05/30/13 (144A) (b)	300,000	337,596
6.750%, due 01/29/20 (144A) (b)	300,000	312,750
Pacific Rubiales Energy Corp. 8.750%, due 11/10/16 (144A) (b)	200,000	218,158
Petrobras International Finance Co. 6.875%, due 01/20/40	810,000	842,698
TXU Corp.
5.550%, due 11/15/14	630,000	463,050
6.500%, due 11/15/24	1,620,000	850,500
6.550%, due 11/15/34	120,000	62,400
Valero Energy Corp. 6.625%, due 06/15/37	1,396,000	1,331,730

		7,157,480

Security Description	Par Amount	Value

Paper & Forest Products—1.0%
Celulosa Arauco y Constitucion S.A. 7.250%, due 07/29/19	$300,000	$323,473
Georgia-Pacific Corp.
8.000%, due 01/15/24	2,300,000	2,449,500
7.375%, due 12/01/25	415,000	415,000
7.250%, due 06/01/28	120,000	119,400
7.750%, due 11/15/29	1,995,000	2,004,975
8.875%, due 05/15/31	1,630,000	1,776,700

		7,089,048

Real Estate Investment Trusts (REITs)—0.8%
Highwoods Properties, Inc. 5.850%, due 03/15/17	1,445,000	1,383,100
iStar Financial, Inc.
5.650%, due 09/15/11	180,000	166,050
5.500%, due 06/15/12 (a)	115,000	100,769
8.625%, due 06/01/13	3,255,000	2,815,575
5.950%, due 10/15/13	955,000	773,550
5.700%, due 03/01/14	125,000	100,625
6.050%, due 04/15/15	40,000	30,400
5.875%, due 03/15/16	40,000	30,400

		5,400,469

Road & Rail—0.2%
DP World, Ltd. 6.850%, due 07/02/37 (144A) (b)	1,300,000	1,122,611

Semiconductors & Semiconductor Equipment—0.0%
Amkor Technology, Inc. 7.750%, due 05/15/13	105,000	106,181

Specialty Retail—0.8%
Edcon Proprietary, Ltd.
3.900%, due 06/15/14 (144A) (b) (c) (i)	870,000	908,981
3.900%, due 06/15/14 (c) (i)	610,000	637,331
Toys R Us, Inc.
7.875%, due 04/15/13	565,000	581,950
7.375%, due 10/15/18	3,615,000	3,488,475

		5,616,737

Thrifts & Mortgage Finance—0.1%
Odebrecht Finance, Ltd. 7.000%, due 04/21/20 (144A) (b)	400,000	409,119

Tobacco—0.2%
Imperial Tobacco Finance Plc 4.375%, due 11/22/13 (i)	550,000	779,147
Reynolds American, Inc.
6.750%, due 06/15/17	510,000	547,034
7.250%, due 06/15/37	125,000	127,606

		1,453,787

Transportation Infrastructure—0.1%
Atlantia S.p.A., Series EMTN 5.625%, due 05/06/16 (i)	300,000	449,445

MIST-85

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Water Utilities—0.1%
Veolia Environnement 5.125%, due 05/24/22 (i)	$565,000	$815,171

Wireless Telecommunication Services—0.7%
America Movil S.A.B de C.V. 3.625%, due 03/30/15 (144A) (b)	500,000	504,196
Nextel Communications, Inc.
6.875%, due 10/31/13	477,000	467,460
7.375%, due 08/01/15	2,125,000	2,029,375
Series F 5.950%, 03/15/14	754,000	706,875
SK Telecom Co., Ltd. 6.625%, due 07/20/27 (144A) (b)	1,175,000	1,244,473
Sprint Nextel Corp. 6.000%, due 12/01/16	109,000	98,918

		5,051,297

Total Domestic Bonds & Debt Securities (Cost $180,015,444)		190,021,260

U. S. Government & Agency Obligations—0.3%

U.S. Treasury Notes
1.000%, due 12/31/11	1,310,000	1,313,020
3.625%, due 02/15/20	1,100,000	1,081,610

Total U.S. Government & Agency Obligations (Cost $2,394,840)		2,394,630

Foreign Bonds & Debt Securities—2.4%

Australia—0.1%
New South Wales Treasury Corp. 7.000%, due 12/01/10 (e)	645,000	601,629

Brazil—0.2%
Brazilian Government International Bond 10.250%, due 01/10/28 (f)	2,400,000	1,366,965

Canada—0.1%
Canadian Government Bond 4.500%, due 06/01/15 (g)	350,000	371,456

Denmark—0.3%
Denmark Government Bond 4.000%, due 11/15/15 (h)	9,200,000	1,790,734

Germany—0.2%
Bundesobligation, Series 153 4.000%, due 10/11/13 (i)	375,000	549,258
Bundesrepublik Deutschland, Series 03 4.500%, due 01/04/13 (i)	570,000	837,426

		1,386,684

Japan—0.1%
Japan Government Ten Year Bond 1.400%, due 06/20/11 (l)	66,800,000	726,114

Security Description	Par Amount	Value

Multi-National—0.1%
Inter-American Development Bank, Series EMTN
2.500%, due 03/11/13 (j)	$39,500,000	$861,970

New Zealand—0.1%
New Zealand Government Bond, Series 413 6.500%, due 04/15/13 (o)	1,300,000	973,082

Norway—0.3%
Norwegian Government Bond
6.500%, due 05/15/13 (p)	8,805,000	1,648,099
4.250%, due 05/19/17 (p)	1,950,000	344,125

		1,992,224

Singapore—0.3%
Singapore Government Bond 2.250%, due 07/01/13 (s)	3,355,000	2,501,610

South Africa—0.3%
South Africa Government International Bond 4.500%, due 04/05/16 (a) (i)	1,320,000	1,847,784

Sweden—0.3%
Sweden Government Bond
5.500%, due 10/08/12 (u)	9,920,000	1,509,897
Series 1049 4.500%, due 08/12/15 (u)	5,650,000	862,961

		2,372,858

Total Foreign Bonds & Debt Securities (Cost $16,376,542)		16,793,110

Foreign Bonds & Debt Securites - Emerging Markets—2.2%

Sovereign—2.2%
Banco Nacional de Desenvolvimento Economico e Social 6.500%, due 06/10/19 (144A) (b)	400,000	428,504
Brazil Notas do Tesouro Nacional, Series B 6.000%, due 05/15/15 (f)	143,500	1,544,063
Indonesia Government International Bond
11.625%, due 03/04/19 (144A) (b)	500,000	721,250
7.750%, due 01/17/38 (144A) (b)	1,750,000	2,047,500
Indonesia Treasury Bond 11.500%, due 09/15/19 (k)	3,600,000,000	456,492
Instituto de Credito Oficial, Series MTN 6.125%, due 02/27/14 (e)	1,000,000	892,428
Korea Treasury Bond, Series 1409 5.000%, due 09/10/14 (t)	1,000,000,000	902,229
Malaysia Government Bond, Series 0509 3.210%, due 05/31/13 (m)	3,200,000	977,683
MDC-GMTN B.V. 7.625%, due 05/06/19(144A) (b)	250,000	285,906
Mexican Bonos, Series M
8.000%, due 12/17/15 (n)	11,000,000	933,847
8.500%, due 12/13/18 (n)	10,600,000	909,443
Poland Government Bond, Series 1013 5.000%, due 10/24/13 (q)	1,250,000	441,429

MIST-86

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Foreign Bonds & Debt Securities - Emerging Markets—(Continued)

Security Description	Par Amount	Value

Sovereign—(Continued)
Poland Government International Bond, Series EMTN
3.000%, due 09/23/14 (v)	$245,000	$242,363
Qatar Government International Bond 4.000%, due 01/20/15 (144A) (b)	300,000	307,050
Republic of Hungary 6.250%, due 01/29/20	875,000	934,231
Republic of Indonesia 6.625%, due 02/17/37 (144A) (b)	200,000	206,500
Republic of Lithuania 7.375%, due 02/11/20 (144A) (b)	850,000	927,199
Republic of Turkey 5.625%, due 03/30/21 (a)	1,100,000	1,086,250
South Africa Government International Bond 5.500%, due 03/09/20	1,100,000	1,117,875

Total Foreign Bonds & Debt Securities - Emerging Markets
(Cost $13,757,295)		15,362,242

Convertible Bonds—1.2%

Automobiles—0.3%
Ford Motor Co. 4.250%, due 11/15/16	1,305,000	1,953,911

Diversified Telecommunication Services—0.2%
Level 3 Communications, Inc.
5.250%, due 12/15/11	255,000	249,581
7.000%, due 03/15/15 (144A) (b)	1,015,000	1,212,925

		1,462,506

Real Estate Investment Trusts (REITs)—0.1%
iStar Financial, Inc. 0.751%, due 10/01/12 (c)	1,150,000	874,575

Semiconductors & Semiconductor Equipment—0.5%
Intel Corp. 3.250%, due 08/01/39 (144A) (b)	2,670,000	3,214,013
Kulicke & Soffa Industries, Inc. 0.875%, due 06/01/12	910,000	844,025

		4,058,038

Wireless Telecommunication Services—0.1%
NII Holdings, Inc. 3.125%, due 06/15/12	400,000	379,500

Total Convertible Bonds (Cost $7,507,608)		8,728,530

Common Stocks—64.4%
Security Description	Shares	Value

Aerospace & Defense—1.3%
Precision Castparts Corp.	74,124	9,392,252

Security Description	Shares	Value

Airlines—0.8%
Cathay Pacific Airways, Ltd.*	2,820,000	$5,922,715

Automobiles—2.2%
Honda Motor Co., Ltd. (a)	212,500	7,514,795
Hyundai Motor Co.	77,849	7,940,243

		15,455,038

Beverages—0.9%
Anheuser-Busch InBev N.V.*	128,519	6,487,969

Biotechnology—0.5%
Vertex Pharmaceuticals, Inc.* (a)	86,480	3,534,438

Capital Markets—2.2%
Credit Suisse Group AG	90,362	4,652,705
Franklin Resources, Inc. (a)	40,223	4,460,731
Goldman Sachs Group, Inc. (The)	38,777	6,616,519

		15,729,955

Commercial Banks—5.9%
Banco Santander Chile (ADR)	96,700	6,596,874
Sberbank	2,528,316	7,399,142
Standard Chartered Plc	688,362	18,767,758
Wells Fargo & Co.	295,353	9,191,386

		41,955,160

Communications Equipment—0.9%
Cisco Systems, Inc.*	246,428	6,414,521

Computers & Peripherals—5.8%
Apple, Inc.*	121,533	28,551,748
EMC Corp.*	305,728	5,515,333
Hewlett-Packard Co.	130,198	6,920,024

		40,987,105

Distributors—0.8%
Li & Fung, Ltd.	1,182,000	5,789,278

Diversified Financial Services—1.1%
Bank of America Corp.	453,914	8,102,365

Electrical Equipment—2.4%
ABB, Ltd.	456,756	9,997,809
Emerson Electric Co.	133,816	6,736,297

		16,734,106

Electronic Equipment, Instruments & Components—1.4%
Nippon Electric Glass Co., Ltd. (a)	363,000	5,091,144
Samsung Electro-Mechanics Co., Ltd.	49,120	4,988,083

		10,079,227

Energy Equipment & Services—2.1%
FMC Technologies, Inc.* (a)	167,693	10,837,999
Schlumberger, Ltd.	66,389	4,213,046

		15,051,045

MIST-87

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—1.4%
Sonova Holding AG* (a)	78,020	$9,711,977

Hotels, Restaurants & Leisure—1.8%
Ctrip.com International, Ltd. (ADR)*	197,866	7,756,347
Starbucks Corp.* (a)	210,790	5,115,874

		12,872,221

Industrial Conglomerates—1.1%
Siemens AG	81,135	8,139,797

Internet & Catalog Retail—4.2%
Amazon.com, Inc.* (a)	107,595	14,603,869
Priceline.com, Inc.* (a)	61,436	15,666,180

		30,270,049

Internet Software & Services—5.3%
Baidu, Inc. (ADR)*	20,200	12,059,400
Google, Inc. - Class A*	23,336	13,231,745
Tencent Holdings, Ltd.	618,700	12,375,282

		37,666,427

IT Services—0.9%
Visa, Inc. - Class A	72,017	6,555,708

Machinery—1.3%
Caterpillar, Inc. (a)	145,146	9,122,426

Metals & Mining—4.0%
ArcelorMittal (a)	122,714	5,388,372
Vale S.A. (ADR) (a)	364,045	11,718,608
Walter Energy, Inc. (a)	69,854	6,445,429
Xstrata Plc*	245,457	4,664,155

		28,216,564

Multiline Retail—1.3%
Lojas Renner S.A.	416,700	9,540,338

Oil, Gas & Consumable Fuels—3.7%
Anadarko Petroleum Corp. (a)	190,603	13,881,616
OGX Petroleo e Gas Participacoes S.A.	633,600	5,919,834
Southwestern Energy Co.*	166,226	6,768,723

		26,570,173

Personal Products—3.4%
Estee Lauder Cos., Inc. (The) - Class A (a)	141,570	9,183,646
Hypermarcas S.A.*	366,300	4,470,708
Natura Cosmeticos S.A.	532,000	10,777,026

		24,431,380

Professional Services—0.9%
Experian Plc	631,097	6,207,257

Semiconductors & Semiconductor Equipment—4.3%
ARM Holdings Plc	2,259,662	8,117,919
Broadcom Corp. - Class A (a)	206,584	6,854,457

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Cree, Inc.* (a)	127,282	8,937,742
Marvell Technology Group, Ltd.* (a)	328,593	6,696,725

		30,606,843

Software—0.9%
Microsoft Corp.	213,749	6,256,433

Specialty Retail—1.0%
Guess?, Inc.	158,444	7,443,699

Wireless Telecommunication Services—0.6%
Vodafone Group Plc (ADR) (a)	173,770	4,047,103

Total Common Stocks (Cost $362,644,710)		459,293,569

Preferred Stocks—0.1%

Consumer Finance—0.1%
GMAC, Inc., Series G 7.000% (144A) (b)*	906	690,598

Thrifts & Mortgage Finance—0.0%
Federal Home Loan Mortgage Corp. (c)*	52,166	70,033
Federal National Mortgage Assoc. (c)*	71,600	90,932

		160,965

Total Preferred Stocks (Cost $3,021,704)		851,563

Convertible Preferred Stocks—0.3%

Consumer Finance—0.0%
SLM Corp. 6.000%, due 12/15/43	6,350	113,411

Diversified Telecommunication Services—0.3%
Lucent Technologies Capital Trust I 7.750%, due 03/15/17	2,063	1,642,148

Total Convertible Preferred Stocks (Cost $1,600,636)		1,755,559

Warrant—0.0%

Pharmaceuticals—0.0%
Valeant Pharmaceuticals International, expires 08/16/10* (Cost—$0)	12,179	0

MIST-88

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Short-Term Investments—8.0%

Security Description	Shares/ Par Amount	Value

Mutual Funds—6.8%
State Street Navigator Securities Lending Prime Portfolio (d)	48,755,675	$48,755,675

Repurchase Agreement—1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/10 at 0.000% to be repurchased at $8,089,000 on 04/01/10 collateralized by $8,070,000 Federal Home Loan Mortgage Corp. at 4.250% due 12/12/18 with a value of $8,251,575.	$8,089,000	8,089,000

Total Short-Term Investments (Cost $56,844,675)		56,844,675

Total Investments—105.9% (Cost $647,209,022#)		754,770,157

Other assets and liabilities (net)—(5.9)%		(41,891,090)
Net Assets—100.0%		$712,879,067

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $119,044,375 and $11,483,240 respectively, resulting in a net unrealized appreciation of $107,561,135.
(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $49,790,137 and the collateral received consisted of cash in the amount of $48,755,675 and non-cash collateral with a value of $2,374,586. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2010.
(d)	Represents investment of collateral received from securities lending transactions.
(e)	Par shown in Australian Dollar. Value is shown in USD.
(f)	Par shown in Brazilian Real. Value is shown in USD.
(g)	Par shown in Canadian Dollar. Value is shown in USD.
(h)	Par shown in Danish Krone. Value is shown in USD.
(i)	Par shown in Euro Currency. Value is shown in USD.
(j)	Par shown in Indian Rupee. Value is shown in USD.
(k)	Par shown in Indonesian Rupiah. Value is shown in USD.
(l)	Par shown in Japanese Yen. Value is shown in USD.
(m)	Par shown in Malaysian Ringgit. Value is shown in USD.
(n)	Par shown in Mexican Peso. Value is shown in USD.
(o)	Par shown in New Zeland Dollar. Value is shown in USD.
(p)	Par shown in Norwegian Krone. Value is shown in USD.
(q)	Par Shown in Polish Zloty. Value is shown in USD.
(r)	Par shown in Pound Sterling. Value is shown in USD.
(s)	Par shown in Singapore Dollar. Value is shown in USD.
(t)	Par shown in South Korean Won. Value is shown in USD.
(u)	Par shown in Swedish Krona. Value is shown in USD.
(v)	Par shown in Swiss Franc. Value is shown in USD.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Countries Diversification as of March 31, 2010

(Unaudited)

Top Ten Countries	Percent of Portfolio Market Value
United States	60.8%
Brazil	6.3%
United Kingdom	5.3%
Cayman Islands	4.8%
Switzerland	3.2%
South Korea	2.7%
Japan	1.8%
Bermuda	1.7%
Germany	1.3%
Russia	1.1%

MIST-89

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Municipals	$—	$994,020	$—	$994,020
Asset-Backed Securities	—	1,730,999	—	1,730,999
Total Domestic Bonds & Debt Securities*	—	190,021,260	—	190,021,260
U. S. Government & Agency Obligations	—	2,394,630	—	2,394,630
Total Foreign Bonds & Debt Securities*	—	16,793,110	—	16,793,110
Total Foreign Bonds & Debt Securites - Emerging Markets*	—	15,362,242	—	15,362,242
Total Convertible Bonds*	—	8,728,530	—	8,728,530

Common Stocks
Aerospace & Defense	9,392,252	—	—	9,392,252
Airlines	—	5,922,715	—	5,922,715
Automobiles	—	15,455,038	—	15,455,038
Beverages	—	6,487,969	—	6,487,969
Biotechnology	3,534,438	—	—	3,534,438
Capital Markets	11,077,250	4,652,705	—	15,729,955
Commercial Banks	15,788,260	26,166,900	—	41,955,160
Communications Equipment	6,414,521	—	—	6,414,521
Computers & Peripherals	40,987,105	—	—	40,987,105
Distributors	—	5,789,278	—	5,789,278
Diversified Financial Services	8,102,365	—	—	8,102,365
Electrical Equipment	6,736,297	9,997,809	—	16,734,106
Electronic Equipment, Instruments & Components	—	10,079,227	—	10,079,227
Energy Equipment & Services	15,051,045	—	—	15,051,045
Health Care Equipment & Supplies	—	9,711,977	—	9,711,977
Hotels, Restaurants & Leisure	12,872,221	—	—	12,872,221
Industrial Conglomerates	—	8,139,797	—	8,139,797
Internet & Catalog Retail	30,270,049	—	—	30,270,049
Internet Software & Services	25,291,145	12,375,282	—	37,666,427
IT Services	6,555,708	—	—	6,555,708
Machinery	9,122,426	—	—	9,122,426
Metals & Mining	23,552,409	4,664,155	—	28,216,564
Multiline Retail	—	9,540,338	—	9,540,338
Oil, Gas & Consumable Fuels	26,570,173	—	—	26,570,173
Personal Products	13,654,354	10,777,026	—	24,431,380
Professional Services	—	6,207,257	—	6,207,257
Semiconductors & Semiconductor Equipment	22,488,924	8,117,919	—	30,606,843
Software	6,256,433	—	—	6,256,433
Specialty Retail	7,443,699	—	—	7,443,699
Wireless Telecommunication Services	4,047,103	—	—	4,047,103
Total Common Stocks	305,208,177	154,085,392	—	459,293,569

MIST-90

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Description	Level 1	Level 2	Level 3	Total
Preferred Stocks
Consumer Finance	690,598	—	—	690,598
Thrifts & Mortgage Finance	$90,932	$70,033	$—	$160,965
Total Preferred Stocks	781,530	70,033	—	851,563

Total Convertible Preferred Stocks*	1,755,559	—	—	1,755,559

Total Warrant	—	—	—	—

Short-Term Investments
Mutual Funds	48,755,675	—	—	48,755,675
Repurchase Agreement	—	8,089,000	—	8,089,000
Total Short-Term Investments	48,755,675	8,089,000	—	56,844,675

Total Investments	$356,500,941	$398,269,216	—	$754,770,157

*	See Portfolio of Investments for additional detailed categorizations.

MIST-91

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—80.9% of Net Assets

Security Description	Par Amount	Value

Aerospace & Defense—1.7%
DigitalGlobe, Inc. 10.500%, due 05/01/14 (144A) (a)	$3,250,000	$3,518,125
Esterline Technologies Corp. 7.750%, due 06/15/13	3,000,000	3,060,000
6.625%, due 03/01/17	2,275,000	2,257,938
GeoEye, Inc. 9.625%, due 10/01/15 (144A) (a)	5,000,000	5,137,500
L-3 Communications Corp. 6.125%, due 01/15/14 (b)	5,000,000	5,112,500
6.375%, due 10/15/15	4,050,000	4,176,562
Spirit Aerosystems, Inc. 7.500%, due 10/01/17 (144A) (a)	1,625,000	1,673,750
Triumph Group, Inc. 8.000%, due 11/15/17	2,250,000	2,261,250
Vought Aircraft Industries, Inc. 8.000%, due 07/15/11	3,950,000	3,989,500

		31,187,125

Agriculture—0.1%
Bunge NA Finance LP 5.900%, due 04/01/17	1,375,000	1,409,981

Airlines—0.4%
Delta Air Lines, Inc. 9.500%, due 09/15/14 (144A) (a)	1,000,000	1,060,000
United Air Lines, Inc. 9.875%, due 08/01/13 (144A) (a)	4,000,000	4,220,000
12.000%, due 11/01/13 (144A) (a) (b)	2,075,000	2,168,375

		7,448,375

Auto Components—1.2%
Cooper Standard Automotive, Inc. 8.375%, due 12/15/14 (c)	5,000,000	3,600,000
Goodyear Tire & Rubber Co. (The) 10.500%, due 05/15/16	1,775,000	1,925,875
Stanadyne Corp., Series 1 10.000%, due 08/15/14	2,075,000	1,909,000
Stanadyne Holdings, Inc. 0.000%/12.000% , due 02/15/15 (d)	2,750,000	2,076,250
Tenneco Automotive, Inc. 8.625%, due 11/15/14 (b)	3,375,000	3,442,500
TRW Automotive, Inc. 7.250%, due 03/15/17 (144A) (a)	5,350,000	5,189,500
8.875%, due 12/01/17( 144A) (a)	3,500,000	3,657,500

		21,800,625

Automobiles—0.2%
Ford Motor Co. 7.450%, due 07/16/31 (b)	4,345,000	4,127,750

Beverages—0.4%
Anheuser-Busch InBev Worldwide, Inc. 7.750%, due 01/15/19 (144A) (a)	2,000,000	2,382,678
Constellation Brands, Inc. 7.250%, due 05/15/17	5,000,000	5,150,000

		7,532,678

Security Description	Par Amount	Value

Building Products—0.4%
Building Materials Corp. of America 7.500%, due 03/15/20 (144A) (a)	$1,650,000	$1,645,875
Masco Corp. 7.125%, due 03/15/20	2,500,000	2,524,984
Owens Corning, Inc. 9.000%, due 06/15/19	1,625,000	1,918,017
William Lyon Homes, Inc. 10.750%, due 04/01/13 (b)	1,250,000	1,090,625

		7,179,501

Capital Markets—0.3%
BlackRock, Inc. 3.500%, due 12/10/14 (b)	1,650,000	1,672,062
Raymond James Financial, Inc. 8.600%, due 08/15/19	4,075,000	4,664,975

		6,337,037

Chemicals—2.9%
Airgas, Inc. 7.125%, due 10/01/18 (144A) (a)	1,600,000	1,764,000
Ashland, Inc. 9.125%, due 06/01/17 (144A) (a)	2,400,000	2,694,000
Dow Chemical Co. (The) 8.550%, due 05/15/19	1,500,000	1,817,604
Equistar Chemicals LP 7.550%, due 02/15/26 (b) (c)	7,815,000	7,189,800
Huntsman International LLC 8.625%, due 03/15/20 (144A) (a)	4,400,000	4,449,500
Mosaic Global Holdings, Inc. 7.300%, due 01/15/28	4,900,000	5,260,459
Ineos Group Holdings Plc 8.500%, due 02/15/16 (144A) (a)	8,575,000	7,117,250
Koppers, Inc. 7.875%, due 12/01/19 (144A) (a)	850,000	879,750
LBI Escrow Corp. 8.000%, due 11/01/17 (144A) (a)	3,600,000	3,735,000
Mosaic Co. (The) 7.375%, due 12/01/14 (144A) (a)	1,850,000	1,980,233
Nalco Co. 8.875%, due 11/15/13 (b)	4,650,000	4,812,750
8.250%, due 05/15/17 (144A) (a)	2,000,000	2,135,000
Potash Corp. of Saskatchewan, Inc. 4.875%, due 03/30/20 (b)	2,050,000	2,057,542
Rockwood Specialties Group, Inc. 7.500%, due 11/15/14 (b)	4,500,000	4,567,500
Terra Capital, Inc. 7.750%, due 11/01/19	2,625,000	3,182,812

		53,643,200

Commercial & Professional Services—2.1%
ACCO Brands Corp. 10.625%, due 03/15/15 (144A) (a)	875,000	960,312
Aleris International, Inc. 10.000%, due 12/15/16 (c)	4,330,000	30,310
ARAMARK Corp. 3.749%, due 02/01/15 (e)	5,825,000	5,446,375

MIST-92

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Commercial & Professional Services—(Continued)
Ashtead Capital, Inc. 9.000%, due 08/15/16(144A) (a)	$2,500,000	$2,543,750
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
9.625%, due 03/15/18 (144A) (a)	1,500,000	1,575,000
Brambles USA, Inc. 5.350%, due 04/01/20 (144A) (a)	3,350,000	3,374,452
Clean Harbors, Inc. 7.625%, due 08/15/16	2,950,000	3,009,000
Corrections Corp. of America 7.750%, due 06/01/17 (b)	4,700,000	4,935,000
Deluxe Corp. 7.375%, due 06/01/15 (b)	3,900,000	3,919,500
Geo Group, Inc. (The) 7.750%, due 10/15/17 (144A) (a)	2,900,000	2,972,500
Hertz Corp. 8.875%, due 01/01/14	3,400,000	3,510,500
Iron Mountain, Inc. 7.750%, due 01/15/15	2,000,000	2,027,500
United Rentals North America, Inc. 10.875%, due 06/15/16	4,000,000	4,370,000

		38,674,199

Commercial Banks—0.9%
Discover Bank, Series BKNT 8.700%, due 11/18/19	2,000,000	2,194,168
Royal Bank of Scotland Group Plc 5.000%, due 11/12/13 (b)	3,300,000	3,242,907
6.400%, due 10/21/19	1,500,000	1,505,208
USB Capital IX 6.189%, due 10/29/49 (e)	2,305,000	1,993,825
Wachovia Capital Trust III 5.800%, due 12/31/49 (e)	3,143,000	2,695,123
Zions Bancorporation 7.750%, due 09/23/14 (b)	5,500,000	5,552,591

		17,183,822

Communications Equipment—0.7%
Brocade Communications Systems, Inc. 6.625%, due 01/15/18 (144A) (a) (b)	3,000,000	3,067,500
6.875%, due 01/15/20 (144A) (a)	2,900,000	2,972,500
MasTec, Inc. 7.625%, due 02/01/17	3,000,000	2,928,750
ViaSat, Inc. 8.875%, due 09/15/16 (144A) (a) (b)	3,500,000	3,609,375

		12,578,125

Computers & Peripherals—0.7%
SunGard Data Systems, Inc. 9.125%, due 08/15/13	4,525,000	4,660,750
10.250%, due 08/15/15 (b)	8,000,000	8,450,000

		13,110,750

Consumer Finance—1.5%
American Express Bank FSB S.A. 5.500%, due 04/16/13	3,000,000	3,215,172
American Express Credit Corp. 7.300%, due 08/20/13	3,000,000	3,369,783

Security Description	Par Amount	Value

Consumer Finance—(Continued)
Ford Motor Credit Co. LLC 7.250%, due 10/25/11	$3,500,000	$3,619,941
8.000%, due 06/01/14 (b)	3,000,000	3,161,049
General Motors Acceptance Corp., Inc.
7.250%, due 03/02/11	5,000,000	5,112,500
8.300%, due 02/12/15 (144A) (a)	6,650,000	6,999,125
8.000%, due 11/01/31	1,625,000	1,560,000

		27,037,570

Containers & Packaging—2.9%
Ball Corp. 6.625%, due 03/15/18 (b)	5,000,000	5,137,500
7.375%, due 09/01/19	2,000,000	2,117,500
Cascades, Inc. 7.750%, due 12/15/17 (144A) (a)	1,350,000	1,368,562
7.875%, due 01/15/20 (144A) (a)	950,000	954,750
Crown Americas LLC/Crown Americas Capital Corp. II
7.625%, due 05/15/17 (144A) (a)	1,125,000	1,170,000
Crown Cork & Seal, Inc. 7.375%, due 12/15/26	12,250,000	11,300,625
Graphic Packaging International, Inc. 9.500%, due 08/15/13 (b)	8,750,000	9,012,500
Jefferson Smurfit Corp. 8.250%, due 10/01/12 (c)	1,750,000	1,566,250
7.500%, due 06/01/13 (c)	4,000,000	3,540,000
Owens-Brockway Glass Container, Inc. 6.750%, due 12/01/14	1,800,000	1,845,000
7.375%, due 05/15/16	1,775,000	1,872,625
Sealed Air Corp. 7.875%, due 06/15/17 (144A) (a)	2,500,000	2,718,320
Smurfit-Stone Container Enterprises, Inc. 8.000%, due 03/15/17 (b) (c)	5,000,000	4,487,500
Solo Cup Co. 8.500%, due 02/15/14	1,450,000	1,424,625
10.500%, due 11/01/13	1,500,000	1,590,000
Vitro S.A.B. de C.V. 9.125%, due 02/01/17 (b) (c)	5,500,000	2,516,250

		52,622,007

Diversified Financial Services—3.6%
Bank of America Corp. 4.500%, due 04/01/15 (b)	1,000,000	1,009,458
5.750%, due 12/01/17	2,650,000	2,721,163
Cantor Fitzgerald LP 7.875%, due 10/15/19 (144A) (a)	1,550,000	1,555,902
Capital One Capital VI 8.875%, due 05/15/40	5,000,000	5,448,423
CEDC Finance Corp. International, Inc. 9.125%, due 12/01/16 (144A) (a)	3,500,000	3,701,250
Cemex Finance LLC 9.500%, due 12/14/16 (144A) (a)	1,025,000	1,065,845
CIT Group, Inc. 7.000%, due 05/01/16	4,750,000	4,393,750
FMR LLC 5.350%, due 11/15/21 (144A) (a)	3,100,000	2,990,325
General Electric Capital Corp. 4.800%, due 05/01/13	4,000,000	4,253,960

MIST-93

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Hughes Network Systems LLC/HNS Finance Corp.
9.500%, due 04/15/14	$2,425,000	$2,503,813
9.500%, due 04/15/14 (b)	3,750,000	3,834,375
International Lease Finance Corp.
8.625%, due 09/15/15 (144A) (a)	2,700,000	2,766,844
8.750%, due 03/15/17 (144A) (a) (b)	5,500,000	5,640,431
JPMorgan Chase & Co. 6.000%, due 01/15/18	3,500,000	3,805,904
Lazard Group LLC 7.125%, due 05/15/15	4,300,000	4,519,807
Morgan Stanley 6.000%, due 04/28/15	4,000,000	4,289,544
NASDAQ OMX Group, Inc. (The) 4.000%, due 01/15/15	825,000	821,944
Nuveen Investments, Inc. 10.500%, due 11/15/15	2,150,000	2,096,250
Reynolds Group Issuer, Inc. 7.750%, due 10/15/16 (144A) (a)	4,825,000	4,981,813
Sensus Metering Systems, Inc. 8.625%, due 12/15/13	4,000,000	4,100,000
Washington Mutual Bank/Henderson NV 6.875%, due 06/15/11 (c)	6,000,000	67,500
ZFS Finance USA Trust V 6.500%, due 05/09/37 (144A) (a) (b) (e)	630,000	601,650

		67,169,951

Diversified Telecommunication Services—4.7%
CenturyTel, Inc., Series Q 6.150%, due 09/15/19 (b)	3,625,000	3,617,088
Ceridian Corp. 11.250%, due 11/15/15 (b)	3,825,000	3,681,563
Cincinnati Bell, Inc.
8.375%, due 01/15/14 (b)	10,500,000	10,854,375
7.000%, due 02/15/15	800,000	782,000
8.750%, due 03/15/18	6,000,000	6,090,000
Digicel Group, Ltd. 10.500%, due 04/15/18 (144A) (a) (b)	2,000,000	2,095,762
Inmarsat Finance Plc 7.375%, due 12/01/17 (144A) (a)	1,850,000	1,933,250
Level 3 Financing, Inc. 10.000%, due 02/01/18 (144A) (a)	1,800,000	1,728,000
NII Capital Corp.
10.000%, due 08/15/16 (144A) (a)	3,500,000	3,850,000
8.875%, due 12/15/19 (144A) (a)	3,575,000	3,722,469
Nordic Telephone Holdings Co. 8.875%, due 05/01/16 (144A) (a)	10,000,000	10,775,000
Qwest Communications International, Inc. 8.000%, due 10/01/15 (144A) (a)	1,900,000	2,033,000
Qwest Corp. 7.625%, due 06/15/15	2,000,000	2,195,000
Sprint Capital Corp. 6.900%, due 05/01/19	8,475,000	7,797,000
Syniverse Technologies, Inc. 7.750%, due 08/15/13	6,850,000	6,935,625
Valor Telecommunications Enterprises Finance Corp.
7.750%, due 02/15/15	2,325,000	2,378,821

Security Description	Par Amount	Value

Diversified Telecommunication Services—(Continued)
Virgin Media Finance Plc
9.500%, due 08/15/16	$2,600,000	$2,850,250
8.375%, due 10/15/19	2,000,000	2,077,500
Wind Acquisition Finance S.A. 11.750%, due 07/15/17 (144A) (a) (b)	4,225,000	4,689,750
Windstream Corp. 7.000%, due 03/15/19	7,425,000	6,960,937

		87,047,390

Electric Utilities—2.9%
Central Illinois Light Co. 8.875%, due 12/15/13	4,550,000	5,337,268
Commonwealth Edison Co. 5.800%, due 03/15/18	4,000,000	4,333,340
Edison Mission Energy 7.750%, due 06/15/16 (b)	8,500,000	6,247,500
7.000%, due 05/15/17 (b)	5,750,000	4,039,375
Electricite de France (EDF) 6.500%, due 01/26/19 (144A) (a)	2,400,000	2,697,694
Mirant Americas Generation LLC 9.125%, due 05/01/31 (b)	9,000,000	8,122,500
Nevada Power Co. 5.875%, due 01/15/15	3,500,000	3,816,582
Nisource Finance Corp. 6.150%, due 03/01/13	2,180,000	2,377,802
Northern States Power/Minnesota 5.250%, due 03/01/18	2,000,000	2,097,656
Peco Energy Co. 5.350%, due 03/01/18 (b)	3,125,000	3,298,169
Texas Competitive Electric Holdings Co. LLC 10.250%, due 11/01/15 (b)	16,000,000	11,200,000

		53,567,886

Electrical Equipment—1.6%
Baldor Electric Co. 8.625%, due 02/15/17	9,875,000	10,492,188
Belden, Inc. 7.000%, due 03/15/17	3,000,000	2,970,000
9.250%, due 06/15/19 (144A) (a)	2,300,000	2,466,750
Emerson Electric Co. 5.250%, due 10/15/18	3,500,000	3,733,891
General Cable Corp. 7.125%, due 04/01/17 (b)	4,000,000	3,985,000
Roper Industries, Inc. 6.625%, due 08/15/13 (b)	2,700,000	3,011,450
6.250%, due 09/01/19	2,175,000	2,308,954

		28,968,233

Electronic Equipment, Instruments & Components—0.4%
Agilent Technologies, Inc. 5.500%, due 09/14/15	3,000,000	3,219,669
Amphenol Corp. 4.750%, due 11/15/14	1,075,000	1,096,814
NXP B.V./NXP Funding LLC
9.500%, due 10/15/15 (b)	2,000,000	1,985,000
3.001%, due 10/15/13 (b) (e)	1,825,000	1,717,781

		8,019,264

MIST-94

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Energy Equipment & Services—2.2%
Cameron International Corp. 6.375%, due 07/15/18	$1,920,000	$2,075,992
Complete Production Services, Inc. 8.000%, due 12/15/16	5,750,000	5,721,250
Dresser-Rand Group, Inc. 7.375%, due 11/01/14	4,750,000	4,821,250
E.ON International Finance B.V. 5.800%, due 04/30/18 (144A) (a)	5,000,000	5,415,080
Hornbeck Offshore Services, Inc.
6.125%, due 12/01/14 (b)	2,920,000	2,817,800
8.000%, due 09/01/17 (b)	4,000,000	4,020,000
Key Energy Services, Inc. 8.375%, due 12/01/14 (b)	3,525,000	3,582,281
Murray Energy Corp. 10.250%, due 10/15/15 (144A) (a)	2,500,000	2,575,000
National Oilwell Varco, Inc. 6.125%, due 08/15/15	5,500,000	5,549,489
SEACOR Holdings, Inc. 7.375%, due 10/01/19	4,150,000	4,279,078

		40,857,220

Entertainment & Leisure—1.2%
Downstream Development Authority 12.000%, due 10/15/15 (144A) (a)	2,400,000	2,196,000
Mohegan Tribal Gaming Authority 11.500%, due 11/01/17 (144A) (a) (b)	3,500,000	3,745,000
MU Finance Plc 8.375%, due 02/01/17 (144A) (a)	4,500,000	4,500,000
Peninsula Gaming LLC 8.375%, due 08/15/15 (144A) (a)	975,000	977,437
Shingle Springs Tribal Gaming Authority 9.375%, due 06/15/15 (144A) (a)	1,000,000	835,000
Universal City Development Partners
8.875%, due 11/15/15 (144A) (a)	1,950,000	1,974,375
10.875%, due 11/15/16 (144A) (a)	1,500,000	1,575,000
WMG Acquisition Corp. 9.500%, due 06/15/16 (144A) (a)	6,350,000	6,826,250

		22,629,062

Food & Staples Retailing—1.3%
Denny’s Holdings, Inc. 10.000%, due 10/01/12	4,850,000	4,971,250
Duane Reade, Inc. 11.750%, due 08/01/15	1,175,000	1,493,719
Ingles Markets, Inc. 8.875%, due 05/15/17	4,000,000	4,200,000
Rite Aid Corp.
9.375%, due 12/15/15 (b)	4,775,000	4,130,375
10.250%, due 10/15/19 (b)	1,650,000	1,769,625
Supervalu, Inc. 7.500%, due 11/15/14	7,500,000	7,650,000

		24,214,969

Food Products—1.8%
Bumble Bee Foods LLC 7.750%, due 12/15/15 (144A) (a)	4,625,000	4,694,375

Security Description	Par Amount	Value

Food Products—(Continued)
Del Monte Foods Co. 7.500%, due 10/15/19 (144A) (a)	$1,350,000	$1,422,562
Dole Food Co., Inc. 8.750%, due 07/15/13 (b)	7,975,000	8,353,812
General Mills, Inc. 5.200%, due 03/17/15	4,000,000	4,347,068
H.J. Heinz Co. 5.350%, due 07/15/13	3,000,000	3,255,516
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
9.250%, due 04/01/15 (144A) (a)	1,800,000	1,863,000
10.625%, due 04/01/17 (b)	1,225,000	1,301,563
Stater Brothers Holdings, Inc. 8.125%, due 06/15/12	7,675,000	7,751,750

		32,989,646

Gas Utilities—1.3%
Ferrellgas LP 6.750%, due 05/01/14	5,500,000	5,472,500
Ferrellgas Partners LP
8.750%, due 06/15/12	4,000,000	4,070,000
8.625%, due 06/15/20	2,500,000	2,500,000
National Fuel Gas Co. 6.500%, due 04/15/18	7,200,000	7,592,616
8.750%, due 05/01/19 (b)	1,750,000	2,095,751
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.375%, due 03/15/20	1,475,000	1,502,656

		23,233,523

Health Care Equipment & Supplies—0.9%
Bausch & Lomb, Inc. 9.875%, due 11/01/15 (b)	5,500,000	5,843,750
Biomet, Inc. 10.000%, due 10/15/17	6,500,000	7,198,750
VWR Funding, Inc., Series B 10.250%, due 07/15/15 (f)	4,225,000	4,499,625

		17,542,125

Health Care Providers & Services—4.4%
Apria Healthcare Group, Inc. 11.250%, due 11/01/14 (144A) (a)	1,350,000	1,474,875
Centene Corp. 7.250%, due 04/01/14	4,825,000	4,806,906
Community Health Systems, Inc. 8.875%, due 07/15/15	10,000,000	10,375,000
DaVita, Inc. 7.250%, due 03/15/15 (b)	7,500,000	7,687,500
Hanger Orthopedic Group, Inc. 10.250%, due 06/01/14	2,950,000	3,141,750
HCA, Inc. 6.375%, due 01/15/15	5,000,000	4,775,000
9.125%, due 11/15/14	10,000,000	10,587,500
9.875%, due 02/15/17 (144A) (a)	1,175,000	1,286,625
7.875%, due 02/15/20 (144A) (a)	2,100,000	2,203,687
HealthSouth Corp. 8.125%, due 02/15/20	5,250,000	5,250,000
National Mentor Holdings, Inc. 11.250%, due 07/01/14	935,000	937,338

MIST-95

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Health Care Providers & Services—(Continued)
Select Medical Corp. 7.625%, due 02/01/15	$4,100,000	$3,925,750
Sun Healthcare Group, Inc. 9.125%, due 04/15/15	7,450,000	7,692,125
Tenet Healthcare Corp. 9.250%, due 02/01/15 (b)	2,500,000	2,634,375
8.875%, due 07/01/19 (144A) (a)	1,250,000	1,359,375
United Surgical Partners International, Inc. 8.875%, due 05/01/17	5,000,000	5,212,500
UnitedHealth Group, Inc. 4.875%, due 04/01/13	2,269,000	2,413,227
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
8.000%, due 02/01/18 (144A) (a)	6,400,000	6,256,000

		82,019,533

Hotels, Restaurants & Leisure—4.0%
AMC Entertainment, Inc. 8.000%, due 03/01/14	1,700,000	1,719,125
Ameristar Casinos, Inc. 9.250%, due 06/01/14 (b)	1,925,000	2,026,063
Boyd Gaming Corp. 7.125%, due 02/01/16 (b)	4,750,000	3,990,000
Gaylord Entertainment Co. 6.750%, due 11/15/14 (b)	2,400,000	2,310,000
Great Canadian Gaming Corp. 7.250%, due 02/15/15 (144A) (a)	4,600,000	4,577,000
Harrah’s Operating Co., Inc. 11.250%, due 06/01/17 (b)	1,400,000	1,515,500
Hyatt Hotels Corp. 5.750%, due 08/15/15 (144A) (a)	3,000,000	3,065,220
International Game Technology 7.500%, due 06/15/19	1,500,000	1,701,842
Isle of Capri Casinos, Inc. 7.000%, due 03/01/14 (b)	7,000,000	6,020,000
Las Vegas Sands Corp. 6.375%, due 02/15/15 (b)	4,575,000	4,357,687
McDonald’s Corp. 5.000%, due 02/01/19 (b)	4,100,000	4,310,100
MGM MIRAGE, Inc. 6.750%, due 09/01/12 (b)	2,425,000	2,303,750
9.000%, due 03/15/20 (144A) (a)	1,100,000	1,133,000
Midwest Gaming Borrower LLC/Midwest Finance Corp.
11.625%, due 04/15/16 (144A) (a)	1,500,000	1,513,279
River Rock Entertainment Authority 9.750%, due 11/01/11	4,850,000	4,498,375
Scientific Games Corp. 6.250%, due 12/15/12	2,500,000	2,493,750
Scientific Games International, Inc. 9.250%, due 06/15/19	2,550,000	2,709,375
Seneca Gaming Corp. 7.250%, due 05/01/12 (b)	3,500,000	3,473,750
Snoqualmie Entertainment Authority 9.125%, due 02/01/15 (144A) (a)	5,225,000	4,049,375
Speedway Motorsports, Inc. 8.750%, due 06/01/16	3,500,000	3,745,000
Starwood Hotels & Resorts Worldwide, Inc. 6.750%, due 05/15/18	900,000	906,750

Security Description	Par Amount	Value

Hotels, Restaurants & Leisure—(Continued)
Station Casinos, Inc. 6.500%, due 02/01/14 (c)	$4,500,000	$28,125
Turning Stone Casino Resort Enterprise 9.125%, due 09/15/14 (144A) (a)	2,350,000	2,361,750
Wendy’s/Arby’s Restaurants LLC 10.000%, due 07/15/16 (b)	4,000,000	4,320,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.875%, due 11/01/17 (144A) (a) (b)	3,750,000	3,834,375

		72,963,191

Household Durables—1.1%
Beazer Homes USA, Inc. 6.500%, due 11/15/13 (b)	3,025,000	2,904,000
JohnsonDiversey, Inc. 8.250%, due 11/15/19 (144A) (a)	2,500,000	2,596,875
K. Hovnanian Enterprises, Inc. 10.625%, due 10/15/16	2,050,000	2,193,500
KB Home 9.100%, due 09/15/17	4,125,000	4,372,500
Lennar Corp., Series B 12.250%, due 06/01/17	3,600,000	4,419,000
Whirlpool Corp. 8.600%, due 05/01/14	3,177,000	3,690,248

		20,176,123

Independent Power Producers & Energy Traders—1.5%
AES Corp. (The) 8.000%, due 10/15/17	7,000,000	7,140,000
NRG Energy, Inc.
7.250%, due 02/01/14	6,900,000	6,969,000
7.375%, due 01/15/17	4,150,000	4,118,875
PPL Energy Supply LLC 6.400%, due 11/01/11	2,000,000	2,140,126
PSE&G Power LLC 5.320%, due 09/15/16 (144A) (a) (b)	6,352,000	6,631,266
RRI Energy, Inc. 6.750%, due 12/15/14	1,571,000	1,574,927

		28,574,194

Insurance—1.0%
American General Finance Corp., Series J 6.900%, due 12/15/17	3,500,000	3,070,060
AXA S.A. 6.379%, due 12/14/49 (144A) (a) (e)	2,325,000	2,046,000
HUB International Holdings, Inc. 9.000%, due 12/15/14 (144A) (a)	3,200,000	3,120,000
Liberty Mutual Group, Inc.
10.750%, due 06/15/58 (144A) (a) (e)	3,150,000	3,559,500
USI Holdings Corp. 4.125%, due 11/15/14 (144A) (a) (e)	3,950,000	3,387,125
Willis North America, Inc. 7.000%, due 09/29/19	2,425,000	2,543,830

		17,726,515

Internet & Catalog Retail—0.4%
Brookstone Co., Inc. 12.000%, due 10/15/12	3,950,000	3,100,750

MIST-96

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Internet & Catalog Retail—(Continued)
Expedia, Inc. 8.500%, due 07/01/16	$3,125,000	$3,484,375

		6,585,125

Internet Software & Services—0.2%
Equinix, Inc. 8.125%, due 03/01/18	3,500,000	3,640,000

IT Services—0.0%
Unisys Corp. 14.250%, due 09/15/15 (144A) (a)	481,000	575,998

Leisure Equipment & Products—0.4%
Equinox Holdings, Inc. 9.500%, due 02/01/16 (144A) (a)	2,600,000	2,632,500
Mattel, Inc. 5.625%, due 03/15/13	4,000,000	4,310,504

		6,943,004

Life Sciences Tools & Services—0.6%
Bio-Rad Laboratories, Inc.
6.125%, due 12/15/14	7,700,000	7,815,500
8.000%, due 09/15/16	2,000,000	2,140,000
Life Technologies Corp. 6.000%, due 03/01/20	1,250,000	1,282,222

		11,237,722

Machinery—1.6%
Actuant Corp. 6.875%, due 06/15/17	3,475,000	3,388,125
Altra Holdings, Inc. 8.125%, due 12/01/16 (144A) (a)	4,250,000	4,340,313
Gardner Denver, Inc. 8.000%, due 05/01/13	4,750,000	4,797,500
Manitowoc Co., Inc. (The) 9.500%, due 02/15/18 (b)	4,500,000	4,657,500
Mueller Water Products, Inc. 7.375%, due 06/01/17 (b)	5,550,000	5,036,625
Navistar International Corp. 8.250%, due 11/01/21	3,475,000	3,561,875
Oshkosh Corp. 8.500%, due 03/01/20 (144A) (a)	1,625,000	1,690,000
Timken Co. (The) 6.000%, due 09/15/14	2,650,000	2,820,946

		30,292,884

Manufacturing—0.9%
Amsted Industries, Inc. 8.125%, due 03/15/18 (144A) (a)	3,400,000	3,400,000
Park - Ohio Industries, Inc. 8.375%, due 11/15/14	2,700,000	2,396,250
RBS Global, Inc./Rexnord Corp. 9.500%, due 08/01/14 (b)	9,100,000	9,509,500
11.750%, due 08/01/16 (b)	300,000	323,250
8.875%, due 09/01/16	100,000	92,750

		15,721,750

Security Description	Par Amount	Value

Media—4.1%
Affinion Group, Inc. 11.500%, due 10/15/15 (b)	$4,300,000	$4,429,000
10.125%, due 10/15/13	1,225,000	1,261,750
Allbritton Communications Co. 7.750%, due 12/15/12 (b)	8,000,000	8,060,000
Belo Corp. 8.000%, due 11/15/16	1,200,000	1,257,000
CBS Corp. 8.875%, due 05/15/19	1,575,000	1,905,706
CCH II LLC/CCH II Capital Corp. 13.500%, due 11/30/16 (144A) (a) (b)	1,862,780	2,230,679
Cinemark USA, Inc. 8.625%, due 06/15/19 (b)	3,300,000	3,493,875
DirecTV Holdings LLC/DirecTV Financing Co. 6.375%, due 06/15/15	8,000,000	8,350,000
Discovery Communications LLC 5.625%, due 08/15/19 (b)	2,325,000	2,431,506
EchoStar DBS Corp. 7.125%, due 02/01/16	6,000,000	6,142,500
Fox Acquisition Subordinated LLC 13.375%, due 07/15/16 (144A) (a)	1,150,000	1,099,687
Grupo Televisa S.A. 6.000%, due 05/15/18 (b)	1,050,000	1,090,331
Interpublic Group of Cos., Inc. 6.250%, due 11/15/14 (b)	5,500,000	5,561,875
10.000%, due 07/15/17 (b)	1,400,000	1,590,750
Ion Media Networks, Inc. 0.000%, due 01/15/13 (144A) (a) (c) (h)	2,212,707	33,191
LIN Television Corp. 0.000%, due 05/15/13 (b)	5,000,000	4,950,000
Mediacom Broadband LLC 8.500%, due 10/15/15 (b)	3,275,000	3,365,062
Mediacom LLC/Mediacom Capital Corp. 9.125%, due 08/15/19 (144A) (a)	6,350,000	6,580,187
Nielsen Finance LLC/Nielsen Finance Co. 11.500%, due 05/01/16	625,000	709,375
0.000%/12.500%, due 08/01/16 (b) (d)	1,750,000	1,671,250
Salem Communications Corp. 9.625%, due 12/15/16	2,000,000	2,100,000
Sinclair Broadcast Group, Inc. 8.000%, due 03/15/12 (b)	1,082,000	1,076,590
Umbrella Acquisition, Inc. 9.750%, due 03/15/15 (144A) (a) (b) (f)	4,791,044	4,156,231
Warner Music Group 7.375%, due 04/15/14	1,250,000	1,206,250

		74,752,795

Metals & Mining—3.4%
Algoma Acquisition Corp. 9.875%, due 06/15/15 (144A) (a)	4,680,000	4,329,000
Allegheny Ludlum Corp. 6.950%, due 12/15/25	3,700,000	3,572,224
Anglo American Capital Plc 9.375%, due 04/08/14 (144A) (a)	2,000,000	2,404,498
Arch Coal, Inc. 8.750%, due 08/01/16 (144A) (a)	2,550,000	2,709,375
Barrick Gold Corp. 6.950%, due 04/01/19 (b)	1,500,000	1,719,234

MIST-97

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Metals & Mining—(Continued)
Cliffs Natural Resources, Inc. 5.900%, due 03/15/20 (b)	$3,500,000	$3,591,179
Essar Steel Algoma, Inc. 9.375%, due 03/15/15 (144A) (a)	2,050,000	2,072,391
Foundation Pennsylvania Coal Co. 7.250%, due 08/01/14	5,000,000	5,112,500
Freeport McMoRan Copper & Gold, Inc. 8.250%, due 04/01/15 (b)	3,500,000	3,814,542
8.375%, due 04/01/17	9,300,000	10,360,116
Noranda Aluminium Acquisition Corp. 5.274%, due 05/15/15 (e) (f)	4,721,348	3,777,078
Peabody Energy Corp.
5.875%, due 04/15/16	4,500,000	4,500,000
7.375%, due 11/01/16	3,250,000	3,453,125
Steel Dynamics, Inc. 7.625%, due 03/15/20 (144A) (a)	2,000,000	2,060,000
Teck Resources, Ltd.
9.750%, due 05/15/14	2,275,000	2,707,250
10.750%, due 05/15/19	4,375,000	5,381,250
United States Steel Corp. 7.375%, due 04/01/20	2,050,000	2,065,375

		63,629,137

Multi-Utilities—0.1%
Pacific Energy Partners LP/Pacific Energy Finance Corp.
6.250%, due 09/15/15	1,000,000	1,031,998

Multiline Retail—1.1%
JC Penney Corp., Inc.
7.950%, due 04/01/17	3,250,000	3,656,250
7.125%, due 11/15/23	400,000	405,500
Macy’s Retail Holdings, Inc.
8.875%, due 07/15/15 (b)	2,500,000	2,837,500
5.900%, due 12/01/16	5,000,000	5,012,500
6.375%, due 03/15/37	1,250,000	1,156,250
Nordstrom, Inc. 6.250%, due 01/15/18 (b)	3,500,000	3,856,723
QVC, Inc.
7.125%, due 04/15/17 (144A) (a)	2,500,000	2,521,875
7.375%, due 10/15/20 (144A) (a)	1,750,000	1,763,125

		21,209,723

Oil, Gas & Consumable Fuels—8.9%
Chesapeake Energy Corp.
6.250%, due 01/15/18	5,750,000	5,505,625
7.250%, due 12/15/18 (b)	7,900,000	7,939,500
Cimarex Energy Co. 7.125%, due 05/01/17	7,950,000	8,148,750
Colorado Interstate Gas Co. 6.800%, due 11/15/15	2,107,000	2,362,992
Concho Resources, Inc. 8.625%, due 10/01/17	1,150,000	1,224,750
CONSOL Energy, Inc. 8.250%, due 04/01/20 (144A) (a)	2,750,000	2,839,375
Continental Resources, Inc.
8.250%, due 10/01/19	6,500,000	6,922,500
7.375%, due 10/01/20 (144A) (a)	825,000	817,616

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Dynegy Holdings, Inc.
6.875%, due 04/01/11 (b)	$2,375,000	$2,410,625
8.375%, due 05/01/16 (b)	8,775,000	7,327,125
7.750%, due 06/01/19 (b)	3,925,000	2,983,000
El Paso Corp.
7.000%, due 06/15/17	7,000,000	7,179,123
12.000%, due 12/12/13	1,600,000	1,880,000
7.250%, due 06/01/18	1,600,000	1,659,051
El Paso Natural Gas Co. 5.950%, due 04/15/17	4,000,000	4,186,724
Forest Oil Corp.
8.500%, due 02/15/14	2,575,000	2,729,500
7.250%, due 06/15/19 (b)	7,500,000	7,575,000
Hilcorp Energy I LP/Hilcorp Finance Co. 8.000%, due 02/15/20 (144A) (a)	1,675,000	1,633,125
KCS Energy, Inc. 7.125%, due 04/01/12	5,000,000	5,025,000
Kerr-McGee Corp. 6.950%, due 07/01/24	6,850,000	7,637,332
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.875%, due 11/01/14 (b)	5,000,000	4,925,000
8.750%, due 04/15/18	4,400,000	4,537,500
Motiva Enterprises LLC 5.750%, due 01/15/20 (144A) (a) (b)	900,000	943,883
Nabors Industries, Inc. 6.150%, due 02/15/18	4,000,000	4,267,888
Newfield Exploration Co. 7.125%, due 05/15/18	4,800,000	4,896,000
Northwest Pipeline Corp.
7.000%, due 06/15/16	2,500,000	2,887,540
6.050%, due 06/15/18	900,000	978,051
Panhandle Eastern Pipeline Co. 7.000%, due 06/15/18	1,850,000	2,055,570
Petrobras International Finance Co. 5.875%, due 03/01/18 (b)	5,000,000	5,246,745
Pioneer Natural Resources Co., Series A 7.200%, due 01/15/28	1,510,000	1,435,512
Questar Market Resources, Inc. 6.800%, due 03/01/20	1,450,000	1,580,216
Quicksilver Resources, Inc.
7.125%, due 04/01/16	2,400,000	2,292,000
8.250%, due 08/01/15	7,000,000	7,175,000
Range Resources Corp.
7.250%, due 05/01/18	2,525,000	2,603,906
8.000%, due 05/15/19	4,125,000	4,424,062
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.500%, due 09/30/14 (144A) (a)	1,500,000	1,617,452
Tennessee Gas Pipeline Co. 7.500%, due 04/01/17	3,500,000	3,965,878
Tesoro Corp. 9.750%, due 06/01/19	2,000,000	2,100,000
Williams Cos., Inc. (The) 7.875%, due 09/01/21	4,443,000	5,241,518
Williams Partners LP 5.250%, due 03/15/20 (144A) (a)	2,300,000	2,309,115
Williams Partners LP/Williams Partners Finance Corp.
7.250%, due 02/01/17	10,000,000	11,431,480

		164,901,029

MIST-98

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Paper & Forest Products—0.7%
Boise Paper Holdings LLC/Boise Co-Issuer Co. 8.000%, due 04/01/20 (144A) (a) (b)	$800,000	$806,000
Boise Paper Holdings LLC/Boise Finance Co. 9.000%, due 11/01/17 (144A) (a)	1,500,000	1,582,500
Cellu Tissue Holdings, Inc. 11.500%, due 06/01/14 (b)	1,700,000	1,904,000
Georgia-Pacific LLC 8.250%, due 05/01/16 (144A) (a)	3,000,000	3,285,000
Graham Packaging Co. LP/GPC Capital Corp. I
8.250%, due 01/01/17 (144A) (a) (b)	2,000,000	2,015,000
NewPage Corp. 11.375%, due 12/31/14 (b)	1,550,000	1,550,000
Weyerhaeuser Co. 7.375%, due 10/01/19 (b)	1,600,000	1,692,725

		12,835,225

Personal Products—0.6%
Elizabeth Arden, Inc. 7.750%, due 01/15/14	9,300,000	9,369,750
Mead Johnson Nutrition Co. 4.900%, due 11/01/19 (144A) (a)	1,600,000	1,583,926

		10,953,676

Pharmaceuticals—0.3%
Axcan Intermediate Holdings, Inc. 12.750%, due 03/01/16	2,500,000	2,762,500
Novartis Securities Investment, Ltd. 5.125%, due 02/10/19	3,075,000	3,264,943

		6,027,443

Real Estate Investment Trusts (REITs)—0.7%
DuPont Fabros Technology LP 8.500%, due 12/15/17 (144A) (a)	2,700,000	2,804,625
Felcor Lodging LP 10.000%, due 10/01/14 (b)	1,550,000	1,604,250
Health Care REIT, Inc. 6.125%, due 04/15/20	1,250,000	1,256,211
Host Marriott LP 6.375%, due 03/15/15	3,000,000	2,992,500
Omega Healthcare Investors, Inc. 7.500%, due 02/15/20 (144A) (a)	1,700,000	1,721,250
ProLogis
5.625%, due 11/15/16	1,129,000	1,093,578
6.875%, due 03/15/20 (b)	2,000,000	1,978,980

		13,451,394

Semiconductors & Semiconductor Equipment—0.8%
Advanced Micro Devices, Inc. 8.125%, due 12/15/17 (144A) (a) (b)	750,000	772,500
Analog Devices, Inc. 5.000%, due 07/01/14	1,800,000	1,902,805
Freescale Semiconductor, Inc.
8.875%, due 12/15/14 (b)	6,750,000	6,480,000
10.125%, due 03/15/18 (144A) (a) (b)	2,000,000	2,150,000
KLA-Tencor Corp. 6.900%, due 05/01/18	2,675,000	2,906,294

		14,211,599

Security Description	Par Amount	Value

Software—0.8%
First Data Corp. 9.875%, due 09/24/15 (b)	$4,600,000	$3,990,500
Open Solutions, Inc. 9.750%, due 02/01/15 (144A) (a)	3,500,000	3,031,875
Serena Software, Inc. 10.375%, due 03/15/16	2,425,000	2,376,500
Vangent, Inc. 9.625%, due 02/15/15	5,000,000	4,675,000

		14,073,875

Specialty Retail—1.2%
Inergy LP/Inergy Finance Corp. 8.250%, due 03/01/16	6,250,000	6,468,750
8.750%, due 03/01/15	1,350,000	1,419,187
Limited Brands, Inc. 6.900%, due 07/15/17	2,475,000	2,536,875
8.500%, due 06/15/19 (b)	1,750,000	1,960,000
7.600%, due 07/15/37	1,500,000	1,421,250
Toys R Us Property Co. I LLC 10.750%, due 07/15/17 (144A) (a)	4,900,000	5,512,500
Toys R Us Property Co. II LLC 8.500%, due 12/01/17 (144A) (a)	2,550,000	2,658,375

		21,976,937

Textiles, Apparel & Luxury Goods—1.2%
INVISTA, Inc. 9.250%, due 05/01/12 (144A) (a)	5,600,000	5,698,000
Jones Apparel Group, Inc. 6.125%, due 11/15/34	4,500,000	3,690,000
Levi Strauss & Co. 8.875%, due 04/01/16 (b)	6,300,000	6,615,000
Quiksilver, Inc. 6.875%, due 04/15/15	6,300,000	5,859,000

		21,862,000

Thrifts & Mortgage Finance—0.2%
Provident Funding Associates 10.250%, due 04/15/17 (144A) (a)	3,550,000	3,594,375

Trading Companies & Distributors—0.3%
Interline Brands, Inc. 8.125%, due 06/15/14	5,500,000	5,692,500

Transportation—0.5%
Bristow Group, Inc. 6.125%, due 06/15/13	2,875,000	2,882,188
7.500%, due 09/15/17	3,000,000	3,045,000
Commercial Barge Line Co. 12.500%, due 07/15/17 (b)	2,325,000	2,455,781
Travelport LLC 9.875%, due 09/01/14	800,000	840,000

		9,222,969

Wireless Telecommunication Services—1.6%
CC Holdings GS V LLC/Crown Castle GS III Corp.
7.750%, due 05/01/17 (144A) (a)	6,000,000	6,570,000

MIST-99

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Wireless Telecommunication Services—(Continued)
Intelsat Luxembourg S.A. 7.284%/11.250% , due 02/04/17 (d)	$4,000,000	$4,250,000
iPCS, Inc. 4.249%, due 05/01/14 (b) (e) (f)	4,142,777	3,687,072
MetroPCS Wireless, Inc. 9.250%, due 11/01/14 (b)	6,000,000	6,165,000
SBA Telecommunications, Inc. 8.250%, due 08/15/19 (144A) (a)	3,000,000	3,210,000
Sprint Nextel Corp. 8.375%, due 08/15/17	4,650,000	4,696,500
Telemar Norte Leste S.A. 9.500%, due 04/23/19 (144A) (a)	1,000,000	1,191,066

		29,769,638

Total Domestic Bonds & Debt Securities (Cost $1,469,431,428)		1,493,764,366

Convertible Bonds—12.5%

Aerospace & Defense—0.4%
GenCorp, Inc. 2.250%, due 11/15/24	3,560,000	3,359,750
L-3 Communications Corp. 3.000%, due 08/01/35	4,000,000	4,230,000

		7,589,750

Airlines—0.1%
UAL Corp. 4.500%, due 06/30/21 (b)	2,350,000	2,327,635

Automobiles—0.4%
Ford Motor Co. 4.250%, due 11/15/16	4,500,000	6,737,625

Beverages—0.4%
Central European Distribution Corp. 3.000%, due 03/15/13 (b)	1,988,000	1,786,715
Molson Coors Brewing Co. 2.500%, due 07/30/13 (b)	5,000,000	5,456,250

		7,242,965

Biotechnology—1.3%
Amgen, Inc. 0.125%, due 02/01/11	4,000,000	3,980,000
BioMarin Pharmaceutical, Inc. 2.500%, due 03/29/13	3,500,000	5,285,000
Decode Genetics, Inc. 3.500%, due 04/15/11 (c)	1,666,000	99,960
Fisher Scientific International, Inc. 3.250%, due 03/01/24 (b)	2,500,000	3,371,875
Gilead Sciences, Inc. 0.625%, due 05/01/13 (b)	5,000,000	6,318,750
Human Genome Sciences, Inc. 2.250%, due 10/15/11	2,000,000	4,010,000

		23,065,585

Security Description	Par Amount	Value

Chemicals—0.2%
Ferro Corp. 6.500%, due 08/15/13	$3,280,000	$3,173,400

Commercial & Professional Services—0.3%
Charles River Associates, Inc. 2.875%, due 06/15/34	6,000,000	6,112,500

Commercial Banks—0.0%
National City Corp. 4.000%, due 02/01/11	500,000	511,250

Communications Equipment—0.6%
ADC Telecommunications, Inc. 0.831%, due 06/15/13 (b) (e)	2,400,000	2,064,000
Ciena Corp. 0.250%, due 05/01/13 (b)	5,800,000	4,843,000
JDS Uniphase Corp. 1.000%, due 05/15/26	5,500,000	5,005,209

		11,912,209

Computers & Peripherals—0.9%
EMC Corp. 1.750%, due 12/01/11 (b)	4,000,000	4,865,000
NetApp, Inc. 1.750%, due 06/01/13	3,500,000	4,099,375
SanDisk Corp. 1.000%, due 05/15/13 (b)	8,600,000	7,471,250

		16,435,625

Diversified Financial Services—0.1%
Ingersoll-Rand Co., Ltd. - Class A 4.500%, due 04/15/12 (b)	1,000,000	2,020,000

Diversified Telecommunication Services—0.2%
Qwest Communications International, Inc. 3.500%, due 11/15/25	2,500,000	2,825,000

Electrical Equipment—0.8%
Evergreen Solar, Inc. 4.000%, due 07/15/13	3,350,000	1,751,280
General Cable Corp. 4.500%/2.250%, due 11/15/29 (g)	3,700,000	3,556,625
Roper Industries, Inc. 1.481%/0.00%, due 01/15/34 (g)	12,500,000	9,031,250

		14,339,155

Electronic Equipment, Instruments & Components—0.3%
Flir Systems, Inc. 3.000%, due 06/01/23	275,000	704,344
Itron, Inc. 2.500%, due 08/01/26	4,000,000	4,900,000

		5,604,344

Energy Equipment & Services—0.2%
Exterran Energy Corp. 4.750%, due 01/15/14	3,500,000	3,346,875

MIST-100

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Par Amount	Value

Food Products—0.4%
Archer-Daniels-Midland Co. 0.875%, due 02/15/14 (b)	$7,500,000	$7,471,875

Health Care Equipment & Supplies—0.2%
Medtronic, Inc. 1.500%, due 04/15/11	1,500,000	1,531,875
NuVasive, Inc. 2.250%, due 03/15/13	2,500,000	3,003,125

		4,535,000

Health Care Providers & Services—0.1%
Five Star Quality Care, Inc. 3.750%, due 10/15/26	1,500,000	1,237,500

Industrial Conglomerates—0.2%
Textron, Inc. 4.500%, due 05/01/13	1,600,000	2,784,000

Life Sciences Tools & Services—0.0%
Nektar Therapeutics 3.250%, due 09/28/12	900,000	898,875

Machinery—0.2%
Actuant Corp. 2.000%, due 11/15/23	1,400,000	1,510,250
Danaher Corp. 0.686%, due 01/22/21 (h)	2,500,000	2,900,000

		4,410,250

Media—0.8%
Liberty Media Corp. 3.250%, due 03/15/31	8,250,000	5,187,187
Omnicom Group, Inc. 0.000%, due 07/01/38 (b) (h)	3,000,000	2,985,000
Sinclair Broadcast Group, Inc. 6.000%, due 09/15/12	5,000,000	4,762,500
Virgin Media, Inc. 6.500%, due 11/15/16 (b)	1,825,000	2,255,244

		15,189,931

Metals & Mining—0.8%
Newmont Mining Corp. 1.250%, due 07/15/14 (b)	5,000,000	6,443,750
Placer Dome, Inc. 2.750%, due 10/15/23	5,550,000	8,748,187

		15,191,937

Multiline Retail—0.1%
Saks, Inc. 7.500%, due 12/01/13 (144A) (a)	1,300,000	2,335,125

Oil, Gas & Consumable Fuels—0.2%
Patriot Coal Corp. 3.250%, due 05/31/13	1,125,000	966,094
Quicksilver Resources, Inc. 1.875%, due 11/01/24	2,000,000	2,247,500

		3,213,594

Security Description	Par Amount	Value

Pharmaceuticals—1.0%
Alza Corp. 0.609%, due 07/28/20 (h)	$7,000,000	$6,623,750
Teva Pharmaceutical Finance Co. B.V. 1.750%, due 02/01/26 (b)	4,675,000	6,054,125
Teva Pharmaceutical Industries, Ltd. 0.250%, due 02/01/24	3,500,000	6,426,875

		19,104,750

Professional Services—0.4%
FTI Consulting, Inc. 3.750%, due 07/15/12	5,000,000	6,850,000

Real Estate Investment Trusts (REITs)—0.3%
ProLogis 3.250%, due 03/15/15 (b)	2,700,000	2,750,274
2.250%, due 04/01/37	2,100,000	2,052,750

		4,803,024

Semiconductors & Semiconductor Equipment—0.3%
Intel Corp. 2.950%, due 12/15/35 (b)	5,000,000	4,931,250

Software—1.0%
Concur Technologies, Inc. 2.500%, due 04/15/15 (144A) (a)	4,550,000	4,499,358
Salesforce.com, Inc. 0.750%, due 01/15/15 (144A) (a)	3,000,000	3,172,500
Sybase, Inc. 3.500%, due 08/15/29 (144A) (a) (b)	4,000,000	4,785,000
Symantec Corp. 0.750%, due 06/15/11	5,000,000	5,218,750

		17,675,608

Wireless Telecommunication Services—0.3%
SBA Communications Corp. 4.000%, due 10/01/14 (144A) (a)	4,500,000	6,131,250

Total Convertible Bonds (Cost $215,291,252)		230,007,887

Common Stocks—0.6%
Security Description	Shares	Value

Media—0.6%
Charter Communications, Inc. - Class A* (b)	326,622	11,268,459

Paper & Forest Products—0.0%
Indah Kiat Pulp and Paper Corp.*	1,867,500	453,868

Total Common Stocks (Cost $7,465,335)		11,722,327

Preferred Stocks—0.3%

Commercial Banks—0.2%
Fifth Third Capital Trust IV 6.500%, due 04/15/37 (b) (e)	4,200,000	3,570,000

MIST-101

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Preferred Stocks—(Continued)

Security Description	Shares	Value

Diversified Financial Services—0.1%
JPMorgan Chase & Co., Series 1 7.900%, due 12/31/49 (e)	1,650,000	$1,765,012

Thrifts & Mortgage Finance—0.0%
Federal National Mortgage Assoc. 0.000%, due 12/31/10* (e)	136,300	173,101

Total Preferred Stocks (Cost $7,944,840)		5,508,113

Convertible Preferred Stocks—3.7%

Commercial Banks—0.7%
Fifth Third Bancorp, Series G 8.500%, due 12/31/49	42,000	5,719,560
Wells Fargo & Co., Series L 7.500%, due 12/31/49	7,500	7,327,500

		13,047,060

Diversified Financial Services—1.5%
AMG Capital Trust I 5.100%, due 04/15/36	75,000	3,131,250
Bank of America Corp. 7.250%, due 12/31/49 (b)	9,000	8,775,000
Citigroup, Inc. 7.500%, due 12/15/12	60,000	7,312,800
Vale Capital, Ltd. 5.500%, due 06/15/10	160,725	9,191,461

		28,410,511

Insurance—0.2%
Hartford Financial Services Group, Inc. 7.250%, due 04/01/13* (b)	117,100	3,098,466

Metals & Mining—0.2%
Freeport-McMoRan Copper & Gold, Inc. 6.750%, due 05/01/10	30,000	3,479,100

Oil, Gas & Consumable Fuels—0.7%
El Paso Corp. 4.990%, due 12/31/49	5,500	5,404,630
Williams Holdings of Delaware, Inc. 5.500%, due 06/01/33	65,000	6,946,875

		12,351,505

Pharmaceuticals—0.4%
Mylan, Inc. 6.500%, due 11/15/10	5,500	7,480,000

Thrifts & Mortgage Finance—0.0%
Federal National Mortgage Assoc. 8.750%, due 05/13/11*	125,000	203,125

Total Convertible Preferred Stocks (Cost $65,674,309)		68,069,767

Warrants—0.0%
Security Description	Shares	Value

Chemicals—0.0%
Equistar Chemicals LP, expires 04/15/10*	234,336	$0

Media—0.0%
Charter Communications, Inc., expires 11/30/14*	19,873	124,206

Total Warrants (Cost $69,556)		124,206

Short-Term Investments—12.9%
Security Description	Shares/Par Amount	Value

Mutual Funds—12.1%
State Street Navigator Securities Lending Prime Portfolio (i)	223,216,105	223,216,105

Repurchase Agreement—0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/10 at 0.000% to be repurchased at $13,969,000 on 04/01/10 collateralized by $13,135,000 Federal Farm Credit Bank at 4.875% due 01/17/17 with a value of $14,251,475.	$13,969,000	13,969,000

Total Short-Term Investments (Cost $237,185,105)		237,185,105

Total Investments—110.9% (Cost $2,003,061,825#)		2,046,381,771

Other assets and liabilities (net)—(10.9)%		(200,844,269)

Net Assets—100.0%		$1,845,537,502

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $111,394,828 and $68,074,882 respectively, resulting in a net unrealized appreciation of $43,319,946.
(a)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $217,942,292 and the collateral received consisted of cash in the amount of $232,216,105. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Security is in default and/or issuer is in bankruptcy.
(d)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2010.
(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(g)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.

MIST-102

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

(h)	Zero coupon bond - Interest rate represents current yield to maturity.
(i)	Represents investment of collateral received from securities lending transactions.

Credit Composition as of March 31, 2010 (Unaudited)

Portfolio Composition by Credit Quality	Percent of Portfolio
AAA	0.3%
AA	0.5%
A	6.2%
BBB	15.2%
BB	27.3%
B	32.3%
Below B	11.7%
Equities/Others	6.5%

MIST-103

The futures contracts outstanding as of March 31, 2010 and the description and unrealized appreciation (depreciation) were as follows:

Futures Contracts
Futures Contracts - Short*	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 3/31/2010	Unrealized Appreciation
U.S. Treasury Note 10 Year Futures	06/21/2010	(200)	(23,255,644)	(23,250,000)	$5,644

*	Amounts shown in the tables above are indicative of the Portfolio’s typical activity in these types of contracts for the period ended March 31, 2010.

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Domestic Bonds & Debt Securities
Aerospace & Defense	$—	$31,187,125	$—	$31,187,125
Agriculture	—	1,409,981	—	1,409,981
Airlines	—	7,448,375	—	7,448,375
Auto Components	—	21,800,625	—	21,800,625
Automobiles	—	4,127,750	—	4,127,750
Beverages	—	7,532,678	—	7,532,678
Building Products	—	7,179,501	—	7,179,501
Capital Markets	—	6,337,037	—	6,337,037
Chemicals	—	53,643,200	—	53,643,200
Commercial & Professional Services	—	38,674,199	—	38,674,199
Commercial Banks	—	17,183,822	—	17,183,822
Communications Equipment	—	12,578,125	—	12,578,125
Computers & Peripherals	—	13,110,750	—	13,110,750
Consumer Finance	—	27,037,570	—	27,037,570
Containers & Packaging	—	52,622,007	—	52,622,007
Diversified Financial Services	—	67,169,951	—	67,169,951
Diversified Telecommunication Services	—	87,047,390	—	87,047,390
Electric Utilities	—	53,567,886	—	53,567,886
Electrical Equipment	—	28,968,233	—	28,968,233
Electronic Equipment, Instruments & Components	—	8,019,264	—	8,019,264
Energy Equipment & Services	—	40,857,220	—	40,857,220
Entertainment & Leisure	—	22,629,062	—	22,629,062
Food & Staples Retailing	—	24,214,969	—	24,214,969
Food Products	—	32,989,646	—	32,989,646
Gas Utilities	—	23,233,523	—	23,233,523
Health Care Equipment & Supplies	—	17,542,125	—	17,542,125
Health Care Providers & Services	—	82,019,533	—	82,019,533
Hotels, Restaurants & Leisure	—	72,963,191	—	72,963,191
Household Durables	—	20,176,123	—	20,176,123
Independent Power Producers & Energy Traders	—	28,574,194	—	28,574,194
Insurance	—	17,726,515	—	17,726,515
Internet & Catalog Retail	—	6,585,125	—	6,585,125
Internet Software & Services	3,640,000	—	—	3,640,000
IT Services	—	575,998	—	575,998
Leisure Equipment & Products	—	6,943,004	—	6,943,004
Life Sciences Tools & Services	—	11,237,722	—	11,237,722
Machinery	—	30,292,884	—	30,292,884
Manufacturing	—	15,721,750	—	15,721,750
Media	—	74,752,795	—	74,752,795
Metals & Mining	—	63,629,137	—	63,629,137
Multi-Utilities	—	1,031,998	—	1,031,998
Multiline Retail	—	21,209,723	—	21,209,723
Oil, Gas & Consumable Fuels	—	164,901,029	—	164,901,029
Paper & Forest Products	—	12,835,225	—	12,835,225
Personal Products	—	10,953,676	—	10,953,676

MIST-104

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

VALUATION INPUTS—(Continued)

Description	Level 1	Level 2	Level 3	Total
Pharmaceuticals	$—	$6,027,443	$—	$6,027,443
Real Estate Investment Trusts (REITs)	—	13,451,394	—	13,451,394
Semiconductors & Semiconductor Equipment	—	14,211,599	—	14,211,599
Software	—	14,073,875	—	14,073,875
Specialty Retail	—	21,976,937	—	21,976,937
Textiles, Apparel & Luxury Goods	—	21,862,000	—	21,862,000
Thrifts & Mortgage Finance	—	3,594,375	—	3,594,375
Trading Companies & Distributors	—	5,692,500	—	5,692,500
Transportation	—	9,222,969	—	9,222,969
Wireless Telecommunication Services	—	29,769,638	—	29,769,638
Total Domestic Bonds & Debt Securities	3,640,000	1,490,124,366	—	1,493,764,366
Total Convertible Bonds*	—	230,007,887	—	230,007,887

Common Stocks
Media	11,268,459	—	—	11,268,459
Paper & Forest Products	—	453,868	—	453,868
Total Common Stocks	11,268,459	453,868	—	11,722,327

Preferred Stocks
Commercial Banks	—	3,570,000	—	3,570,000
Diversified Financial Services	—	1,765,012	—	1,765,012
Thrifts & Mortgage Finance	173,101	—	—	173,101
Total Preferred Stocks	173,101	5,335,012	—	5,508,113

Convertible Preferred Stocks
Commercial Banks	13,047,060	—	—	13,047,060
Diversified Financial Services	25,279,261	3,131,250	—	28,410,511
Insurance	3,098,466	—	—	3,098,466
Metals & Mining	3,479,100	—	—	3,479,100
Oil, Gas & Consumable Fuels	—	12,351,505	—	12,351,505
Pharmaceuticals	7,480,000	—	—	7,480,000
Thrifts & Mortgage Finance	—	203,125	—	203,125
Total Convertible Preferred Stocks	52,383,887	15,685,880	—	68,069,767

Warrants
Chemicals	—	—	—	—
Media	124,206	—	—	124,206
Total Warrants	124,206	—	—	124,206

Short-Term Investments
Mutual Funds	223,216,105	—	—	223,216,105
Repurchase Agreement	—	13,969,000	—	13,969,000
Total Short-Term Investments	223,216,105	13,969,000	—	237,185,105

Total Investments	$290,805,758	$1,755,576,013	$—	$2,046,381,771

	Level 1		Level 2		Level 3
	Asset	Liability	Asset	Liability	Asset	Liability	Total
Futures Contracts**	$5,644	$—	$—	$—	$—	$—	$5,644

*	See Portfolio of Investments for additional detailed categorizations.
**	Derivative instruments such as futures contracts are valued based on the unrealized appreciation/depreciation on the instrument.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2009	Change in Unrealized Depreciation	Net Sales	Balance as of March 31, 2010
Common Stock
Media	$9,955,250	$(4,583,712)	$(5,371,538)	$—

Total	$9,955,250	$(4,583,712)	$(5,371,538)	$—

MIST-105

Met Investors Series Trust

Lord Abbett Growth and Income Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—96.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
Honeywell International, Inc.	223,200	$10,104,264
Lockheed Martin Corp.	157,900	13,140,438
Raytheon Co.	129,401	7,391,385

		30,636,087

Airlines—3.5%
AMR Corp.* (a)	546,888	4,982,150
Delta Air Lines, Inc.*	4,969,370	72,503,108

		77,485,258

Automobiles—1.8%
Ford Motor Co.*	3,116,453	39,173,814

Beverages—0.6%
PepsiCo, Inc.	214,200	14,171,472

Biotechnology—2.2%
Amgen, Inc.*	485,170	28,993,759
Gilead Sciences, Inc.*	431,800	19,638,264

		48,632,023

Capital Markets—8.7%
Bank of New York Mellon Corp.	1,741,760	53,785,549
Charles Schwab Corp. (The)	1,447,269	27,049,458
Franklin Resources, Inc.	165,699	18,376,019
Goldman Sachs Group, Inc. (The)	233,100	39,773,853
Morgan Stanley	1,087,489	31,852,553
State Street Corp.	479,239	21,632,848

		192,470,280

Chemicals—2.7%
Dow Chemical Co. (The)	828,824	24,508,326
Mosaic Co. (The)	419,600	25,499,092
Potash Corp. of Saskatchewan, Inc.	50,516	6,029,084
Praxair, Inc.	54,986	4,563,838

		60,600,340

Commercial Banks—12.5%
BB&T Corp.	418,974	13,570,568
KeyCorp	2,630,683	20,387,793
M&T Bank Corp. (a)	204,473	16,231,067
PNC Financial Services Group, Inc.	603,260	36,014,622
Regions Financial Corp. (a)	1,439,536	11,300,357
SunTrust Banks, Inc.	1,744,859	46,744,773
Wells Fargo & Co.	3,384,959	105,339,924
Zions Bancorporation(a)	1,282,363	27,981,161

		277,570,265

Computers & Peripherals—1.4%
EMC Corp.*	581,500	10,490,260
Hewlett-Packard Co.	377,830	20,081,665

		30,571,925

Diversified Financial Services—7.4%
Bank of America Corp.	3,192,833	56,992,069
Citigroup, Inc.*	6,436,210	26,066,651

Security Description	Shares	Value

Diversified Financial Services—(Continued)
JPMorgan Chase & Co.	1,827,242	$81,769,079

		164,827,799

Diversified Telecommunication Services—2.5%
AT&T, Inc.	1,386,343	35,823,103
Verizon Communications, Inc.	629,363	19,522,840

		55,345,943

Electric Utilities—0.4%
Southern Co.	293,861	9,744,431

Electrical Equipment—0.6%
Emerson Electric Co.	273,900	13,788,126

Energy Equipment & Services—3.8%
Halliburton Co.	1,016,399	30,624,102
Schlumberger, Ltd.	759,277	48,183,718
Smith International, Inc.	148,402	6,354,574

		85,162,394

Food & Staples Retailing—2.5%
Kroger Co. (The)	2,251,132	48,759,519
Wal-Mart Stores, Inc.	104,868	5,830,661

		54,590,180

Food Products—1.6%
Archer-Daniels-Midland Co.	935,463	27,034,881
Kraft Foods, Inc. - Class A	250,708	7,581,410

		34,616,291

Health Care Equipment & Supplies—1.4%
Boston Scientific Corp.*	1,276,221	9,214,316
Covidien Plc	450,679	22,660,140

		31,874,456

Health Care Providers & Services—1.7%
UnitedHealth Group, Inc.	1,171,610	38,276,499

Hotels, Restaurants & Leisure—2.7%
Carnival Corp.	386,666	15,033,574
Hyatt Hotels Corp. - Class A*	553,460	21,562,801
Marriott International, Inc. - Class A (a)	732,411	23,085,595

		59,681,970

Household Durables—0.6%
Pulte Homes, Inc.* (a)	1,268,103	14,266,159

Household Products—0.7%
Colgate-Palmolive Co.	169,000	14,408,940

Internet & Catalog Retail—1.6%
HSN, Inc.* (a)	1,195,157	35,185,422

Machinery—3.2%
Caterpillar, Inc. (a)	380,072	23,887,525
Eaton Corp.	624,114	47,289,118

		71,176,643

MIST-106

Met Investors Series Trust

Lord Abbett Growth and Income Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—2.4%
Comcast Corp. - Class A	1,365,354	$25,695,962
Omnicom Group, Inc.	172,217	6,683,742
Time Warner Cable, Inc.	240,026	12,795,786
Time Warner, Inc.	230,900	7,220,243

		52,395,733

Metals & Mining—4.1%
Barrick Gold Corp.	670,629	25,711,916
Cliffs Natural Resources, Inc.	388,720	27,579,684
Newmont Mining Corp.	330,538	16,834,300
United States Steel Corp. (a)	312,162	19,828,530

		89,954,430

Multi-Utilities—0.7%
PG&E Corp.	338,800	14,371,896

Multiline Retail—3.0%
JC Penney Co., Inc.	295,836	9,517,044
Kohl’s Corp.*	296,709	16,253,719
Target Corp.	785,492	41,316,879

		67,087,642

Oil, Gas & Consumable Fuels—13.0%
Anadarko Petroleum Corp.	50,677	3,690,806
Apache Corp.	48,800	4,953,200
Chevron Corp.	740,700	56,167,281
ConocoPhillips Co.	23,522	1,203,621
Devon Energy Corp.	140,200	9,033,086
El Paso Corp.	2,031,706	22,023,693
EOG Resources, Inc.	123,576	11,485,153
Exxon Mobil Corp.	1,193,623	79,948,869
Hess Corp.	209,499	13,104,162
Marathon Oil Corp.	698,521	22,101,204
Occidental Petroleum Corp.	27,271	2,305,490
Petroleo Brasileiro S.A. (ADR)	293,724	13,067,781
Southwestern Energy Co.*	48,400	1,970,848
Suncor Energy, Inc.	499,815	16,263,980
Valero Energy Corp.	429,800	8,467,060
XTO Energy, Inc.	473,375	22,333,833

		288,120,067

Pharmaceuticals—4.5%
Abbott Laboratories	554,435	29,207,636
Johnson & Johnson	323,459	21,089,527
Merck & Co., Inc.	402,659	15,039,313
Teva Pharmaceutical Industries, Ltd. (ADR)	533,296	33,640,312

		98,976,788

Real Estate Investment Trusts (REITs)—0.2%
Annaly Capital Management, Inc.	298,000	5,119,640

Road & Rail—1.1%
Hertz Global Holdings, Inc.* (a)	2,407,579	24,051,714

Semiconductors & Semiconductor Equipment—0.6%
Intel Corp.	589,400	13,120,044

Security Description	Shares /Par Amount	Value

Specialty Retail — 0.9%
Home Depot, Inc. (The)	214,905	$6,952,177
J. Crew Group, Inc.* (a)	275,148	12,629,293

		19,581,470

Textiles, Apparel & Luxury Goods—0.1%
NIKE, Inc. - Class B(a)	17,300	1,271,550

Total Common Stocks (Cost $1,711,616,212)		2,128,307,691

Short-Term Investments—6.3%

Mutual Funds—2.9%
State Street Navigator Securities Lending Prime Portfolio(b)	64,697,080	64,697,080

Repurchase Agreement—3.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/10 at 0.000% to be repurchased at $74,148,000 on 04/01/10 collateralized by $75,445,000 Federal Home Loan Bank at 2.300% due 09/05/13 with a value of $75,633,613.	$74,148,000	74,148,000

Total Short-Term Investments (Cost $138,845,080)		138,845,080

Total Investments—102.4% (Cost $1,850,461,292#)		2,267,152,771

Other assets and liabilities (net)—(2.4)%		(52,509,496)
Net Assets—100.0%		$2,214,643,275

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $443,072,276 and $26,380,797 respectively, resulting in a net unrealized appreciation of $416,691,479.
(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $82,576,235 and the collateral received consisted of cash in the amount of $64,697,080 and non-cash collateral with a value of $20,186,802. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-107

Met Investors Series Trust

Lord Abbett Growth and Income Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,128,307,691	$—	$—	$2,128,307,691

Short-Term Investments
Mutual Funds	64,697,080	—	—	64,697,080
Repurchase Agreement	—	74,148,000	—	74,148,000
Total Short-Term Investments	64,697,080	74,148,000	—	138,845,080

Total Investments	$2,193,004,771	$74,148,000	$—	$2,267,152,771

*	See Portfolio of Investments for additional detailed categorizations.

MIST-108

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—96.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.8%
Curtiss-Wright Corp.	49,200	$1,712,160
ITT Corp.	19,600	1,050,756

		2,762,916

Auto Components—0.6%
Lear Corp.*	28,800	2,285,280

Biotechnology—0.6%
Onyx Pharmaceuticals, Inc.*	76,855	2,327,169

Building Products—0.7%
Simpson Manufacturing Co., Inc.	65,500	1,818,280
Universal Forest Products, Inc.	16,900	650,988

		2,469,268

Capital Markets—3.1%
Jefferies Group, Inc. (a)	83,500	1,976,445
Lazard, Ltd. - Class A	206,300	7,364,910
Raymond James Financial, Inc.	75,600	2,021,544

		11,362,899

Chemicals—1.1%
Celanese Corp., Series A	50,000	1,592,500
Olin Corp.	126,700	2,485,854

		4,078,354

Commercial & Professional Services—0.7%
Republic Services, Inc.	85,586	2,483,706

Commercial Banks—11.8%
City National Corp. (a)	125,500	6,773,235
Comerica, Inc.	172,900	6,577,116
Commerce Bancshares, Inc.	78,250	3,219,205
Cullen/Frost Bankers, Inc. (a)	79,400	4,430,520
FirstMerit Corp.	84,600	1,824,822
KeyCorp	763,800	5,919,450
M&T Bank Corp. (a)	68,843	5,464,757
Signature Bank*	19,193	711,101
SunTrust Banks, Inc.	109,900	2,944,221
TCF Financial Corp. (a)	175,304	2,794,346
Whitney Holding Corp. (a)	79,700	1,099,063
Zions Bancorporation (a)	78,600	1,715,052

		43,472,888

Computers & Peripherals—1.5%
Diebold, Inc.	90,700	2,880,632
QLogic Corp.*	123,500	2,507,050

		5,387,682

Containers & Packaging—1.5%
Ball Corp.	66,722	3,561,620
Greif, Inc. - Class A	6,200	340,504
Owens-Illinois, Inc.*	40,600	1,442,924

		5,345,048

Security Description	Shares	Value

Diversified Telecommunication Services—1.4%
CenturyTel, Inc. (a)	141,857	$5,030,249

Electric Utilities—0.5%
Northeast Utilities	70,958	1,961,279

Electrical Equipment—1.1%
AMETEK, Inc.	77,100	3,196,566
Roper Industries, Inc. (a)	12,900	746,136

		3,942,702

Electronic Equipment, Instruments & Components—1.4%
Trimble Navigation, Ltd.* (a)	131,000	3,762,320
Tyco Electronics, Ltd.	55,100	1,514,148

		5,276,468

Energy Equipment & Services—2.1%
Halliburton Co.	163,829	4,936,168
Weatherford International, Ltd.*	182,500	2,894,450

		7,830,618

Food Products—0.3%
J.M. Smucker Co. (The)	18,600	1,120,836

Gas Utilities—1.9%
EQT Corp.	130,600	5,354,600
Questar Corp.	41,600	1,797,120

		7,151,720

Health Care Equipment & Supplies—3.5%
Cooper Cos., Inc. (The) (a)	121,700	4,731,696
DENTSPLY International, Inc. (a)	43,800	1,526,430
Kinetic Concepts, Inc.* (a)	72,600	3,471,006
Varian Medical Systems, Inc.*	21,000	1,161,930
Zimmer Holdings, Inc.*	31,600	1,870,720

		12,761,782

Health Care Providers & Services—7.6%
AmerisourceBergen Corp.	130,600	3,776,952
CIGNA Corp.	99,500	3,639,710
DaVita, Inc.*	58,900	3,734,260
HEALTHSOUTH Corp.* (a)	136,282	2,548,474
Humana, Inc.*	49,100	2,296,407
McKesson Corp.	45,099	2,963,906
Patterson Cos., Inc. (a)	225,500	7,001,775
Universal Health Services, Inc. - Class B	53,300	1,870,297

		27,831,781

Hotels, Restaurants & Leisure—2.3%
Marriott International, Inc. - Class A (a)	141,207	4,450,845
Starwood Hotels & Resorts Worldwide, Inc.	89,200	4,160,288

		8,611,133

Household Durables—1.3%
Fortune Brands, Inc.	98,200	4,763,682

MIST-109

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—1.3%
Tyco International, Ltd.	124,400	$4,758,300

Insurance—2.8%
ACE, Ltd.	29,588	1,547,452
Aon Corp.	40,800	1,742,568
Markel Corp.* (a)	5,700	2,135,562
PartnerRe, Ltd.	50,570	4,031,441
W.R. Berkley Corp.	34,200	892,278

		10,349,301

Internet & Catalog Retail—0.8%
NutriSystem, Inc. (a)	170,700	3,040,167

IT Services—2.9%
Fiserv, Inc.*	72,500	3,680,100
VeriFone Holdings, Inc.* (a)	351,500	7,103,815

		10,783,915

Machinery—6.3%
Eaton Corp.	91,700	6,948,109
Kennametal, Inc. (a)	105,300	2,961,036
Pall Corp.	32,200	1,303,778
Parker Hannifin Corp.	65,300	4,227,522
Pentair, Inc.	32,600	1,161,212
SPX Corp.	12,100	802,472
WABCO Holdings, Inc.*	197,500	5,909,200

		23,313,329

Media—3.8%
Interpublic Group Cos., Inc.*	899,680	7,485,338
Omnicom Group, Inc.	163,500	6,345,435

		13,830,773

Metals & Mining—4.7%
Agnico-Eagle Mines, Ltd.	59,000	3,284,530
IAMGOLD Corp.	81,948	1,083,352
Reliance Steel & Aluminum Co.	121,200	5,966,676
Steel Dynamics, Inc.	159,900	2,793,453
United States Steel Corp. (a)	64,900	4,122,448

		17,250,459

Multi-Utilities—1.0%
CMS Energy Corp. (a)	250,076	3,866,175

Multiline Retail—2.9%
Big Lots, Inc.*	79,700	2,902,674
Family Dollar Stores, Inc.	106,000	3,880,660
JC Penney Co., Inc.	61,100	1,965,587
Nordstrom, Inc.	47,500	1,940,375

		10,689,296

Oil, Gas & Consumable Fuels—5.0%
Cabot Oil & Gas Corp.	59,800	2,200,640
El Paso Corp.	523,600	5,675,824
EOG Resources, Inc.	19,938	1,853,038
Forest Oil Corp.* (a)	28,000	722,960

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Noble Energy, Inc.	25,900	$1,890,700
Williams Cos., Inc. (The)	263,300	6,082,230

		18,425,392

Pharmaceuticals—3.9%
Mylan, Inc.* (a)	261,609	5,941,140
Warner Chilcott Plc - Class A* (a)	238,600	6,096,230
Watson Pharmaceuticals, Inc.*	54,700	2,284,819

		14,322,189

Real Estate Investment Trusts (REITs)—0.8%
Alexandria Real Estate Equities, Inc. (a)	44,300	2,994,680

Road & Rail—1.9%
Heartland Express, Inc. (a)	102,400	1,689,600
Kansas City Southern*	144,100	5,212,097

		6,901,697

Semiconductors & Semiconductor Equipment—3.2%
Analog Devices, Inc.	54,000	1,556,280
Micron Technology, Inc.*	407,800	4,237,042
National Semiconductor Corp.	175,500	2,535,975
Xilinx, Inc.	135,500	3,455,250

		11,784,547

Software—5.6%
Adobe Systems, Inc.*	129,489	4,580,026
Autodesk, Inc.*	141,328	4,157,870
CA, Inc.	137,100	3,217,737
Intuit, Inc.*	163,000	5,597,420
McAfee, Inc.*	80,451	3,228,498

		20,781,551

Specialty Retail—2.8%
American Eagle Outfitters, Inc.	209,000	3,870,680
Children’s Place Retail Stores, Inc. (The)* (a)	26,700	1,189,485
Guess?, Inc.	13,900	653,022
PetSmart, Inc.	113,800	3,637,048
Pier 1 Imports, Inc.* (a)	156,500	996,905

		10,347,140

Textiles, Apparel & Luxury Goods—0.1%
Fossil, Inc.*	11,400	430,236

Thrifts & Mortgage Finance—0.5%
Washington Federal, Inc.	97,400	1,979,168

Total Common Stocks (Cost $287,715,501)		354,105,775

MIST-110

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Short-Term Investments—15.3%

Security Description	Shares/Par Amount	Value

Mutual Funds—11.6%
State Street Navigator Securities Lending Prime Portfolio (b)	42,790,579	$42,790,579

Repurchase Agreement—3.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/10 at 0.000% to be repurchased at $13,515,000 on 04/01/10 collateralized by $13,755,000 Federal Home Loan Bank at 2.300% due 09/05/13 with a value of $13,789,388.	$13,515,000	13,515,000

Total Short-Term Investments (Cost $56,305,579)		56,305,579

Total Investments—111.4% (Cost $344,021,080#)		410,411,354
Other assets and liabilities (net)—(11.4)%		(41,899,643)

Net Assets—100.0%		$368,511,711

*	Non-Income Producing Security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $69,348,454 and $2,958,180 respectively, resulting in a net unrealized appreciation of $66,390,274.
(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $43,003,368 and the collateral received consisted of cash in the amount of $42,790,579 and non-cash collateral with a value of $1,273,711. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of collateral received from securities lending transactions.

MIST-111

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$354,105,775	$—	$—	$354,105,775

Short-Term Investments
Mutual Funds	42,790,579	—	—	42,790,579
Repurchase Agreement	—	13,515,000	—	13,515,000

Total Short-Term Investments	42,790,579	13,515,000	—	56,305,579

Total Investments	$396,896,354	$13,515,000	$—	$410,411,354

*	See Portfolio of Investments for additional detailed categorizations.

MIST-112

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Affiliated Investment Companies—100.0% of Net Assets

Security Description	Shares	Value

Artio International Stock Portfolio (Class A) (b)	2,841,541	$26,852,566
BlackRock Large Cap Value Portfolio (Class A) (b)	3,439,437	34,188,001
Clarion Global Real Estate Portfolio (Class A) (a)	3,518,528	34,446,387
Davis Venture Value Portfolio (Class A) (b)	2,079,614	60,932,695
Goldman Sachs Mid Cap Value Portfolio (Class A) (a)	1,255,327	14,210,301
Harris Oakmark International Portfolio (Class A) (a)	2,157,609	27,509,518
Janus Forty Portfolio (Class A) (a)	409,475	27,737,824
Jennison Growth Portfolio (Class A) (b)	5,515,721	61,941,543
Legg Mason Partners Aggressive Growth Portfolio (Class A) (a)	4,203,450	27,574,630
Lord Abbett Growth and Income Portfolio (Class A) (a)	1,681,680	34,608,976
Met/AIM Small Cap Growth Portfolio (Class A) (a)	2,945,402	35,227,010
Met/Artisan Mid Cap Value Portfolio (Class A) (b)	88,454	13,539,691
Met/Dimensional International Small Company Portfolio (Class A) (b)	1,317,044	20,282,477
MFS® Emerging Markets Equity Portfolio (Class A) (a)	2,084,583	20,595,682
MFS® Research International Portfolio (Class A) (a)	2,818,969	26,611,067

Security Description	Shares	Value

MFS® Value Portfolio (Class A) (b)	2,895,161	$33,786,533
Rainier Large Cap Equity Portfolio (Class A) (a)	7,496,303	55,472,642
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	2,530,598	21,206,411
Third Avenue Small Cap Value Portfolio (Class A) (a)	2,593,198	34,774,781
Turner Mid Cap Growth Portfolio (Class A) (a)	1,846,206	21,434,455
Van Eck Global Natural Resources Portfolio (Class A) (b)	1,317,588	20,672,951
Van Kampen Comstock Portfolio (Class A) (a)	3,824,590	34,230,077

Total Affiliated Investment Companies (Cost $661,107,941)		687,836,218

Total Investments—100.0% (Cost $661,107,941#)		687,836,218
Other assets and liabilities (net)—0.0%		(212,289)

Net Assets—100.0%		$687,623,929

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $57,554,239 and $30,825,962 respectively, resulting in a net unrealized appreciation of $26,728,277.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

MIST-113

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$687,836,218	$—	$—	$687,836,218

Total Investments	$687,836,218	$—	$—	$687,836,218

MIST-114

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Affiliated Investment Companies—100.0% of Net Assets

Security Description	Shares	Value

Artio International Stock Portfolio (Class A) (b)	24,123,060	$227,962,915
BlackRock Bond Income Portfolio (Class A) (b)	1,340,851	142,840,909
BlackRock High Yield Portfolio (Class A) (a)	17,455,596	147,848,899
BlackRock Large Cap Value Portfolio (Class A) (b)	38,922,883	386,893,454
Clarion Global Real Estate Portfolio (Class A) (a)	15,926,009	155,915,624
Davis Venture Value Portfolio (Class A) (b)	18,306,289	536,374,267
Goldman Sachs Mid Cap Value Portfolio (Class A) (a)	14,202,312	160,770,167
Harris Oakmark International Portfolio (Class A) (a)	18,315,284	233,519,877
Janus Forty Portfolio (Class A) (a)	2,316,609	156,927,070
Jennison Growth Portfolio (Class A) (b)	27,740,425	311,524,978
Lazard Mid Cap Portfolio (Class A) (a)	7,747,604	78,095,844
Legg Mason Partners Aggressive Growth Portfolio (Class A) (a)	23,781,774	156,008,436
Loomis Sayles Global Markets Portfolio (Class A) (a)	14,903,199	155,440,362
Lord Abbett Bond Debenture Portfolio (Class A) (a)	17,356,882	220,605,966
Lord Abbett Growth and Income Portfolio (Class A) (a)	11,417,912	234,980,622
Met/AIM Small Cap Growth Portfolio (Class A) (a)	13,329,809	159,424,511
Met/Artisan Mid Cap Value Portfolio (Class A) (b)	1,001,071	153,233,963
Met/Dimensional International Small Company Portfolio (Class A) (b)	9,938,446	153,052,070
Met/Templeton International Bond Portfolio (Class A) (a)	12,873,799	151,395,882
MFS® Emerging Markets Equity Portfolio (Class A) (a)	7,864,082	77,697,133

Security Description	Shares	Value

MFS® Research International Portfolio (Class A) (a)	23,933,324	$225,930,579
MFS® Value Portfolio (Class A) (b)	32,766,408	382,383,979
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	25,047,970	283,543,023
PIMCO Total Return Portfolio (Class A) (a)	87,444,323	1,082,560,723
Rainier Large Cap Equity Portfolio (Class A) (a)	42,411,608	313,845,901
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	19,087,938	159,956,925
Third Avenue Small Cap Value Portfolio (Class A) (a)	17,605,120	236,084,663
Turner Mid Cap Growth Portfolio (Class A)(a)	13,924,492	161,663,348
Van Eck Global Natural Resources Portfolio (Class A) (b)	4,969,805	77,976,242
Van Kampen Comstock Portfolio (Class A) (a)	34,626,808	309,909,931
Western Asset Management U.S. Government Portfolio (Class A) (b)	29,514,642	355,946,583

Total Affiliated Investment Companies (Cost $7,197,749,279)		7,590,314,846

Total Investments—100.0% (Cost $7,197,749,279#)		7,590,314,846

Other assets and liabilities (net)—0.0%		(1,957,181)
Net Assets—100.0%		$7,588,357,665

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $557,459,352 and $164,893,785 respectively, resulting in a net unrealized appreciation of $392,565,567.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

MIST-115

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$7,590,314,846	$—	$—	$7,590,314,846

Total Investments	$7,590,314,846	$—	$—	$7,590,314,846

MIST-116

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Affiliated Investment Companies—100.0% of Net Assets

Security Description	Shares	Value

Artio International Stock Portfolio (Class A) (b)	4,409,449	$41,669,290
BlackRock Bond Income Portfolio (Class A) (b)	734,161	78,210,126
BlackRock High Yield Portfolio (Class A) (a)	7,173,686	60,761,117
BlackRock Large Cap Value Portfolio (Class A) (b)	10,676,364	106,123,059
Clarion Global Real Estate Portfolio (Class A) (a)	2,184,851	21,389,689
Davis Venture Value Portfolio (Class A) (b)	2,151,456	63,037,654
Goldman Sachs Mid Cap Value Portfolio (Class A) (a)	3,898,993	44,136,597
Harris Oakmark International Portfolio (Class A) (a)	3,348,495	42,693,309
Jennison Growth Portfolio (Class A) (b)	3,804,951	42,729,605
Lazard Mid Cap Portfolio (Class A) (a)	2,125,728	21,427,336
Loomis Sayles Global Markets Portfolio (Class A) (a)	4,087,631	42,633,987
Lord Abbett Bond Debenture Portfolio (Class A) (a)	11,094,960	141,016,945
Lord Abbett Growth and Income Portfolio (Class A) (a)	2,088,418	42,979,652
Met/AIM Small Cap Growth Portfolio (Class A) (a)	1,829,486	21,880,653
Met/Artisan Mid Cap Value Portfolio (Class A) (b)	137,244	21,008,009
Met/Templeton International Bond Portfolio (Class A) (a)	3,528,425	41,494,276
MFS® Research International Portfolio (Class A) (a)	2,186,896	20,644,300

Security Description	Shares	Value

MFS® Value Portfolio (Class A) (b)	8,984,776	$104,852,335
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	18,853,658	213,423,414
PIMCO Total Return Portfolio (Class A) (a)	38,309,451	474,271,000
Rainier Large Cap Equity Portfolio (Class A) (a)	5,817,801	43,051,729
Third Avenue Small Cap Value Portfolio (Class A) (a)	1,610,558	21,597,588
Van Eck Global Natural Resources Portfolio (Class A) (b)	1,363,570	21,394,419
Van Kampen Comstock Portfolio (Class A) (a)	7,122,799	63,749,048
Western Asset Management U.S. Government Portfolio (Class A) (b)	19,390,928	233,854,593

Total Affiliated Investment Companies (Cost $1,811,066,083)		2,030,029,730

Total Investments—100.0% (Cost $1,811,066,083#)		2,030,029,730
Other assets and liabilities (net)—0.0%		(605,926)

Net Assets—100.0%		$2,029,423,804

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $219,074,826 and $111,179 respectively, resulting in a net unrealized appreciation of $218,963,647.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

MIST-117

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$2,030,029,730	$—	$—	$2,030,029,730
Total Investments	$2,030,029,730	$—	$—	$2,030,029,730

MIST-118

Met Investors Series Trust

MetLife Growth Strategy Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Affiliated Investment Companies—100.0% of Net Assets

Security Description	Shares	Value

Artio International Stock Portfolio (Class A) (b)	22,389,342	$211,579,279
BlackRock High Yield Portfolio (Class A) (a)	8,097,596	68,586,634
BlackRock Large Cap Value Portfolio (Class A) (b)	43,379,026	431,187,523
Clarion Global Real Estate Portfolio (Class A) (a)	22,185,903	217,199,985
Davis Venture Value Portfolio (Class A) (b)	19,425,294	569,161,113
Goldman Sachs Mid Cap Value Portfolio (Class A) (a)	13,198,793	149,410,331
Harris Oakmark International Portfolio (Class A) (a)	22,668,623	289,024,940
Janus Forty Portfolio (Class A) (a)	3,228,176	218,676,647
Jennison Growth Portfolio (Class A) (b)	45,089,388	506,353,832
Legg Mason Partners Aggressive Growth Portfolio (Class A) (a)	44,191,796	289,898,184
Loomis Sayles Global Markets Portfolio (Class A) (a)	13,839,994	144,351,134
Lord Abbett Bond Debenture Portfolio (Class A) (a)	5,367,904	68,226,065
Lord Abbett Growth and Income Portfolio (Class A) (a)	14,139,936	290,999,892
Met/AIM Small Cap Growth Portfolio (Class A) (a)	24,773,869	296,295,471
Met/Artisan Mid Cap Value Portfolio (Class A) (b)	929,594	142,292,970
Met/Dimensional International Small Company Portfolio (Class A) (b)	9,224,254	142,053,505
Met/Templeton International Bond Portfolio (Class A) (a)	11,950,040	140,532,465
MFS® Emerging Markets Equity Portfolio (Class A) (a)	14,603,159	144,279,206

Security Description	Shares	Value

MFS® Research International Portfolio (Class A) (a)	29,612,463	$279,541,655
MFS® Value Portfolio (Class A) (b)	36,507,659	426,044,385
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	23,225,816	262,916,241
PIMCO Total Return Portfolio (Class A) (a)	27,037,550	334,724,872
Rainier Large Cap Equity Portfolio (Class A) (a)	59,099,619	437,337,180
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	17,737,181	148,637,578
Third Avenue Small Cap Value Portfolio (Class A) (a)	27,261,696	365,579,349
Turner Mid Cap Growth Portfolio (Class A) (a)	12,942,611	150,263,715
Van Eck Global Natural Resources Portfolio (Class A) (b)	9,235,171	144,899,826
Van Kampen Comstock Portfolio (Class A) (a)	32,152,524	287,765,094

Total Affiliated Investment Companies (Cost $6,993,261,474)		7,157,819,071

Total Investments—100.0% (Cost $6,993,261,474#)		7,157,819,071
Other assets and liabilities (net)—0.0%		(1,862,870)

Net Assets—100.0%		$7,155,956,201

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $551,895,683 and $387,338,086 respectively, resulting in a net unrealized appreciation of $164,557,597.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

MIST-119

Met Investors Series Trust

MetLife Growth Strategy Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$7,157,819,071	$—	$—	$7,157,819,071
Total Investments	$7,157,819,071	$—	$—	$7,157,819,071

MIST-120

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Affiliated Investment Companies—100.0% of Net Assets

Security Description	Shares	Value

Artio International Stock Portfolio (Class A) (b)	7,185,885	$67,906,612
BlackRock Bond Income Portfolio (Class A) (b)	599,258	63,838,932
BlackRock High Yield Portfolio (Class A) (a)	7,800,691	66,071,856
BlackRock Large Cap Value Portfolio (Class A) (b)	20,862,480	207,373,047
Clarion Global Real Estate Portfolio (Class A) (a)	7,114,073	69,646,776
Davis Venture Value Portfolio (Class A) (b)	7,009,517	205,378,836
Goldman Sachs Mid Cap Value Portfolio (Class A) (a)	6,341,846	71,789,694
Harris Oakmark International Portfolio (Class A) (a)	5,455,556	69,558,345
Jennison Growth Portfolio (Class A) (b)	9,292,655	104,356,515
Lazard Mid Cap Portfolio (Class A) (a)	3,460,288	34,879,707
Loomis Sayles Global Markets Portfolio (Class A) (a)	6,656,981	69,432,309
Lord Abbett Bond Debenture Portfolio (Class A) (a)	12,927,338	164,306,468
Lord Abbett Growth and Income Portfolio (Class A) (a)	5,099,872	104,955,373
Met/AIM Small Cap Growth Portfolio (Class A) (a)	2,976,166	35,594,946
Met/Artisan Mid Cap Value Portfolio (Class A) (b)	223,581	34,223,527
Met/Dimensional International Small Company Portfolio (Class A) (b)	2,220,376	34,193,793
Met/Templeton International Bond Portfolio (Class A) (a)	5,751,481	67,637,412
MFS® Emerging Markets Equity Portfolio (Class A) (a)	3,513,267	34,711,073
MFS® Research International Portfolio (Class A) (a)	7,129,944	67,306,675

Security Description	Shares	Value

MFS® Value Portfolio (Class A) (b)	17,564,931	$204,982,750
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	16,794,102	190,109,231
PIMCO Total Return Portfolio (Class A) (a)	54,710,451	677,315,381
Rainier Large Cap Equity Portfolio (Class A) (a)	14,205,732	105,122,419
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	4,261,804	35,713,915
Third Avenue Small Cap Value Portfolio (Class A) (a)	7,862,057	105,430,185
Turner Mid Cap Growth Portfolio (Class A) (a)	3,108,456	36,089,180
Van Eck Global Natural Resources Portfolio (Class A) (b)	2,219,262	34,820,214
Van Kampen Comstock Portfolio (Class A) (a)	15,468,455	138,442,675
Western Asset Management U.S. Government Portfolio (Class A) (b)	21,105,414	254,531,287

Total Affiliated Investment Companies (Cost $3,060,904,629)		3,355,719,133

Total Investments—100.0% (Cost $3,060,904,629#)		3,355,719,133
Other assets and liabilities (net)—0.0%		(886,026)

Net Assets—100.0%		$3,354,833,107

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $314,394,114 and $19,579,610 respectively, resulting in a net unrealized appreciation of $294,814,504.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

MIST-121

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$3,355,719,133	$—	$—	$3,355,719,133
Total Investments	$3,355,719,133	$—	$—	$3,355,719,133

MIST-122

Met Investors Series Trust

MFS ® Emerging Markets Equity Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—97.1% of Net Assets

Security Description	Shares	Value

Bermuda—1.6%
Credicorp, Ltd.	29,935	$2,639,669
Li & Fung, Ltd.	2,068,000	10,128,788

		12,768,457

Brazil—13.4%
Anhanguera Educacional Participacoes S.A.*	367,100	5,312,707
Banco Santander Brasil S.A.	179,500	2,213,973
BM&F BOVESPA S.A.	472,900	3,195,037
Brasil Brokers Participacoes	789,700	3,434,345
CIA Brasileira de Meios de Pagamento	401,040	3,769,490
Companhia de Bebidas das Americas (ADR) (a)	59,915	5,491,809
CPFL Energia S.A.	82,400	1,635,007
CSU Cardsystem S.A.*	997,868	4,468,442
Diagnosticos da America S.A.	595,000	5,208,608
Duratex S.A.	234,189	2,017,228
Empresa Brasileira de Aeronautica S.A. (ADR) (a)	49,018	1,174,471
Equatorial Energia S.A.	175,800	1,542,893
Fleury S.A.*	521,700	5,562,302
Itau Unibanco Banco Multiplo S.A. (ADR) (a)	316,564	6,961,242
Kroton Educacional S.A.	418,523	3,898,590
Petroleo Brasileiro S.A. (ADR) (a)	511,088	22,738,305
Redecard S.A.	233,400	4,309,004
Totvs S.A.	42,200	2,651,990
Vale S.A. (ADR) (a)	662,238	21,317,441
Vivo Participacoes S.A. (ADR)	108,159	2,932,190

		109,835,074

Cayman Islands—3.4%
Hengan International Group Co., Ltd.	743,000	5,528,146
Sands China, Ltd.*	8,708,400	13,785,886
Stella International Holdings, Ltd.	4,276,000	8,738,871

		28,052,903

Chile—1.0%
Banco Santander Chile S.A. (ADR) (a)	65,988	4,501,701
Empresa Nacional de Telecomunicaciones S.A.	122,861	1,674,663
Enersis S.A. (ADR)	102,107	2,041,119

		8,217,483

China—7.1%
Anhui Conch Cement Co., Ltd. - Class H	1,320,000	8,702,629
Bank of China, Ltd.	20,697,000	10,982,776
China Construction Bank Corp.	18,753,000	15,303,676
China Life Insurance Co., Ltd.	2,450,000	11,768,907
China Merchants Bank Co., Ltd.	506,680	1,367,658
China Pacific Insurance (Group) Co., Ltd. - Class H*	445,600	1,975,373
China Shenhua Energy Co., Ltd.	1,769,000	7,587,956

		57,688,975

Colombia—0.3%
Bancolombia S.A. (ADR) (a)	50,161	2,290,351

Egypt—0.5%
Commercial International Bank Egypt SAE (GDR)	327,650	3,833,505

Security Description	Shares	Value

Hong Kong—6.8%
China Mobile, Ltd.	686,500	$6,591,738
China Overseas Land & Investment, Ltd.	3,012,000	6,780,730
China Unicom, Ltd. (ADR) (a)	428,336	4,775,946
CNOOC, Ltd.	8,867,000	14,588,582
First Pacific Co., Ltd.	15,014,800	9,697,271
Hang Lung Properties, Ltd.	1,881,000	7,546,243
Hong Kong Exchanges & Clearing, Ltd.	328,800	5,477,513

		55,458,023

Hungary—0.6%
OTP Bank Nyrt. (GDR)*	267,363	5,039,793

India—9.9%
BEML, Ltd.	155,022	3,627,261
Dabur India, Ltd.	2,306,542	8,161,054
Housing Development Finance Corp., Ltd.	183,464	11,102,752
Infosys Technologies, Ltd. (ADR) (a)	316,069	18,600,661
National Aluminium Co., Ltd.	346,567	3,106,067
Oil & Natural Gas Corp., Ltd.	403,107	9,813,784
Reliance Industries, Ltd.	483,970	11,588,623
Steel Authority of India, Ltd.	2,628,618	14,793,260

		80,793,462

Indonesia—1.6%
PT Astra International Tbk	1,944,000	8,955,403
PT XL Axiata Tbk*	10,640,000	4,089,119

		13,044,522

Israel—1.8%
Teva Pharmaceutical Industries, Ltd. (ADR)	238,760	15,060,981

Luxembourg—0.3%
Tenaris S.A. (ADR) (a)	66,145	2,840,266

Malaysia—3.1%
Genting Berhad	2,322,200	4,693,448
Public Bank Berhad	4,871,735	17,433,928
Tradewinds (Malaysia) Berhad	3,297,500	3,214,636

		25,342,012

Mexico—6.1%
America Movil S.A.B. de C.V. (ADR)	238,210	11,991,491
Banco Compartamos S.A. de C.V.	463,300	2,624,890
Bolsa Mexicana de Valores S.A. de C.V.*	2,703,300	4,306,297
Corporacion Moctezuma S.A.B. de C.V. (a)	1,678,700	4,570,583
Genomma Lab Internacional S.A. de C.V.* (a)	2,176,200	7,596,537
Grupo Continental S.A.	1,846,482	5,597,674
Grupo Mexico S.A.B. de C.V., Series B	1,173,293	3,157,325
Grupo Televisa S.A. (ADR)	240,262	5,050,307
Kimberly-Clark de Mexico, S.A.B. de C.V. - Class A (a)	368,089	2,091,143
Urbi, Desarrollos Urbanos, S.A. de C.V.* (a)	1,205,926	2,798,211

		49,784,458

Panama—0.4%
Copa Holdings S.A. - Class A	47,827	2,907,882

MIST-123

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Philippines—0.8%
Manila Water Co.	9,808,000	$3,415,560
Philippine Long Distance Telephone Co.	66,136	3,538,966

		6,954,526

Russia—8.2%
Gazprom (ADR)	834,565	19,513,840
LUKOIL (ADR)	262,379	14,876,889
Magnitogorsk Iron & Steel Works (GDR)*	380,800	4,615,296
Metal and Metallurgical Co. Norilsk Nickel (ADR)*	334,750	6,162,747
Mobile Telesystems (ADR)	143,265	7,951,207
Novolipetsk Steel (GDR)*	134,950	4,676,018
Rosneft Oil Co. (GDR)*	707,850	5,613,251
Tatneft (ADR)	125,650	3,932,845

		67,342,093

South Africa—7.1%
Anglo Platinum, Ltd.*	72,860	7,358,521
Foschini, Ltd.	688,334	6,284,446
Gold Fields, Ltd.	349,024	4,377,877
Lewis Group, Ltd.	672,563	5,183,811
Massmart Holdings, Ltd.	281,812	4,171,596
MTN Group, Ltd.	832,130	12,705,547
Naspers, Ltd. - Class N	203,562	8,777,385
Shoprite Holdings, Ltd.	416,298	4,126,262
Tiger Brands, Ltd.	185,010	4,627,050

		57,612,495

South Korea—7.7%
Hana Financial Group, Inc.	290,130	8,992,081
KT&G Corp.	119,117	6,590,797
POSCO	11,156	5,218,003
Samsung Electronics Co., Ltd.	48,326	34,953,083
Samsung Fire & Marine Insurance Co., Ltd.	43,196	6,925,153

		62,679,117

Taiwan—9.1%
Acer, Inc.	3,487,240	10,291,110
Formosa Plastics Corp.	2,767,000	6,095,941
High Tech Computer Corp.	827,130	9,655,742
Hon Hai Precision Industry Co., Ltd.	2,475,450	10,708,792
MediaTek, Inc.	528,871	9,169,127
Taiwan Semiconductor Manufacturing Co., Ltd.	8,640,842	16,675,584
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,136,438	11,921,235

		74,517,531

Thailand—0.5%
PTT Exploration and Production Public Co., Ltd.	909,000	4,146,513

Turkey—3.1%
BIM Birlesik Magazalar A.S.	116,808	6,073,616
Tupras-Turkiye Petrol Rafinerileri A.S.	231,734	5,272,649
Turkiye Garanti Bankasi A.S.	2,000,272	9,371,150
Turkiye Is Bankasi*	462,912	1,451,508

Security Description	Shares	Value

Turkey—(Continued)
Turkiye Is Bankasi - Class C	988,922	$3,216,361

		25,385,284

United Kingdom—2.7%
Standard Chartered Plc	625,289	16,892,088
Tanjong Plc	914,200	5,028,257

		21,920,345

Total Common Stocks (Cost $644,923,098)		793,516,051

Preferred Stocks—1.7%

Brazil—1.7%
AES Tiete S.A.	111,600	1,208,653
Eletropaulo Metropolitana de Sao Paulo S.A.	248,980	5,447,507
Suzano Papel e Celulose S.A.	154,600	2,108,123
Universo Online S.A.	268,500	1,566,959
Usinas Siderurgicas de Minas Gerais S.A. - Class A	97,150	3,321,107

		13,652,349

Total Preferred Stocks (Cost $8,933,976)		13,652,349

Short-Term Investments—6.3%
Security Description	Shares/Par Amount	Value

Commercial Paper—1.1%
BNP Paribas Finance, Inc. 1.000%, due 04/01/10	$8,807,000	8,807,000

Mutual Funds—5.2%
State Street Navigator Securities Lending Prime Portfolio (b)	42,582,884	42,582,884

Repurchase Agreement—0.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/10 at 0.000% to be repurchased at $219,000 on 04/01/10 collateralized by $225,000 Federal Home Loan Mortgage Corp. at 2.000% due 11/05/12 with a value of $227,250.	$219,000	219,000

Total Short-Term Investments (Cost $51,608,884)		51,608,884

Total Investments—105.1% (Cost $705,465,958#)		858,777,284
Other assets and liabilities (net)—(5.1)%		(41,729,945)

Net Assets—100.0%		$817,047,339

MIST-124

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $173,687,402 and $20,376,076 respectively, resulting in a net unrealized appreciation of $153,311,326.
(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $41,704,509 and the collateral received consisted of cash in the amount of $42,582,884. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
GDR—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.

Ten Largest Industries as of March 31, 2010 (Unaudited)

Percent of Net Assets
Oil, Gas & Consumable Fuels	14.6%
Commercial Banks	13.8%
Metals & Mining	9.6%
Semiconductors & Semiconductor Equipment	8.9%
Wireless Telecommunication Services	5.6%
IT Services	3.8%
Diversified Financial Services	2.8%
Pharmaceuticals	2.8%
Insurance	2.5%
Computers & Peripherals	2.4%

MIST-125

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Bermuda	$2,639,669	$10,128,788	$—	$12,768,457
Brazil	59,022,239	50,812,835	—	109,835,074
Cayman Islands	—	28,052,903	—	28,052,903
Chile	6,542,820	1,674,663	—	8,217,483
China	—	57,688,975	—	57,688,975
Colombia	2,290,351	—	—	2,290,351
Egypt	3,833,505	—	—	3,833,505
Hong Kong	4,775,946	50,682,077	—	55,458,023
Hungary	—	5,039,793	—	5,039,793
India	18,600,661	62,192,801	—	80,793,462
Indonesia	—	13,044,522	—	13,044,522
Israel	15,060,981	—	—	15,060,981
Luxembourg	2,840,266	—	—	2,840,266
Malaysia	—	25,342,012	—	25,342,012
Mexico	49,784,458	—	—	49,784,458
Panama	2,907,882	—	—	2,907,882
Philippines	—	6,954,526	—	6,954,526
Russia	47,828,253	19,513,840	—	67,342,093
South Africa	—	57,612,495	—	57,612,495
South Korea	—	62,679,117	—	62,679,117
Taiwan	11,921,235	62,596,296	—	74,517,531
Thailand	4,146,513	—	—	4,146,513
Turkey	—	25,385,284	—	25,385,284
United Kingdom	—	21,920,345	—	21,920,345

Total Common Stocks	232,194,779	561,321,272	—	793,516,051

Total Preferred Stocks*	—	13,652,349	—	13,652,349

Short-Term Investments
Commercial Paper	8,807,000	—	—	8,807,000
Mutual Funds	42,582,884	—	—	42,582,884
Repurchase Agreement	—	219,000	—	219,000

Total Short-Term Investments	51,389,884	219,000	—	51,608,884

Total Investments	$283,584,663	$575,192,621	$—	$858,777,284

*	See Portfolio of Investments for additional detailed categorizations.

MIST-126

Met Investors Series Trust

MFS ® Research International Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—98.8% of Net Assets

Security Description	Shares	Value

Australia—2.5%
Commonwealth Bank of Australia	229,680	$11,831,015
Iluka Resources, Ltd.* (a)	2,730,585	10,943,922
Westpac Banking Corp.	911,920	23,227,206

		46,002,143

Belgium—0.5%
KBC Grope N.V.*	188,461	9,130,080

Bermuda—2.0%
Cheung Kong Infrastructure Holdings, Ltd. (a)	1,171,000	4,505,717
Esprit Holdings, Ltd.	2,190,819	17,243,869
Hiscox, Ltd.	1,325,068	6,733,874
Li & Fung, Ltd. (a)	1,635,030	8,008,159

		36,491,619

Brazil—1.7%
Banco Santander Brasil S.A. (ADR)	1,193,250	14,832,098
BM&F BOVESPA S.A.	1,317,000	8,897,999
Vivo Participacoes S.A. (ADR)	277,920	7,534,411

		31,264,508

Canada—2.2%
SouthGobi Energy Resources, Ltd.*	44,300	697,175
Suncor Energy, Inc.	195,960	6,372,824
Talisman Energy, Inc.	479,540	8,180,953
Teck Resources, Ltd. - Class B*	558,410	24,328,895

		39,579,847

China—2.7%
Bank of China, Ltd. (a)	27,501,000	14,593,290
China Construction Bank Corp. (a)	25,208,000	20,571,379
China Pacific Insurance (Group) Co., Ltd. - Class H*	2,955,400	13,101,472

		48,266,141

Czech Republic—0.5%
CEZ	183,940	8,692,601

Finland—1.3%
Nokia OYJ (a)	1,502,950	23,404,779

France—11.1%
BNP Paribas	578,211	44,418,640
GDF Suez	550,456	21,310,634
Groupe DANONE	410,775	24,797,330
Legrand S.A.	126,650	4,002,124
LVMH Moet Hennessy Louis Vuitton S.A. (a)	252,990	29,567,785
Sanofi-Aventis	471,930	35,282,145
Schneider Electric S.A. (a)	180,932	21,220,176
Total S.A.	381,490	22,185,640

		202,784,474

Germany—9.3%
Bayer AG (a)	277,255	18,783,750
Deutsche Boerse AG (a)	237,330	17,621,017

Security Description	Shares	Value

Germany—(Continued)
E. On AG (a)	939,570	$34,746,298
Linde AG (a)	250,380	29,866,733
MAN SE (a)	98,407	8,251,339
Merck KGaA (a)	56,219	4,559,897
Rhoen-Klinikum AG	163,010	4,177,923
Siemens AG	350,800	35,193,700
Symrise AG (a)	658,164	15,666,402

		168,867,059

Hong Kong—2.7%
BOC Hong Kong (Holdings), Ltd. (a)	2,277,000	5,421,874
China Unicom (Hong Kong), Ltd. (a)	8,940,850	9,993,492
CNOOC, Ltd.	3,214,170	5,288,168
Hong Kong Exchanges & Clearing, Ltd. (a)	854,800	14,240,202
Hutchison Whampoa, Ltd.	2,032,000	14,836,747

		49,780,483

India—2.1%
BEML, Ltd.	220,027	5,148,271
HDFC Bank, Ltd. (ADR)	108,400	15,109,876
ICICI Bank, Ltd.	691,802	14,723,844
ICICI Bank, Ltd. (ADR)	79,077	3,376,588

		38,358,579

Indonesia—0.2%
PT XL Axiata Tbk*	8,375,000	3,218,644

Italy—1.1%
Unione Di Banche Italiance SCPA (a)	1,539,928	20,793,118

Japan—16.8%
Aeon Credit Service Co., Ltd. (a)	958,300	11,392,275
Bridgestone Corp.	904,500	15,462,695
Dai-ichi Life Insurance Co., Ltd. (The)*	7,386	11,071,092
East Japan Railway Co.	339,700	23,635,048
GLORY, Ltd. (a)	616,700	15,279,751
Inpex Holdings, Inc.	1,424	10,463,604
Japan Tobacco, Inc.	3,908	14,498,958
JGC Corp.	963,000	17,207,567
KDDI Corp. (a)	2,371	12,281,085
Konica Minolta Holdings, Inc.	1,345,500	15,724,456
Lawson, Inc.	380,300	16,235,466
Miraca Holdings, Inc.	158,900	4,849,898
Mitsubishi Corp.	752,000	19,739,994
Nomura Holdings, Inc.	1,760,000	12,921,575
Nomura Research Institute, Ltd. (a)	602,100	13,725,262
Ricoh Co., Ltd. (a)	706,000	10,988,641
Sankyo Co., Ltd. (a)	57,800	2,862,902
Santen Pharmaceutical Co., Ltd. (a)	396,600	11,900,854
Sumitomo Mitsui Financial Group, Inc.	712,800	23,470,951
Tokyo Gas Co., Ltd. (a)	4,751,000	20,959,670
Yamato Holdings Co., Ltd.	1,539,200	21,588,766

		306,260,510

Mexico—1.0%
America Movil S.A.B. de C.V. (ADR)	113,390	5,708,052
Grupo Televisa S.A. (ADR)	183,840	3,864,317

MIST-127

Met Investors Series Trust

MFS® Research International Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Mexico—(Continued)
Kimberly-Clark de Mexico, S.A.B. de C.V. - Class A	935,750	$5,316,070
Urbi, Desarrollos Urbanos, S.A. de C.V.*	1,729,610	4,013,359

		18,901,798

Netherlands—7.5%
Akzo Nobel N.V. (a)	502,120	28,689,694
Heineken N.V.	380,330	19,552,510
ING Groep N.V.* (a)	3,057,586	30,528,365
Koninklijke (Royal) KPN N.V. (a)	1,427,390	22,663,008
Schlumberger, Ltd.	134,390	8,528,389
SNS REAAL N.V.*	975,870	6,117,951
TNT N.V.	698,605	20,078,551

		136,158,468

Papua New Guinea—0.5%
Lihir Gold, Ltd. (a)	3,016,436	8,473,871

Singapore—1.4%
Keppel Corp., Ltd.	4,057,000	26,411,266

South Korea—0.8%
Samsung Electronics Co., Ltd.	21,135	15,286,459

Spain—1.0%
Inditex S.A.	270,590	17,840,259

Sweden—0.7%
Telefonaktiebolaget LM Ericsson - Class B	1,180,540	12,386,191

Switzerland—9.5%
Credit Suisse Group AG	432,160	22,251,753
Geberit AG	56,946	10,199,984
Julius Baer Group, Ltd.	258,995	9,402,838
Nestle S.A.	1,064,186	54,522,663
Noble Corp.	200,720	8,394,110
Roche Holdings AG	271,960	44,195,935
Zurich Financial Services AG	90,310	23,208,662

		172,175,945

Taiwan—2.0%
Acer, Inc.	5,678,520	16,757,744
Taiwan Semiconductor Manufacturing Co., Ltd.	9,941,753	19,186,155

		35,943,899

United Kingdom—15.2%
Aberdeen Asset Management Plc	3,415,908	6,748,183
Amlin Plc	577,345	3,400,069
BG Group Plc	938,400	16,218,955
BHP Billiton Plc	1,140,620	39,100,172
HSBC Holdings Plc	4,078,682	41,371,332
Reckitt Benckiser Group Plc	337,920	18,604,381
Reed Elsevier Plc	1,708,220	13,673,543
Royal Dutch Shell Plc - Class A	1,302,010	37,792,457
Tomkins Plc	5,969,220	21,415,550
Tullow Oil Plc	327,598	6,206,776

Security Description	Shares	Value

United Kingdom—(Continued)
Vodafone Group Plc	19,103,080	$44,222,740
WPP Plc	2,697,806	27,948,971

		276,703,129

United States—2.5%
Cobalt International Energy, Inc.*	305,820	4,159,152
Exxon Mobil Corp.	260,510	17,448,960
Monsanto Co.	128,220	9,157,472
Synthes, Inc. (a)	121,010	15,133,949

		45,899,533

Total Common Stocks (Cost $1,685,795,476)		1,799,075,403

Short-Term Investments—10.2%
Security Description	Shares/Par Amount	Value

Mutual Funds—8.9%
State Street Navigator Securities Lending Prime Portfolio (b)	162,649,722	162,649,722

Repurchase Agreement—1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/10 at 0.000% to be repurchased at $23,198,000 on 04/01/10 collateralized by $23,200,000 Federal Home Loan Mortgage Corp. at 4.200% due 12/10/15 with a value of $23,664,000.	$23,198,000	23,198,000

Total Short-Term Investments (Cost $185,847,722)		185,847,722

Total Investments—109.0% (Cost $1,871,643,198#)		1,984,923,125
Other assets and liabilities (net)—(9.0)%		(163,849,155)

Net Assets—100.0%		$1,821,073,970

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $189,811,642 and $76,531,715 respectively, resulting in a net unrealized appreciation of $113,279,927.
(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $155,229,600 and the collateral received consisted of cash in the amount of $162,649,722. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-128

Met Investors Series Trust

MFS® Research International Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Ten Largest Industries as of March 31, 2010 (Unaudited)

Percent of Net Assets
Commercial Banks	14.4%
Oil, Gas & Consumable Fuels	7.4%
Pharmaceuticals	6.3%
Industrial Conglomerates	5.4%
Chemicals	4.6%
Metals & Mining	4.5%
Food Products	4.4%
Diversified Financial Services	4.3%
Wireless Telecommunication Services	3.8%
Insurance	3.2%

MIST-129

Met Investors Series Trust

MFS® Research International Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$46,002,143	$—	$46,002,143
Belgium	—	9,130,080	—	9,130,080
Bermuda	—	36,491,619	—	36,491,619
Brazil	22,366,509	8,897,999	—	31,264,508
Canada	38,882,672	697,175	—	39,579,847
China	—	48,266,141	—	48,266,141
Czech Republic	—	8,692,601	—	8,692,601
Finland	—	23,404,779	—	23,404,779
France	—	202,784,474	—	202,784,474
Germany	—	168,867,059	—	168,867,059
Hong Kong	—	49,780,483	—	49,780,483
India	18,486,464	19,872,115	—	38,358,579
Indonesia	—	3,218,644	—	3,218,644
Italy	—	20,793,118	—	20,793,118
Japan	—	306,260,510	—	306,260,510
Mexico	18,901,798	—	—	18,901,798
Netherlands	8,528,389	127,630,079	—	136,158,468
Papua New Guinea	—	8,473,871	—	8,473,871
Singapore	—	26,411,266	—	26,411,266
South Korea	—	15,286,459	—	15,286,459
Spain	—	17,840,259	—	17,840,259
Sweden	—	12,386,191	—	12,386,191
Switzerland	8,394,110	163,781,835	—	172,175,945
Taiwan	—	35,943,899	—	35,943,899
United Kingdom	—	276,703,129	—	276,703,129
United States	30,765,584	15,133,949	—	45,899,533
Total Common Stocks	146,325,526	1,652,749,877	—	1,799,075,403

Short-Term Investments
Mutual Funds	162,649,722	—	—	162,649,722
Repurchase Agreement	—	23,198,000	—	23,198,000
Total Short-Term Investments	162,649,722	23,198,000	—	185,847,722

Total Investments	$308,975,248	$1,675,947,877	—	$1,984,923,125

MIST-130

Met Investors Series Trust

Oppenheimer Capital Appreciation Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—98.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.3%
General Dynamics Corp.	63,710	$4,918,412
Goodrich Corp. (a)	65,230	4,600,019
Lockheed Martin Corp.	103,190	8,587,472

		18,105,903

Beverages—1.9%
PepsiCo, Inc.	222,320	14,708,691

Biotechnology—3.4%
Amgen, Inc.*	113,480	6,781,565
Celgene Corp.* (a)	180,670	11,194,313
Gilead Sciences, Inc.*	176,860	8,043,593

		26,019,471

Capital Markets—3.4%
Charles Schwab Corp. (The)	323,350	6,043,411
Credit Suisse Group AG	149,369	7,690,953
Goldman Sachs Group, Inc. (The)	53,070	9,055,334
T. Rowe Price Group, Inc. (a)	61,340	3,369,406

		26,159,104

Chemicals—4.4%
Celanese Corp., Series A	134,770	4,292,425
Monsanto Co.	180,040	12,858,457
Potash Corp. of Saskatchewan, Inc.	59,890	7,147,871
Praxair, Inc.	121,570	10,090,310

		34,389,063

Commercial Banks—0.7%
Wells Fargo & Co.	171,390	5,333,657

Communications Equipment—5.8%
Juniper Networks, Inc.*	239,610	7,351,235
QUALCOMM, Inc.	543,190	22,808,548
Research In Motion, Ltd.*	203,120	15,020,724

		45,180,507

Computers & Peripherals—7.2%
Apple, Inc.*	103,160	24,235,379
Hewlett-Packard Co.	449,810	23,907,401
NetApp, Inc.*	235,260	7,660,066

		55,802,846

Diversified Consumer Services—1.1%
Apollo Group, Inc. - Class A*	144,460	8,853,953

Diversified Financial Services—4.0%
BM&F BOVESPA S.A.	824,740	5,572,161
CME Group, Inc. - Class A	14,040	4,438,184
IntercontinentalExchange, Inc.*	76,380	8,568,309
JPMorgan Chase & Co.	187,720	8,400,470
MSCI, Inc. - Class A*	116,320	4,199,152

		31,178,276

Security Description	Shares	Value

Electrical Equipment—2.5%
ABB, Ltd.*	507,903	$11,103,079
First Solar, Inc.* (a)	64,880	7,957,532

		19,060,611

Electronic Equipment, Instruments & Components—0.5%
Corning, Inc.	209,750	4,239,048

Energy Equipment & Services—3.1%
Cameron International Corp.*	148,550	6,366,853
Halliburton Co.	237,220	7,147,439
Schlumberger, Ltd. (a)	163,570	10,380,152

		23,894,444

Food & Staples Retailing—2.1%
Wal-Mart Stores, Inc.	224,860	12,502,216
Walgreen Co.	92,160	3,418,214

		15,920,430

Food Products—2.2%
Nestle S.A.	236,836	12,134,091
Unilever N.V.	170,400	5,139,264

		17,273,355

Health Care Equipment & Supplies—4.0%
Baxter International, Inc.	252,410	14,690,262
DENTSPLY International, Inc. (a)	162,910	5,677,413
St. Jude Medical, Inc.*	113,350	4,653,018
Stryker Corp.	109,410	6,260,440

		31,281,133

Health Care Providers & Services—3.6%
Express Scripts, Inc.*	147,370	14,996,371
Henry Schein, Inc.* (a)	97,070	5,717,423
Medco Health Solutions, Inc.*	109,960	7,099,018

		27,812,812

Hotels, Restaurants & Leisure—0.6%
McDonald’s Corp.	74,490	4,969,973

Household Products—0.9%
Colgate-Palmolive Co.	82,320	7,018,603

Internet & Catalog Retail—1.1%
Amazon.com, Inc.* (a)	64,975	8,819,057

Internet Software & Services—5.5%
eBay, Inc.*	482,630	13,006,878
Google, Inc. - Class A*	52,990	30,045,860

		43,052,738

IT Services—5.1%
Cognizant Technology Solutions Corp. - Class A*	63,540	3,239,269
MasterCard, Inc. - Class A	56,890	14,450,060
Visa, Inc. - Class A	191,790	17,458,644
Western Union Co.	285,340	4,839,366

		39,987,339

MIST-131

Met Investors Series Trust

Oppenheimer Capital Appreciation Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—1.3%
Thermo Fisher Scientific, Inc.*	202,780	$10,431,003

Machinery—0.7%
Joy Global, Inc.	92,070	5,211,162

Media—2.7%
Cablevision Systems Corp. - Class A	308,440	7,445,742
Madison Square Garden, Inc. - Class A*	74,175	1,611,823
McGraw-Hill Cos., Inc. (The)	152,230	5,426,999
Walt Disney Co. (The)	184,890	6,454,510

		20,939,074

Metals & Mining—0.7%
Xstrata Plc*	279,710	5,315,028

Oil, Gas & Consumable Fuels—4.6%
Apache Corp.	74,750	7,587,125
Cobalt International Energy, Inc.*	137,690	1,872,584
EOG Resources, Inc.	33,110	3,077,243
Occidental Petroleum Corp.	174,920	14,787,737
Range Resources Corp. (a)	97,840	4,585,761
Southwestern Energy Co.*	95,100	3,872,472

		35,782,922

Pharmaceuticals—3.7%
Allergan, Inc.	176,390	11,521,795
Novo Nordisk A.S. - Class B	65,730	5,105,470
Roche Holdings AG	42,141	6,848,290
Shire, Ltd.	234,290	5,174,311

		28,649,866

Professional Services—0.3%
Verisk Analytics, Inc. - Class A*	79,040	2,228,928

Real Estate Management & Development—0.6%
Jones Lang LaSalle, Inc. (a)	63,340	4,616,853

Road & Rail—0.4%
Union Pacific Corp.	38,730	2,838,909

Semiconductors & Semiconductor Equipment —4.2%
Broadcom Corp. - Class A	356,410	11,825,684
LSI Corp.*	417,590	2,555,651
MEMC Electronic Materials, Inc.* (a)	424,200	6,502,986
NVIDIA Corp.*	684,790	11,901,650

		32,785,971

Software—6.0%
Adobe Systems, Inc.*	368,350	13,028,540
Microsoft Corp.	486,420	14,237,513
Oracle Corp.	618,350	15,885,411
Salesforce.com, Inc.* (a)	50,020	3,723,989

		46,875,453

Security Description	Shares/Par Amount	Value

Specialty Retail—1.2%
Bed Bath & Beyond, Inc.*	186,930	$8,180,057
TJX Cos., Inc. (The)	26,660	1,133,583

		9,313,640

Textiles, Apparel & Luxury Goods—3.2%
Coach, Inc.	282,720	11,173,094
NIKE, Inc. - Class B (a)	103,000	7,570,500
Polo Ralph Lauren Corp.	67,440	5,735,098

		24,478,692

Tobacco—1.0%
Philip Morris International, Inc.	148,680	7,755,149

Wireless Telecommunication Services—2.3%
Crown Castle International Corp.*	247,430	9,459,249
NII Holdings, Inc.*	204,800	8,531,968

		17,991,217

Total Common Stocks (Cost $675,932,547)		764,274,881

Short-Term Investments—6.7%

Mutual Funds—5.2%
State Street Navigator Securities Lending Prime Portfolio (b)	40,092,398	40,092,398

Repurchase Agreement—1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/10 at 0.000% to be repurchased at $11,836,000 on 04/01/10 collateralized by $11,955,000 Federal Home Loan Mortgage Corp. at 2.000% due 11/05/12 with a value of $12,074,550.	$11,836,000	11,836,000

Total Short-Term Investments (Cost $51,928,398)		51,928,398

Total Investments—105.0% (Cost $727,860,945#)		816,203,279
Other assets and liabilities (net)—(5.0)%		(38,538,947)

Net Assets—100.0%		$777,664,332

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $113,200,502 and $24,858,168 respectively, resulting in a net unrealized appreciation of $88,342,334.
(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $39,710,126 and the collateral received consisted of cash in the amount of $40,092,398 and non-cash collateral with a value of $606,036. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of collateral received from securities lending transactions.

MIST-132

Met Investors Series Trust

Oppenheimer Capital Appreciation Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$18,105,903	$—	$—	$18,105,903
Beverages	14,708,691	—	—	14,708,691
Biotechnology	26,019,471	—	—	26,019,471
Capital Markets	18,468,151	7,690,953	—	26,159,104
Chemicals	34,389,063	—	—	34,389,063
Commercial Banks	5,333,657	—	—	5,333,657
Communications Equipment	45,180,507	—	—	45,180,507
Computers & Peripherals	55,802,846	—	—	55,802,846
Diversified Consumer Services	8,853,953	—	—	8,853,953
Diversified Financial Services	25,606,115	5,572,161	—	31,178,276
Electrical Equipment	7,957,532	11,103,079	—	19,060,611
Electronic Equipment, Instruments & Components	4,239,048	—	—	4,239,048
Energy Equipment & Services	23,894,444	—	—	23,894,444
Food & Staples Retailing	15,920,430	—	—	15,920,430
Food Products	5,139,264	12,134,091	—	17,273,355
Health Care Equipment & Supplies	31,281,133	—	—	31,281,133
Health Care Providers & Services	27,812,812	—	—	27,812,812
Hotels, Restaurants & Leisure	4,969,973	—	—	4,969,973
Household Products	7,018,603	—	—	7,018,603
Internet & Catalog Retail	8,819,057	—	—	8,819,057
Internet Software & Services	43,052,738	—	—	43,052,738
IT Services	39,987,339	—	—	39,987,339
Life Sciences Tools & Services	10,431,003	—	—	10,431,003
Machinery	5,211,162	—	—	5,211,162
Media	20,939,074	—	—	20,939,074
Metals & Mining	—	5,315,028	—	5,315,028
Oil, Gas & Consumable Fuels	35,782,922	—	—	35,782,922
Pharmaceuticals	11,521,795	17,128,071	—	28,649,866
Professional Services	2,228,928	—	—	2,228,928
Real Estate Management & Development	4,616,853	—	—	4,616,853
Road & Rail	2,838,909	—	—	2,838,909
Semiconductors & Semiconductor Equipment	32,785,971	—	—	32,785,971
Software	46,875,453	—	—	46,875,453
Specialty Retail	9,313,640	—	—	9,313,640
Textiles, Apparel & Luxury Goods	24,478,692	—	—	24,478,692
Tobacco	7,755,149	—	—	7,755,149
Wireless Telecommunication Services	17,991,217	—	—	17,991,217
Total Common Stocks	705,331,498	58,943,383	—	764,274,881

Short-Term Investments
Mutual Funds	40,092,398	—	—	40,092,398
Repurchase Agreement	—	11,836,000	—	11,836,000

Total Short-Term Investments	40,092,398	11,836,000	—	51,928,398

Total Investments	$745,423,896	$70,779,383	$—	$816,203,279

MIST-133

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Municipals—0.2% of Net Assets

Security Description	Par Amount	Value

Buckeye Tobacco Settlement Financing Authority
5.875%, due 06/01/47	$1,000,000	$728,290
California County Tobacco Securitization Agency
5.625%, due 06/01/23	125,000	125,630
Los Angeles Department of Water & Power, Systems, Subser A-2
5.000%, due 07/01/44 (AMBAC)	1,300,000	1,325,987
Tobacco Settlement Financing Corp. 6.000%, due 06/01/23	770,000	780,295
7.467%, due 06/01/47	1,145,000	910,389

Total Municipals (Cost $4,244,581)		3,870,591

Asset-Backed Securities—11.0%
Ace Securities Corp. 0.296%, due 12/25/36 (a)	112,840	100,905
American Express Credit Account Master Trust
0.230%, due 01/15/13 (a)	10,440,000	10,437,716
0.260%, due 06/17/13 (a)	576,000	575,738
American Express Issuance Trust 0.430%, due 09/15/11 (a)	1,140,000	1,140,810
American General Mortgage Loan Series 2010 Class A1
5.150%, due 03/25/58 (144A) (a) (b)	9,000,000	8,997,836
Ares Management LLC Series CLO Funds 2006-6RA Class A1B
0.483%, due 03/12/18 (144A) (a) (b)	2,671,212	2,536,102
Asset Backed Funding Certificates 0.596%, due 06/25/34 (a)	877,507	674,956
0.306%, due 11/25/36 (a)	3,330	3,319
Banc of America Commercial Mortgage, Inc. 5.837%, due 06/10/49 (a)	1,100,000	993,558
5.935%, due 02/10/51 (a)	1,100,000	1,069,535
Banc of America Funding Corp. 4.454%, due 02/20/36 (a)	3,341,900	3,039,512
Banc of America Large Loan, Inc. 0.740%, due 08/15/29 (144A) (a) (b)	6,165,099	5,568,608
Banc of America Mortgage Securities 6.500%, due 09/25/33	183,916	188,435
5.196%, due 11/25/34 (a)	386,078	346,056
Bank of America Auto Trust 1.700%, due 12/15/11 (144A) (b)	13,583,033	13,634,145
Bear Stearns ALT-A Trust 0.406%, due 02/25/34 (a)	443,027	333,220
5.158%, due 09/25/35 (a)	2,948,550	2,184,854
Bear Stearns ARM Trust 3.556%, due 01/25/35 (a)	5,348,132	4,840,883
2.810%, due 03/25/35 (a)	3,024,385	2,831,844
2.934%, due 03/25/35 (a)	21,075	19,970
2.530%, due 08/25/35 (a)	422,118	394,307
Bear Stearns Asset Backed Securities Trust 0.906%, due 10/25/32 (a)	34,814	30,901
0.576%, due 01/25/36 (a)	17,904	17,643
0.296%, due 11/25/36 (a)	30,530	28,713
1.246%, due 10/25/37 (a)	4,186,834	2,766,908
Bear Stearns Commercial Mortgage Securities
6.440%, due 06/16/30	4,805	4,800
Bear Stearns Mortgage Funding Trust 0.316%, due 02/25/37 (a)	678,789	667,229
Bear Stearns Structured Products, Inc. 5.595%, due 01/26/36 (a)	1,118,511	690,922

Security Description	Par Amount	Value

Capital Auto Receivables Asset Trust 1.150%, due 03/15/11 (a)	$40,756	$40,768
5.020%, due 09/15/11	240,144	242,562
1.680%, due 10/15/12 (a)	7,100,000	7,159,893
Carrington Mortgage Loan Trust 0.566%, due 10/25/35 (a)	557,658	524,063
Chase Issuance Trust 0.680%, due 09/17/12 (a)	14,200,000	14,237,305
0.557%, due 06/16/14 (a)	1,940,000	1,941,707
Chrysler Financial Auto Securitization Trust 1.850%, due 06/15/11	2,000,000	2,010,028
Citigroup Mortgage Loan Trust, Inc. 2.510%, due 08/25/35 (a)	611,130	547,154
4.248%, due 08/25/35 (a)	589,890	522,551
2.990%, due 12/25/35 (a)	124,401	113,389
4.700%, due 12/25/35 (a)	9,105,314	8,350,213
Countrywide Alternative Loan Trust 0.526%, due 12/25/35 (a)	72,967	47,535
0.320%, due 09/20/46 (a)	41,254	40,999
0.420%, due 02/20/47 (a)	1,988,167	998,173
0.426%, due 05/25/47 (a)	717,092	377,036
Countrywide Asset-Backed Certificates 0.296%, due 05/25/37 - 05/25/47 (a)	122,187	119,185
0.326%, due 06/25/37 (a)	604,346	582,642
0.356%, due 10/25/46 (a)	107,494	105,205
Countrywide Home Loans 3.613%, due 11/19/33 (a)	112,350	103,739
3.969%, due 08/25/34 (a)	549,388	381,802
0.536%, due 04/25/35 (a)	1,691,153	971,693
0.586%, due 06/25/35 (144A) (a) (b)	414,451	365,720
Credit Suisse First Boston Mortgage Securities Corp.
4.938%, due 12/15/40	16,448	16,432
Credit-Based Asset Servicing and Securitization LLC
0.366%, due 07/25/37 (144A) (a) (b)	474,366	365,083
CSAB Mortgage Backed Trust 5.720%, due 09/25/36	1,457,438	942,492
Daimler Chrysler Auto Trust 1.158%, due 07/08/11 (a)	2,589,113	2,590,868
1.708%, due 09/10/12 (a)	1,000,000	1,007,624
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
0.346%, due 10/25/36 (a)	84,198	30,663
5.869%, due 10/25/36	1,365,309	762,405
5.886%, due 10/25/36	1,365,309	740,362
Equity One ABS, Inc. 0.546%, due 04/25/34 (a)	120,216	79,226
First Franklin Mortgage Loan Asset Backed Certificates
0.296%, due 11/25/36 (a)	385,519	376,941
0.286%, due 01/25/38 (a)	110,249	108,925
First Horizon Pass Trust Mortgage 2.544%, due 06/25/34 (a)	598,242	490,912
First NLC Trust 0.316%, due 08/25/37 (144A) (a) (b)	2,644,040	1,824,144
Ford Credit Auto Owner Trust 2.100%, due 11/15/11	1,804,027	1,811,627
2.000%, due 12/15/11	5,996,303	6,018,397
2.730%, due 05/15/13 (a)	12,000,000	12,302,364
Fremont Home Loan Trust 0.296%, due 10/25/36 (a)	10,042	9,814
0.306%, due 01/25/37 (a)	134,695	107,826

MIST-134

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value

GE Capital Commercial Mortgage Corp. 4.229%, due 12/10/37	$1,906,085	$1,930,073
Greenpoint Mortgage Funding Trust 0.466%, due 06/25/45 (a)	729,795	436,022
0.516%, due 11/25/45 (a)	328,559	183,338
0.326%, due 10/25/46 (a)	370,754	336,418
Greenwich Capital Commercial Funding Corp.
4.755%, due 06/10/36	5,000,000	5,075,580
GS Mortgage Loan Trust 2.954%, due 09/25/35 (a)	1,269,253	1,172,124
GS Mortgage Securities Corp. II 6.615%, due 02/14/16 (144A) (b)	1,700,000	1,782,588
7.108%, due 05/03/18 (144A) (a) (b)	1,500,000	1,581,585
0.358%, due 03/06/20 (144A) (a) (b)	2,000,000	1,863,829
GSAMP Trust 0.316%, due 10/25/36 (a)	4,445	3,856
0.346%, due 01/25/47 (a)	145,109	140,746
Harborview Mortgage Loan Trust
0.457%, due 05/19/35 (a)	183,324	108,952
0.327%, due 01/19/38 (a)	60,096	59,389
Hilton Hotel Pool Trust 0.728%, due 10/03/15 (144A) (a) (b)	3,480,000	3,477,990
7.458%, due 10/03/15 (144A) (b)	1,300,000	1,342,749
Honda Auto Receivables Owner Trust 1.500%, due 08/15/11	6,300,000	6,323,862
Household Home Equity Loan Trust 5.910%, due 03/20/36	4,801,111	4,836,246
HSI Asset Securitization Corp. Trust 0.296%, due 10/25/36 (a)	62,098	42,464
0.306%, due 05/25/37 (a)	493,508	454,632
Impac Secured Assets Corp. 0.326%, due 01/25/37 (a)	24,319	23,706
Indymac Index Mortgage Loan Trust 0.336%, due 11/25/46 (a)	142,057	140,009
JPMorgan Chase Commercial Mortgage Securities Corp.
5.794%, due 02/12/51 (a)	1,500,000	1,499,251
JPMorgan Mortgage Acquisition Corp. 0.296%, due 07/25/36 (a)	23,087	22,856
0.297%, due 11/25/36 (a)	3,661	3,636
0.306%, due 03/25/47 (a)	1,056,931	739,817
JPMorgan Mortgage Trust 5.017%, due 02/25/35 (a)	3,786,410	3,751,220
4.607%, due 07/25/35 (a)	882,468	831,387
Lehman XS Trust 0.326%, due 11/25/46 (a)	148,441	147,821
Magnolia Funding, Ltd. 3.000%, due 04/20/17 (144A) (b) (c)	2,100,000	2,857,235
Master Adjustable Rate Mortgages Trust 2.942%, due 12/25/33 (a)	553,793	462,296
3.096%, due 11/21/34 (a)	600,000	529,565
MBNA Credit Card Master Note Trust 4.500%, due 01/15/13	6,540,000	6,634,147
Mellon Residential Funding Corp. 0.670%, due 12/15/30 (a)	154,195	139,174
0.580%, due 11/15/31 (a)	1,164,444	1,097,995
Merrill Lynch Floating Trust 0.300%, due 06/15/22 (144A) (a) (b)	276,783	253,120
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700%, due 09/12/17	5,400,000	5,102,045

Security Description	Par Amount	Value

Merrill Lynch/Countrywide Mortgage Investors Trust
1.246%, due 10/25/35 (a)	$555,069	$444,976
4.250%, due 10/25/35 (a)	3,194,723	2,927,616
0.316%, due 07/25/37 (a)	57,145	54,881
Morgan Stanley Capital, Inc.
0.296%, due 09/25/36 - 11/25/36 (a)	205,168	201,964
0.286%, due 10/25/36 (a)	85,876	84,660
Morgan Stanley Dean Witter Capital I 7.662%, due 03/11/16 (144A) (a) (b)	1,000,000	1,058,831
Option One Mortgage Loan Trust 0.296%, due 01/25/37 (a)	17,965	17,854
Park Place Securities, Inc. 0.506%, due 09/25/35 (a)	30,826	26,807
Residential Accredit Loans, Inc. 0.546%, due 08/25/35 (a)	291,631	168,240
1.823%, due 09/25/45 (a)	315,774	165,885
Residential Asset Mortgage Products, Inc. 0.326%, due 02/25/37 (a)	3,079,346	2,943,832
Residential Asset Securitization Trust 6.500%, due 08/25/36	1,000,000	604,168
Securitized Asset Sales, Inc. 3.315%, due 11/26/23 (a)	7,785	6,969
Sequoia Mortgage Trust 0.587%, due 10/19/26 (a)	283,084	213,789
SLC Student Loan Trust 0.657%, due 09/15/14 (a)	56,832	56,880
SLM Student Loan Trust 0.229%, due 04/25/14 (a)	214,707	214,698
0.239%, due 10/27/14 (a)	79,376	79,351
0.249%, due 01/25/16 - 04/25/17 (a)	647,564	647,174
0.749%, due 10/25/17 (a)	860,000	859,903
1.749%, due 04/25/23 (a)	29,193,352	30,226,747
Small Business Administration Participation Certificates
5.510%, due 11/01/27	6,664,860	7,205,418
Soundview Home Equity Loan Trust 0.306%, due 11/25/36 (144A) (a) (b)	87,786	52,637
Structured Adjustable Rate Mortgage Loan Trust
2.781%, due 02/25/34 (a)	399,472	347,512
1.871%, due 01/25/35 (a)	236,998	112,041
Structured Asset Investment Loan Trust 0.296%, due 07/25/36 (a)	14,327	13,561
Structured Asset Mortgage Investments, Inc. 0.567%, due 10/19/34 (a)	188,490	165,503
0.487%, due 07/19/35 (a)	370,499	196,325
0.436%, due 06/25/36 (a)	193,725	103,805
0.316%, due 08/25/36 (a)	65,770	65,343
0.456%, due 05/25/46 (a)	81,651	39,228
Structured Asset Securities Corp. 1.746%, due 04/25/35 (a)	881,095	662,765
3.183%, due 10/25/35 (144A) (a) (b)	435,855	367,273
0.296%, due 05/25/36 - 10/25/36 (a)	158,759	156,974
SWAN Environment Pvt, Ltd. 4.294%, due 04/25/41 (a) (d)	1,000,000	917,898
TBW Mortgage Backed Pass Through Certificates
0.356%, due 01/25/37 (a)	216,268	192,564
6.015%, due 07/25/37	600,000	256,283
Thornburg Mortgage Securities Trust 0.376%, due 06/25/37 (a)	2,374,516	2,312,941
0.366%, due 10/25/46 (a)	2,246,290	2,192,242

MIST-135

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value

Truman Capital Mortgage Loan Trust 0.586%, due 01/25/34 (144A) (a) (b)	$6,774	$6,520
Wachovia Bank Commercial Mortgage Trust
0.310%, due 06/15/20 (144A) (a) (b)	4,120,895	3,640,935
0.320%, due 09/15/21 (144A) (a) (b)	3,023,197	2,699,625
WaMu Mortgage Pass Through Certificates
1.663%, due 11/25/42 (a)	50,292	36,968
0.536%, due 10/25/45 (a)	2,151,980	1,662,298
0.506%, due 11/25/45 (a)	342,431	263,392
1.463%, due 02/25/46 (a)	351,342	267,694
3.286%, due 07/25/46 (a)	1,398,270	957,605
1.963%, due 11/25/46 (a)	500,964	323,357
1.273%, due 12/25/46 (a)	194,593	116,977
Wells Fargo Mortgage Backed Securities Trust
3.096%, due 09/25/34 (a)	1,466,367	1,446,710

Total Asset-Backed Securities (Cost $262,969,250)		256,664,234

Domestic Bonds & Debt Securities—32.2%

Airlines—0.0%
Southwest Airlines Co. 5.125%, due 03/01/17	1,000,000	974,822

Capital Markets—4.2%
Bear Stearns Cos., Inc. 0.439%, due 02/01/12 (a)	4,240,000	4,226,381
6.950%, due 08/10/12	5,050,000	5,597,647
Series B 0.442%, due 11/28/11 (a)	1,000,000	1,000,365
Goldman Sachs Group, Inc. (The) 0.588%, due 06/28/10 (a)	4,400,000	4,403,799
0.429%, due 02/06/12 (a)	1,500,000	1,492,713
Series B 0.388%, due 06/28/10 (a)	800,000	800,238
Lehman Brothers Holdings, Inc. 0.026%, due 11/24/08 (e) (f)	300,000	70,500
0.000%, due 12/23/08 (e) (f)	6,300,000	1,480,500
6.200%, due 09/26/14 (e)	700,000	166,250
7.000%, due 09/27/27 (e)	400,000	95,000
Merrill Lynch & Co., Inc.
Series 5754 0.449%, due 11/01/11 (a)	7,100,000	7,018,726
6.050%, due 08/15/12	15,100,000	16,135,769
Series C 2.500%, due 05/12/10 (a)	6,800,000	6,815,314
0.482%, due 06/05/12 (a)	5,300,000	5,203,079
1.385%, due 09/27/12 (a) (c)	3,000,000	3,960,085
Morgan Stanley 6.750%, due 04/15/11	14,800,000	15,627,497
Series EMTN 0.988%, due 03/01/13 (a) (c)	2,600,000	3,362,595
Series F 0.499%, due 01/09/12 (a)	11,340,000	11,216,621
Series GMTN 0.549%, due 01/09/14 (a)	8,925,000	8,541,020

		97,214,099

Security Description	Par Amount	Value

Chemicals—0.5%
Dow Chemical Co. (The) 2.499%, due 08/08/11 (a)	$8,940,000	$9,099,436
4.850%, due 08/15/12	2,000,000	2,116,218

		11,215,654

Commercial Banks—12.8%
ANZ National International, Ltd. 6.200%, due 07/19/13 (144A) (b)	3,600,000	3,970,332
0.691%, due 08/19/14 (144A) (a) (b)	5,000,000	5,048,160
Bank of Scotland Plc 4.880%, due 04/15/11	2,800,000	2,896,324
Barclays Bank Plc 7.434%, due 09/29/49 (144A) (a) (b)	700,000	700,000
Citibank N.A. 1.375%, due 08/10/11	11,300,000	11,395,078
Commonwealth Bank of Australia 0.671%, due 07/12/13 (144A) (a) (b)	29,700,000	29,893,733
0.784%, due 06/25/14 (144A) (a) (b)	7,900,000	8,008,822
0.538%, due 09/17/14 (144A) (a) (b)	7,500,000	7,536,465
Dexia Credit Local 0.928%, due 09/23/11 (144A) (a) (b)	2,700,000	2,721,189
Export-Import Bank of Korea, Series 97 0.471%, due 10/04/11 (144A) (a) (b)	1,600,000	1,602,746
ING Bank Australia, Ltd., Series RTD 5.028%, due 06/24/14 (a) (d)	800,000	731,967
ING Bank NV 1.090%, due 03/30/12 (144A) (a) (b)	26,100,000	26,095,041
National Australia Bank, Ltd. 5.350%, due 06/12/13 (144A) (b)	3,000,000	3,235,683
0.750%, due 07/08/14 (144A) (a) (b)	15,500,000	15,682,698
Royal Bank of Scotland Plc
Series 3 7.092%, due 10/29/49 (a) (c)	500,000	426,037
Series EMTN 1.149%, due 04/23/12 (a)	800,000	811,577
Series MTN 0.512%, due 03/30/12 (144A) (a) (b)	36,500,000	36,547,596
Santander US Debt S.A. Unipersonal 1.089%, due 03/30/12 (144A) (a) (b)	22,000,000	22,013,596
Societe Financement de l’Economie Francaise
2.125%, due 01/30/12 (144A) (b)	800,000	812,978
0.451%, due 07/16/12 (144A) (a) (b)	21,500,000	21,599,975
Svenska Handelsbanken AB 1.257%, due 09/14/12 (144A) (a) (b)	8,700,000	8,769,348
UBS AG, Series MTN 1.169%, due 05/05/10 (a)	11,500,000	11,506,980
1.538%, due 09/29/11 (a)	2,600,000	2,612,594
Wachovia Bank National Association, Series BKNT
0.322%, due 12/02/10 (a)	2,300,000	2,301,143
Wachovia Corp. 0.381%, due 10/15/11 (a)	3,500,000	3,485,601
0.379%, due 04/23/12 (a)	22,500,000	22,283,235
Series E 0.402%, due 03/01/12 (a)	1,700,000	1,688,394
Westpac Banking Corp. 0.447%, due 12/14/12 (144A) (a) (b)	43,500,000	43,485,297
0.534%, due 09/10/14 (144A) (a) (b)	1,300,000	1,303,439

		299,166,028

MIST-136

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Computers & Peripherals—0.2%
Lexmark International, Inc. 5.900%, due 06/01/13	$5,000,000	$5,308,410

Consumer Finance—1.1%
American Express Bank FSB, Series BKNT 0.377%, due 05/29/12 (a)	1,400,000	1,380,953
American Express Centurion Bank 0.310%, due 07/13/10 (a)	5,000,000	4,999,450
American Express Credit Corp. Series B 0.378%, due 10/04/10 (a)	2,000,000	1,999,256
Series C 1.647%, due 05/27/10 (a)	1,700,000	1,703,263
0.390%, due 06/16/11 (a)	1,400,000	1,391,915
0.366%, due 02/24/12 (a)	3,000,000	2,966,088
5.875%, due 05/02/13	400,000	433,598
FCE Bank Plc, Series EMTN 7.125%, due 01/16/12 (c)	2,500,000	3,474,232
Ford Motor Credit Co. LLC 7.250%, due 10/25/11	5,800,000	5,998,760
7.800%, due 06/01/12	400,000	415,071

		24,762,586

Diversified Financial Services—8.1%
American Honda Finance Corp., Series MTN
1.021%, due 06/20/11 (144A) (a) (b)	7,340,000	7,322,046
Bank of America Corp. 0.350%, due 08/15/11 (a)	500,000	496,871
Series 170 0.743%, due 06/11/12 (a) (g)	2,300,000	3,371,669
Citigroup Funding, Inc., Series D 1.299%, due 05/07/10 (a)	7,000,000	7,005,908
Citigroup, Inc. 6.500%, due 01/18/11	13,200,000	13,725,307
0.340%, due 05/18/11 (a)	5,300,000	5,267,585
5.250%, due 02/27/12	4,000,000	4,191,056
0.382%, due 03/16/12 (a)	2,000,000	1,951,454
5.300%, due 10/17/12	11,000,000	11,560,109
Countrywide Home Loans, Inc., Series L 4.000%, due 03/22/11	1,400,000	1,439,638
General Electric Capital Corp. 0.271%, due 12/21/12 (a)	54,400,000	54,443,955
Series G 0.271%, due 09/21/12 (a)	42,900,000	42,963,063
Green Valley, Ltd. 4.292%, due 01/10/11 (144A) (a) (b) (c)	500,000	676,824
HSBC Finance Corp. 5.700%, due 06/01/11	3,800,000	3,960,124
0.519%, due 04/24/12 (a)	1,608,000	1,595,120
0.601%, due 07/19/12 (a)	3,932,000	3,880,483
Series MTN 0.460%, due 08/09/11 (a)	9,200,000	9,146,852
International Lease Finance Corp. 6.625%, due 11/15/13	1,100,000	1,071,440
JPMorgan Chase & Co. 0.421%, due 01/17/11 (a)	714,000	715,142
Longpoint Re, Ltd. 5.491%, due 05/08/10 (144A) (a) (b)	1,400,000	1,394,231
Macquarie Bank, Ltd. 3.300%, due 07/17/14 (144A) (b)	7,700,000	7,812,058
Residential Reinsurance 2007, Ltd., Series CL1
7.502%, due 06/07/10 (144A) (a) (b)	1,600,000	1,612,659

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
TransCapitalInvest, Ltd. 7.700%, due 08/07/13 (144A) (b)	$2,700,000	$3,004,074
Vita Capital III, Ltd., Series B-II 1.371%, due 01/01/12 (144A) (a) (b)	800,000	770,519

		189,378,187

Diversified Telecommunication Services—0.6%
Cellco Partnership/Verizon Wireless Capital LLC
3.750%, due 05/20/11	8,300,000	8,560,728
Telefonica Emisiones SAU 0.580%, due 02/04/13 (a)	6,000,000	5,874,498

		14,435,226

Health Care Providers & Services—0.0%
UnitedHealth Group, Inc. 4.875%, due 02/15/13	200,000	214,030

Household Durables—0.4%
Black & Decker Corp. (The) 8.950%, due 04/15/14	2,000,000	2,369,970
D.R. Horton, Inc. 5.250%, due 02/15/15	7,500,000	7,275,000

		9,644,970

Insurance—1.3%
Allstate Life Global Funding II 5.375%, due 04/30/13	4,300,000	4,687,533
American International Group, Inc. 8.250%, due 08/15/18	1,700,000	1,786,471
8.175%, due 05/15/58 (a)	2,700,000	2,301,750
Foundation Re II, Ltd., Series 2006-I 7.000%, due 11/26/10 (144A) (a) (b)	1,000,000	991,538
Merna Reinsurance, Ltd., Series A 0.940%, due 07/07/10 (144A) (a) (b)	4,000,000	3,958,000
Pricoa Global Funding 1 0.415%, due 06/26/12 (144A) (a) (b)	17,300,000	16,850,615

		30,575,907

Machinery—0.3%
PACCAR, Inc. 1.431%, due 09/14/12 (a)	7,300,000	7,442,109

Media—0.3%
EchoStar DBS Corp. 7.000%, due 10/01/13	6,200,000	6,479,000

Multiline Retail—0.2%
JC Penney Corp., Inc. 7.950%, due 04/01/17	4,000,000	4,500,000

Paper & Forest Products—0.5%
Weyerhaeuser Co. 6.750%, due 03/15/12	10,000,000	10,669,670

Pharmaceuticals—0.3%
GlaxoSmithKline Capital, Inc. 0.875%, due 05/13/10 (a)	8,300,000	8,306,947

MIST-137

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Thrifts & Mortgage Finance—1.4%
Sovereign Bancorp, Inc. 4.900%, due 09/23/10	$7,900,000	$8,024,788
US Central Credit Union 1.900%, due 10/19/12	12,700,000	12,824,943
Western Corporate Federal Credit Union 1.750%, due 11/02/12	11,600,000	11,640,728

		32,490,459

Total Domestic Bonds & Debt Securities (Cost $752,913,718)		752,778,104

Foreign Bonds & Debt Securities—4.5%

Australia—0.9%
Australia Government Bond
Series 15CI 4.000%, due 08/20/15 (d)	4,400,000	6,598,856
Series 20CI 4.000%, due 08/20/20 (d)	4,100,000	5,909,881
Series 25CI 3.000%, due 09/20/25 (d)	7,800,000	7,410,740

		19,919,477

Canada—2.0%
Canadian Government Bond 2.000%, due 12/01/14 (h)	4,700,000	4,466,169
2.500%, due 06/01/15 (h)	35,700,000	34,467,996
Series L256 4.250%, due 12/01/21 (h)	5,264,292	6,823,961

		45,758,126

France—0.5%
France Government Bond, Series OATi 1.300%, due 07/25/19 (c)	8,814,168	12,207,024

Germany—1.1%
Bundesrepublik Deutschland 3.750%, due 01/04/15 (c)	14,100,000	20,482,561
Series 08 4.250%, due 07/04/18 (c)	3,900,000	5,786,787
Deutsche Bundesrepublik Inflation Linked, Series I/L
1.500%, due 04/15/16 (c)	1,918	2,750
1.750%, due 04/15/20 (c)	17,157	24,630

		26,296,728

Total Foreign Bonds & Debt Securities (Cost $105,355,206)		104,181,355

U. S. Government & Agency Obligations—91.8%

Federal Home Loan Mortgage Corp. 0.324%, due 03/09/11 (a)	694,000	694,922
5.500%, due 05/15/16	1,048,624	1,055,949
0.630%, due 03/15/17 (a)	280,161	279,941
0.460%, due 02/15/19 (a)	7,918,858	7,950,252
0.380%, due 10/15/20 (a)	2,595,452	2,579,233
0.580%, due 12/15/30 (a)	250,934	250,753
0.506%, due 08/25/31 (a)	104,967	99,848
2.635%, due 01/01/34 (a)	232,262	240,160
Federal National Mortgage Assoc. 0.396%, due 08/25/34 (a)	247,962	235,182
2.835%, due 11/01/34 (a)	2,696,951	2,822,707

U. S. Government & Agency Obligations—(Continued)
Security Description	Par Amount	Value

2.979%, due 05/25/35 (a)	$1,525,803	$1,523,178
1.046%, due 02/25/36 (a)	3,333,400	3,328,875
0.306%, due 12/25/36 - 07/25/37 (a)	4,529,483	4,350,642
0.447%, due 10/27/37 (a)	6,400,000	6,390,042
0.596%, due 05/25/42 (a)	189,883	183,778
5.950%, due 02/25/44	387,319	416,247
1.671%, due 07/01/44 - 09/01/44 (a)	184,722	182,566
FHLMC Structured Pass Through Securities 1.671%, due 10/25/44 - 02/25/45 (a)	8,354,540	7,997,343
Government National Mortgage Assoc. 0.540%, due 03/20/37 (a)	21,026,685	20,725,261
U.S. Treasury Inflation Indexed Bond 2.375%, due 04/15/11 - 01/15/27 (i)	119,648,884	124,344,421
2.000%, due 04/15/12 (i)	69,835,398	73,196,227
2.375%, due 01/15/17 - 01/15/25	342,487,211	362,120,874
2.625%, due 07/15/17	107,160,538	117,910,026
1.625%, due 01/15/18	40,127,348	41,102,322
1.375%, due 07/15/18	21,200,225	21,241,629
2.000%, due 01/15/26	73,263,113	73,028,451
1.750%, due 01/15/28 (i)	80,978,643	76,822,171
3.625%, due 04/15/28	90,165,454	110,135,659
3.875%, due 04/15/29	86,808,064	110,341,209
3.375%, due 04/15/32	2,075,088	2,522,205
2.125%, due 02/15/40	28,869,696	28,700,548
U.S. Treasury Inflation Indexed Note 3.375%, due 01/15/12	3,782,589	4,050,619
3.000%, due 07/15/12	123,147,532	132,749,221
0.625%, due 04/15/13	20,197,672	20,601,625
1.875%, due 07/15/13 - 07/15/19	53,701,981	56,605,353
2.000%, due 01/15/14 (i)	218,598,298	232,311,844
1.250%, due 04/15/14	60,096,661	62,181,294
2.000%, due 07/15/14 - 01/15/16	197,608,135	210,186,677
1.625%, due 01/15/15	30,182,754	31,564,551
2.500%, due 07/15/16 - 01/15/29	99,723,770	106,415,645
2.125%, due 01/15/19	17,155,550	18,095,091
1.375%, due 01/15/20	62,219,853	61,082,412
U.S. Treasury Note 2.375%, due 02/28/15	4,900,000	4,867,871

Total U.S. Government & Agency Obligations (Cost $2,129,494,553)		2,143,484,824

Loan Participation—0.2%
Chrysler Finco 4.230%, due 08/03/14 (a)	2,393,409	2,399,560
Ford Motor Corp. 3.260%, due 12/15/13 (a)	919,665	891,915
3.230%, due 12/16/13 (a)	52,690	51,100

Total Loan Participation (Cost $3,188,757)		3,342,575

Convertible Preferred Stock—0.0%

Commercial Banks—0.0%
Wells Fargo & Co., Series L 7.500% (Cost—$900,000)	900	879,300

MIST-138

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Short-Term Investments—9.6%

Security Description	Par Amount	Value

Commercial Paper—1.3%
Barclays Bank Plc 1.109%, due 03/22/11	$27,400,000	$27,400,000
Nordea Bank Finland Plc, Series YCD 0.551%, due 10/14/11 (a)	2,940,000	2,942,820

		30,342,820

Repurchase Agreements—8.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/10 at 0.000% to be repurchased at $2,859,000 on 04/01/10 collateralized by $2,920,000 Federal Home Loan Mortgage Corp. at 0.000% due 04/23/10 with a value of $2,920,000.	2,859,000	2,859,000
JPMorgan Securities, Inc., Repurchase Agreement, dated 03/31/10 at 0.030% to be repurchased at $188,900,157 on 04/01/10 collateralized by $192,111,300 U.S. Treasury Note at 1.000% due 12/31/11 with a value of $193,009,168.	188,900,000	188,900,000

		191,759,000

U.S. Government & Agency Discount Notes—0.1%
U.S. Treasury Bill 0.118%, due 08/26/10 (f) (i)	1,216,000	1,215,057
0.122%, due 08/26/10 (f)	790,000	789,364
0.136%, due 08/26/10 (f)	270,000	269,757
0.117%, due 09/02/10 (f)	390,000	389,690

		2,663,868

Total Short-Term Investments (Cost $224,765,688)		224,765,688

Total Investments—149.5% (Cost $3,483,831,753#)		3,489,966,671
Other assets and liabilities (net)—(49.5)%		(1,155,062,526)

Net Assets—100.0%		$2,334,904,145

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $31,076,753 and $24,941,835 respectively, resulting in a net unrealized appreciation of $6,134,918.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2010.
(b)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Par shown in Euro Currency. Value is shown in USD.
(d)	Par shown in Australian Dollar. Value is shown in USD.
(e)	Security is in default and/or issuer is in bankruptcy.
(f)	Zero coupon bond - Interest rate represents current yield to maturity.
(g)	Par shown in Pound Sterling. Value is shown in USD.
(h)	Par shown in Canadian Dollar. Value is shown in USD.
(i)	Security or a portion of the security was pledged to cover margin requirements for future contracts. At the period end, the value of the securities pledged amounted to $507,889,720.
AMBAC—	Ambac Indemnity Corporation

Credit Composition as of March 31, 2010 (Unaudited)

Portfolio Composition by Credit Quality	Percent of Portfolio
AAA/Government/Government Agency	84.2%
AA	3.9%
A	8.0%
BBB	1.7%
BB	0.7%
B	0.4%
Below B	0.3%
Equities/Others	0.8%

MIST-139

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Forward Foreign Currency Exchange Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Value at March 31, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
4/5/2010	Goldman Sachs & Co.	2,976,624	BRL	$1,670,337	$1,699,762	$(29,425)
6/2/2010	JPMorgan Securities, Inc.	2,976,624	BRL	1,650,709	1,654,875	(4,166)
4/6/2010	Citibank	722,863	CAD	711,725	683,778	27,947
4/6/2010	JPMorgan Securities, Inc.	934,000	CAD	919,608	912,563	7,045
6/7/2010	Deutsche Bank Securities, Inc.	37,355,024	CNY	5,472,903	5,513,657	(40,754)
11/17/2010	Deutsche Bank Securities, Inc.	2,363,128	CNY	347,387	356,000	(8,613)
11/17/2010	Citibank	9,399,670	CNY	1,381,780	1,417,000	(35,220)
11/17/2010	Deutsche Bank Securities, Inc.	9,239,769	CNY	1,358,274	1,393,000	(34,726)
11/17/2010	Morgan Stanley Co., Inc	4,776,752	CNY	702,197	722,000	(19,803)
11/17/2010	Morgan Stanley Co., Inc	4,778,196	CNY	702,409	722,000	(19,591)
11/17/2010	Deutsche Bank Securities, Inc.	7,663,644	CNY	1,126,579	1,158,000	(31,421)
11/17/2010	Deutsche Bank Securities, Inc.	4,998,355	CNY	734,773	755,266	(20,493)
1/10/2011	Morgan Stanley Co., Inc	3,783,660	CNY	557,358	570,000	(12,642)
1/10/2011	Morgan Stanley Co., Inc	6,773,820	CNY	997,828	1,020,000	(22,172)
4/26/2010	JPMorgan Securities, Inc.	26,000	EUR	35,166	36,317	(1,151)
4/26/2010	Deutsche Bank Securities, Inc.	12,108,000	EUR	16,376,302	16,165,936	210,366
4/26/2010	JPMorgan Securities, Inc.	13,975,000	EUR	18,901,455	18,575,975	325,480
4/26/2010	Citibank	9,160,000	EUR	12,389,075	12,263,481	125,594
4/19/2010	Citibank	4,700,000	JPY	50,325	51,938	(1,613)
7/28/2010	Deutsche Bank Securities, Inc.	1,683,920,000	KRW	1,481,942	1,400,000	81,942
7/28/2010	Deutsche Bank Securities, Inc.	246,914,910	KRW	217,299	206,918	10,381
7/28/2010	Deutsche Bank Securities, Inc.	265,640,503	KRW	233,778	225,157	8,621
7/28/2010	Morgan Stanley Co., Inc	441,624,000	KRW	388,653	373,419	15,234
7/28/2010	JPMorgan Securities, Inc.	3,798,400,000	KRW	3,342,800	3,200,000	142,800
8/27/2010	Morgan Stanley Co., Inc	1,057,076,000	KRW	929,233	897,881	31,352
11/12/2010	Citibank	735,241,587	KRW	644,781	629,622	15,159
11/12/2010	JPMorgan Securities, Inc.	1,020,150,000	KRW	894,636	900,000	(5,364)
11/12/2010	JPMorgan Securities, Inc.	1,798,827,500	KRW	1,577,509	1,570,000	7,509
11/12/2010	Morgan Stanley Co., Inc	1,841,760,000	KRW	1,615,159	1,600,000	15,159
11/12/2010	Citibank	475,190,000	KRW	416,725	410,000	6,725
11/12/2010	Citibank	969,948,000	KRW	850,610	840,000	10,610
11/12/2010	JPMorgan Securities, Inc.	994,372,500	KRW	872,030	850,000	22,030
11/12/2010	Citibank	982,170,000	KRW	861,329	840,000	21,329
11/12/2010	Goldman Sachs & Co.	480,930,000	KRW	421,759	410,000	11,759
11/12/2010	Citibank	957,432,000	KRW	839,634	820,000	19,634
11/12/2010	Citibank	478,798,000	KRW	419,889	410,000	9,889
11/12/2010	Citibank	952,758,000	KRW	835,535	820,000	15,535
11/12/2010	Deutsche Bank Securities, Inc.	941,706,000	KRW	825,843	810,000	15,843
11/12/2010	JPMorgan Securities, Inc.	2,126,601,000	KRW	1,864,955	1,799,612	65,343
4/22/2010	JPMorgan Securities, Inc.	189,970,200	MXN	15,415,822	14,302,831	1,112,991
4/22/2010	UBS AG	31,924,682	MXN	2,590,644	2,356,413	234,231
4/22/2010	Deutsche Bank Securities, Inc.	26,226,000	MXN	2,128,204	2,000,000	128,204
9/24/2010	Morgan Stanley Co., Inc	248,120,882	MXN	19,779,153	19,219,278	559,875
10/12/2010	Citibank	11,111	MYR	3,370	3,245	125
6/16/2010	Deutsche Bank Securities, Inc.	5,813,526	SGD	4,154,238	4,120,000	34,238
6/16/2010	UBS AG	4,593,459	SGD	3,282,400	3,250,000	32,400
6/16/2010	Citibank	9,518,038	SGD	6,801,413	6,691,534	109,879

						$3,148,075

MIST-140

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Forward Foreign Currency Exchange Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
4/1/2010	Deutsche Bank Securities, Inc.	3,948,000	AUD	$3,619,133	$3,513,977	$(105,156)
4/30/2010	JPMorgan Securities, Inc.	3,948,000	AUD	3,609,683	3,588,732	(20,951)
5/3/2010	JPMorgan Securities, Inc.	883,000	AUD	807,069	805,667	(1,402)
4/5/2010	JPMorgan Securities, Inc.	2,976,624	BRL	1,670,337	1,675,084	4,747
4/6/2010	JPMorgan Securities, Inc.	19,687,000	CAD	19,383,646	18,902,381	(481,265)
4/6/2010	Deutsche Bank Securities, Inc.	319,000	CAD	314,085	314,811	726
4/6/2010	UBS AG	4,710,000	CAD	4,637,424	4,627,974	(9,450)
4/6/2010	Citibank	6,977,000	CAD	6,869,492	6,779,005	(90,487)
5/10/2010	Goldman Sachs & Co.	1,032,000	CHF	980,434	977,023	(3,411)
6/7/2010	Morgan Stanley Co., Inc	3,849,780	CNY	564,033	570,000	5,967
6/7/2010	Morgan Stanley Co., Inc	6,892,140	CNY	1,009,771	1,020,000	10,229
4/26/2010	Morgan Stanley Co., Inc	19,161,000	EUR	25,915,619	27,067,920	1,152,301
4/26/2010	Deutsche Bank Securities, Inc.	17,537,000	EUR	23,719,128	24,600,903	881,775
4/26/2010	Deutsche Bank Securities, Inc.	2,029,000	EUR	2,744,261	2,825,380	81,119
4/26/2010	Citibank	9,067,000	EUR	12,263,291	12,607,845	344,554
4/26/2010	Citibank	2,572,000	EUR	3,478,679	3,537,390	58,711
4/26/2010	JPMorgan Securities, Inc.	14,949,000	EUR	20,218,809	20,444,148	225,339
4/26/2010	JPMorgan Securities, Inc.	1,020,000	EUR	1,379,570	1,401,347	21,777
4/26/2010	Deutsche Bank Securities, Inc.	2,015,000	EUR	2,725,326	2,731,761	6,435
4/26/2010	Deutsche Bank Securities, Inc.	10,963,000	EUR	14,827,667	15,085,636	257,969
4/26/2010	JPMorgan Securities, Inc.	3,096,000	EUR	4,187,399	4,262,093	74,694
4/26/2010	JPMorgan Securities, Inc.	2,137,000	EUR	2,890,334	2,876,242	(14,092)
4/23/2010	JPMorgan Securities, Inc.	316,866	GBP	481,034	500,000	18,966
6/24/2010	Citibank	4,440,000	GBP	6,737,815	6,674,581	(63,234)
6/24/2010	Goldman Sachs & Co.	133,651	GBP	202,819	200,000	(2,819)
6/24/2010	Deutsche Bank Securities, Inc.	2,232,000	GBP	3,387,118	3,387,270	152
4/19/2010	Deutsche Bank Securities, Inc.	252,238,000	JPY	2,700,825	2,800,000	99,175
4/19/2010	Deutsche Bank Securities, Inc.	298,273,000	JPY	3,193,742	3,217,651	23,909
4/22/2010	Morgan Stanley Co., Inc	248,120,882	MXN	20,134,670	19,567,893	(566,777)
6/16/2010	Goldman Sachs & Co.	2,658,670	SGD	1,899,836	1,900,000	164

						$1,909,665

AUD—	Australian Dollar
BRL—	Brazilian Real
CAD—	Canadian Dollar
CHF—	Swiss Franc
CNY—	China Yuan Renminbi
EUR—	Euro
GBP—	Great Britain Pound
JPY—	Japanese Yen
KRW—	South Korean Won
MXN—	Mexican Peso
MYR—	Malaysian Ringgit
SGD—	Singapore Dollar

MIST-141

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

The futures contracts outstanding as of March 31, 2010 and the description and unrealized appreciation (depreciation) were as follows:

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 03/31/2010	Unrealized Appreciation
3 Month Euribor Futures	06/14/2010	200	$66,722,536	$67,154,964	$432,428
3 Month Sterling Futures	12/15/2010	117	21,930,421	21,957,939	27,518
90 Day Euro Dollar Futures	06/14/2010	520	129,129,225	129,519,000	389,775
90 Day Euro Dollar Futures	06/13/2011	333	81,936,613	81,955,463	18,850
German Euro Bund Futures	06/08/2010	181	30,195,502	30,195,732	230
German Euro Bobl Futures	06/08/2010	412	65,068,735	65,240,447	171,712

Net Unrealized Appreciation					$1,040,513

The options contracts outstanding as of March 31, 2010 and the description and unrealized appreciation (depreciation) were as follows:

Options Written
Over the Counter Options Written-Calls	Counterparty	Expiration Date	Number of Contracts	Premiums Received	Valuation as of 3/31/2010	Unrealized Appreciation/ Depreciation
IRO USD 7 Year Swaption 2.75	Morgan Stanley Co., Inc	04/19/2010	(18,200,000)	$(151,060)	$(295)	$150,765
IRO USD 10 Year Swaption 3.25	Deutsche Bank Securities, Inc.	04/19/2010	(53,900,000)	(590,300)	(679)	589,621
IRO USD 10 Year Swaption 3.25	JPMorgan Securities, Inc.	08/31/2010	(25,800,000)	(76,755)	(67,462)	9,293
IRO USD 10 Year Swaption 3.25	Citibank	10/29/2010	(4,600,000)	(20,930)	(17,983)	2,947
IRO USD 10 Year Swaption 3.25	Morgan Stanley Co., Inc	10/29/2010	(40,400,000)	(222,200)	(157,936)	64,264
IRO USD 10 Year Swaption 3.5	Citibank	06/14/2010	(11,300,000)	(97,753)	(33,552)	64,201
IRO USD 10 Year Swaption 3.5	Morgan Stanley Co., Inc	06/14/2010	(67,500,000)	(324,000)	(200,421)	123,579

Exchange Traded Options Written-Calls
U.S. Treasury Note 10 Year Future 119		04/23/2010	(448)	(177,397)	(21,000)	156,397
U.S. Treasury Note 10 Year Future 119		05/21/2010	(47)	(30,327)	(8,078)	22,249

Over the Counter Options Written-Puts
IRO USD 5 Year Swaption 5.5	Deutsche Bank Securities, Inc.	08/31/2010	(45,000,000)	(484,850)	(4,135)	480,715
IRO USD 7 Year Swaption 4	Morgan Stanley Co., Inc	04/19/2010	(18,200,000)	(78,260)	(417)	77,843
IRO USD 7 Year Swaption 5.365	Goldman Sachs & Co.	09/20/2010	(14,000,000)	(450,100)	(9,317)	440,783
IRO USD 7 Year Swaption 5.365	Morgan Stanley Co., Inc	09/20/2010	(14,000,000)	(117,600)	(9,317)	108,283
IRO USD 7 Year Swaption 6	Deutsche Bank Securities, Inc.	08/31/2010	(15,000,000)	(117,580)	(1,224)	116,356
IRO USD 7 Year Swaption 6	JPMorgan Securities, Inc.	08/31/2010	(7,000,000)	(58,064)	(571)	57,493
IRO USD 10 Year Swaption 4.25	Deutsche Bank Securities, Inc.	04/19/2010	(53,900,000)	(531,512)	(17,555)	513,957
IRO USD 10 Year Swaption 4.25	Morgan Stanley Co., Inc	04/19/2010	(36,600,000)	(578,280)	(11,921)	566,359
IRO USD 10 Year Swaption 4.5	Citibank	06/14/2010	(11,300,000)	(108,598)	(27,709)	80,889
IRO USD 10 Year Swaption 4.5	Morgan Stanley Co., Inc	06/14/2010	(67,500,000)	(172,125)	(165,517)	6,608
IRO USD 10 Year Swaption 4.75	JPMorgan Securities, Inc.	08/31/2010	(25,800,000)	(111,585)	(139,565)	(27,980)
IRO USD 10 Year Swaption 5	Citibank	10/29/2010	(4,600,000)	(21,850)	(29,445)	(7,595)
IRO USD 10 Year Swaption 5	Morgan Stanley Co., Inc	10/29/2010	(40,400,000)	(375,720)	(258,600)	117,120
INF Floor USD CPURNS 215.959	Deutsche Bank Securities, Inc.	03/10/2020	(5,100,000)	(38,250)	(35,610)	2,640
INF Floor USD CPURNS 215.959	Citibank	03/12/2020	(13,900,000)	(119,540)	(114,346)	5,194

Exchange Traded Options Written-Puts
Euro Dollar 1 Year Mid Curve 97.375		09/10/2010	(2,299)	(784,534)	(617,856)	166,678
U.S. Treasury Note 10 Year Future 114		04/23/2010	(448)	(139,948)	(56,000)	83,948
U.S. Treasury Note 10 Year Future 114		05/21/2010	(47)	(16,039)	(16,156)	(117)

Net Unrealized Appreciation						$3,972,490

MIST-142

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Open interest rate swap agreements at March 31, 2010 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3 Month Libor	4.000%	6/16/2015	JPMorgan Securities, Inc.	USD	19,700,000	$1,010,697	$1,113,050	$(102,353)
Pay	INF EUR FRCPXTOB	2.261%	7/14/2011	JPMorgan Securities, Inc.	EUR	82,600,000	4,816,276	—	4,816,276
Receive	ZCS BRL CDI	10.115%	1/2/2012	Morgan Stanley Capital Services, Inc.	BRL	66,200,000	(2,238,572)	(1,087,869)	(1,150,703)
Receive	ZCS BRL CDI	12.540%	1/2/2012	Morgan Stanley Capital Services, Inc.	BRL	2,500,000	90,659	(7,260)	97,919
Receive	ZCS BRL CDI	11.670%	1/2/2012	Goldman Sachs & Co.	BRL	4,800,000	74,637	38,868	35,769
Receive	ZCS BRL CDI	11.890%	1/2/2013	Goldman Sachs & Co.	BRL	61,300,000	70,397	29,302	41,095
Receive	ZCS BRL CDI	12.170%	1/2/2013	JPMorgan Securities, Inc.	BRL	7,000,000	39,991	29,726	10,265
Receive	ZCS BRL CDI	11.980%	1/2/2013	Morgan Stanley Capital Services, Inc.	BRL	11,300,000	25,537	—	25,537
Receive	ZCS BRL CDI	10.835%	1/2/2012	JPMorgan Securities, Inc.	BRL	10,200,000	27,644	20,793	6,851

							$3,917,266	$136,610	$3,780,656

Credit Default Swaps on Corporate and Sovereign Issuers—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2010 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Black and Decker Corp. (The)	(2.200%)	3/20/2015	Citibank	0.250%	$2,000,000	$(161,564)	$—	$(161,564)
8.950%, due 06/20/2014
D.R. Horton, Inc.	(1.000%)	3/20/2015	JPMorgan Chase Bank, N.A.	1.913%	7,500,000	295,510	403,143	(107,633)
5.380%, due 03/20/2015
Echostar DBS Corp.	(3.650%)	12/20/2013	Citibank	2.250%	6,200,000	(303,980)	—	(303,980)
6.625%, due 12/20/2013
International Lease Finance Corp.	(1.530%)	12/20/2013	JPMorgan Chase Bank, N.A.	3.555%	1,100,000	75,373	—	75,373
6.625%, due 12/20/2013
JC Penney Co., Inc.	(1.000%)	6/20/2017	Deutsche Bank Securities, Inc.	1.620%	4,400,000	175,632	283,506	(107,874)
6.380%, due 06/20/2017
Lexmark International, Inc.	(1.170%)	6/20/2013	JPMorgan Chase Bank, N.A.	1.150%	5,000,000	15,196	—	15,196
5.900%, due 06/01/2013
Southwest Airlines Co.	(1.320%)	3/20/2017	Bank of America, N.A.	1.436%	1,000,000	15,086	—	15,086
5.125%, due 03/20/2017
Weyerhaeuser Co.	(1.000%)	3/20/2012	Goldman Sachs International	0.982%	5,000,000	(10,281)	63,125	(73,406)
7.130%, due 03/20/2012
Weyerhaeuser Co.	(1.000%)	3/20/2012	JPMorgan Chase Bank, N.A.	0.982%	5,000,000	(10,281)	63,076	(73,357)
7.130%, due 03/20/2012

						$90,691	$812,850	$(722,159)

BRL—	Brazilian Real
EUR—	Euro Dollar
USD—	United States Dollar
NA—	North America
(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

MIST-143

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Municipals	$—	$3,870,591	$—	$3,870,591

Asset-Backed Securities	—	256,664,234	—	256,664,234

Total Domestic Bonds & Debt Securities *	—	752,778,104	—	752,778,104

Total Foreign Bonds & Debt Securities *	—	104,181,355	—	104,181,355

U.S. Government & Agency Obligations	—	2,143,484,824	—	2,143,484,824

Loan Participation	—	3,342,575	—	3,342,575

Total Convertible Preferred Stock *	879,300	—	—	879,300

Short-Term Investments
Commercial Paper	30,342,820	—	—	30,342,820
Repurchase Agreements	—	191,759,000	—	191,759,000
U.S. Government & Agency Discount Notes	—	2,663,868	—	2,663,868
Total Short-Term Investments	30,342,820	194,422,868	—	224,765,688

Total Investments	$31,222,120	$3,458,744,551	$—	$3,489,966,671

	Level 1		Level 2		Level 3
	Asset	Liability	Asset	Liability	Asset	Liability	Total
Forward Contracts **	$—	$—	$6,703,938	(1,646,198)	$—	$—	$5,057,740
Futures Contracts **	1,040,513	—	—	—	—	—	1,040,513
Swap Contracts **	—	—	5,139,367	(2,080,870)	—	—	3,058,497
Written Option Contracts **	429,272	(117)	3,578,910	(35,575)	—	—	3,972,490

*	See Portfolio of Investments for additional detailed categorizations.
**	Derivative Instruments such as forwards, futures contracts and swap contracts are valued based on the unrealized appreciation/depreciation on the instrument. Written options are presented at value.

FAS 157 Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2009	Change in Unrealized Appreciation	Net Transfers out to Level 3	Balance as of March 31, 2010
U.S. Government & Agency Obligations	$6,080,000	$310,042	$(6,390,042)	$—

Total	$6,080,000	$310,042	$(6,390,042)	$—

MIST-144

Met Investors Series Trust

PIMCO Total Return Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Municipals—1.4% of Net Assets

Security Description	Par Amount	Value

Badger Tobacco Asset Securitization Corp. 6.125%, due 06/01/27	$190,000	$204,478
Buckeye Tobacco Settlement Financing Authority
5.875%, due 06/01/47	4,600,000	3,350,134
California Infrastructure & Economic Development Bank Revenue, Build America Bonds,
6.486%, due 05/15/49	2,500,000	2,473,825
California State General Obligation Unlimited, Build America Bonds
7.950%, due 03/01/36	700,000	717,731
California State General Obligation Unlimited, Build America Bonds, Taxable Various Purposes
7.500%, due 04/01/34	2,900,000	2,995,265
7.550%, due 04/01/39	2,900,000	3,001,123
California State General Obligation Unlimited, Taxable Various Purposes
5.650%, due 04/01/13 (a)	2,700,000	2,817,261
California State University Revenue , Build America Bonds
6.484%, due 11/01/41	4,400,000	4,346,672
Calleguas-las Virgenes California Public Financing Water Revenue Authority, Build America Bonds
5.944%, due 07/01/40	7,800,000	6,967,272
Chicago Transit Authority Transfer Tax Receipts Revenue,
Series A 6.300%, due 12/01/21	400,000	422,820
6.899%, due 12/01/40	7,300,000	7,795,451
Series B 6.300%, due 12/01/21	700,000	739,935
6.899%, due 12/01/40	7,200,000	7,688,664
Clark County NV, Airport Revenue, Series C 6.820%, due 07/01/45	4,800,000	4,929,744
Clark County NV, Refunding 4.750%, due 06/01/30	5,500,000	5,478,495
Golden State Tobacco Securitization Corp., Series A-1
5.000%, due 06/01/33	10,000,000	7,827,600
Illinois Finance Authority, Peoples Gas Light & Coke
5.000%, due 02/01/33 (AMBAC)	7,410,000	7,270,988
Los Angeles Department of Water & Power, Systems, Subser A-2
5.000%, due 07/01/44 (AMBAC)	2,900,000	2,957,971
Los Angeles, California Unified School District
Build America Bonds 6.758%, 07/01/34	1,100,000	1,138,324
Refunding, Series A 4.500%, due 07/01/25-01/01/28	8,700,000	8,446,066
Metropolitan Transportation Authority, Build America Bonds, Metro Transit Authority, Series A2
6.089%, due 11/15/40	200,000	197,882
Municipal Electric Authority of Georgia 6.655%, due 04/01/57	1,300,000	1,293,760
Palomar Community College District, Series A
4.750%, due 05/01/32	300,000	299,583
Public Power Generation Agency, Build America Bonds, Whelan Energy Centre Unit, Series 2-B
7.242%, due 01/01/41	1,800,000	1,792,296
State of Illinois 4.071%, due 01/01/14	7,300,000	7,383,220
State of Texas Transportation Commission Mobility Funding, Series A
4.750%, due 04/01/35	3,500,000	3,540,215
Tobacco Settlement Financing Corp. 5.000%, due 06/01/41	900,000	581,643
7.467%, due 06/01/47	8,060,000	6,408,506

Security Description	Par Amount	Value

Tobacco Settlement Funding Corp. 5.875%, due 05/15/39	$2,000,000	$1,864,480
6.250%, due 06/01/42	1,300,000	1,178,866

Total Municipals (Cost $107,234,612)		106,110,270

Asset-Backed Securities—4.9%
Adjustable Rate Mortgage Trust 3.107%, due 05/25/35 (a)	1,406,945	1,346,943
5.344%, due 11/25/35 (a)	1,240,791	937,934
American Home Mortgage Assets 1.383%, due 11/25/46 (a)	6,276,891	2,940,949
American Home Mortgage Investment Trust 2.386%, due 02/25/45 (a)	3,306,902	2,592,199
Asset Backed Funding Certificates 0.596%, due 06/25/34 (a)	4,350,587	3,346,358
0.306%, due 01/25/37 (a)	421,289	413,235
Asset Backed Securities Corp. 0.326%, due 05/25/37 (a)	561,198	382,954
Banc of America Commercial Mortgage, Inc. 5.451%, due 01/15/49	8,400,000	8,252,985
Banc of America Funding Corp. 3.007%, due 05/25/35 (a)	5,577,245	5,132,851
4.457%, due 02/20/36 (a)	12,404,679	11,282,256
6.030%, due 01/20/47 (a)	779,698	545,884
Banc of America Mortgage Securities, Inc. 0.696%, due 01/25/34 (a)	457,225	433,699
5.000%, due 05/25/34	1,577,829	1,592,050
Bank of America Auto Trust 1.700%, due 12/15/11 (144A) (b)	5,395,999	5,416,304
BCAP LLC Trust 0.416%, due 01/25/37 (a)	4,718,063	2,425,624
Bear Stearns Adjustable Rate Mortgage Trust 3.399%, due 02/25/33 (a)	44,974	38,151
2.530%, due 08/25/35 (a)	78,753	70,350
2.560%, due 08/25/35 (a)	2,242,703	2,090,734
Bear Stearns ALT-A Trust 1.086%, due 11/25/34 (a)	1,591,921	826,759
3.478%, due 05/25/35 (a)	3,253,627	2,316,563
5.158%, due 09/25/35 (a)	2,601,662	1,927,813
5.590%, due 11/25/36 (a)	7,915,195	5,175,030
5.599%, due 11/25/36 (a)	4,444,610	2,940,589
Bear Stearns Asset Backed Securities Trust 0.646%, due 10/27/32 (a)	41,140	33,062
0.746%, due 06/25/35 (a)	16,059	15,768
1.246%, due 10/25/37 (a)	8,445,855	5,581,522
Bear Stearns Commercial Mortgage Securities, Inc.
5.060%, due 11/15/16	19,233	19,433
5.331%, due 02/11/44	400,000	386,122
5.471%, due 01/12/45 (a)	1,100,000	1,122,362
5.700%, due 06/11/50	6,400,000	6,190,829
Bear Stearns Mortgage Funding Trust 0.316%, due 02/25/37 (a)	1,677,761	1,649,188
Bear Stearns Structured Products, Inc. 5.595%, due 01/26/36 (a)	2,656,464	1,640,940
5.624%, due 12/26/46 (a)	1,882,084	1,157,846
Carrington Mortgage Loan Trust 0.566%, due 10/25/35 (a)	1,357,777	1,275,978

MIST-145

Met Investors Series Trust

PIMCO Total Return Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value

Cendant Mortgage Corp. 5.983%, due 07/25/43 (144A) (a) (b)	$30,832	$30,804
Chevy Chase Mortgage Funding Corp. 0.496%, due 08/25/35 (144A) (a) (b)	127,300	79,279
0.376%, due 05/25/48 (144A) (a) (b)	5,469,621	2,449,608
Citigroup Mortgage Loan Trust, Inc. 2.510%, due 08/25/35 (a)	8,061,099	7,217,220
4.248%, due 08/25/35 (a)	2,746,038	2,432,563
4.700%, due 12/25/35 (a)	12,919,664	11,848,241
0.306%, due 07/25/45 (a)	1,536,774	1,161,918
Commercial Mortgage Pass Through Certificates
5.306%, due 12/10/46	1,900,000	1,861,737
Countrywide Alternative Loan Trust 4.754%, due 05/25/35 (144A) (a) (b)	9,403,306	1,032,961
0.450%, due 03/20/46 (a)	368,412	191,626
Countrywide Asset-Backed Certificates 0.326%, due 06/25/37 (a)	444,372	428,413
Countrywide Home Loans 5.750%, due 05/25/33	90,734	90,389
0.566%, due 03/25/35 (a)	1,779,826	1,053,857
0.536%, due 04/25/35 (a)	198,959	114,317
0.586%, due 06/25/35 (144A) (a) (b)	7,957,461	7,021,813
5.681%, due 09/20/36 (a)	9,412,410	5,494,810
Credit Suisse First Boston Mortgage Securities Corp.
0.837%, due 03/25/32 (144A) (a) (b)	176,971	146,627
6.500%, due 04/25/33	168,991	166,617
6.000%, due 11/25/35	5,077,930	4,410,662
Credit Suisse Mortgage Capital Certificates 5.846%, due 03/15/39 (a)	400,000	393,393
5.467%, due 09/15/39	22,300,000	21,464,047
Daimler Chrysler Auto Trust 1.158%, due 07/08/11 (a)	1,600,796	1,601,880
1.708%, due 09/10/12 (a)	4,600,000	4,635,071
Deutsche Alt-A Securities, Inc. 0.336%, due 08/25/37 (a)	303,330	291,749
DSLA Mortgage Loan Trust 2.528%, due 07/19/44 (a)	1,520,516	1,015,338
First Horizon Alternative Mortgage Securities 5.338%, due 08/25/35 (a)	520,185	462,986
4.454%, due 01/25/36 (144A) (a) (b)	92,126,144	7,882,129
Ford Credit Auto Owner Trust 2.000%, due 12/15/11	2,248,614	2,256,899
1.210%, due 01/15/12	7,500,000	7,525,969
GMAC Mortgage Corp. 5.940%, due 07/01/13	13,245	13,088
GMAC Mortgage Corp. Loan Trust 5.500%, due 09/25/34	1,018,194	1,011,844
Green Tree Financial Corp. 6.220%, due 03/01/30	126,708	125,096
Greenpoint Mortgage Funding Trust 0.466%, due 06/25/45 (a)	142,399	85,077
0.326%, due 01/25/47 (a)	178,365	163,682
Greenwich Capital Commercial Funding Corp.
5.444%, due 03/10/39	9,800,000	9,548,208
4.799%, due 08/10/42 (a)	100,000	99,515
GS Mortgage Securities Corp. II 0.318%, due 03/06/20 (144A) (a) (b)	5,512,243	5,321,286
GSR Mortgage Loan Trust 6.000%, due 03/25/32	989	989
2.954%, due 09/25/35 (a)	195,270	180,327
3.402%, due 04/25/36 (a)	5,142,688	3,903,783

Security Description	Par Amount	Value

Harborview Mortgage Loan Trust 0.457%, due 05/19/35 (a)	$2,154,051	$1,280,190
0.327%, due 01/19/38 (a)	50,081	49,492
0.427%, due 01/19/38 (a)	334,170	185,149
Household Home Equity Loan 1.040%, due 11/20/36 (a)	598,511	586,585
Indymac ARM Trust 2.463%, due 01/25/32 (a)	42,079	30,550
2.503%, due 01/25/32 (a)	1,627	1,154
Indymac Index Mortgage Loan Trust 2.948%, due 12/25/34 (a)	364,045	263,599
0.336%, due 11/25/46 (a)	54,637	53,850
Indymac Residential Asset Backed Trust 0.326%, due 07/25/37 (a)	380,155	371,521
JPMorgan Chase Commercial Mortgage Securities
5.420%, due 01/15/49	400,000	386,081
5.882%, due 02/15/51 (a)	900,000	881,672
JPMorgan Mortgage Trust 5.017%, due 02/25/35 (a)	1,842,375	1,825,253
3.441%, due 07/25/35 (a)	9,736,452	9,190,620
5.750%, due 01/25/36	1,973,458	1,698,134
Lehman Brothers-UBS Commercial Mortgage Trust
5.866%, due 09/15/45 (a)	15,200,000	14,992,167
Master Alternative Loans Trust 0.646%, due 03/25/36 (a)	1,249,919	478,316
Master Asset Securitization Trust 4.500%, due 03/25/18	686,094	686,253
Merrill Lynch Commercial Mortgage Pass-Through Certificates
0.768%, due 07/09/21 (144A) (a) (b)	13,300,000	11,624,614
Merrill Lynch First Franklin Mortgage Loan Trust
0.306%, due 07/25/37 (a)	428,825	420,057
Merrill Lynch Mortgage Investments, Inc. 1.246%, due 10/25/35 (a)	410,268	328,896
4.250%, due 10/25/35 (a)	1,540,591	1,367,136
0.496%, due 11/25/35 (a)	313,256	228,175
0.456%, due 02/25/36 (a)	2,069,579	1,493,992
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.155%, due 08/12/49 (a)	11,800,000	11,706,261
5.485%, due 03/12/51 (a)	2,200,000	2,021,642
Mid-State Trust 7.791%, due 03/15/38	199,220	179,179
Morgan Stanley Capital, Inc. 0.290%, due 10/15/20 (144A) (a) (b)	1,089,506	1,003,137
0.306%, due 05/25/37 (a)	1,171,479	980,435
6.076%, due 06/11/49 (a)	3,600,000	3,562,930
5.809%, due 12/12/49	200,000	197,085
Morgan Stanley Reremic Trust 5.999%, due 08/12/45 (144A) (a) (b)	900,000	909,935
Nomura Asset Acceptance Corp. 4.976%, due 05/25/35	8,154,823	5,052,218
Option One Mortgage Loan Trust 0.886%, due 08/25/33 (a)	32,661	26,202
0.306%, due 07/25/37 (a)	902,234	863,836
Popular ABS Mortgage Pass-Through Trust 0.336%, due 06/25/37 (a)	2,109,718	1,892,150
Renaissance Home Equity Loan Trust 0.686%, due 08/25/33 (a)	306,638	254,418
Residential Accredit Loans, Inc. 0.646%, due 03/25/33 (a)	1,220,233	1,046,348
6.000%, due 06/25/36	4,592,156	2,488,129
0.426%, due 06/25/46 (a)	2,925,195	1,089,098

MIST-146

Met Investors Series Trust

PIMCO Total Return Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value

Residential Asset Securities Corp. 0.356%, due 02/25/30 (a)	$1,154,334	$1,127,876
Residential Asset Securitization Trust 0.646%, due 05/25/33 - 01/25/46 (a)	3,906,539	2,155,454
Residential Funding Mortgage Securities I 0.596%, due 06/25/18 (a)	282,178	281,374
Sequoia Mortgage Trust 0.590%, due 07/20/33 (a)	729,766	585,517
SLM Student Loan Trust 0.299%, due 10/25/16 (a)	6,043,736	6,037,328
0.699%, due 01/25/17 (a)	3,000,000	3,004,105
0.289%, due 04/25/17 (a)	3,153,171	3,151,471
0.379%, due 01/25/19 (a)	10,209,234	10,143,074
Small Business Administration Participation Certificates
6.220%, due 12/01/28	10,626,802	11,634,103
Soundview Home Equity Loan Trust 0.326%, due 06/25/37 (a)	100,989	85,271
Sovereign Commercial Mortgage Securities Trust
5.844%, due 12/22/30 (144A) (a) (b)	1,389,583	1,430,423
Structured Adjustable Rate Mortgage Loan Trust
2.776%, due 01/25/35 (a)	4,569,873	3,845,528
5.114%, due 08/25/35 (a)	361,745	262,993
Structured Asset Mortgage Investments, Inc. 0.487%, due 07/19/35 (a)	2,336,671	1,999,329
0.476%, due 05/25/45 (a)	2,206,418	1,398,325
Structured Asset Securities Corp. 2.461%, due 10/25/35 (144A) (a) (b)	136,204	114,773
Thornburg Mortgage Securities Trust 0.366%, due 10/25/46 (a)	1,309,496	1,277,989
Wachovia Asset Securitization, Inc. 0.506%, due 06/25/33 (a)	46,587	27,653
Wachovia Bank Commercial Mortgage Trust 0.320%, due 09/15/21 (144A) (a) (b)	3,347,111	2,988,871
5.342%, due 12/15/43	16,700,000	14,528,998
Washington Mutual Pass-Through Certificate 0.786%, due 12/25/27 (a)	3,456,296	3,007,240
3.036%, due 02/27/34 (a)	605,826	574,681
1.863%, due 06/25/42 - 08/25/42 (a)	570,867	432,701
Wells Fargo Mortgage Backed Securities Trust
4.503%, due 09/25/33 (a)	2,506,212	2,514,511
4.940%, due 03/25/36 (a)	12,127,713	10,690,651
5.028%, due 04/25/36 (a)	8,024,795	7,289,429
5.724%, due 04/25/36 (a)	2,460,530	758,673
5.343%, due 08/25/36 (a)	3,352,260	3,294,883

Total Asset-Backed Securities (Cost $410,488,881)		373,056,765

Domestic Bonds & Debt Securities—29.9%

Automobiles—0.1%
Daimler Finance North America LLC 7.750%, due 01/18/11	1,700,000	1,788,788
General Motors Corp.
8.375%, due 07/05/33 (c) (d)	6,800,000	3,471,865

		5,260,653

Security Description	Par Amount	Value

Capital Markets—2.7%
Goldman Sachs Group, Inc. (The) 0.429%, due 02/06/12 (a)	$15,400,000	$15,325,187
5.700%, due 09/01/12	55,000	59,684
6.250%, due 09/01/17	14,200,000	15,293,528
6.150%, due 04/01/18	1,800,000	1,907,553
6.750%, due 10/01/37	13,500,000	13,525,002
Lehman Brothers Holdings, Inc. 2.851%, due 12/23/08 (c)	12,500,000	2,937,500
5.625%, due 01/24/13 (c)	32,500,000	7,800,000
6.750%, due 12/28/17 (c)	14,800,000	74,000
6.875%, due 05/02/18 (c)	3,900,000	940,875
Merrill Lynch & Co., Inc. 0.449%, due 07/25/11 (a)	3,400,000	3,381,664
Series C 0.482%, due 06/05/12 (a)	16,800,000	16,492,778
Series MTN 6.050%, due 08/15/12	11,500,000	12,288,831
6.400%, due 08/28/17	3,100,000	3,271,982
6.875%, due 04/25/18	23,400,000	25,256,649
Morgan Stanley 3.250%, due 12/01/11	7,700,000	7,986,571
0.540%, due 04/19/12 (a)	800,000	782,260
Series EMTN 1.089%, due 04/13/16 (a) (d)	300,000	370,462
0.701%, due 10/18/16 (a)	3,400,000	3,113,601
5.950%, due 12/28/17	48,200,000	49,595,583
Morgan Stanley Dean Witter Capital 4.920%, due 03/12/35	495,000	515,317
Scotland International Finance 4.250%, due 05/23/13 (144A) (b)	19,800,000	19,204,198
Small Business Administration 7.449%, due 08/01/10	83,893	85,417
6.353%, due 03/10/11	11,207	11,679
5.471%, due 03/10/18	3,994,716	4,280,114
5.500%, due 10/01/18	72,235	77,328

		204,577,763

Chemicals—0.8%
Dow Chemical Co. 4.850%, due 08/15/12	26,100,000	27,616,645
6.000%, due 10/01/12	3,300,000	3,577,464
7.375%, due 11/01/29	185,000	207,402
ICI Wilmington, Inc. 5.625%, due 12/01/13	340,000	363,806
NGPL PipeCo LLC 7.119%, due 12/15/17 (144A) (b)	16,400,000	18,419,004
Rohm & Haas Co. 6.000%, due 09/15/17	8,500,000	9,044,247

		59,228,568

Commercial & Professional Services—0.1%
RR Donnelley & Sons Co. 4.950%, due 04/01/14	6,200,000	6,236,679

Commercial Banks—8.4%
ABN AMRO N.A. Holding Capital 6.523%, due 12/29/49 (144A) (a) (b)	345,000	296,700

MIST-147

Met Investors Series Trust

PIMCO Total Return Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Commercial Banks—(Continued)
ANZ National International, Ltd. 6.200%, due 07/19/13 (144A) (b)	$8,000,000	$8,822,960
Bank of China (Hong Kong), Ltd. 5.550%, due 02/11/20 (144A) (b)	2,500,000	2,483,925
Barclays Bank Plc 5.450%, due 09/12/12	39,300,000	42,389,294
5.000%, due 09/22/16	26,400,000	27,173,045
0.453%, due 03/23/17 (a)	1,500,000	1,390,490
6.050%, due 12/04/17 (144A) (b)	59,400,000	61,350,815
10.179%, due 06/12/21 (144A) (b)	18,080,000	23,637,973
7.434%, due 09/29/49 (144A) (a) (b)	6,700,000	6,700,000
Citibank N.A. 1.875%, due 05/07/12 - 06/04/12	3,800,000	3,850,133
Credit Agricole S.A. 8.375%, due 10/31/49 (144A) (a) (b)	46,000,000	50,025,000
Danske Bank AS 2.500%, due 05/10/12 (144A) (b)	4,500,000	4,603,439
Deutsche Bank AG London 6.000%, due 09/01/17	26,200,000	28,770,141
DnB NOR Bank ASA 0.482%, due 09/01/16 (a)	1,500,000	1,461,194
Fortis Bank Nederland Holding NV 3.000%, due 04/17/12 (d)	1,600,000	2,233,811
HSBC Capital Funding LP 4.610%, due 12/31/49 (144A) (a) (b)	585,000	545,590
9.547%, due 12/31/49 (144A) (a) (b)	350,000	357,875
ING Bank NV 1.090%, due 03/30/12 (144A) (a) (b)	66,800,000	66,787,308
Intesa Sanpaolo/New York, Series YCD 2.375%, due 12/21/12	45,500,000	45,846,437
Key Bank N.A., Series EMTN 2.502%, due 06/02/10 (144A) (a) (b)	10,700,000	10,735,941
0.785%, due 11/21/11 (a) (d)	500,000	643,418
LeasePlan Corp. NV 3.125%, due 02/10/12 (d)	7,700,000	10,756,758
Lloyds TSB Bank Plc 12.000%, due 12/31/49 (144A) (a) (b)	5,800,000	6,472,529
Rabobank Nederland 11.000%, due 12/29/49 (144A) (a) (b)	277,000	357,405
RBS Capital Trust II 6.425%, due 12/29/49	120,000	77,400
Resona Bank, Ltd. 5.850%, due 04/15/16 (144A) (a) (b)	4,400,000	4,158,418
Royal Bank of Scotland Group Plc 7.640%, due 03/31/49	14,500,000	9,207,500
6.990%, due 10/29/49 (144A) (b)	2,000,000	1,430,000
Royal Bank of Scotland Plc 0.650%, due 04/08/11 (144A) (a) (b)	11,100,000	11,121,945
Societe Financement de l’Economie Francaise
0.451%, due 07/16/12 (144A) (a) (b)	57,000,000	57,265,050
Societe Generale 5.922%, due 04/29/49 (144A) (a) (b)	13,200,000	11,414,066
8.875%, due 06/29/49 (a) (e)	5,000,000	7,781,032
Svenska Handelsbanken AB 1.257%, due 09/14/12 (144A) (a) (b)	34,000,000	34,271,014
UBS AG 1.352%, due 02/23/12 (a)	9,600,000	9,651,043
5.875%, due 12/20/17	21,700,000	22,508,607

Security Description	Par Amount	Value

Commercial Banks—(Continued)
USB Capital IX 6.189%, due 04/15/49 (a)	$8,125,000	$7,028,125
Wachovia Bank N.A. 0.587%, due 03/15/16 (a)	6,000,000	5,525,838
Wachovia Corp. 0.381%, due 10/15/11 (a)	14,900,000	14,838,701
Wells Fargo Bank N.A. 7.550%, due 06/21/10	11,175,000	11,337,764
Westpac Banking Corp. 0.731%, due 07/16/14 (144A) (a) (b)	29,000,000	29,197,751
Westpac Capital Trust III 5.819%, due 09/30/13 (144A) (a) (b)	80,000	74,884
Westpac Capital Trust IV 5.256%, due 03/31/16 (144A) (a) (b)	165,000	145,834

		644,727,153

Computers & Peripherals—0.3%
International Business Machines Corp. 5.700%, due 09/14/17	19,300,000	21,420,703

Construction Materials—0.1%
C10 Capital, Ltd. 6.722%, due 12/18/49 (a)	4,800,000	3,417,470
C8 Capital SPV, Ltd. 6.640%, due 12/31/14 (144A) (a) (b)	1,700,000	1,185,184

		4,602,654

Consumer Finance—2.1%
American Express Bank FSB S.A. 5.500%, due 04/16/13	16,700,000	17,897,791
6.000%, due 09/13/17	34,000,000	36,545,478
American Express Centurion Bank 6.000%, due 09/13/17	34,000,000	36,545,478
Capital One Financial Corp. 6.750%, due 09/15/17	10,600,000	11,730,448
Ford Motor Credit Co. LLC 7.250%, due 10/25/11	1,300,000	1,344,550
7.875%, due 06/15/10	2,500,000	2,523,372
9.750%, due 09/15/10	4,100,000	4,198,761
7.375%, due 02/01/11	5,400,000	5,535,934
3.001%, due 01/13/12 (a)	9,000,000	8,752,500
7.800%, due 06/01/12	800,000	830,142
7.000%, due 10/01/13	500,000	517,766
12.000%, due 05/15/15	4,000,000	4,783,484
8.000%, due 12/15/16	500,000	527,493
GMAC, Inc. 7.250%, due 03/02/11	5,000,000	5,084,540
5.375%, due 06/06/11 (d)	1,000,000	1,366,024
6.875%, due 09/15/11	500,000	507,125
7.000%, due 02/01/12	7,700,000	7,824,894
8.300%, due 02/12/15 (144A) (b)	3,500,000	3,683,750
6.625%, due 05/15/12	10,300,000	10,365,755

		160,565,285

Diversified Financial Services—7.3%
ANZ Capital Trust II 5.360%, due 12/29/49 (144A) (b)	525,000	520,659

MIST-148

Met Investors Series Trust

PIMCO Total Return Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Bank of America Corp. 2.375%, due 06/22/12	$29,000,000	$29,727,610
5.650%, due 05/01/18	17,800,000	18,036,687
8.000%, due 12/29/49 (a)	5,000,000	5,109,005
Bear Stearns & Co., Inc. 4.550%, due 06/23/10	4,900,000	4,939,122
6.400%, due 10/02/17	19,300,000	21,353,057
CIT Group, Inc. 7.000%, due 05/01/13 - 05/01/17	7,827,626	7,364,304
Citigroup Capital XXI 8.300%, due 12/21/57 (a)	35,900,000	36,528,250
Citigroup Funding, Inc. 2.250%, due 12/10/12	5,100,000	5,186,134
Citigroup, Inc. 2.125%, due 04/30/12	2,600,000	2,648,935
5.625%, due 08/27/12	1,000,000	1,048,850
5.500%, due 04/11/13 - 10/15/14	52,900,000	55,079,841
6.125%, due 11/21/17 - 05/15/18	47,500,000	48,916,108
8.500%, due 05/22/19	3,800,000	4,442,576
5.875%, due 05/29/37	7,000,000	6,325,690
GATX Financial Corp. 5.800%, due 03/01/16	5,000,000	4,993,675
General Electric Capital Corp. 3.000%, due 12/09/11	1,400,000	1,447,345
2.250%, due 03/12/12	37,700,000	38,520,013
2.000%, due 09/28/12	10,000,000	10,142,250
6.750%, due 03/15/32	165,000	175,077
6.875%, due 01/10/39	6,500,000	7,033,845
6.500%, due 09/15/67 (144A) (a) (b) (e)	11,900,000	16,021,972
6.375%, due 11/15/67 (a)	5,400,000	5,103,000
International Lease Finance Corp. 5.450%, due 03/24/11	4,500,000	4,505,931
5.750%, due 06/15/11	12,500,000	12,567,175
5.400%, due 02/15/12	16,642,000	16,382,601
5.300%, due 05/01/12	24,700,000	24,001,929
5.250%, due 01/10/13	2,900,000	2,766,571
6.375%, due 03/25/13	2,900,000	2,835,924
5.875%, due 05/01/13	1,600,000	1,537,594
JPMorgan Chase & Co. 6.950%, due 08/10/12	8,200,000	9,089,249
0.587%, due 06/13/16 (a)	5,300,000	4,981,046
6.000%, due 10/01/17 - 01/15/18	38,600,000	41,510,458
7.250%, due 02/01/18	5,000,000	5,787,265
JPMorgan Chase Capital XXI Series U 1.199%, due 02/02/37 (a)	27,300,000	20,996,921
LBG Capital No. 1 Plc, Series 144 7.875%, due 11/01/20	285,000	257,925
Macquarie Bank Ltd. 2.600%, due 01/20/12 (144A) (b)	2,200,000	2,246,495
Nationwide Building Society 6.250%, due 02/25/20 (144A) (b)	10,800,000	11,032,200
Pearson Dollar Finance Plc 5.700%, due 06/01/14 (144A) (b)	13,500,000	14,608,687
SLM Corp. 0.409%, due 07/26/10 (a)	12,235,000	12,070,243
0.457%, due 03/15/11 (a)	1,298,000	1,266,422
4.221%, due 03/15/12 (a)	1,500,000	1,402,710

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
5.000%, due 10/01/13	$2,839,000	$2,714,391
0.549%, due 01/27/14 (a)	11,400,000	9,872,092
4.750%, due 03/17/14 (d)	4,600,000	5,832,653
5.375%, due 05/15/14	7,035,000	6,669,489
Teco Finance, Inc. 6.750%, due 05/01/15	4,400,000	4,910,554
Temasek Financial I, Ltd. 4.300%, due 10/25/19 (144A) (b)	5,500,000	5,464,558
Trans Capital Investment, Ltd. 8.700%, due 08/07/18 (144A) (b)	2,800,000	3,364,082

		559,339,170

Diversified Telecommunication Services—0.5%
AT&T, Inc. 6.300%, due 01/15/38	6,400,000	6,516,013
CenturyTel, Inc. 6.000%, due 04/01/17	5,000,000	5,111,955
Deutsche Telekom International Finance B.V. 8.750%, due 06/15/30	50,000	64,206
Embarq Corp. 7.995%, due 06/01/36	6,600,000	6,710,464
France Telecom S.A. 8.500%, due 03/01/31	165,000	219,475
Qwest Capital Funding, Inc. 7.250%, due 02/15/11	8,000,000	8,320,000
Qwest Corp. 8.875%, due 03/15/12	1,720,000	1,892,000
SBC Communications, Inc. 5.100%, due 09/15/14	380,000	411,548
5.625%, due 06/15/16	455,000	499,482
Sprint Capital Corp. 8.750%, due 03/15/32	6,900,000	6,434,250
Verizon Global Funding Corp. 7.375%, due 09/01/12	185,000	209,616
Verizon New York, Inc. 6.875%, due 04/01/12	325,000	354,042
7.375%, due 04/01/32	155,000	167,096
Verizon Wireless Capital LLC 2.851%, due 05/20/11 (a)	3,900,000	4,014,949

		40,925,096

Electric Utilities—1.5%
Arizona Public Service Co. 4.650%, due 05/15/15	165,000	169,636
Centrais Eletricas Brasileiras S.A. 6.875%, due 07/30/19 (144A) (b)	54,400,000	59,568,000
Consumers Energy Co. 5.000%, due 02/15/12	2,500,000	2,652,650
Dominion Resources, Inc. 6.300%, due 03/15/33	210,000	219,340
DTE Energy Co. 6.375%, due 04/15/33	260,000	247,460
Electricite de France 5.500%, due 01/26/14 (144A) (b)	5,100,000	5,604,217
6.500%, due 01/26/19 (144A) (b)	5,100,000	5,732,599
6.950%, due 01/26/39 (144A) (b)	5,100,000	5,874,629
Enel Finance International S.A. 6.250%, due 09/15/17 (144A) (b)	10,550,000	11,478,179

MIST-149

Met Investors Series Trust

PIMCO Total Return Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Electric Utilities—(Continued)
Nisource Finance Corp. 6.150%, due 03/01/13	$475,000	$518,099
5.400%, due 07/15/14	10,000,000	10,555,700
5.250%, due 09/15/17	7,500,000	7,549,230
Pepco Holdings, Inc. 6.450%, due 08/15/12	90,000	96,485
7.450%, due 08/15/32	180,000	192,418
Progress Energy, Inc. 7.100%, due 03/01/11	1,600,000	1,683,008
6.850%, due 04/15/12	650,000	709,550

		112,851,200

Energy Equipment & Services—0.0%
Transocean, Inc. 6.800%, due 03/15/38	1,000,000	1,126,622

Food & Staples Retailing—0.3%
CVS Caremark Corp. 0.552%, due 06/01/10 (a)	17,200,000	17,203,302
Wal-Mart Stores, Inc. 5.800%, due 02/15/18	6,600,000	7,377,388

		24,580,690

Food Products—0.4%
Kraft Foods, Inc. 6.125%, due 02/01/18	23,500,000	25,758,468
6.875%, due 02/01/38	2,100,000	2,279,178

		28,037,646

Health Care Equipment & Supplies—0.0%
Covidien International Finance S.A. 6.000%, due 10/15/17	2,600,000	2,855,632

Health Care Providers & Services—0.2%
Prudential Holding LLC 8.695%, due 12/18/23 (144A) (b)	150,000	173,165
UnitedHealth Group, Inc. 6.000%, due 02/15/18	11,100,000	11,870,073
6.875%, due 02/15/38	2,200,000	2,342,272

		14,385,510

Independent Power Producers & Energy Traders—0.1%
NRG Energy, Inc. 7.250%, due 02/01/14	5,500,000	5,555,000
PSEG Power LLC 5.500%, due 12/01/15	420,000	454,106
8.625%, due 04/15/31	245,000	314,550

		6,323,656

Insurance—0.8%
American General Finance Corp. 4.625%, due 09/01/10	3,000,000	2,995,770
4.875%, due 07/15/12	800,000	754,018
6.900%, due 12/15/17	3,200,000	2,806,912
American International Group, Inc. 5.850%, due 01/16/18	20,600,000	19,169,969

Security Description	Par Amount	Value

Insurance—(Continued)
5.250%/6.250%, due 11/16/22 (f)	$3,163,000	$2,281,639
8.625%, due 05/22/38 (a) (e)	5,500,000	6,825,755
ASIF I 0.399%, due 07/26/10 (a)	10,000,000	9,777,950
CNA Financial Corp. 5.850%, due 12/15/14	5,000,000	5,092,965
ING Capital Funding Trust III 8.439%, due 12/31/49 (a)	200,000	190,000
Liberty Mutual Group, Inc. 5.750%, due 03/15/14 (144A) (b)	5,750,000	6,023,844
Nationwide Financial Services, Inc. 6.250%, due 11/15/11	55,000	58,368
5.900%, due 07/01/12	60,000	62,907
Pacific LifeCorp. 6.000%, due 02/10/20 (144A) (b)	2,600,000	2,542,439
Principal Life Income Funding Trusts 5.300%, due 04/24/13	3,400,000	3,652,341

		62,234,877

IT Services—0.1%
Western Union Co. (The) 5.930%, due 10/01/16	10,000,000	11,073,920

Media—0.6%
British Sky Broadcasting Group Plc 6.100%, due 02/15/18 (144A) (b)	15,000,000	16,153,140
Comcast Corp. 7.050%, due 03/15/33	75,000	80,893
Cox Communications, Inc. 4.625%, due 06/01/13	430,000	454,971
News America Holdings, Inc. 8.250%, due 08/10/18	110,000	134,410
7.750%, due 01/20/24	25,000	29,964
Omnicom Group, Inc. 5.900%, due 04/15/16	5,000,000	5,418,115
Time Warner Cos., Inc. 5.875%, due 11/15/16	6,500,000	7,111,292
9.150%, due 02/01/23	155,000	201,685
8.375%, due 03/15/23	260,000	317,980
7.625%, due 04/15/31	310,000	355,040
Viacom, Inc. 6.250%, due 04/30/16	15,000,000	16,593,195

		46,850,685

Metals & Mining—0.1%
Vale Overseas, Ltd. 6.875%, due 11/21/36	8,200,000	8,503,810

Oil, Gas & Consumable Fuels—0.8%
Chesapeake Energy Corp. 7.500%, due 06/15/14	500,000	510,000
7.000%, due 08/15/14	800,000	815,000
Duke Capital LLC 6.250%, due 02/15/13	375,000	410,121
8.000%, due 10/01/19	55,000	64,945
El Paso Corp. 7.750%, due 01/15/32	2,715,000	2,681,361

MIST-150

Met Investors Series Trust

PIMCO Total Return Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Gaz Capital S.A. 8.146%, due 04/11/18 (144A) (b)	$12,400,000	$14,043,000
8.625%, due 04/28/34	23,300,000	27,146,830
Husky Energy, Inc. 6.150%, due 06/15/19	215,000	229,625
Kinder Morgan Energy Partners LP 7.400%, due 03/15/31	225,000	253,697
7.750%, due 03/15/32	135,000	156,408
7.300%, due 08/15/33	90,000	100,623
Magellan Midstream Partners 5.650%, due 10/15/16	385,000	399,555
Shell International Finance B.V. 5.500%, due 03/25/40	4,100,000	4,033,666
TransCanada Pipelines, Ltd. 7.625%, due 01/15/39	2,500,000	3,056,370
Transcontinental Gas Pipe Line Corp. 8.875%, due 07/15/12	35,000	39,987
Valero Energy Corp. 7.500%, due 04/15/32	225,000	232,520
Williams Cos., Inc. 6.375%, due 10/01/10 (144A) (b)	2,900,000	2,953,954
7.500%, due 01/15/31	592,000	652,260

		57,779,922

Paper & Forest Products—0.1%
International Paper Co. 5.250%, due 04/01/16	6,500,000	6,550,914

Pharmaceuticals—0.9%
GlaxoSmithKline Capital, Inc. 4.850%, due 05/15/13	49,400,000	53,583,587
Roche Holdings, Inc. 7.000%, due 03/01/39 (144A) (b)	8,000,000	9,535,432
Wyeth 5.500%, due 03/15/13 - 02/15/16	7,500,000	8,322,853
6.450%, due 02/01/24	160,000	182,850

		71,624,722

Real Estate Investment Trusts (REITs)—0.1%
HCP, Inc. 6.700%, due 01/30/18	7,500,000	7,655,145
Health Care Property Investors, Inc. 5.950%, due 09/15/11	4,100,000	4,278,042

		11,933,187

Road & Rail—0.3%
Con-way, Inc. 7.250%, due 01/15/18	10,000,000	10,606,910
CSX Corp. 6.250%, due 03/15/18	10,000,000	10,822,490
Norfolk Southern Corp. 5.590%, due 05/17/25	60,000	58,978
7.800%, due 05/15/27	7,000	8,458
5.640%, due 05/17/29	168,000	166,485
7.250%, due 02/15/31	65,000	75,757

Security Description	Par Amount	Value

Road & Rail—(Continued)
Union Pacific Corp. 6.625%, due 02/01/29	$50,000	$54,683

		21,793,761

Specialty Retail—0.3%
Home Depot, Inc. 5.400%, due 03/01/16	5,000,000	5,409,845
Limited Brands, Inc. 6.900%, due 07/15/17	15,000,000	15,375,000

		20,784,845

Tobacco—0.1%
Philip Morris International, Inc. 6.375%, due 05/16/38	4,100,000	4,476,036
Reynolds American, Inc. 7.625%, due 06/01/16	2,400,000	2,699,995

		7,176,031

Trading Companies & Distributors—0.1%
GATX Corp. 6.000%, due 02/15/18	5,000,000	4,991,515

Wireless Telecommunication Services—0.7%
AT&T Wireless Services, Inc. 7.875%, due 03/01/11	40,115,000	42,700,653
8.125%, due 05/01/12	5,000	5,645
8.750%, due 03/01/31	245,000	317,206
Cingular Wireless LLC 6.500%, due 12/15/11	700,000	758,855
Sprint Nextel Corp. 6.000%, due 12/01/16	11,250,000	10,209,375

		53,991,734

Total Domestic Bonds & Debt Securities (Cost $2,214,321,225)		2,282,334,603

Foreign Bonds & Debt Securities—4.3%

Aruba Guilder—0.0%
UFJ Finance Aruba AEC 6.750%, due 07/15/13	220,000	246,807

Brazil—1.8%
Brazil Notas do Tesouro Nacional, Series F 10.000%, due 01/01/12-01/01/10 (g)	25,012,200	137,738,900

Canada—0.3%
Canadian Government Bond 2.000%, due 12/01/14 (h)	18,900,000	17,959,699
4.500%, due 06/01/15 (h)	2,700,000	2,865,519

		20,825,218

Cayman Islands—0.0%
Hutchison Whampoa International, Ltd. 6.250%, due 01/24/14 (144A) (b)	245,000	270,599

MIST-151

Met Investors Series Trust

PIMCO Total Return Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Cayman Islands—(Continued)
Mizuho Finance 5.790%, due 04/15/14 (144A) (b)	$315,000	$333,302
Petroleum Export, Ltd. 5.265%, due 06/15/11 (144A) (b)	1,901,061	1,880,421

		2,484,322

Denmark—0.4%
Nykredit Realkredit A.S. 2.537%, due 04/01/38 (a) (i)	23,863,107	4,164,438
2.365%, due 10/01/38 (a) (i)	25,259,895	4,359,107
Realkredit Danmark A.S. 2.450%, due 01/01/38 (a) (i)	121,354,807	20,990,517

		29,514,062

France—0.3%
AXA S.A. 8.600%, due 12/15/30	60,000	72,947
France Government Bond OAT 3.500%, due 04/25/20 (d)	2,600,000	3,540,772
France Telecom S.A. 7.750%, due 03/01/31	400,000	424,768
French Treasury Note 2.500%, due 01/15/15 (d)	12,400,000	16,956,862

		20,995,349

Germany—1.4%
Bundesrepublik Deutschland 3.250%, due 01/04/20 (d)	75,900,000	104,133,631

Mexico—0.1%
United Mexican States 6.050%, due 01/11/40	5,100,000	5,112,750

Netherlands—0.0%
Deutsche Telekom Finance 5.250%, due 07/22/13	425,000	456,091

Norway—0.0%
Den Norske Bank 7.729%, due 06/29/49(144A) (a) (b)	115,000	116,157

Panama—0.0%
Panama Government International Bond 9.375%, due 04/01/29	1,161,000	1,581,862
Republic of Panama 6.700%, due 01/26/36	1,150,000	1,227,625

		2,809,487

Russia—0.0%
Morgan Stanley (Gazprom) 9.625%, due 03/01/13(144A) (b)	130,000	149,013

Singapore—0.0%
United Overseas Bank, Ltd. 5.375%, due 09/03/19 (144A) (a) (b)	470,000	487,971

Security Description	Par Amount	Value

South Africa—0.0%
South Africa Government International Bond 5.875%, due 05/30/22	$700,000	$718,813

South Korea—0.0%
Korea Development Bank 0.391%, due 04/05/10 (a)	1,600,000	1,600,000
Standard Chartered First Bank Korea, Ltd. 7.267%, due 03/03/34 (144A) (a) (b)	240,000	244,280
Woori Bank Korea 6.025%, due 03/13/14 (144A) (a) (b)	305,000	285,648

		2,129,928

Sweden—0.0%
Swedbank A.B. 3.625%, due 12/02/11 (d)	1,400,000	1,957,963

United Kingdom—0.0%
British Telecom Plc 9.125%, due 12/15/10	190,000	200,679
HBOS Capital Funding LP 6.071%, due 06/30/49 (144A) (a) (b)	45,000	35,325

		236,004

Total Foreign Bonds & Debt Securities (Cost $320,945,108)		330,112,466

U. S. Government & Agency Obligations—29.8%
Federal Home Loan Bank 1.000%, due 12/28/11	3,700,000	3,700,862
Federal Home Loan Mortgage Corp.
7.000%, due 09/01/10	661	674
6.500%, due 04/01/11 - 01/15/24	126,542	137,488
6.000%, due 05/01/11 - 04/01/23	5,575,341	6,044,817
1.125%, due 06/01/11 (l)	33,600,000	33,785,270
1.125%, due 12/15/11	4,900,000	4,913,264
5.500%, due 05/01/14 - 06/01/36	24,204,242	25,691,579
1.875%, due 11/15/23 (a)	1,740,799	1,747,139
5.000%, due 12/15/23 - 04/15/30	19,092,509	19,531,535
3.429%, due 01/01/29 (a)	1,219,445	1,255,175
2.663%, due 11/01/31 (a)	65,358	67,487
3.500%, due 07/15/32	209,209	213,955
3.689%, due 08/01/32 (a)	335,904	348,986
0.480%, due 07/15/34 (a)	363,345	367,041
2.609%, due 10/01/34 (a)	198,813	203,766
2.662%, due 11/01/34 (a)	350,507	362,029
3.183%, due 11/01/34 (a)	123,169	128,410
3.309%, due 11/01/34 (a)	161,174	168,823
3.346%, due 11/01/34 (a)	89,401	93,609
2.992%, due 01/01/35 (a)	189,494	194,566
3.798%, due 01/01/35 (a)	786,381	800,685
3.790%, due 02/01/35 (a)	107,291	110,040
3.977%, due 02/01/35 (a)	226,180	230,007
4.068%, due 02/01/35 (a)	176,635	183,614
4.173%, due 02/01/35 (a)	225,221	229,448
4.186%, due 02/01/35 (a)	174,901	178,413
4.322%, due 02/01/35 (a)	590,174	605,092
5.134%, due 03/01/35 (a)	1,636,431	1,717,222

MIST-152

Met Investors Series Trust

PIMCO Total Return Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

U. S. Government & Agency Obligations—(Continued)

Security Description	Par Amount	Value

3.168%, due 06/01/35 (a)	$4,825,769	$5,079,403
3.849%, due 08/01/35 (a)	2,433,511	2,536,308
4.891%, due 09/01/35 (a)	2,753,195	2,848,852
5.281%, due 09/01/35 (a)	707,898	736,440
5.500%, due TBA (k)	267,000,000	281,977,098
Federal National Mortgage Assoc.
6.000%, due 09/01/16 - 09/01/39	489,535,116	521,705,713
5.500%, due 11/01/10 - 09/01/36	70,769,102	75,540,722
7.000%, due 04/01/11 - 05/01/11	3,015	3,069
8.000%, due 11/01/13 - 10/01/25	12,812	14,183
6.500%, due 12/01/13 - 10/01/17	549,221	594,878
3.066%, due 10/01/28 (a)	260,391	268,102
7.500%, due 09/01/30	2,480	2,810
7.013%, due 02/01/31 (a)	559,389	571,205
2.984%, due 09/01/31 (a)	132,811	136,384
0.636%, due 09/18/31 (a)	1,055,668	1,058,610
1.146%, due 04/25/32 (a)	438,573	444,898
2.761%, due 07/01/32 (a)	47,054	48,292
3.679%, due 09/01/32 (a)	518,648	537,572
3.290%, due 11/01/32 (a)	270,738	283,194
3.848%, due 03/01/33 (a)	12,929	13,132
3.280%, due 06/01/33 (a)	140,233	142,534
3.910%, due 07/01/33 (a)	104,605	106,917
3.833%, due 04/01/34 (a)	40,181	41,227
3.857%, due 05/01/34 (a)	2,056,796	2,118,607
4.912%, due 09/01/34 (a)	302,778	315,693
5.023%, due 09/01/34 (a)	4,139,994	4,326,111
3.023%, due 10/01/34 (a)	64,162	66,146
2.835%, due 11/01/34 (a)	9,169,633	9,597,204
2.926%, due 11/01/34 (a)	19,542	20,007
3.172%, due 11/01/34 (a)	512,429	531,952
2.578%, due 12/01/34 - 02/01/35 (a)	8,190,887	8,473,165
2.590%, due 12/01/34 (a)	2,469,024	2,503,365
2.857%, due 12/01/34 (a)	208,954	213,307
2.184%, due 01/01/35 (a)	673,455	680,990
2.643%, due 01/01/35 (a)	278,091	286,704
2.775%, due 01/01/35 (a)	260,799	265,667
2.848%, due 01/01/35 (a)	226,626	231,472
2.852%, due 01/01/35 (a)	76,155	77,799
2.797%, due 02/01/35 (a)	138,143	140,770
3.620%, due 03/01/35 (a)	299,697	301,984
4.544%, due 04/01/35 (a)	436,294	442,483
4.298%, due 05/01/35 (a)	253,545	262,589
4.749%, due 05/01/35 (a)	1,812,790	1,875,400
2.979%, due 05/25/35 (a)	4,859,964	4,851,604
4.250%, due 08/01/35 (a)	2,931,037	3,040,976
4.729%, due 08/01/35 (a)	3,005,751	3,131,645
4.733%, due 09/01/35 (a)	5,874,648	6,148,585
4.704%, due 10/01/35 (a)	3,339,059	3,488,787
2.405%, due 11/01/35 (a)	1,230,342	1,253,745
3.037%, due 11/01/35 (a)	1,673,476	1,729,310
4.653%, due 11/01/35 (a)	2,368,656	2,449,255
5.376%, due 01/01/36 (a)	1,081,675	1,142,769
6.369%, due 08/01/36 (a)	2,697,985	2,831,975
4.679%, due 12/01/36 (a)	1,004,918	1,054,006
6.000%, due 08/01/37 (l)	51,021,188	54,290,504
1.671%, due 08/01/41 - 10/01/44 (a)	4,725,114	4,716,381
1.721%, due 09/01/41 (a)	2,377,294	2,381,774

Security Description	Par Amount	Value

5.500%, due TBA (k)	$29,000,000	$30,459,077
6.000%, due TBA (k)	478,000,000	509,080,256
FHLMC Structured Pass Through Securities
1.871%, due 07/25/44 (a)	13,251,149	12,719,029
1.671%, due 10/25/44-02/25/45 (a)	2,754,631	2,638,344
Government National Mortgage Assoc.
6.000%, due 04/15/14 - 10/15/38	6,479,220	6,933,577
4.375%, due 02/20/22-05/20/32 (a)	406,569	420,719
7.000%, due 10/15/23	36,266	40,552
7.500%, due 01/15/26 - 04/15/31	5,907,086	6,404,740
3.125%, due 01/20/26 - 11/20/30 (a)	248,124	252,712
3.625%, due 08/20/27 - 09/20/33 (a)	478,580	492,277
4.250%, due 02/20/28 - 01/20/30 (a)	139,905	145,020
4.875%, due 04/20/29 (a)	19,357	20,040
0.730%, due 02/16/30 (a)	35,109	35,141
4.735%, due 05/20/30 (a)	68,861	71,567
0.530%, due 01/16/31 (a)	91,240	91,389
3.500%, due 10/20/31 (a)	7,547	7,755
3.750%, due 03/20/32 (a)	1,456	1,504
4.500%, due 04/20/32 (a)	14,241	14,733
4.000%, due 03/20/33 (a)	14,813	15,281
6.500%, due 06/15/37 - 02/15/39	50,604,210	54,634,268
6.000%, due TBA (k)	1,000,000	1,066,250
U.S. Treasury Bond 4.375%, due 02/15/38	3,100,000	2,948,878
3.500%, due 02/15/39	2,800,000	2,266,690
4.375%, due 11/15/39 (l)	28,900,000	27,337,608
U.S. Treasury Note 0.875%, due 01/31/12 (l)	206,100,000	205,922,960
0.875%, due 02/29/12	13,100,000	13,076,983
2.375%, due 02/28/15 (l)	220,200,000	218,756,149
3.250%, due 03/31/17	46,600,000	46,556,336
3.625%, due 02/15/20	13,500,000	13,274,307

Total U.S. Government & Agency Obligations (Cost $2,252,844,837)		2,278,629,412

Loan Participation—0.2%
Chrysler Finco 4.230%, due 08/03/14 (144A) (b)	5,075,000	5,088,043
CIT Group, Inc. 9.50%, due 01/18/12 (144A) (b)	3,330,000	3,417,412
Ford Motor Co. 3.230%, due 11/29/13 (144A) (b)	6,373,282	6,180,968
3.260%, due 12/16/13 (144A) (b)	365,144	354,126

Total Loan Participation (Cost $14,723,176)		15,040,549

Preferred Stocks—0.8%
Security Description	Shares	Value

Commercial Banks—0.7%
Wells Fargo & Co. 7.980%, due 03/15/18 (a)	50,400,000	52,920,000

MIST-153

Met Investors Series Trust

PIMCO Total Return Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Preferred Stocks—(Continued)

Security Description	Shares	Value

Diversified Financial Services—0.1%
JPMorgan Chase & Co., Series 1 7.900%, due 12/31/49 (a)	8,200,000	$8,771,573

Total Preferred Stocks (Cost $56,111,331)		61,691,573

Convertible Preferred Stocks—0.7%

Commercial Banks—0.7%
Wells Fargo & Co., Series L 7.500%	53,950	52,709,150

Insurance—0.0%
American International Group, Inc. 8.500%, due 08/01/11	168,900	1,726,158

Total Convertible Preferred Stocks (Cost $52,682,153)		54,435,308

Short-Term Investments—41.2%
Security Description	Par Amount	Value

Discount Notes—5.2%
Federal Home Loan Bank 0.000%, due 04/01/10 (j)	$75,000,000	75,000,000
0.023%, due 04/15/10 (j)	46,000,000	45,999,585
0.170%, due 05/26/10 (j)	2,749,000	2,748,286
0.180%, due 06/23/10 (j)	3,410,000	3,408,585
Federal Home Loan Mortgage Corp. 0.180%, due 06/28/10 (j)	30,000,000	29,986,800
0.200%, due 07/08/10 (j)	75,800,000	75,758,731
Federal National Mortgage Assoc. 0.110%, due 04/07/10 (j)	32,000,000	31,999,413
0.170%, due 05/19/10 (j)	7,200,000	7,198,368
0.175%, due 06/09/10 (j)	1,700,000	1,699,430
0.166%, due 06/25/10 (j)	35,116,000	35,102,237
0.220%, due 08/09/10 (j)	90,000,000	89,928,500

		398,829,935

Repurchase Agreements—25.3%
Barclays Capital, Inc.
Repurchase Agreement, dated 03/31/10 at 0.010% to be repurchased at $162,000,045 on 04/01/10 collateralized by $165,271,000 U.S. Treasury Bill at 0.150% due 05/20/10 with a value of $165,238,864.	162,000,000	162,000,000
Repurchase Agreement, dated 03/11/10 at 0.140% to be repurchased at $131,614,330 on 04/08/10 collateralized by $132,310,000 Federal National Mortgage Association at 4.150% due 12/17/18 with a value of $133,417,876.	131,600,000	131,600,000

Security Description	Par Amount	Value

Repurchase Agreements—(Continued)
Repurchase Agreement, dated 03/17/10 at 0.140% to be repurchased at $56,004,573 on 04/07/10 collateralized by $46,846,000 U.S. Inflation Index Bond at 2.375% due 01/15/25 with a value of $57,389,053.	$56,000,000	$56,000,000
Repurchase Agreement, dated 03/17/10 at 0.0140% to be repurchased at $28,002,287 on 04/07/10 collateralized by $28,224,000 Federal National Mortgage Association at 3.300% due 01/27/15 with a value of $28,479,521.	28,000,000	28,000,000
Credit Suisse Securities (USA) LLC
Repurchase Agreement, dated 03/26/10 at 0.150% to be repurchased at $175,014,583 on 04/15/10 collateralized by $146,327,000 U.S. Treasury Inflation Index Bond at 2.000% due 07/15/14 with a value of $179,335,646.	175,000,000	175,000,000
Repurchase Agreement, dated 03/26/10 at 0.150% to be repurchased at $65,005,417 on 04/15/10 collateralized by $53,328,000 U.S. Treasury Inflation Index Bond at 2.000% due 01/15/14 with a value of $66,537,577.	65,000,000	65,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement, dated 03/24/10 at 0.140% to be repurchased at $83,069,522 on 04/07/10 collateralized by $85,000,000 Federal National Mortgage Association at 0.000% due 01/03/11 with a value of $84,827,993.	83,065,000	83,065,000
Repurchase Agreement, dated 03/26/10 at 0.140% to be repurchased at $66,601,554 on 04/01/10 collateralized by $68,134,000 Federal National Mortgage Association at 0.000% due 12/30/10 with a value of $67,999,687.	66,600,000	66,600,000
Repurchase Agreement, dated 03/24/10 at 0.140% to be repurchased at $12,935,704 on 04/07/10 collateralized by $13,232,000 Federal National Mortgage Association at 0.000% due 12/30/10 with a value of $13,205,916.	12,935,000	12,935,000
Goldman Sachs & Co.
Repurchase Agreement, dated 03/22/10 at 0.180% to be repurchased at $14,002,940 on 05/03/10 collateralized by $15,382,000 Federal National Mortgage Association at 6.000% due 01/01/39 with a value of $14,424,379.	14,000,000	14,000,000

MIST-154

Met Investors Series Trust

PIMCO Total Return Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount	Value

Repurchase Agreements—(Continued)
JPMorgan Securities, Inc.
Repurchase Agreement, dated 03/31/10 at 0.010% to be repurchased at $190,500,053 on 04/01/10 collateralized by $183,436,000 U.S. Treasury Inflation Index Bond at 2.500% due 01/15/29 with a value of $196,977,648.	$190,500,000	$190,500,000
Repurchase Agreement, dated 03/31/10 at 0.010% to be repurchased at $90,300,025 on 04/01/10 collateralized by $70,684,900 U.S. Treasury Inflation Index Bond at 3.000% due 07/15/12 with a value of $92,360,693.	90,300,000	90,300,000
Morgan Stanley & Co.
Repurchase Agreement, dated 03/31/10 at 0.050% to be repurchased at $300,417,417 on 04/01/10 collateralized by $293,830,000 Federal Home Loan Mortgage Corp. at 3.875% due 06/29/11 with a value of $308,584,755.	300,417,000	300,417,000
Repurchase Agreement, dated 03/31/10 at 0.050% to be repurchased at $271,588,377 on 04/01/10 collateralized by $262,465,000 Federal National Mortgage Association at 6.250% due 02/01/11 with a value of $277,338,017.	271,588,000	271,588,000
Repurchase Agreement, dated 03/31/10 at 0.050% to be repurchased at $151,898,211 on 04/01/10 collateralized by $153,130,000 Federal National Mortgage Association at 1.375% due 04/28/11 with a value of $155,412,594.	151,898,000	151,898,000
Repurchase Agreement, dated 03/26/10 at 0.120% to be repurchased at $44,209,884 on 04/01/10 collateralized by $45,000,000 Federal Home Loan Bank at 1.250% due 08/06/12 with a value of $45,223,025.	44,209,000	44,209,000
Repurchase Agreement, dated 03/31/10 at 0.050% to be repurchased at $38,297,053 on 04/01/10 collateralized by $39,170,000 Federal Home Loan Bank at 0.590% due 04/27/11 with a value of $39,171,251.	38,297,000	38,297,000
Repurchase Agreement, dated 03/26/10 at 0.120% to be repurchased at $22,291,446 on 04/01/10 collateralized by $22,725,000 Federal National Mortgage Association at 1.000% due 07/06/12 with a value of $22,800,270.	22,291,000	22,291,000

Security Description	Par Amount	Value

Repurchase Agreements—(Continued)
Repurchase Agreement, dated 03/17/10 at 0.140% to be repurchased at $19,101,486 on 04/06/10 collateralized by $19,292,900 U.S. Treasury Note at 1.125% due 06/30/11 with a value of $19,483,265.	$19,100,000	$19,100,000
Repurchase Agreement, dated 03/17/10 at 0.140% to be repurchased at $8,900,692 on 04/06/10 collateralized by $9,070,600 U.S. Treasury Note at 0.750% due 11/30/11 with a value of $9,083,912.	8,900,000	8,900,000

		1,931,700,000

U.S. Government & Agency Discount Notes—10.7%
U.S. Treasury Bills
0.108%, due 04/01/10 (j) (l)	38,400,000	38,400,000
0.125%, due 04/01/10 (j)	69,700,000	69,700,000
0.142%, due 04/01/10 (j)	97,000	97,000
0.104%, due 04/15/10 (j)	56,500,000	56,497,923
0.150%, due 04/19/10 (j)	158,100,000	158,088,142
0.111%, due 04/22/10 (j)	185,700,000	185,688,026
0.213%, due 04/29/10 (j)	130,400,000	130,378,412
0.180%, due 08/26/10 (j) (l)	234,000	233,828
0.215%, due 08/26/10 (j)	151,180,000	151,047,259
0.185%, due 09/02/10 (j) (l)	100,000	99,921
0.189%, due 09/02/10 (j) (l)	10,611,000	10,602,376
0.189%, due 09/02/10 (j) (l)	9,683,000	9,675,233
0.189%, due 09/02/10 (j) (l)	1,000,000	999,170

		811,507,290

Total Short-Term Investments (Cost $3,142,037,038)		3,142,037,225

Total Investments—113.2% (Cost $8,571,388,361#)		8,643,448,171
Other assets and liabilities (net)—(13.2)%		(1,007,070,194)

Total Net Assets—100.0%		$7,636,377,977

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $219,218,802 and $147,158,992 respectively, resulting in a net unrealized appreciation of $72,059,810.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2010.
(b)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Security is in default and/or issuer is in bankruptcy.
(d)	Par shown in Euro Currency. Value is shown in USD.
(e)	Par shown in Pound Sterling. Value is shown in USD.
(f)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(g)	Par shown in Brazilian Real. Value is shown in USD.
(h)	Par shown in Canadian Dollar. Value is shown in USD.
(i)	Par shown in Danish Krone. Value is shown in USD.
(j)	Zero coupon bond - Interest rate represents current yield to maturity.

MIST-155

Met Investors Series Trust

PIMCO Total Return Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

(k)	This security is traded on a “to-be-announced” basis.
(l)	Security or a portion of the security was pledged to cover margin requirements for future contracts. At the period end, the value of the securities pledged amounted to $600,103,019.
AMBAC—	Ambac Indemnity Corporation

Credit Composition as of March, 2010 (Unaudited)

Portfolio Composition by Credit Quality	Percent of Portfolio
AAA/Government/Government Agency	51.3%
AA	3.2%
A	20.1%
BBB	12.0%
BB	3.2%
B	2.5%
Below B	7.7%

Forward Foreign Currency Exchange Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Value at March 31, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
4/1/2010	Deutsche Bank Securities, Inc.	16,629,000	AUD	$15,243,810	$14,800,891	$442,919
4/30/2010	JPMorgan Securities, Inc.	16,629,000	AUD	15,204,008	15,115,761	88,247
4/5/2010	Morgan Stanley & Co., Inc.	145,830,263	BRL	81,832,868	81,697,626	135,242
8/25/2010	HSBC Bank Plc	5,692,511	CNY	834,976	837,750	(2,774)
8/25/2010	HSBC Bank Plc	5,694,187	CNY	835,221	837,750	(2,529)
8/25/2010	JPMorgan Securities, Inc.	1,787,085	CNY	262,129	263,000	(871)
8/25/2010	JPMorgan Securities, Inc.	9,035,207	CNY	1,325,281	1,329,000	(3,719)
8/25/2010	JPMorgan Securities, Inc.	5,693,349	CNY	835,098	837,750	(2,652)
8/25/2010	JPMorgan Securities, Inc.	5,693,349	CNY	835,098	837,750	(2,652)
8/25/2010	Morgan Stanley & Co., Inc.	17,837,330	CNY	2,616,373	2,627,000	(10,627)
8/25/2010	Morgan Stanley & Co., Inc.	3,799,523	CNY	557,313	559,000	(1,687)
11/17/2010	Citibank	10,096,187	CNY	1,484,170	1,522,000	(37,830)
11/17/2010	Deutsche Bank Securities, Inc.	2,535,716	CNY	372,758	382,000	(9,242)
11/17/2010	Deutsche Bank Securities, Inc.	9,916,335	CNY	1,457,731	1,495,000	(37,269)
11/17/2010	Deutsche Bank Securities, Inc.	8,226,174	CNY	1,209,272	1,243,000	(33,728)
11/17/2010	Deutsche Bank Securities, Inc.	5,366,124	CNY	788,836	810,837	(22,001)
11/17/2010	Morgan Stanley & Co., Inc.	5,127,400	CNY	753,743	775,000	(21,257)
11/17/2010	Morgan Stanley & Co., Inc.	5,128,950	CNY	753,971	775,000	(21,029)
11/23/2010	Barclays Capital, Inc.	3,659,484	CNY	538,075	552,000	(13,925)
11/23/2010	Barclays Capital, Inc.	2,569,293	CNY	377,778	387,000	(9,222)
4/26/2010	Citibank	7,116,000	EUR	9,624,526	9,801,151	(176,625)
4/26/2010	Deutsche Bank Securities, Inc.	7,879,000	EUR	10,656,498	10,727,376	(70,878)
4/26/2010	Deutsche Bank Securities, Inc.	231,000	EUR	312,432	314,390	(1,958)
4/26/2010	Deutsche Bank Securities, Inc.	1,824,000	EUR	2,466,995	2,509,915	(42,920)
10/7/2010	Citibank	39,422,740,000	IDR	4,177,401	3,880,000	297,401
10/7/2010	Citibank	28,923,408,000	IDR	3,064,847	2,880,000	184,847
10/7/2010	UBS Securities LLC	17,383,275,000	IDR	1,842,006	1,750,000	92,006
7/28/2010	Barclays Capital, Inc.	205,000,000	KRW	180,411	172,996	7,415
7/28/2010	Deutsche Bank Securities, Inc.	203,197,693	KRW	178,825	170,282	8,543
7/28/2010	Deutsche Bank Securities, Inc.	202,931,207	KRW	178,591	172,005	6,586
7/28/2010	Morgan Stanley & Co., Inc.	337,371,000	KRW	296,905	285,267	11,638
8/27/2010	Barclays Capital, Inc.	8,630,203,600	KRW	7,586,468	7,241,926	344,542
8/27/2010	Morgan Stanley & Co., Inc.	807,534,000	KRW	709,871	685,920	23,951
11/12/2010	Barclays Capital, Inc.	363,155,000	KRW	318,474	310,177	8,297
11/12/2010	Barclays Capital, Inc.	352,920,000	KRW	309,498	300,000	9,498
11/12/2010	Barclays Capital, Inc.	353,460,000	KRW	309,972	300,000	9,972
11/12/2010	Citibank	198,518,600	KRW	174,094	170,001	4,093
11/12/2010	Citibank	359,290,000	KRW	315,085	310,000	5,085
11/12/2010	Citibank	739,008,000	KRW	648,084	640,000	8,084
11/12/2010	Citibank	748,320,000	KRW	656,250	640,000	16,250
11/12/2010	Citibank	735,588,000	KRW	645,085	630,000	15,085
11/12/2010	Citibank	362,018,000	KRW	317,477	310,000	7,477
11/12/2010	Citibank	731,997,000	KRW	641,936	630,000	11,936
11/12/2010	Deutsche Bank Securities, Inc.	709,186,000	KRW	621,931	610,000	11,931
11/12/2010	Goldman Sachs & Co.	375,360,000	KRW	329,178	320,000	9,178
11/12/2010	JPMorgan Securities, Inc.	680,100,000	KRW	596,424	600,000	(3,576)

MIST-156

Met Investors Series Trust

PIMCO Total Return Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Forward Foreign Currency Exchange Contracts to Buy: (Continued)

Settlement Date	Counterparty	Contracts to Buy		Value at March 31, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
11/12/2010	JPMorgan Securities, Inc.	1,374,900,000	KRW	$1,205,739	$1,200,000	$5,739
11/12/2010	JPMorgan Securities, Inc.	760,402,500	KRW	666,846	650,000	16,846
11/12/2010	JPMorgan Securities, Inc.	928,474,800	KRW	814,240	785,711	28,529
11/12/2010	Morgan Stanley & Co., Inc.	1,404,342,000	KRW	1,231,559	1,220,000	11,559
4/22/2010	Deutsche Bank Securities, Inc.	1,162,462	MXN	94,332	93,123	1,209
4/22/2010	Goldman Sachs & Co.	343,349	MXN	27,862	26,612	1,250
4/22/2010	Morgan Stanley & Co., Inc.	6,892,156	MXN	559,289	536,000	23,289
9/24/2010	Deutsche Bank Securities, Inc.	6,974,887	MXN	556,009	550,852	5,157
6/14/2010	Barclays Capital, Inc.	8,170,950	MYR	2,495,603	2,350,000	145,603
6/14/2010	Deutsche Bank Securities, Inc.	8,169,775	MYR	2,495,245	2,350,000	145,245
6/14/2010	Morgan Stanley & Co., Inc.	785,729	MYR	239,980	229,276	10,704
10/12/2010	Barclays Capital, Inc.	911,223	MYR	276,398	270,000	6,398
10/12/2010	Barclays Capital, Inc.	919,377	MYR	278,871	270,000	8,871
10/12/2010	Barclays Capital, Inc.	922,752	MYR	279,895	270,000	9,895
10/12/2010	Barclays Capital, Inc.	618,246	MYR	187,530	180,000	7,530
10/12/2010	Barclays Capital, Inc.	1,238,400	MYR	375,639	360,000	15,639
10/12/2010	Citibank	3,174,205	MYR	962,820	927,046	35,774
4/16/2010	Morgan Stanley & Co., Inc.	24,663,500	PHP	545,170	535,000	10,170
11/15/2010	Barclays Capital, Inc.	4,758,000	PHP	102,956	102,388	568
11/15/2010	Citibank	4,701,000	PHP	101,723	100,880	843
11/15/2010	Citibank	4,657,000	PHP	100,771	100,670	101
11/15/2010	Citibank	5,997,500	PHP	129,777	130,041	(264)
11/15/2010	Deutsche Bank Securities, Inc.	4,550,000	PHP	98,455	97,807	648
6/16/2010	Barclays Capital, Inc.	568,372	SGD	406,148	400,000	6,148
6/16/2010	Citibank	1,406,697	SGD	1,005,200	1,014,450	(9,250)
6/16/2010	Citibank	84,856	SGD	60,636	59,656	980
6/16/2010	Deutsche Bank Securities, Inc.	395,094	SGD	282,327	280,000	2,327
6/16/2010	UBS Securities LLC	325,076	SGD	232,293	230,000	2,293
9/16/2010	Citibank	466,977	SGD	333,537	331,730	1,807
9/16/2010	Goldman Sachs & Co.	1,030,327	SGD	735,908	732,182	3,726
6/10/2010	Deutsche Bank Securities, Inc.	22,873,400	TWD	725,261	719,154	6,107
6/10/2010	Morgan Stanley & Co., Inc.	25,153,776	TWD	797,566	792,619	4,947
10/12/2010	Barclays Capital, Inc.	8,061,000	TWD	258,698	257,746	952
10/12/2010	Citibank	22,296,000	TWD	715,534	710,743	4,791
10/12/2010	Citibank	1,624,484	TWD	52,134	52,268	(134)

						$1,747,249

Forward Foreign Currency Exchange Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
4/5/2010	Goldman Sachs & Co.	145,830,263	BRL	$81,832,868	$83,274,476	$1,441,608
6/2/2010	Morgan Stanley & Co., Inc.	145,830,263	BRL	80,871,272	80,711,901	(159,371)
4/6/2010	Barclays Capital, Inc.	12,480,000	CAD	12,287,697	11,986,089	(301,608)
5/10/2010	Citibank	165,859,000	DKK	30,124,822	30,345,011	220,189
4/26/2010	Barclays Capital, Inc.	2,776,000	EUR	3,754,593	3,777,914	23,321
4/26/2010	Citibank	77,334,000	EUR	104,595,716	105,847,433	1,251,717
4/26/2010	Citibank	13,134,000	EUR	17,763,987	17,844,470	80,483
4/26/2010	Deutsche Bank Securities, Inc.	3,234,000	EUR	4,374,047	4,375,796	1,749
4/26/2010	Deutsche Bank Securities, Inc.	2,649,000	EUR	3,582,823	3,622,547	39,724
4/26/2010	Deutsche Bank Securities, Inc.	17,756,000	EUR	24,015,330	24,433,144	417,814
4/26/2010	Deutsche Bank Securities, Inc.	5,528,000	EUR	7,476,726	7,608,822	132,096
4/26/2010	Goldman Sachs & Co.	6,853,000	EUR	9,268,814	9,353,619	84,805
4/26/2010	JPMorgan Securities, Inc.	8,257,000	EUR	11,167,751	11,376,173	208,422

MIST-157

Met Investors Series Trust

PIMCO Total Return Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Forward Foreign Currency Exchange Contracts to Sell: (Continued)

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
4/26/2010	JPMorgan Securities, Inc.	4,474,000	EUR	$6,051,171	$6,135,653	$84,482
4/26/2010	Morgan Stanley & Co., Inc.	6,650,000	EUR	8,994,252	9,394,169	399,917
4/26/2010	Morgan Stanley & Co., Inc.	3,845,000	EUR	5,200,436	5,236,044	35,608
6/24/2010	Barclays Capital, Inc.	39,515,000	GBP	59,965,039	59,628,135	(336,904)
4/6/2010	Citibank	139,102,050	JPY	1,489,323	1,500,000	10,677
4/6/2010	UBS Securities LLC	299,492,633	JPY	3,206,577	3,232,000	25,423
4/19/2010	Barclays Capital, Inc.	652,184,000	JPY	6,983,225	7,235,636	252,411
4/19/2010	Barclays Capital, Inc.	438,595,000	JPY	4,696,232	4,691,182	(5,050)
4/19/2010	Barclays Capital, Inc.	700,626,000	JPY	7,501,915	7,493,847	(8,068)
4/19/2010	Citibank	811,702,000	JPY	8,691,255	8,969,846	278,591
4/19/2010	Morgan Stanley & Co., Inc.	377,097,000	JPY	4,037,746	4,169,951	132,205
4/22/2010	Citibank	1,423,080	MXN	115,481	107,670	(7,811)
4/22/2010	Deutsche Bank Securities, Inc.	6,974,887	MXN	566,002	560,682	(5,320)
4/16/2010	Barclays Capital, Inc.	4,758,000	PHP	105,173	104,205	(968)
4/16/2010	Citibank	4,701,000	PHP	103,913	102,687	(1,226)
4/16/2010	Citibank	4,657,000	PHP	102,940	102,532	(408)
4/16/2010	Citibank	5,997,500	PHP	132,571	132,571	—
4/16/2010	Deutsche Bank Securities, Inc.	4,550,000	PHP	100,575	99,541	(1,034)

						$4,293,474

AUD—	Australian Dollar
BRL—	Brazilian Real
CAD—	Canadian Dollar
CNY—	China Yuan Renminbi
DKK—	Danish Krone
EUR—	Euro
GBP—	Great Britain Pound
IDR—	Indonesian Rupiah
JPY—	Japanese Yen
KRW—	South Korean Won
MXN—	Mexican Peso
MYR—	Malaysian Ringgit
PHP—	Philippine Peso
SGD—	Singapore Dollar
TWD—	New Taiwan Dollar

The futures contracts outstanding as of March 31, 2010 and the description and unrealized appreciation (depreciation) were as follows:

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 3/31/2010	Unrealized Appreciation/ Depreciation
3 Month Sterling Futures	06/16/2010	566	$106,247,732	$106,653,541	$405,809
3 Month Sterling Futures	09/15/2010	336	63,166,019	63,211,737	45,718
3 Month Sterling Futures	12/15/2010	346	64,854,369	64,935,444	81,075
90 Day EuroDollar Futures	12/13/2010	4,103	1,012,981,725	1,017,236,275	4,254,550
90 Day EuroDollar Futures	03/14/2011	60	14,718,000	14,823,000	105,000
EuroDollar Futures	06/14/2010	6,826	1,692,967,469	1,700,185,950	7,218,481
EuroDollar Futures	09/13/2010	4,223	1,048,634,151	1,050,101,737	1,467,586
German Euro Bund Futures	06/08/2010	539	89,479,612	89,921,785	442,173
German Euro Bund Futures	06/08/2010	1,420	224,187,351	224,857,852	670,501
U.S. Treasury Note 2 Year Futures	06/30/2010	2,882	625,663,232	625,258,909	(404,323)
U.S. Treasury Note 5 Year Futures	06/30/2010	423	48,984,508	48,578,906	(405,602)
U.S. Treasury Note 10 Year Futures	06/21/2010	4,388	513,445,484	510,105,000	(3,340,484)

MIST-158

Met Investors Series Trust

PIMCO Total Return Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts-Short	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 3/31/2010	Unrealized Appreciation/ Depreciation
German Euro Bund Futures	05/31/2010	(110)	$(46,120)	$(38,681)	$7,439
German Euro Bund Futures	05/31/2010	(110)	(17,853)	(14,877)	2,976

Net Unrealized Appreciation					$10,550,899

The options contracts outstanding as of March 31, 2010 and the description and unrealized appreciation (depreciation) were as follows:

Options Written
Over the Counter Options Written-Calls	Counterparty	Expiration Date	Number of Contracts	Premiums Received	Valuation as of 3/31/2010	Unrealized Appreciation/ Depreciation
CDX.O C 0.8 IG13 5 Year 0.8	JPMorgan Securities, Inc.	06/16/2010	(12,300,000)	$(24,600)	$(30,841)	$(6,241)
IRO USD 7 Year Swaption 2.75	Deutsche Bank Securities, Inc.	04/19/2010	(6,400,000)	(27,520)	(104)	27,416
IRO USD 7 Year Swaption 2.75	Morgan Stanley & Co., Inc.	04/19/2010	(145,500,000)	(1,207,650)	(2,357)	1,205,293
IRO USD 10 Year Swaption 3.25	Deutsche Bank Securities, Inc.	04/19/2010	(90,800,000)	(874,100)	(1,144)	872,956
IRO USD 10 Year Swaption 3.25	Morgan Stanley & Co., Inc.	04/19/2010	(45,000,000)	(394,994)	(567)	394,427
IRO USD 10 Year Swaption 3.25	Citibank	06/14/2010	(24,200,000)	(221,403)	(71,855)	149,548
IRO USD 10 Year Swaption 3.25	Citibank	08/31/2010	(204,300,000)	(1,327,950)	(534,204)	793,746
IRO USD 10 Year Swaption 3.25	Deutsche Bank Securities, Inc.	08/31/2010	(17,900,000)	(78,760)	(46,805)	31,955
IRO USD 10 Year Swaption 3.25	JPMorgan Securities, Inc.	08/31/2010	(116,300,000)	(345,993)	(304,101)	41,892
IRO USD 10 Year Swaption 3.25	Citibank	10/29/2010	(2,200,000)	(10,010)	(8,600)	1,410
IRO USD 10 Year Swaption 3.25	Goldman Sachs & Co.	10/29/2010	(237,800,000)	(1,426,980)	(929,632)	497,348
IRO USD 10 Year Swaption 3.25	Morgan Stanley & Co., Inc.	10/29/2010	(34,500,000)	(231,150)	(134,871)	96,279
IRO USD 10 Year Swaption 3.5	Morgan Stanley & Co., Inc.	06/14/2010	(97,900,000)	(327,660)	(290,685)	36,975
IRO USD 10 Year Swaption 3.6	Citibank	05/21/2010	(35,300,000)	(179,600)	(115,406)	64,194
IRO USD 10 Year Swaption 3.6	Morgan Stanley & Co., Inc.	05/21/2010	(26,700,000)	(108,720)	(87,290)	21,430
Euro Call U.S. Dollar vs. Japanese Yen 94	Goldman Sachs & Co.	04/20/2010	(73,600,000)	(393,924)	(571,062)	(177,138)

Exchange Traded Options Written-Calls
U.S. Treasury Bond 30 Year Future 119		05/21/2010	(132)	(126,597)	(66,000)	60,597
U.S. Treasury Note 10 Year Future 119		04/23/2010	(301)	(136,149)	(14,109)	122,040
U.S. Treasury Note 10 Year Future 119		05/21/2010	(997)	(304,190)	(171,359)	132,831
U.S. Treasury Note 10 Year Future 120		05/21/2010	(283)	(87,730)	(22,109)	65,621

Over the Counter Options Written-Puts
CDX.O C 0.8 IG13 5 Year 1.3	JPMorgan Securities, Inc.	06/16/2010	(12,300,000)	(26,138)	(6,414)	19,724
INF Floor USD CPURNS 215.95	Deutsche Bank Securities, Inc.	03/10/2020	(5,800,000)	(43,500)	(40,497)	3,003
INF Floor USD CPURNS 215.95	Citibank	03/12/2020	(16,200,000)	(137,080)	(133,267)	3,813
IRO USD 5 Year Swaption 4.0	Morgan Stanley & Co., Inc.	12/01/2010	(56,200,000)	(354,060)	(380,761)	(26,701)
IRO USD 5 Year Swaption 5.0	Deutsche Bank Securities, Inc.	06/15/2010	(3,100,000)	(36,270)	(15)	36,255
IRO USD 5 Year Swaption 5.0	Goldman Sachs & Co.	06/15/2010	(15,000,000)	(152,250)	(74)	152,176
IRO USD 5 Year Swaption 5.0	Morgan Stanley & Co., Inc.	06/15/2010	(133,000,000)	(1,423,100)	(652)	1,422,448
IRO USD 7 Year Swaption 4.0	Deutsche Bank Securities, Inc.	04/19/2010	(6,400,000)	(55,680)	(147)	55,533
IRO USD 7 Year Swaption 4.0	Morgan Stanley & Co., Inc.	04/19/2010	(145,500,000)	(625,650)	(3,332)	622,318
IRO USD 7 Year Swaption 6.0	Citibank	08/31/2010	(181,800,000)	(1,365,678)	(14,835)	1,350,843
IRO USD 7 Year Swaption 6.0	JPMorgan Securities, Inc.	08/31/2010	(55,000,000)	(459,937)	(4,488)	455,449
IRO USD 10 Year Swaption 10.0	Morgan Stanley & Co., Inc.	07/10/2012	(40,200,000)	(242,205)	(44,152)	198,053
IRO USD 10 Year Swaption 4.1	Citibank	05/21/2010	(35,300,000)	(214,275)	(206,974)	7,301
IRO USD 10 Year Swaption 4.1	Morgan Stanley & Co., Inc.	05/21/2010	(26,700,000)	(190,403)	(156,550)	33,853
IRO USD 10 Year Swaption 4.25	Bank of America Securities LLC	04/19/2010	(49,900,000)	(1,005,328)	(16,252)	989,076
IRO USD 10 Year Swaption 4.25	Citibank	04/19/2010	(41,000,000)	(1,008,600)	(13,354)	995,246
IRO USD 10 Year Swaption 4.25	Deutsche Bank Securities, Inc.	04/19/2010	(135,600,000)	(2,526,263)	(44,165)	2,482,098
IRO USD 10 Year Swaption 4.25	Goldman Sachs & Co.	04/19/2010	(101,200,000)	(1,844,345)	(32,961)	1,811,384
IRO USD 10 Year Swaption 4.25	JPMorgan Securities, Inc.	04/19/2010	(11,500,000)	(158,746)	(3,746)	155,000
IRO USD 10 Year Swaption 4.5	Citibank	06/14/2010	(24,200,000)	(234,713)	(59,341)	175,372
IRO USD 10 Year Swaption 4.5	Morgan Stanley & Co., Inc.	06/14/2010	(97,900,000)	(268,505)	(240,061)	28,444
IRO USD 10 Year Swaption 4.75	Citibank	08/31/2010	(204,300,000)	(2,048,108)	(1,105,161)	942,947
IRO USD 10 Year Swaption 4.75	Deutsche Bank Securities, Inc.	08/31/2010	(17,900,000)	(198,690)	(96,830)	101,860

MIST-159

Met Investors Series Trust

PIMCO Total Return Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Options Written—(Continued)

Options Written
Over the Counter Options Written-Puts	Counterparty	Expiration Date	Number of Contracts	Premiums Received	Valuation as of 3/31/2010	Unrealized Appreciation/ Depreciation
IRO USD 10 Year Swaption 4.75	JPMorgan Securities, Inc.	08/31/2010	(116,300,000)	$(502,998)	$(629,125)	$(126,127)
IRO USD 10 Year Swaption 5.0	Deutsche Bank Securities, Inc.	04/19/2010	(15,700,000)	(77,585)	(2)	77,583
IRO USD 10 Year Swaption 5.0	Morgan Stanley & Co., Inc.	04/19/2010	(21,100,000)	(200,450)	(2)	200,448
IRO USD 10 Year Swaption 5.0	Citibank	10/29/2010	(2,200,000)	(10,450)	(14,082)	(3,632)
IRO USD 10 Year Swaption 5.0	Goldman Sachs & Co.	10/29/2010	(237,800,000)	(1,916,060)	(1,522,158)	393,902
IRO USD 10 Year Swaption 5.0	Morgan Stanley & Co., Inc.	10/29/2010	(34,500,000)	(276,000)	(220,835)	55,165
Euro Put U.S. Dollar vs. Japanese Yen 88	Goldman Sachs & Co.	04/20/2010	(73,600,000)	(575,020)	—	575,020

Exchange Traded Options Written-Puts
U.S. Treasury Bond 30 Year Future 111		05/21/2010	(132)	(108,295)	(33,000)	75,295
U.S. Treasury Note 10 Year Future 114		04/23/2010	(271)	(132,948)	(33,875)	99,073
U.S. Treasury Note 10 Year Future 114		05/21/2010	(507)	(149,248)	(174,281)	(25,033)
U.S. Treasury Note 10 Year Future 115		04/23/2010	(30)	(4,613)	(8,438)	(3,825)
U.S. Treasury Note 10 Year Future 115		05/21/2010	(437)	(172,115)	(252,641)	(80,526)

Net Unrealized Appreciation				$(26,580,986)	$(8,895,569)	$17,685,417

Forward Sales Commitments	Counterparty	Interest Rate	Maturity	Proceeds	Value
Federal National Mortgage Assoc.	Deutsche Bank Securities, Inc. Morgan Stanley & Co., Inc.	5.500%	TBA	$(7,479,375)	$(7,487,816)

Open interest rate swap agreements at March 31, 2010 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	3.000%	12/16/2010	Morgan Stanley & Co., Inc.	USD	307,200,000	$5,641,789	$6,440,688	$(798,899)
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	Citibank	USD	405,100,000	26,684,342	(4,660,100)	31,344,442
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	Morgan Stanley & Co., Inc.	USD	77,100,000	5,078,654	(759,499)	5,838,153
Pay	AUD-BBR-BBSW	4.500%	6/15/2011	Morgan Stanley & Co., Inc.	AUD	200,500,000	(1,268,282)	191,774	(1,460,056)
Receive	IRS MXN TIIE	7.330%	1/28/2015	Citibank	MXN	438,000,000	359,544	87,935	271,609
Receive	IRS MXN TIIE	7.330%	1/28/2015	JPMorgan Securities, Inc.	MXN	282,000,000	231,487	(16,166)	247,653
Receive	IRS EUR 6ME	3.000%	6/16/2015	Deutsche Bank Securities, Inc.	EUR	319,000,000	9,744,667	541,538	9,203,129
Receive	IRS EUR 6ME	3.000%	6/16/2015	Goldman Sachs & Co.	EUR	39,200,000	1,197,464	70,571	1,126,893
Receive	IRS EUR 6ME	2.500%	6/16/2015	Goldman Sachs & Co.	EUR	15,300,000	(17,639)	(40,778)	23,139
Receive	IRS EUR 6ME	2.500%	6/16/2015	Morgan Stanley & Co., Inc.	EUR	7,600,000	(8,762)	(23,869)	15,107
Receive	IRS MXN TIIE	7.640%	3/1/2017	Goldman Sachs & Co.	MXN	320,700,000	171,575	(1,919)	173,494
Receive	IRS EUR 6ME	3.500%	6/16/2020	Citibank	EUR	7,300,000	119,355	25,929	93,426
Pay	ZCS BRL CDI	10.835%	1/2/2012	Goldman Sachs & Co.	BRL	27,600,000	74,801	26,466	48,335
Pay	ZCS BRL CDI	12.540%	1/2/2012	Merrill Lynch, Pierce, Fenner & Smith, Inc.	BRL	80,800,000	2,930,106	(443,165)	3,373,271
Pay	ZCS BRL CDI	10.115%	1/2/2012	Morgan Stanley & Co., Inc.	BRL	295,300,000	(9,985,654)	(7,355,900)	(2,629,754)
Pay	ZCS BRL CDI	12.540%	1/2/2012	Morgan Stanley & Co., Inc.	BRL	90,500,000	3,281,863	(503,219)	3,785,082
Receive	ZCS BRL CDI	10.990%	1/2/2012	Goldman Sachs & Co.	BRL	29,500,000	69,805	51,862	17,943
Pay	ZCS BRL CDI	12.170%	1/2/2013	JPMorgan Securities, Inc.	BRL	8,300,000	47,417	36,060	11,357
Receive	ZCS BRL CDI	11.890%	1/2/2013	Goldman Sachs & Co.	BRL	52,700,000	60,520	47,758	12,762
Receive	ZCS BRL CDI	12.650%	1/2/2014	Goldman Sachs & Co.	BRL	20,500,000	304,213	170,290	133,923

							$44,717,265	$(6,113,744)	$50,831,009

MIST-160

Met Investors Series Trust

PIMCO Total Return Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issuers - Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2010 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CAN Financial Corp. 5.850%, due 12/15/2014	(0.630%)	12/20/2014	Bank of America Securities LLC	1.986%	$5,000,000	$312,388	$—	$312,388
CenturyTel, Inc. 6.000%, due 04/01/2017	(0.595%)	6/20/2017	Bank of America Securities LLC	1.580%	5,000,000	322,540	—	322,540
Con-Way, Inc. 7.250%, due 01/15/2018	(1.834%)	3/20/2018	Bank of America Securities LLC	2.045%	10,000,000	122,429	—	122,429
Covidien, Ltd. 6.000%, due 10/15/2017	(0.500%)	12/20/2017	Bank of America Securities LLC	0.577%	2,600,000	17,018	—	17,018
CSX Corp. 6.125%, due 03/15/2018	(1.650%)	3/20/2018	Goldman Sachs & Co.	0.704%	10,000,000	(680,801)	—	(680,801)
Health Care Property Investors, Inc. 5.950%, due 09/15/2011	(0.460%)	9/20/2011	JPMorgan Securities, Inc.	0.859%	4,200,000	24,898	—	24,898
Health Care Property Investors, Inc. 6.700%, due 01/30/2018	(1.227%)	3/20/2018	Bank of America Securities LLC	1.616%	7,500,000	215,821	—	215,821
Kraft Foods, Inc. 6.125%, due 02/01/2018	(1.200%)	3/20/2018	Citibank	0.642%	5,000,000	(180,692)	—	(180,692)
Liberty Mutual Group, Inc. 5.750%, due 03/15/2014	(0.680%)	3/20/2014	Bank of America Securities LLC	1.414%	5,750,000	152,529	—	152,529
Limited Brands, Inc. 6.900%, due 07/15/2017	(2.290%)	9/20/2017	Bank of America Securities LLC	1.862%	10,000,000	(106,550)	—	(106,550)
Limited Brands, Inc. 6.900%, due 07/15/2017	(3.113%)	9/20/2017	Morgan Stanley & Co., Inc.	1.862%	5,000,000	(309,712)	—	(309,712)
NiSource Finance Corp. 5.250%, due 09/15/2017	(1.170%)	9/20/2017	Citibank	1.437%	7,500,000	113,218	—	113,218
NiSource Finance Corp. 5.400%, due 07/15/2014	(0.650%)	9/20/2014	Morgan Stanley & Co., Inc.	1.246%	10,000,000	247,411	—	247,411
Omnicom Group, Inc. 5.900%, due 04/15/2016	(0.940%)	6/20/2016	Citibank	0.886%	5,000,000	(17,307)	—	(17,307)
Pearson Dollar Financial Plc 5.700%, due 06/01/2014	(0.760%)	6/20/2014	Morgan Stanley & Co., Inc.	0.503%	8,500,000	(85,829)	—	(85,829)
Pearson Dollar Financial Plc 5.700%, due 06/01/2014	(0.830%)	6/20/2014	JPMorgan Securities, Inc.	0.503%	5,000,000	(64,728)	—	(64,728)
R.R. Donnelley & Sons Co. 4.950%, due 04/01/2014	(1.030%)	6/20/2014	Bank of America Securities LLC	1.809%	6,200,000	184,038	—	184,038
Rohm & Haas Holdings 6.000%, due 09/15/2017	(0.423%)	9/20/2017	Bank of America Securities LLC	0.896%	8,500,000	292,329	—	292,329
Sprint Nextel Corp. 6.000%, due 12/01/2016	(0.966%)	12/20/2016	Bank of America Securities LLC	4.401%	11,250,000	1,996,895	—	1,996,895
Western Union Company (The) 5.930%, due 10/01/2016	(0.795%)	12/20/2016	Bank of America Securities LLC	0.976%	10,000,000	130,522	—	130,522

						$2,686,417	$—	$2,686,417

MIST-161

Met Investors Series Trust

PIMCO Total Return Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (d)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2010 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250%, due 05/01/2036	5.000%	12/20/2013	Merrill Lynch International	2.129%	$5,000,000	$469,515	$(450,000)	$919,515
Berkshire Hathaway Finance Corp. 4.625%, due 10/15/2013	1.000%	3/20/2015	Goldman Sachs & Co.	0.993%	3,100,000	2,577	(54,776)	57,353
China Government International Bond 4.750%, due 10/29/2013	1.000%	3/20/2015	Deutsche Bank Securities, Inc.	0.633%	15,000,000	286,760	85,576	201,184
Citigroup, Inc. 6.500%, due 01/18/2011	1.000%	3/20/2011	Goldman Sachs & Co.	0.929%	6,000,000	12,327	(34,009)	46,336
Ford Motor Credit Co. 7.000%, due 10/01/2013	3.800%	9/20/2010	Merrill Lynch International	1.650%	500,000	4,392	—	4,392
Ford Motor Credit Co. 7.250%, due 10/25/2011	5.000%	12/20/2014	Citibank	3.190%	500,000	36,546	(10,783)	47,329
General Electric Capital Corp 5.625%, due 09/15/2017	4.000%	12/20/2013	Citibank	1.307%	3,600,000	335,143	—	335,143
General Electric Capital Corp. 5.625%, due 09/15/2017	4.000%	12/20/2013	Citibank	1.307%	20,800,000	1,936,383	—	1,936,383
General Electric Capital Corp. 5.625%, due 09/15/2017	6.950%	3/20/2013	Citibank	1.241%	375,000	60,687	—	60,687
General Electric Capital Corp. 5.625%, due 9/15/2017	4.850%	12/20/2013	Citibank	1.307%	9,100,000	1,120,247	—	1,120,247
General Electric Capital Corp. 5.625%, due 09/15/2017	4.325%	12/20/2013	Citibank	1.307%	10,200,000	1,066,606	—	1,066,606
General Electric Capital Corp. 5.625%, due 09/15/2017	4.200%	12/20/2013	Citibank	1.307%	21,900,000	2,193,421	—	2,193,421
General Electric Capital Corp. 5.625%, due 09/15/2017	4.875%	12/20/2013	Citibank	1.307%	3,100,000	384,359	—	384,359
Government of France 4.250%, due 04/25/2019	0.250%	3/20/2015	Citibank	0.470%	4,500,000	(42,008)	(72,912)	30,904
Government of France 4.250%, due 04/25/2019	0.250%	3/20/2015	Goldman Sachs & Co.	0.470%	5,200,000	(48,543)	(90,290)	41,747
Japanese Government Bond 2.000%, due 03/21/2022	1.000%	3/20/2015	Deutsche Bank Securities, Inc.	0.660%	1,500,000	27,885	17,424	10,461
Japanese Government Bond 2.000%, due 03/21/2022	1.000%	3/20/2015	JPMorgan Securities, Inc.	0.660%	2,800,000	52,050	33,194	18,856
Mexico Government International Bond 7.500%, due 04/08/2033	1.000%	3/20/2015	Citibank	1.148%	4,300,000	(27,851)	(98,727)	70,876

MIST-162

Met Investors Series Trust

PIMCO Total Return Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2010 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond 7.500%, due 04/08/2033	1.000%	3/20/2015	Deutsche Bank Securities, Inc.	1.148%	$6,400,000	$(41,453)	$(146,943)	$105,490
United Kingdom Gilt 4.250%, due 06/07/2032	1.000%	3/20/2015	JPMorgan Securities, Inc.	0.759%	8,300,000	102,515	35,107	67,408
United Kingdom Gilt 4.250%, due 06/07/2032	1.000%	3/20/2015	JPMorgan Securities, Inc.	0.759%	4,100,000	50,640	19,277	31,363
United Kingdom Gilt 4.250%, due 06/07/2032	1.000%	6/20/2015	Goldman Sachs & Co.	0.770%	35,400,000	428,902	327,080	101,822

						$8,411,100	$(440,782)	$8,851,882

Credit Default Swaps on Credit Indices - Sell Protection (d)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2010 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM.12	5.000%	12/20/2014	Deutsche Bank Securities, Inc.	2.281%	$4,400,000	$512,482	$439,300	$73,182
CDX.NA.IG.9	0.550%	12/20/2017	JPMorgan Securities, Inc.	0.334%	1,928,998	28,298	—	28,298
CDX.NA.IG.10	0.463%	6/20/2013	Goldman Sachs & Co.	N/A	6,172,793	67,007	—	67,007

						$607,787	$439,300	$168,487

AUD—	Australian Dollar
BRL—	Brazilian Real
EUR—	Euro
MXN—	Mexican Peso
USD—	United States Dollar
IG—	Investment Grade
(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

MIST-163

Met Investors Series Trust

PIMCO Total Return Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Municipals	$—	$106,110,270	$—	$106,110,270
Asset-Backed Securities	—	373,043,677	13,088	373,056,765

Total Domestic Bonds & Debt Securities*	—	2,282,334,603	—	2,282,334,603

Total Foreign Bonds & Debt Securities*	—	330,112,466	—	330,112,466

U.S. Government & Agency Obligations	—	2,278,629,412	—	2,278,629,412
Loan Participation	—	15,040,549	—	15,040,549

Total Preferred Stocks*	—	61,691,573	—	61,691,573

Total Convertible Preferred Stocks*	54,435,308	—	—	54,435,308

Short-Term Investments
Discount Notes	—	398,829,935	—	398,829,935
Repurchase Agreements	1,410,900,000	520,800,000	—	1,931,700,000
U.S. Government & Agency Discount Notes	—	811,507,290	—	811,507,290

Total Short-Term Investments	1,410,900,000	1,731,137,225	—	3,142,037,225

TOTAL INVESTMENTS	$1,465,335,308	$7,178,099,775	$13,088	$8,643,448,171

	Level 1		Level 2		Level 3
	Asset	Liability	Asset	Liability	Asset	Liability	Total
Forward Contracts**	$—	$—	$7,407,110	$(1,366,387)	$—	$—	$6,040,723
Futures Contracts**	14,701,308	(4,150,409)	—	—	—	—	10,550,899
Forward Sales Commitments	—	—	—	(7,487,816)	—	—	(7,487,816)
Swap Contracts**	—	—	160,390,064	(97,852,269)	—	—	62,537,795
Written Option Contracts**	1,130,476	(286,522)	17,004,164	(162,701)	—	—	17,685,417

*	See Portfolio of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures and swap contracts are valued based on the unrealized appreciation/depreciation on the instrument. Written options are presented at value.

FAS 157 Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2009	Realized Gain	Change in Unrealized Appreciation	Net Sales	Net Transfers out of Level 3	Balance as of March 31, 2010
Asset Backed Securities	$14,398	$15	$43	$(1,368)	$—	$13,088
Domestic Bonds & Debt Securities Commercial Banks	5,694,954	—	777,575	—	(6,472,529)	—

Total	$5,709,352	$15	$777,618	$(1,368)	$(6,472,529)	$13,088

MIST-164

Met Investors Series Trust

Pioneer Fund Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—97.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.1%
General Dynamics Corp.	126,467	$9,763,253
Honeywell International, Inc.	37,756	1,709,214
Lockheed Martin Corp.	57,600	4,793,472
United Technologies Corp.	113,451	8,351,128

		24,617,067

Auto Components—2.4%
BorgWarner, Inc.* (a)	91,009	3,474,723
Johnson Controls, Inc.	478,130	15,773,509

		19,248,232

Automobiles—1.0%
Ford Motor Co.* (a)	642,852	8,080,650

Beverages—0.9%
PepsiCo, Inc.	111,463	7,374,392

Capital Markets—5.7%
Bank of New York Mellon Corp.	262,047	8,092,011
Franklin Resources, Inc.	83,344	9,242,850
Morgan Stanley	200,524	5,873,348
Northern Trust Corp.	115,808	6,399,550
State Street Corp.	117,479	5,303,002
T. Rowe Price Group, Inc. (a)	177,980	9,776,441

		44,687,202

Chemicals—2.8%
Air Products & Chemicals, Inc.	62,858	4,648,349
E.I. du Pont de Nemours & Co.	134,268	5,000,140
Ecolab, Inc.	97,751	4,296,156
Monsanto Co.	65,187	4,655,656
Praxair, Inc.	37,849	3,141,467

		21,741,768

Commercial Banks—2.6%
KeyCorp	373,100	2,891,525
PNC Financial Services Group, Inc.	85,692	5,115,813
U.S. Bancorp	225,721	5,841,660
Wells Fargo & Co.	158,069	4,919,107
Zions Bancorporation (a)	61,987	1,352,556

		20,120,661

Communications Equipment—2.6%
Cisco Systems, Inc.*	221,808	5,773,662
Lumenis, Ltd. (a)	520	0
Motorola, Inc.*	181,800	1,276,236
Nokia Oyj (ADR) (a)	486,074	7,553,590
QUALCOMM, Inc.	60,300	2,531,997
Research In Motion, Ltd.*	43,478	3,215,198

		20,350,683

Computers & Peripherals—3.7%
Apple, Inc.*	14,104	3,313,453
EMC Corp.*	172,242	3,107,246
Hewlett-Packard Co.	332,090	17,650,583
International Business Machines Corp.	38,921	4,991,618

		29,062,900

Security Description	Shares	Value

Diversified Financial Services—1.9%
Bank of America Corp.	317,600	$5,669,160
CME Group, Inc.	12,972	4,100,579
JPMorgan Chase & Co.	118,444	5,300,369

		15,070,108

Diversified Telecommunication Services—1.3%
AT&T, Inc.	245,300	6,338,552
Verizon Communications, Inc.	124,898	3,874,336

		10,212,888

Electric Utilities—0.9%
FirstEnergy Corp.	33,522	1,310,375
PPL Corp.	73,934	2,048,711
Southern Co.	122,695	4,068,566

		7,427,652

Electrical Equipment—1.5%
Emerson Electric Co.	136,577	6,875,286
Rockwell Automation, Inc.	80,480	4,535,853

		11,411,139

Energy Equipment & Services—1.3%
Ensco Plc (ADR)	86,046	3,853,140
Schlumberger, Ltd. (a)	101,527	6,442,903

		10,296,043

Food & Staples Retailing—3.8%
CVS Caremark Corp.	144,786	5,293,376
Sysco Corp.	216,370	6,382,915
Wal-Mart Stores, Inc.	92,439	5,139,609
Walgreen Co.	357,190	13,248,177

		30,064,077

Food Products—5.4%
Campbell Soup Co.	111,597	3,944,954
General Mills, Inc.	103,725	7,342,693
H.J. Heinz Co.	188,128	8,580,518
Hershey Co. (The) (a)	237,619	10,172,469
Kellogg Co.	95,180	5,085,468
Kraft Foods, Inc. - Class A	250,300	7,569,072

		42,695,174

Health Care Equipment & Supplies—6.6%
Baxter International, Inc.	88,684	5,161,409
Becton, Dickinson & Co.	192,870	15,184,655
C.R. Bard, Inc.	117,370	10,166,589
Covidien Plc	66,393	3,338,240
Medtronic, Inc.	101,518	4,571,356
St. Jude Medical, Inc.*	190,385	7,815,304
Stryker Corp.	96,485	5,520,872

		51,758,425

Hotels, Restaurants & Leisure—0.5%
McDonald’s Corp.	37,898	2,528,555
Yum! Brands, Inc.	28,441	1,090,143

		3,618,698

MIST-165

Met Investors Series Trust

Pioneer Fund Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Products—2.0%
Clorox Co. (The)	37,945	$2,433,792
Colgate-Palmolive Co.	158,439	13,508,509

		15,942,301

Industrial Conglomerates—1.5%
3M Co.	78,827	6,587,572
General Electric Co.	293,100	5,334,420

		11,921,992

Insurance—2.5%
Chubb Corp. (The)	292,796	15,181,473
Travelers Cos., Inc. (The)	79,214	4,272,803

		19,454,276

IT Services—1.6%
Automatic Data Processing, Inc.	143,029	6,360,500
DST Systems, Inc. (a)	71,638	2,969,395
Fiserv, Inc.*	67,559	3,429,295

		12,759,190

Machinery—4.8%
Caterpillar, Inc.	94,881	5,963,271
Deere & Co.	159,094	9,459,729
Illinois Tool Works, Inc.	52,762	2,498,809
PACCAR, Inc. (a)	370,395	16,052,919
Parker Hannifin Corp.	56,207	3,638,841

		37,613,569

Media—3.1%
McGraw-Hill Cos., Inc. (The)	249,399	8,891,075
Reed Elsevier N.V. (ADR) (a)	631,455	15,319,098

		24,210,173

Metals & Mining—4.6%
Alcoa, Inc.	394,856	5,622,750
BHP Billiton, Ltd. (ADR) (a)	54,229	4,355,673
Freeport-McMoRan Copper & Gold, Inc.	93,444	7,806,312
Rio Tinto Plc (ADR)	76,011	17,994,084

		35,778,819

Multi-Utilities—0.5%
Public Service Enterprise Group, Inc.	120,472	3,556,333

Multiline Retail—2.6%
Nordstrom, Inc. (a)	146,081	5,967,409
Target Corp.	280,557	14,757,298

		20,724,707

Office Electronics—1.4%
Canon, Inc. (ADR) (a)	229,803	10,619,197

Oil, Gas & Consumable Fuels—8.1%
Apache Corp.	136,635	13,868,452
Chevron Corp.	272,071	20,631,144
ConocoPhillips Co.	144,175	7,377,435
CONSOL Energy, Inc.	51,515	2,197,630

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Exxon Mobil Corp.	123,042	$8,241,353
Hess Corp.	89,500	5,598,225
Marathon Oil Corp.	186,440	5,898,962

		63,813,201

Personal Products—0.6%
Estee Lauder Cos., Inc. (The) - Class A	69,346	4,498,475

Pharmaceuticals—5.0%
Abbott Laboratories	195,649	10,306,789
Eli Lilly & Co.	104,090	3,770,140
Johnson & Johnson	78,608	5,125,242
Merck & Co., Inc.	100,310	3,746,578
Pfizer, Inc.	345,535	5,925,925
Teva Pharmaceutical Industries, Ltd. (ADR)	168,773	10,646,201

		39,520,875

Road & Rail—4.0%
Canadian National Railway Co. (a)	151,671	9,189,746
CSX Corp.	49,250	2,506,825
Norfolk Southern Corp.	357,106	19,958,654

		31,655,225

Semiconductors & Semiconductor Equipment—3.4%
Analog Devices, Inc.	220,090	6,342,994
Applied Materials, Inc.	371,822	5,012,161
ASML Holding N.V.	31,200	1,104,480
Intel Corp.	326,293	7,263,282
Texas Instruments, Inc.	295,645	7,234,433

		26,957,350

Software—2.0%
Adobe Systems, Inc.*	151,521	5,359,298
Citrix Systems, Inc.*	122,600	5,819,822
Microsoft Corp.	158,208	4,630,748

		15,809,868

Specialty Retail—1.3%
Lowe’s Cos., Inc.	286,056	6,933,997
Staples, Inc.	153,795	3,597,265

		10,531,262

Textiles, Apparel & Luxury Goods—0.9%
Coach, Inc.	170,634	6,743,456

Total Common Stocks (Cost $605,939,851)		769,948,028

Short-Term Investments—11.4%

Mutual Funds—9.4%
State Street Navigator Securities Lending Prime Portfolio (b)	74,516,935	74,516,935

MIST-166

Met Investors Series Trust

Pioneer Fund Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount	Value

Repurchase Agreement—2.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/10 at 0.000% to be repurchased at $15,423,000 on 04/01/10 collateralized by $15,695,000 Federal Home Loan Bank at 2.300% due 09/05/13 with a value of $15,734,238.	$15,423,000	$15,423,000

Total Short-Term Investments (Cost $89,939,935)		89,939,935

Total Investments—109.3% (Cost $695,879,786#)		859,887,963
Other assets and liabilities (net)—(9.3)%		(73,941,776)

Net Assets—100.0%		$785,946,187

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $167,534,683 and $3,526,506 respectively, resulting in a net unrealized appreciation of $164,008,178.
(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $73,657,177 and the collateral received consisted of cash in the amount of $74,516,935 and non-cash collateral with a value of $1,355,648. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-167

Met Investors Series Trust

Pioneer Fund Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$769,948,028	$—	$—	$769,948,028

Short-Term Investments
Mutual Funds	74,516,935	—	—	74,516,935
Repurchase Agreement	—	15,423,000	—	15,423,000
Total Short-Term Investments	74,516,935	15,423,000	—	89,939,935

Total Investments	$844,464,963	$15,423,000	$—	$859,887,963

*	See Portfolio of Investments for additional detailed categorizations

MIST-168

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Municipals—1.0% of Net Assets

Security Description	Par Amount	Value
California State University Revenue, Systemwide, Series A
5.000%, due 11/01/39	$1,502,000	$1,511,853
Charlotte Special Facilities Revenue, Refunding Charlotte/Douglas International Airport
5.600%, due 07/01/27	1,000,000	780,600
Connecticut State Health & Educational, Facility Authority Revenue, Yale University,
Series Z-1 5.000%, due 07/01/42	1,451,000	1,509,969
Illinois State General Obligation Unlimited Build America Bonds
1.395%, due 02/01/11	1,040,000	1,040,125
Taxable 3.321%, due 01/01/13	730,000	735,322
New Jersey Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc., Project
7.000%, due 05/15/10	117,000	112,316
6.250%, due 09/15/29	463,000	428,233
Wisconsin State General Reserve 5.750%, due 05/01/33	134,000	144,492

Total Municipals (Cost $5,757,235)		6,262,910

Asset-Backed Securities—12.7%
ACE Securities Corp. 0.846%, due 12/25/34 (a)	578,893	415,888
Aegis Asset Backed Securities Trust 2.721%, due 01/25/34 (a)	138,518	84,394
Alfa Diversified Payment Rights Finance Co. 2.157%, due 12/15/11 (144A) (a) (b)	514,500	490,044
American Tower Trust 5.957%, due 04/15/37 (144A) (b)	1,082,000	1,141,088
Ameriquest Mortgage Securities, Inc. 5.871%, due 10/25/33 (a)	25,000	5,937
Argent Securities, Inc. 0.546%, due 02/25/36 (a)	370,609	360,747
Asset Backed Funding Certificates 0.306%, due 01/25/37 (a)	239,110	234,539
Asset Backed Securities Corp. Home Equity 0.686%, due 04/25/35 (a)	177,000	168,302
Banc of America Alternative Loan Trust 5.500%, due 09/25/33	1,155,536	1,161,444
Banc of America Commercial Mortgage, Inc. 4.050%, due 11/10/38	695,524	701,601
Banc of America Mortgage Securities, Inc.
4.750%, due 10/25/20	1,355,659	1,336,578
5.750%, due 01/25/35	511,151	507,158
5.132%, due 09/25/35 (a)	759,898	726,654
Bayview Commercial Asset Trust 0.606%, due 04/25/34 (144A) (a) (b)	804,576	629,468
BCAP LLC Trust 5.000%, due 11/25/36	1,470,000	1,457,261
Bear Stearns Asset Backed Securities Trust 0.376%, due 10/25/36 (a)	671,428	589,650
Bear Stearns Commercial Mortgage Securities, Inc.
5.629%, due 04/12/38 (a)	900,000	917,187
Carrington Mortgage Loan Trust
0.736%, due 02/25/35 (a)	585,169	553,935
0.646%, due 09/25/35 (a)	279,973	239,927
0.356%, due 07/25/36 (a)	875,747	785,802
0.346%, due 10/25/36 (a)	913,200	753,240
0.346%, due 06/25/37 (a)	289,965	255,373
0.366%, due 02/25/37 (a)	460,025	419,025

Security Description	Par Amount	Value
Chase Commercial Mortgage Securities Corp. 8.348%, due 04/15/32 (a)	$370,474	$369,129
Chase Mortgage Finance Corp.
5.000%, due 10/25/33	702,032	697,949
5.500%, due 05/25/35 - 05/25/37	2,487,825	2,322,601
Citicorp Mortgage Securities, Inc. 5.500%, due 02/25/22 - 04/25/35	1,348,785	1,320,670
Citigroup Commercial Mortgage Trust 4.639%, due 05/15/43	1,100,000	1,131,427
Citigroup Mortgage Loan Trust, Inc.
0.396%, due 08/25/36 (a)	494,556	355,067
0.346%, due 10/25/36 (a)	243,733	241,435
Conseco Finance Securitizations Corp.
6.910%, due 05/01/33 (a)	3,412	3,336
7.360%, due 09/01/33	2,407	2,454
6.681%, due 12/01/33 (a)	106,171	105,146
Countrywide Alternative Loan Trust
5.000%, due 08/25/19-05/25/34	2,727,745	2,665,852
0.646%, due 03/25/34 (a)	627,103	591,671
5.500%, due 04/25/34 - 11/25/35	1,357,717	1,176,650
0.596%, due 09/25/35 (a)	367,295	220,193
0.576%, due 10/25/35 (a)	563,949	317,748
Countrywide Asset-Backed Certificates
0.666%, due 08/25/35 (a)	1,312,700	1,234,724
0.756%, due 11/25/35 (a)	1,065,000	978,415
0.296%, due 07/25/37 (a)	172,597	166,132
0.349%, due 09/25/37 (a)	188,183	180,530
5.683%, due 10/25/46 (a)	900,000	883,982
Countrywide Home Loan Mortgage Pass Through Trust
3.763%, due 09/25/33 (a)	16,818	15,586
4.500%, due 09/25/35	951,201	778,539
Credit-Based Asset Servicing and Securitization LLC
0.336%, due 04/25/37 (a)	521,761	438,701
Crown Castle Towers LLC
5.470%, due 11/15/36 (144A) (b)	625,000	660,938
5.772%, due 11/15/36 (144A) (b)	1,395,000	1,475,213
CS First Boston Mortgage Securities Corp.
6.122%, due 04/15/37 (144A) (a) (b)	70,000	48,082
1.396%, due 09/25/34 (a)	223,034	29,726
CW Capital Cobalt, Ltd. 5.174%, due 08/15/48	348,630	355,186
DB Master Finance LLC 5.779%, due 06/20/31 (144A) (b)	1,505,000	1,461,492
8.285%, due 06/20/31 (144A) (b)	1,751,000	1,577,887
DLJ Commercial Mortgage Corp. 7.180%, due 11/10/33	351,695	354,849
Dominos Pizza Master Issuer LLC
5.261%, due 04/25/37 (144A) (b)	900,000	814,800
7.629%, due 04/25/37 (144A) (b)	1,602,000	1,358,338
Downey Savings & Loan Association Mortgage Loan Trust
0.607%, due 10/19/45 (a)	502,573	174,268
FBR Securitization Trust
0.536%, due 09/25/35 (a)	628,027	596,995
0.596%, due 10/25/35 (a)	224,856	138,975
First Franklin Mortgage Loan Asset Backed Certificates
0.786%, due 09/25/34 (a)	56,169	52,147
0.696%, due 03/25/35 (a)	333,000	292,781
0.526%, due 10/25/35 (a)	1,029,775	993,106
Fremont Home Loan Trust 0.356%, due 02/25/36 (a)	123,341	121,869

MIST-169

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value
Global Tower Partners Acquisition Partners LLC
7.874%, due 05/15/37 (144A) (b)	$240,000	$243,337
GMAC Mortgage Corp. Loan Trust
5.500%, due 11/25/33	872,896	894,609
Green Tree Financial Corp. 7.860%, due 03/01/30	142,133	119,895
Greenpoint Manufactured Housing 8.450%, due 06/20/31 (a)	178,077	160,634
GSAMP Trust
0.676%, due 03/25/35 (a)	294,677	288,271
0.506%, due 11/25/35 (a)	183,929	182,140
0.316%, due 01/25/37 (a)	43,562	42,978
0.376%, due 01/25/37 (a)	330,000	272,774
Home Equity Asset Trust 0.526%, due 12/25/35 (a)	400,649	350,617
Impac CMB Trust
0.886%, due 09/25/34 (a)	156,321	108,133
0.646%, due 10/25/35 (a)	429,752	349,905
Impac Secured Assets Corp. 0.596%, due 05/25/36 (a)	616,408	494,699
Indymac Index Mortgage Loan Trust 0.846%, due 04/25/34 (a)	50,775	26,188
Indymac Residential Asset Backed Trust 0.326%, due 07/25/37 (a)	228,093	222,912
JPMorgan Alternative Loan Trust 6.000%, due 03/25/36	870,032	619,262
JPMorgan Chase Commercial Mortgage Securities Corp.
4.790%, due 10/15/42	1,091,456	1,096,774
JPMorgan Mortgage Acquisition Corp. 0.486%, due 12/25/35 (a)	254,110	230,891
JPMorgan Mortgage Trust
6.000%, due 09/25/34	1,298,603	1,186,913
4.954%, due 11/25/35 (a)	407,310	393,187
Lehman XS Trust 0.596%, due 12/25/35 (a)	820,374	229,979
LNR CDO, Ltd. 2.997%, due 07/24/37 (144A) (a) (b)	215,000	27,950
Luminent Mortgage Trust 0.506%, due 07/25/36 (a)	846,288	83,414
Madison Avenue Manufactured Housing Contract Trust
3.496%, due 03/25/32 (a)	250,000	172,009
MASTER Alternative Loans Trust
5.500%, due 10/25/19	863,815	860,048
6.000%, due 07/25/34	1,595,832	1,378,590
MASTER Asset Backed Securities Trust
5.496%, due 12/25/32 (a)	13,521	1,479
0.676%, due 05/25/35 (a)	295,111	280,774
MASTER Asset Securitization Trust 5.500%, due 11/25/33	593,175	602,436
Merrill Lynch Mortgage Trust 4.556%, due 06/12/43	1,032,832	1,034,698
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.439%, due 02/12/39 (a)	1,400,000	1,433,709
Morgan Stanley Capital, Inc. 0.346%, due 08/25/36 (a)	158,687	155,874
0.316%, due 10/25/36 (a)	490,372	406,000
0.306%, due 12/25/36 (a)	308,587	291,831
Morgan Stanley Home Equity Loan Trust 0.346%, due 04/25/37 (a)	706,282	610,695

Security Description	Par Amount	Value
Novastar Home Equity Loan 0.616%, due 01/25/36 (a)	$1,000,000	$745,147
Option One Mortgage Loan Trust 0.336%, due 05/25/37 (a)	259,965	251,604
0.366%, due 02/25/38 (a)	424,070	411,705
PF Export Receivables Master Trust 6.436%, due 06/01/15 (144A) (b)	496,089	520,974
Power Receivables Finance LLC 6.290%, due 01/01/12 (144A) (b)	432,351	443,856
Realkredit Danmark AS 7.000%, due 04/01/32 (n)	7,329	1,451
Residential Accredit Loans, Inc. 5.000%, due 08/25/18 - 03/25/19	2,030,684	1,952,236
Residential Asset Mortgage Products, Inc. 0.406%, due 08/25/36 (a)	574,216	495,736
Residential Asset Securities Corp. 0.686%, due 08/25/35 (a)	517,000	416,564
0.476%, due 01/25/36 (a)	322,086	283,628
0.496%, due 01/25/36 (a)	78,123	70,862
Residential Funding Mortgage Securities I 5.500%, due 11/25/35	739,609	667,591
Sasco Net Interest Margin Trust 0.000%, due 05/27/33 (144A) (b)	47,096	15
Saxon Asset Securities Trust 0.356%, due 10/25/46 (a)	1,291,935	1,216,364
SBA CMBS Trust 6.904%, due 11/15/36 (144A) (b)	494,000	517,465
Soundview Home Equity Loan Trust 0.366%, due 01/25/37 (a)	322,645	310,035
Specialty Underwriting & Residential Finance 0.496%, due 09/25/36 (a)	329,399	295,492
Structured Asset Mortgage Investments, Inc. 0.556%, due 09/25/45 (a)	308,984	179,460
Structured Asset Securities Corp. 0.496%, due 11/25/37 (a)	434,874	404,595
Tengizchevroil Finance Co. SARL 6.124%, due 11/15/14 (144A) (b)	1,907,836	2,044,819
TIAA Commercial Real Estate Securitization 6.840%, due 05/22/37 (144A) (b)	100,000	38,000
Timberstar Trust 5.668%, due 10/15/36 (144A) (b)	540,000	564,500
7.530%, due 10/15/36 (144A) (b)	1,549,000	1,537,383
Wachovia Bank Commercial Mortgage Trust 4.957%, due 08/15/35 (a)	1,450,000	1,479,807
4.516%, due 05/15/44	836,960	839,513
WaMu Mortgage Pass Through Certificates 4.500%, due 09/25/18	1,138	1,116
5.500%, due 04/25/33	950,000	945,335
5.000%, due 11/25/33	331,451	329,088
0.640%, due 10/25/44 (a)	186,275	126,154
0.476%, due 04/25/45 (a)	974,739	779,348
Wells Fargo Home Equity Trust 0.596%, due 11/25/35 (a)	517,139	485,202
Wells Fargo Mortgage Backed Securities Trust
4.500%, due 07/25/19	315,643	315,504
5.000%, due 11/25/20 - 03/25/21	1,686,619	1,675,194
2.936%, due 10/25/35 (a)	1,312,694	1,188,452
5.500%, due 10/25/35 - 11/25/35	1,043,035	1,000,448

Total Asset-Backed Securities (Cost $77,902,304)		78,028,079

MIST-170

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—52.1%

Security Description	Par Amount	Value

Aerospace & Defense—0.7%
Aeroflex, Inc. 11.750%, due 02/15/15	$567,000	$609,525
BE Aerospace, Inc. 8.500%, due 07/01/18 (c)	1,585,000	1,695,950
DigitalGlobe, Inc. 10.500%, due 05/01/14 (144A) (b)	210,000	227,325
Esterline Technologies Corp. 7.750%, due 06/15/13	1,267,000	1,292,340
GeoEye, Inc. 9.625%, due 10/01/15 (144A) (b)	600,000	616,500

		4,441,640

Airlines—0.1%
Continental Airlines, Inc.
Series 2000-1 8.499%, due 05/01/11	114,856	113,133
Series 971B 7.461%, due 04/01/13	124,873	120,190
Delta Air Lines, Inc. 7.779%, due 01/02/12	177,966	172,627

		405,950

Auto Components—0.7%
Allison Transmission, Inc. 11.000%, due 11/01/15 (144A) (b)	799,000	854,930
Goodyear Tire & Rubber Co. (The) 10.500%, due 05/15/16 (c)	235,000	254,975
Lear Corp. 8.750%, due 12/01/16 (c) (d)	2,192,000	43,840
Tenneco, Inc. 8.625%, due 11/15/14 (c)	1,272,000	1,297,440
TRW Automotive, Inc. 7.250%, due 03/15/17 (144A) (b)	1,694,000	1,643,180

		4,094,365

Automobiles—0.1%
Fhu-Jin, Ltd., Series B 4.149%, due 08/10/11 (144A) (a) (b)	500,000	494,000

Beverages—0.4%
Anheuser-Busch InBev Worldwide, Inc. 7.750%, due 01/15/19 (144A) (b)	1,254,000	1,493,939
Argentine Beverages Financial 7.375%, due 03/22/12 (144A) (b)	132,800	135,954
Companhia de Bebidas das Americas
10.500%, due 12/15/11 (c)	54,000	62,235
8.750%, due 09/15/13 (c)	747,000	886,129

		2,578,257

Biotechnology—0.0%
Biogen Idec, Inc. 6.000%, due 03/01/13	10,000	10,823

Building Products—0.3%
Masco Corp. 7.125%, due 03/15/20 (c)	1,485,000	1,499,841
Voto-Votorantim Overseas Trading Operations NV
6.625%, due 09/25/19 (144A) (b)	500,000	503,750

		2,003,591

Security Description	Par Amount	Value

Capital Markets—0.5%
Macquarie Group, Ltd. 7.625%, due 08/13/19 (144A) (b)	$1,170,000	$1,308,183
6.000%, due 01/14/20 (144A) (b)	1,400,000	1,399,027
TD Ameritrade Holding Corp. 5.600%, due 12/01/19 (c)	500,000	506,070

		3,213,280

Chemicals—1.6%
Agrium, Inc. 6.750%, due 01/15/19 (c)	2,117,000	2,349,093
Basell Finance Co. B.V. 8.100%, due 03/15/27 (144A) (b)	382,000	357,170
Cytec Industries, Inc. 8.950%, due 07/01/17	1,060,000	1,281,108
Hexion Finance Escrow LLC/Hexion Escrow Corp.
8.875%, due 02/01/18 (144A) (b) (c)	1,250,000	1,237,500
Hyundai Capital Services, Inc. 6.000%, due 05/05/15 (144A) (b)	2,165,000	2,292,568
Ineos Group Holdings Plc 7.875%, due 02/15/16 (144A) (b) (o)	850,000	908,203
Lyondell Chemical Worldwide, Inc. 9.800%, due 02/01/20 (d)	33,000	30,690
LyondellBasell Industries AF SCA 8.375%, due 08/15/15 (144A) (b) (d) (o)	575,000	194,422
Nova Chemicals Corp. 8.375%, due 11/01/16 (144A) (b)	525,000	541,406
8.625%, due 11/01/19 (144A) (b)	625,000	646,875

		9,839,035

Commercial & Professional Services—0.0%
Aleris International, Inc. 9.000%, due 12/15/14 (d)	419,000	4,714

Commercial Banks—5.7%
American Express Bank FSB S.A. 5.500%, due 04/16/13 (c)	550,000	589,448
ATF Bank 9.250%, due 04/12/12 (144A) (b)	562,000	599,935
ATF Capital B.V. 9.250%, due 02/21/14 (144A) (b)	625,000	667,188
Banco de Credito Del Peru 9.750%, due 11/06/69 (144A) (a) (b)	455,000	526,028
Banco Macro S.A. 10.750%, due 06/07/12	500,000	356,875
BNP Paribas 0.424%, due 04/27/17 (a)	1,550,000	1,495,314
CoBank AB 7.875%, due 04/16/18 (144A) (b)	385,000	416,387
Credit Agricole S.A. 8.375%, due 12/31/49 (144A) (a) (b)	1,460,000	1,587,750
Goldman Sachs Capital II 5.793%, due 12/29/49 (a) (c)	5,300,000	4,518,250
Industrial Bank Of Korea 7.125%, due 04/23/14 (144A) (b)	720,000	808,720
International Bank for Reconstruction & Development (The)
5.750%, due 10/21/19 (l)	3,000,000	2,642,407
Kazkommerts International B.V. 8.000%, due 11/03/15 (144A) (b)	640,000	611,200

MIST-171

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Commercial Banks—(Continued)
KeyBank N.A. 5.800%, due 07/01/14	$1,225,000	$1,254,025
Keycorp 6.500%, due 05/14/13 (c)	865,000	924,391
Mellon Funding Corp. 5.500%, due 11/15/18	812,000	841,218
Mid-State Trust 7.540%, due 02/15/36	53,337	42,504
PNC Bank NA 6.000%, due 12/07/17	665,000	706,434
PNC Financial Services Group, Inc. 8.250%, due 05/29/49 (a)	2,749,000	2,873,574
Rabobank Nederland 12.119%, due 03/03/15 (e) (r)	7,400,000	2,986,128
SBP DPR Finance Co. 3.002%, due 03/15/17 (144A) (a) (b)	1,000,000	1,000,000
Sovereign Bank 8.750%, due 05/30/18	930,000	1,052,258
State Street Capital Trust III 8.250%, due 03/15/42 (a)	3,070,000	3,179,323
Turanalem Finance B.V. 8.500%, due 02/10/15 (144A) (b)	775,000	343,906
USB Capital IX 6.189%, due 04/15/49 (a)	750,000	648,750
Wachovia Bank N.A. 6.000%, due 11/15/17	1,215,000	1,318,955
Wells Fargo Capital XIII 7.700%, due 02/26/13 (a) (c)	3,005,000	3,117,688

		35,108,656

Communications Equipment—0.6%
Brocade Communications Systems, Inc.
6.625%, due 01/15/18 (144A) (b) (c)	240,000	245,400
6.875%, due 01/15/20 (144A) (b)	240,000	246,000
GTP Towers Issuer LLC 4.436%, due 02/15/15 (144A) (b)	1,980,000	1,985,414
MasTec, Inc. 7.625%, due 02/01/17	1,147,000	1,119,759

		3,596,573

Computers & Peripherals—0.3%
SunGard Data Systems, Inc.
10.625%, due 05/15/15	805,000	881,475
10.250%, due 08/15/15 (c)	802,000	847,112

		1,728,587

Construction & Engineering—0.2%
Dycom Industries, Inc. 8.125%, due 10/15/15	1,237,000	1,156,595
Esco Corp. 4.132%, due 12/15/13 (144A) (a) (b)	325,000	290,062

		1,446,657

Construction Materials—0.3%
C10 Capital SPV, Ltd. 6.722%, due 12/01/49 (144A) (a) (b) (c)	1,128,000	803,088

Security Description	Par Amount	Value

Construction Materials—(Continued)
C8 Capital SPV, Ltd.
6.640%, due 12/31/49(144A) (a) (b)	$780,000	$543,790
Holcim US Finance Sarl & Cie SCS
6.000%, due 12/30/19(144A) (b) (c)	225,000	234,092

		1,580,970

Consumer Finance—0.1%
SLM Corp. 4.000%, due 07/25/14 (a)	989,000	837,554

Containers & Packaging—0.4%
AEP Industries, Inc. 7.875%, due 03/15/13	452,000	450,870
Consol Glass, Ltd.
7.625%, due 04/15/14(144A) (b) (o)	600,000	817,586
Graphic Packaging International, Inc.
9.500%, due 08/15/13 (c)	1,157,000	1,191,710

		2,460,166

Distributors—0.3%
ACE Hardware Corp.
9.125%, due 06/01/16(144A) (b)	937,000	1,009,617
NSG Holdings LLC
7.750%, due 12/15/25(144A) (b)	1,165,000	1,054,325

		2,063,942

Diversified Financial Services—4.4%
American Honda Finance Corp.
6.700%, due 10/01/13(144A) (b)	1,995,000	2,224,852
Cantor Fitzgerald LP
7.875%, due 10/15/19(144A) (b)	2,100,000	2,107,997
Capital One Bank USA N.A.
8.800%, due 07/15/19 (c)	720,000	871,386
Capital One Capital VI
8.875%, due 05/15/40	1,365,000	1,487,419
Carillon, Ltd., Series
2 15.507%, due 01/10/11(144A) (a) (b)	350,000	352,940
Glencore Funding LLC
6.000%, due 04/15/14(144A) (b)	2,874,000	2,950,333
Green Valley, Ltd.
4.292%, due 01/10/11(144A) (a) (b) (o)	250,000	338,412
Hughes Network Systems LLC/HNS Finance Corp.
9.500%, due 04/15/14	1,224,000	1,263,780
Janus Capital Group, Inc.
6.250%/6.500%, due 06/15/12 (c) (f)	1,607,000	1,663,036
6.700%/6.950%, due 06/15/17 (f)	1,340,000	1,334,131
Leucadia National Corp.
7.125%, due 03/15/17	590,000	587,050
Merrill Lynch & Co., Inc.
5.450%, due 02/05/13	1,097,000	1,161,398
Morgan Stanley 6.625%, due 04/01/18	2,054,000	2,194,161
NCO Group, Inc. 5.125%, due 11/15/13 (a)	2,314,000	1,990,040
Nelson Re, Ltd. - Class A
12.150%, due 06/21/10(144A) (a) (b)	250,000	253,963

MIST-172

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Nissan Motor Acceptance Corp.
4.500%, due 01/30/15(144A) (b)	$385,000	$386,384
Petroplus Finance, Ltd.
7.000%, due 05/01/17(144A) (b)	110,000	95,150
Prudential Financial, Inc.
5.150%, due 01/15/13	1,300,000	1,380,245
6.200%, due 01/15/15	215,000	234,943
8.875%, due 06/15/38 (a)	915,000	1,036,237
Successor X, Ltd.
11.770%, due 12/09/10(144A) (b) (e)	250,000	227,575
9.902%, due 04/04/13(144A) (a) (b)	300,000	299,760
TNK-BP Finance S.A.
7.500%, due 07/18/16(144A) (b)	1,090,000	1,190,825
6.625%, due 03/20/17(144A) (b)	375,000	387,188
7.875%, due 03/13/18(144A) (b)	350,000	385,438
Tyco International Finance S.A.
8.500%, due 01/15/19	677,000	840,950

		27,245,593

Diversified Telecommunication Services—2.8%
Cincinnati Bell, Inc. 8.250%, due 10/15/17	1,150,000	1,170,125
COLO.COM, Inc.	181,449	0
13.875%, due 03/15/10(144A) (b) (d)
Digicel Group, Ltd.	1,350,000	1,348,312
8.250%, due 09/01/17(144A) (b) (c)
Embarq Corp. 7.082%, due 06/01/16	972,000	1,059,979
Global Crossing, Ltd.	1,185,000	1,321,275
12.000%, due 09/15/15(144A) (b)
Mystic Re. II, Ltd. 2007	400,000	408,699
10.252%, due 06/07/11(144A) (a) (b)
Mystic Re. II, Ltd. 2009	250,000	271,513
12.252%, due 03/20/12(144A) (a) (b)
New Communications Holdings, Inc.
8.250%, due 04/15/17 (144A) (b)	305,000	311,862
8.500%, due 04/15/20 (144A) (b)	600,000	607,500
8.750%, due 04/15/22 (144A) (b)	1,200,000	1,206,000
NII Capital Corp. 10.000%, due 08/15/16 (144A) (b)	540,000	594,000
Nordic Telephone Co. Holdings 6.165%, due 05/01/16 (144A) (a) (b) (o)	552,235	752,499
PAETEC Holding Corp.
9.500%, due 07/15/15	1,632,000	1,660,560
8.875%, due 06/30/17 (c)	500,000	516,250
Qtel International Finance, Ltd. 6.500%, due 06/10/14 (144A) (b)	1,030,000	1,119,835
Qwest Corp. 8.875%, due 03/15/12	475,000	522,500
tw telecom holdings, inc. 8.000%, due 03/01/18 (144A) (b)	400,000	411,000
VIP Finance Ireland, Ltd. for OJSC Vimpel Communications
9.125%, due 04/30/18 (144A) (b)	1,720,000	1,950,050
Windstream Corp. 8.625%, due 08/01/16	1,560,000	1,602,900

Security Description	Par Amount	Value

Diversified Telecommunication Services—(Continued)
Xanadoo Co. 9.750%, due 12/01/06 (d)	$8,696	$0

		16,834,859

Education—0.3%
Board of Trustees of The Leland Stanford Junior University (The)
4.750%, due 05/01/19	950,000	988,686
President & Fellows of Harvard College 3.700%, due 04/01/13	807,000	844,641

		1,833,327

Electric Utilities—1.6%
CenterPoint Energy Houston Electric LLC 7.000%, due 03/01/14	557,000	633,287
Commonwealth Edison Co. 6.950%, due 07/15/18	1,100,000	1,233,375
FPL Energy American Wind LLC 6.639%, due 06/20/23 (144A) (b)	479,920	493,143
FPL Energy Wind Funding LLC 6.876%, due 06/27/17 (144A) (b)	568,675	555,880
Israel Electric Corp., Ltd.
7.250%, due 01/15/19 (144A) (b)	845,000	919,264
9.375%, due 01/28/20 (144A) (b)	410,000	511,156
New York State Electric & Gas Corp. 6.150%, due 12/15/17 (144A) (b)	950,000	966,881
Panoche Energy Center LLC 6.885%, due 07/31/29 (144A) (b)	895,561	884,246
Public Service Co. of New Mexico 7.950%, due 05/15/18	425,000	444,060
Star Energy Geothermal Wayang Windu, Ltd.
11.500%, due 02/12/15 (144A) (b)	1,000,000	1,059,239
Texas Competitive Electric Holdings Co. LLC 10.250%, due 11/01/15 (c)	947,000	662,900
West Penn Power Co. 5.950%, due 12/15/17 (144A) (b)	1,197,000	1,225,930
White Pine Hydro Portfolio LLC 7.260%, due 07/20/15 (144A) (b)	515,000	440,357

		10,029,718

Electrical Equipment—0.8%
Baldor Electric Co. 8.625%, due 02/15/17 (c)	1,984,000	2,108,000
Belden, Inc. 7.000%, due 03/15/17	1,465,000	1,450,350
Coleman Cable, Inc. 9.000%, due 02/15/18 (144A) (b) (c)	971,000	977,069
Legrand S.A. 8.500%, due 02/15/25	20,000	23,224

		4,558,643

Electronic Equipment, Instruments & Components—0.1%
Agilent Technologies, Inc. 5.500%, due 09/14/15	500,000	536,611

Energy Equipment & Services—1.4%
Complete Production Services, Inc. 8.000%, due 12/15/16	1,375,000	1,368,125

MIST-173

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Energy Equipment & Services—(Continued)
Oceanografia S.A. de C.V. 11.250%, due 07/15/15 (144A) (b)	$1,456,000	$909,272
Plains All American Pipeline 6.125%, due 01/15/17	1,467,000	1,577,509
Sevan Marine ASA
7.760%, due 10/24/12 (144A) (a) (b) (p)	1,500,000	228,489
3.524%, due 05/14/13 (144A) (a) (b)	1,400,000	1,190,000
Spectra Energy Capital LLC
6.200%, due 04/15/18	1,109,000	1,197,814
Series B 6.750%, 07/15/18	600,000	650,523
Weatherford International, Ltd. 9.625%, due 03/01/19 (c)	1,209,000	1,532,252

		8,653,984

Entertainment & Leisure—0.1%
Shingle Springs Tribal Gaming Authority 9.375%, due 06/15/15 (144A) (b)	635,000	530,225

Food Products—0.8%
Bertin, Ltd. 10.250%, due 10/05/16 (144A) (b)	200,000	223,800
Cargill, Inc. 5.200%, due 01/22/13 (144A) (b)	1,200,000	1,277,386
Independencia International, Ltd. 12.000%, due 12/30/16 (144A) (b)	276,660	143,863
Kraft Foods, Inc. 6.500%, due 02/09/40	1,850,000	1,914,913
Minerva Overseas II, Ltd. 10.875%, due 11/15/19 (144A) (b)	850,000	921,665
Minerva Overseas, Ltd. 9.500%, due 02/01/17 (144A) (b)	575,000	595,125

		5,076,752

Gas Utilities—0.7%
Korea Gas Corp. 6.000%, due 07/15/14 (144A) (b)	380,000	414,084
NGPL PipeCo LLC 6.514%, due 12/15/12 (144A) (b)	1,284,000	1,409,587
Questar Pipeline Co. 5.830%, due 02/01/18	1,441,000	1,499,889
Transportadora de Gas del Sur S.A. 7.875%, due 05/14/17 (144A) (b)	1,274,000	1,215,078

		4,538,638

Health Care Equipment & Supplies—0.2%
Biomet, Inc. 10.375%, due 10/15/17 (c) (g)	874,000	965,770

Health Care Providers & Services—0.9%
DASA Finance Corp. 8.750%, due 05/29/18 (144A) (b)	400,000	430,000
HCA, Inc. 9.125%, due 11/15/14	495,000	524,081
7.190%, due 11/15/15	10,000	9,475
9.625%, due 11/15/16 (g)	1,960,657	2,105,255
8.500%, due 04/15/19 (144A) (b)	417,000	450,621

Security Description	Par Amount	Value

Health Care Providers & Services—(Continued)
7.875%, due 02/15/20 (144A) (b)	$500,000	$524,688
8.360%, due 04/15/24	50,000	47,625
7.690%, due 06/15/25	50,000	46,500
UnitedHealth Group, Inc. 4.875%, due 02/15/13	1,050,000	1,123,657

		5,261,902

Homebuilders—0.6%
Desarrolladora Homex S.A. de C.V. 9.500%, due 12/11/19 (144A) (b)	1,055,000	1,123,513
Meritage Homes Corp. 6.250%, due 03/15/15	1,593,000	1,537,245
Urbi Desarrollos Urbanos S.A. de C.V. 8.500%, due 04/19/16 (144A) (b)	545,000	580,425
9.500%, due 01/21/20 (144A) (b)	346,000	376,275

		3,617,458

Hotels, Restaurants & Leisure—1.4%
Codere Finance Luxembourg S.A. 8.250%, due 06/15/15 (144A) (b) (o)	1,682,000	2,252,155
Lottomatica SpA 8.250%, due 03/31/66 (144A) (a) (b) (o)	1,957,000	2,719,629
Mashantucket Pequot Tribe 8.500%, due 11/15/15 (144A) (b)	1,670,000	425,850
Peermont Global Proprietary, Ltd. 7.750%, due 04/30/14 (144A) (b) (o)	920,000	1,197,638
Scientific Games Corp. 6.250%, due 12/15/12 (c)	890,000	887,775
7.875%, due 06/15/16 (144A) (b)	435,000	442,612
Scientific Games International, Inc. 9.250%, due 06/15/19	480,000	510,000
Station Casinos, Inc. 6.625%, due 03/15/18 (d)	695,000	4,344

		8,440,003

Household Durables—0.6%
Controladora Mabe S.A. de C.V. 7.875%, due 10/28/19 (144A) (b)	2,121,000	2,248,260
Whirlpool Corp. 5.500%, due 03/01/13	1,422,000	1,489,467

		3,737,727

Household Products—0.3%
Yankee Acquisition Corp. 9.750%, due 02/15/17 (c)	1,684,000	1,747,150

Independent Power Producers & Energy Traders—0.4%
Colbun S.A. 6.000%, due 01/21/20 (144A) (b) (c)	660,000	666,105
Kiowa Power Partners LLC 5.737%, due 03/30/21 (144A) (b)	900,000	838,282
Ormat Funding Corp. 8.250%, due 12/30/20	1,154,240	1,113,842

		2,618,229

MIST-174

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Industrial Conglomerates—0.2%
Tyco Electronics Group S.A. 6.550%, due 10/01/17 (c)	$1,135,000	$1,250,576

Insurance—3.3%
American General Finance Corp. 6.900%, due 12/15/17 (c)	1,522,000	1,335,038
Atlas Reinsurance Plc 10.950%, due 01/10/11 (144A) (a) (b) (o)	250,000	338,970
Blue Fin, Ltd. 4.650%, due 04/10/12 (144A) (a) (b)	250,000	235,613
Caelus Re, Ltd. 6.502%, due 06/07/11 (144A) (a) (b)	250,000	249,365
Delphi Financial Group, Inc. 7.875%, due 01/31/20	1,550,000	1,603,137
Foundation Re III, Ltd., Series 1-A 5.806%, due 02/03/14 (144A) (a) (b)	575,000	582,705
GlobeCat, Ltd. 9.501%, due 01/02/13 (144A) (a) (b)	550,000	520,877
Hanover Insurance Group, Inc.
7.625%, due 10/15/25	2,016,000	1,945,160
7.500%, due 03/01/20	325,000	333,915
HUB International Holdings, Inc. 10.250%, due 06/15/15 (144A) (b)	167,000	160,738
Liberty Mutual Group, Inc.
7.300%, due 06/15/14 (144A) (b) (c)	394,000	429,634
7.000%, due 03/15/37 (144A) (a) (b)	2,032,000	1,734,568
10.750%, due 06/15/58 (144A) (a) (b)	818,000	924,340
Lincoln National Corp.
8.750%, due 07/01/19	730,000	894,103
6.050%, due 04/20/67 (a)	2,382,000	2,006,835
Merna Reinsurance II, Ltd. 3.802%, due 04/08/13 (144A) (a) (b)	300,000	300,000
Montana Re, Ltd., Series B 13.502%, due 12/07/12 (144A) (a) (b)	250,000	253,987
Muteki, Ltd. 4.650%, due 05/24/11 (144A) (a) (b)	460,000	452,180
Platinum Underwriters Finance, Inc. 7.500%, due 06/01/17	2,214,000	2,382,782
Protective Life Corp. 7.375%, due 10/15/19	1,925,000	2,048,271
Residential Reinsurance 2007, Ltd. 10.502%, due 06/07/10 (144A) (a) (b)	375,000	380,261
Residential Reinsurance 2008, Ltd. 7.002%, due 06/06/11 (144A) (a) (b)	300,000	304,997
USI Holdings Corp. 4.125%, due 11/15/14 (144A) (a) (b)	467,000	400,452
Willow Re, Ltd. 6.295%, due 06/16/10 (144A) (b) (d)	250,000	198,750

		20,016,678

Internet & Catalog Retail—0.6%
Expedia, Inc. 8.500%, due 07/01/16	1,165,000	1,298,975
Ticketmaster Entertainment, Inc. 10.750%, due 08/01/16	2,192,000	2,455,040

		3,754,015

Security Description	Par Amount	Value

Internet Software & Services—0.5%
Equinix, Inc. 8.125%, due 03/01/18	$1,285,000	$1,336,400
Terremark Worldwide, Inc. 12.000%, due 06/17/17 (144A) (b)	1,380,000	1,593,900

		2,930,300

Machinery—1.1%
American Railcar Industries, Inc. 7.500%, due 03/01/14	1,679,000	1,611,840
Commercial Vehicle Group, Inc. 8.000%, due 07/01/13	557,000	448,385
Cummins, Inc. 6.750%, due 02/15/27	393,000	376,028
Greenbrier Co., Inc. (The) 8.375%, due 05/15/15	1,801,000	1,647,915
Mueller Water Products, Inc. 7.375%, due 06/01/17 (c)	1,471,000	1,334,933
Oshkosh Corp. 8.500%, due 03/01/20 (144A) (b)	300,000	312,000
Titan International, Inc. 8.000%, due 01/15/12	753,000	756,765
Volvo Treasury AB 5.950%, due 04/01/15 (144A) (b)	200,000	204,007

		6,691,873

Manufacturing—0.3%
Ingersoll-Rand Global Holding Co., Ltd. 9.500%, due 04/15/14	910,000	1,104,356
Park - Ohio Industries, Inc. 8.375%, due 11/15/14	1,022,000	907,025

		2,011,381

Marine—0.0%
CMA CGM S.A. 7.250%, due 02/01/13 (144A) (b)	395,000	255,062

Media—0.6%
CanWest Media, Inc. 8.000%, due 09/15/12 (d)	454	438
Grupo Televisa S.A. 6.000%, due 05/15/18 (c)	1,080,000	1,121,483
Lamar Media Corp. 7.250%, due 01/01/13 (c)	80,000	81,000
News America, Inc. 5.650%, due 08/15/20 (c)	200,000	211,142
Time Warner Cable, Inc.
8.750%, due 02/14/19	198,000	245,953
8.250%, due 04/01/19	313,000	379,383
Umbrella Acquisition, Inc. 9.750%, due 03/15/15 (144A) (b) (c) (g)	2,057,102	1,784,536

		3,823,935

Metals & Mining—3.1%
Algoma Acquisition Corp. 9.875%, due 06/15/15 (144A) (b) (c)	1,415,000	1,308,875
Allegheny Technologies, Inc. 9.375%, due 06/01/19	1,295,000	1,509,154

MIST-175

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Metals & Mining—(Continued)
ALROSA Finance S.A. 8.875%, due 11/17/14 (144A) (b)	$770,000	$843,150
Anglo American Capital Plc 9.375%, due 04/08/14 (144A) (b) (c)	845,000	1,015,900
ArcelorMittal 6.125%, due 06/01/18 (c)	1,500,000	1,577,088
Asia Aluminum Holdings, Ltd. 8.000%, due 12/23/11 (144A) (b) (d)	992,000	124,000
CII Carbon LLC 11.125%, due 11/15/15 (144A) (b)	1,115,000	1,131,725
Commercial Metals Co. 7.350%, due 08/15/18	505,000	532,122
Essar Steel Algoma, Inc. 9.375%, due 03/15/15 (144A) (b)	450,000	454,915
Evraz Group S.A.
8.875%, due 04/24/13 (144A) (b)	775,000	816,656
9.500%, due 04/24/18 (144A) (b)	500,000	539,375
FMG Finance Property, Ltd. 10.625%, due 09/01/16 (144A) (b)	255,000	295,163
Freeport-McMoRan Copper & Gold, Inc.
8.375%, due 04/01/17	270,000	300,778
3.881%, due 04/01/15 (a)	1,304,000	1,318,670
Industrias Metalurgicas Pescarmona S.A. 11.250%, due 10/22/14 (144A) (b)	897,000	855,738
Noranda Aluminium Acquisition Corp. 5.274%, due 05/15/15 (c) (g)	441,604	353,283
Novelis, Inc. 7.250%, due 02/15/15	494,000	479,180
POSCO 8.750%, due 03/26/14 (144A) (b)	1,400,000	1,663,768
Prime Dig Pte, Ltd. 11.750%, due 11/03/14 (144A) (b)	825,000	897,188
Rio Tinto Finance USA, Ltd. 8.950%, due 05/01/14 (c)	1,189,000	1,434,002
Vedanta Resources Plc 9.500%, due 07/18/18 (144A) (b)	1,330,000	1,476,300

		18,927,030

Office Electronics—0.0%
Xerox Corp. 7.125%, due 06/15/10	245,000	247,474

Oil & Gas Exploration & Production—0.3%
Gazprom International S.A. 7.201%, due 02/01/20 (144A) (b)	915,493	973,947
Norwegian Energy Co. ASA 12.900%, due 11/20/14 (p)	4,000,000	696,829

		1,670,776

Oil, Gas & Consumable Fuels—5.0%
Buckeye Partners L.P. 6.050%, due 01/15/18	505,000	537,086
Bumi Capital Pte, Ltd. 12.000%, due 11/10/16 (144A) (b)	875,000	929,636
Canadian Natural Resources, Ltd. 5.900%, due 02/01/18	717,000	777,192

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
CONSOL Energy, Inc.
8.000%, due 04/01/17 (144A) (b)	$235,000	$242,638
8.250%, due 04/01/20 (144A) (b)	470,000	485,275
Copano Energy LLC 8.125%, due 03/01/16	1,020,000	1,039,125
DCP Midstream LLC 9.750%, due 03/15/19 (144A) (b)	1,267,000	1,617,729
DDI Holdings A.S.
9.300%, due 01/19/12-04/26/12 (144A) (b)	1,280,968	1,273,906
Enterprise Products Operating LLC 8.375%, due 08/01/66 (a)	1,059,000	1,076,192
7.000%, due 06/01/67 (a)	678,000	624,088
Expro Finance Luxembourg SCA 8.500%, due 12/15/16 (144A) (b)	1,745,000	1,771,175
Gaz Capital S.A. 8.146%, due 04/11/18 (144A) (b)	190,000	215,175
Hilcorp Energy I LP/Hilcorp Finance Co. 7.750%, due 11/01/15 (144A) (b)	1,525,000	1,513,562
Kinder Morgan Energy Partners LP 5.950%, due 02/15/18 (c)	1,559,000	1,674,734
Linn Energy LLC/Linn Energy Finance Corp. 8.625%, due 04/15/20 (144A) (b)	825,000	804,804
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
8.750%, due 04/15/18	750,000	773,438
Nakilat, Inc. 6.067%, due 12/31/33 (144A) (b)	520,000	474,663
6.267%, due 12/31/33 (144A) (b)	1,370,000	1,240,082
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
8.875%, due 03/15/18 (144A) (b)	1,705,000	1,751,887
Pacific Rubiales Energy Corp. 8.750%, due 11/10/16 (144A) (b)	800,000	872,633
Petrohawk Energy Corp. 9.125%, due 07/15/13	324,000	339,795
10.500%, due 08/01/14	435,000	482,306
Plains Exploration & Production Co. 8.625%, due 10/15/19	1,025,000	1,091,625
Quicksilver Resources, Inc. 7.125%, due 04/01/16 (c)	1,017,000	971,235
Range Resources Corp. 7.250%, due 05/01/18	1,235,000	1,273,594
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.500%, due 09/30/14 (144A) (b)	760,000	819,509
SandRidge Energy, Inc. 3.876%, due 04/01/14 (a)	700,000	642,217
8.625%, due 04/01/15 (g)	1,444,000	1,415,120
8.000%, due 06/01/18 (144A) (b) (c)	602,000	574,910
Seven Seas Petroleum, Inc. Series B 12.500%, due 05/15/05 (d)	60,000	0
Southern Union Co. 7.200%, due 11/01/66 (a)	2,237,000	2,086,002
Valero Energy Corp. 9.375%, due 03/15/19 (c)	1,230,000	1,466,664
XTO Energy, Inc. 6.250%, due 04/15/13	30,000	33,520

		30,891,517

MIST-176

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Paper & Forest Products—0.4%
Appleton Papers, Inc. 10.500%, due 06/15/15 (144A) (b) (c)	$600,000	$600,000
Graham Packaging Co. LP/GPC Capital Corp. I
8.250%, due 01/01/17 (144A) (b) (c)	745,000	750,587
Louisiana-Pacific Corp. 8.875%, due 08/15/10	10,000	10,350
Sino-Forest Corp. 10.250%, due 07/28/14 (144A) (b)	750,000	834,375

		2,195,312

Real Estate Investment Trusts (REITs)—2.2%
Developers Diversified Realty Corp. 7.500%, due 04/01/17	1,495,000	1,514,486
Dexus Property Group 7.125%, due 10/15/14 (144A) (b)	2,325,000	2,496,088
Digital Realty Trust LP 5.875%, due 02/01/20 (144A) (b)	350,000	342,869
Health Care REIT, Inc. 6.200%, due 06/01/16	535,000	570,576
Healthcare Realty Trust, Inc. 6.500%, due 01/17/17	1,130,000	1,160,864
Hospitality Properties Trust 7.875%, due 08/15/14	2,400,000	2,579,806
Mack-Cali Realty LP 5.125%, due 01/15/15	1,025,000	1,009,011
Trustreet Properties, Inc. 7.500%, due 04/01/15	1,622,000	1,673,104
Ventas Realty LP/Ventas Capital Corp. 7.125%, due 06/01/15	390,000	405,153
6.500%, due 06/01/16	1,175,000	1,202,226
6.750%, due 04/01/17 (c)	250,000	257,029

		13,211,212

Real Estate Management & Development—0.4%
Alto Palermo S.A. 11.000%, due 06/11/12 (144A) (b)	140,369	77,730
Forest City Enterprises, Inc. 7.625%, due 06/01/15	36,000	33,660
WEA Finance LLC 7.500%, due 06/02/14 (144A) (b)	315,000	352,673
7.125%, due 04/15/18 (144A) (b)	1,651,000	1,788,868

		2,252,931

Road & Rail—0.2%
Kansas City Southern de Mexico S.A. de C.V. 7.625%, due 12/01/13	300,000	308,250
7.375%, due 06/01/14	1,000,000	1,012,500

		1,320,750

Semiconductors & Semiconductor Equipment—0.0%
KLA-Tencor Corp. 6.900%, due 05/01/18	154,000	167,316

Software—0.3%
First Data Corp. 9.875%, due 09/24/15 (c)	2,013,000	1,746,277

Security Description	Par Amount	Value

Specialty Retail—0.4%
Brown Shoe Co., Inc. 8.750%, due 05/01/12	$649,000	$665,225
Edcon Proprietary, Ltd. 3.900%, due 06/15/14 (144A) (a) (b) (o)	760,000	794,052
Sally Holdings LLC/ Sally Capital, Inc. 9.250%, due 11/15/14 (c)	405,000	431,325
10.500%, due 11/15/16 (c)	500,000	547,500

		2,438,102

Textiles, Apparel & Luxury Goods—0.0%
INVISTA, Inc. 9.250%, due 05/01/12 (144A) (b)	145,000	147,538

Tobacco—0.4%
Alliance One International, Inc. 10.000%, due 07/15/16 (144A) (b) (c)	2,215,000	2,325,750
10.000%, due 07/15/16 (144A) (b)	250,000	262,500

		2,588,250

Trading Companies & Distributors—0.3%
GATX Corp. 6.000%, due 02/15/18	1,896,000	1,892,782

Transportation—0.5%
Ceva Group Plc
8.500%, due 12/01/14 (144A) (b) (o)	469,000	596,263
11.500%, due 04/01/18 (144A) (b)	1,779,000	1,840,396
Stena A.B. 6.125%, due 02/01/17 (144A) (b) (o)	580,000	751,110

		3,187,769

Utilities—0.7%
Coso Geothermal Power Holdings 7.000%, due 07/15/26 (144A) (b)	1,878,140	1,781,747
Intergen N.V. 9.000%, due 06/30/17 (144A) (b)	1,686,000	1,745,010
Juniper Generation LLC 6.790%, due 12/31/14 (144A) (b)	77,844	72,340
PNM Resources, Inc. 9.250%, due 05/15/15	527,000	563,231

		4,162,328

Wireless Telecommunication Services—1.6%
Cricket Communications, Inc. 9.375%, due 11/01/14 (c)	1,550,000	1,584,875
Crown Castle Towers LLC 6.113%, due 01/15/20 (144A) (b)	785,000	822,664
Intelsat Jackson Holdings, Ltd. 11.500%, due 06/15/16	560,000	604,800
8.500%, due 11/01/19 (144A) (b)	250,000	263,125
Intelsat Luxembourg S.A. 11.500%, due 02/04/17 (g)	1,975,585	2,034,853
Intelsat Subsidiary Holding Co., Ltd. 8.500%, due 01/15/13	301,000	307,020
MetroPCS Wireless, Inc. 9.250%, due 11/01/14	815,000	833,337

MIST-177

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Wireless Telecommunication Services—(Continued)
Telesat Canada/Telesat LLC 12.500%, due 11/01/17 (c)	$1,220,000	$1,409,100
True Move Co., Ltd. 10.750%, due 12/16/13 (144A) (b)	1,525,000	1,599,344
10.375%, due 08/01/14 (144A) (b)	385,000	400,400

		9,859,518

Total Domestic Bonds & Debt Securities (Cost $295,509,854)		319,776,051

U. S. Government & Agency Obligations—13.1%
Federal Home Loan Mortgage Corp. 5.500%, due 10/01/16	9,666	10,416
7.420%, due 01/15/17 (a) (h)	58,212	2,410
0.000%, due 06/15/30 - 06/01/31 (i)	36,010	31,777
6.000%, due 12/01/31 (h)	153,953	32,440
5.500%, due 03/15/32 (h)	118,874	12,943
7.770%, due 03/15/32 (a) (h)	87,394	13,981
6.000%, due 06/01/17 - 06/01/35	305,951	330,652
5.000%, due 12/01/21 - 12/01/39	4,892,220	5,088,934
Federal National Mortgage Assoc. 5.000%, due 03/25/17 (h)	147,110	5,938
7.454%, due 03/25/18 (a) (h)	198,388	22,984
4.000%, due 07/01/18	808,650	839,123
0.596%, due 02/25/21 (a)	320,650	320,132
0.000%, due 09/17/29 (i)	9,654	7,728
6.854%, due 01/25/32 (a) (h)	220,819	12,153
7.854%, due 03/25/32 (a) (h)	90,140	12,409
7.754%, due 09/25/32 - 10/25/32 (a) (h)	80,407	13,115
5.500%, due 01/01/33 (h)	262,346	56,016
6.754%, due 02/25/33 (a) (h)	454,914	51,121
6.000%, due 01/01/32 - 04/25/33 (h)	194,728	39,867
5.500%, due 03/01/25 - 05/01/34	532,766	565,306
5.000%, due 02/01/20 - 06/01/35	7,481,576	7,911,225
4.500%, due 11/01/18 - 07/01/35	1,512,810	1,537,539
6.500%, due 07/01/31 - 10/01/37	1,113,459	1,208,580
6.000%, due 12/01/31 - 07/01/38	5,692,413	6,054,837
7.500%, due 01/19/39 (a)	20,109	21,557
7.000%, due 09/01/29 -12/25/41	3,552	3,950
7.500%, due 01/01/30 - 01/25/42	274,222	309,193
Government National Mortgage Assoc. 7.000%, due 05/15/23 - 03/15/31	6,093	6,819
6.500%, due 03/15/29 - 11/15/32	28,067	30,787
6.000%, due 05/15/17 - 08/15/34	408,205	442,157
5.000%, due 10/15/18 - 04/15/35	303,133	319,564
4.500%, due 09/15/33 - 10/15/35	4,202,385	4,284,793
5.500%, due 08/15/19 - 11/15/35	3,747,463	3,998,697
U.S. Treasury Bond 6.250%, due 08/15/23 (c)	87,000	104,577
5.000%, due 05/15/37 (c)	289,000	304,399
4.500%, due 02/15/36 - 05/15/38	6,314,000	6,138,108
4.250%, due 05/15/39	3,110,000	2,882,584
4.500%, due 08/15/39 (c)	8,590,000	8,297,407
4.375%, due 11/15/39	1,955,000	1,849,309
U.S. Treasury Note 4.500%, due 11/15/10	3,330,000	3,417,935
1.250%, due 11/30/10	5,330,000	5,364,357

Security Description	Par Amount	Value
0.875%, due 01/31/11 - 02/28/11	$7,920,000	$7,954,759
3.875%, due 05/15/18	100,000	102,555
3.125%, due 05/15/19	9,000,000	8,574,615
4.375%, due 02/15/38	1,727,000	1,642,811

Total U.S. Government & Agency Obligations (Cost $80,551,146)		80,232,559

Foreign Bonds & Debt Securities—5.7%

Australia—0.0%
Queensland Treasury Corp. 6.000%, due 08/14/13	138,000	128,292

Brazil—1.3%
Banco Nacional de Desenvolvimento Economico e Social
11.000%/8.000%, due 04/28/10 (j) (o)	910,000,000	641,049
Brazilian Government International Bond 10.250%, due 01/10/28	12,750,000	7,288,831

		7,929,880

Canada—1.3%
Canada Housing Trust 3.750%, due 03/15/20 (m)	3,000,000	2,911,180
Canadian Government Bond 5.500%, due 06/01/10 (m)	330,000	327,612
4.250%, due 06/01/18 (m)	1,485,000	1,548,118
Province of Ontario 5.500%, due 04/23/13 (l)	3,356,000	3,074,945

		7,861,855

Colombia—0.1%
Republic of Colombia 9.750%, due 04/09/11	436,253	468,972

France—0.9%
France Government Bond OAT 3.750%, due 04/25/17 (o)	3,937,000	5,625,352

Mexico—0.0%
United Mexican States 7.500%, due 01/14/12	84,000	93,660

Netherlands—0.0%
Kingdom of the Netherlands 5.000%, due 07/15/12 (o)	130,000	191,012

Norway—0.8%
Government of Norway 6.000%, due 05/16/11 (p)	10,343,000	1,811,388
5.000%, due 05/15/15 (p)	7,150,000	1,307,938
4.250%, due 05/19/17 (p)	9,440,000	1,665,916

		4,785,242

Peru—0.1%
Republic of Peru 7.125%, due 03/30/19	433,000	502,713

MIST-178

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Qatar—0.2%
Qatar Government International Bond 5.250%, due 01/20/20 (144A) (b)	$1,250,000	$1,298,438

Russia—0.2%
Russian Federation 5.000%/7.500%, due 03/31/30 (144A) (b) (f)	1,125,650	1,302,940

Sweden—0.8%
Kingdom of Sweden 5.250%, due 03/15/11 (q)	16,545,000	2,398,827
5.500%, due 10/08/12 (q)	14,715,000	2,239,731

		4,638,558

Total Foreign Bonds & Debt Securities (Cost $31,569,462)		34,826,914

Convertible Bonds—4.2%

Capital Markets—0.3%
Affiliated Managers Group, Inc. 3.950%, due 08/15/38	1,679,000	1,666,407

Commercial Banks—0.1%
National City Corp. 4.000%, due 02/01/11	549,000	561,353

Diversified Telecommunication Services—0.2%
GCI, Inc. 7.250%, due 02/15/14	1,090,000	1,096,813

Electrical Equipment—0.4%
General Cable Corp. 4.500%/2.250%, due 11/15/29 (j)	1,430,000	1,374,587
SunPower Corp., Series SPWR 1.250%, due 02/15/27	1,140,000	1,031,700

		2,406,287

Electronic Equipment, Instruments & Components—0.2%
Anixter International, Inc. 1.000%, due 02/15/13 (c)	1,410,000	1,362,413

Energy Equipment & Services—0.4%
Transocean, Ltd.
1.625%, due 12/15/37	607,000	607,759
Series B 1.500%, due 12/15/37	2,276,000	2,233,325

		2,841,084

Health Care Equipment & Supplies—0.3%
Hologic, Inc. 2.000%/0.000%, due 12/15/37 (j)	2,000,000	1,800,000

Health Care Providers & Services—0.3%
Omnicare, Inc. 3.250%, due 12/15/35	1,906,000	1,622,482

Security Description	Par Amount	Value

Machinery—0.0%
Greenbrier Co., Inc. (The) 2.375%, due 05/15/26	$132,000	$101,640

Marine—0.3%
Horizon Lines, Inc. 4.250%, due 08/15/12	1,949,000	1,717,556

Oil, Gas & Consumable Fuels—0.6%
Chesapeake Energy Corp. 2.500%, due 05/15/37	990,000	816,750
Massey Energy Co. 3.250%, due 08/01/15	3,264,000	3,182,400

		3,999,150

Paper & Forest Products—0.1%
Sino-Forest Corp. 5.000%, due 08/01/13(144A) (b)	500,000	606,250

Pharmaceuticals—0.2%
Mylan, Inc. 1.250%, due 03/15/12 (c)	914,000	1,019,110

Semiconductors & Semiconductor Equipment—0.2%
Intel Corp. 3.250%, due 08/01/39(144A) (b) (c)	965,000	1,161,619

Trading Companies & Distributors—0.3%
WESCO International, Inc. 6.000%, due 09/15/29	1,333,000	1,946,180

Wireless Telecommunication Services—0.3%
NII Holdings, Inc. 3.125%, due 06/15/12	2,083,000	1,976,246

Total Convertible Bonds (Cost $20,328,763)		25,884,590

Loan Participation—6.8%

Accuride Corp. 9.750%, due 01/31/12 (a)	750,000	759,844
Activant Solutions, Inc. 2.813%, due 05/02/13 (a)	415,000	395,288
Advanced Disposal Services 6.000%, due 12/23/14 (a)	250,000	253,125
Aeroflex 3.500%, due 08/15/14 (a)	1,146,377	1,090,016
Alliant Holdings I, Inc. 3.290%, due 08/21/14 (a)	244,375	232,767
AmWINS Group, Inc. 2.773%, due 06/11/13 (a)	754,485	704,878
Ardent Health Services, Inc. 6.500%, due 07/19/15 (a)	845,000	837,610
Calpine Corp. 3.165%, due 03/31/14 (a)	1,646,383	1,599,132
Cedar Fair LP 0.010%, due 02/10/16 (a)	570,000	572,049

MIST-179

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Loan Participation—(Continued)

Security Description	Par Amount	Value
Celanese U.S. Holdings LLC 2.001%, due 04/02/14 (a)	$284,818	$279,996
Ceva Group Plc
3.240%, due 11/04/13 (a)	450,514	404,900
3.246%, due 11/04/13 (a)	322,180	289,559
3.290%, due 11/04/13 (a)	190,840	171,517
CF Industries Holdings, Inc. 1.000%, due 11/02/16 (a)	1,575,000	1,575,000
Charter Communications 7.250%, due 03/06/14 (a)	275,100	282,665
Chemtura 6.000%, due 03/22/11 (a)	185,000	186,619
Community Health Systems, Inc. 2.502%, due 07/25/14 (a)	359,353	350,445
Dae Aviation Holding 4.000%, due 07/31/14 (a)	491,085	466,040
Delta Airlines, Inc. 3.501%, due 04/30/14 (a)	657,262	604,448
Dollar Financial Group, Inc. 7.000%, due 10/30/12 (a)	13,827	13,343
Federal Mogul Corp.
2.168%, due 12/27/15 (a)	523,108	485,091
2.176%, due 12/27/15 (a)	266,892	247,496
Flextronics International, Ltd.
2.490%, due 10/01/14 (a)	1,782,174	1,707,180
2.501%, due 10/01/14 (a)	375,974	360,153
Ford Motor Co. 3.260%, due 12/15/13 (a)	839,905	814,561
Freescale Semiconductor, Inc.
1.000%, due 09/01/14 (a)	172,688	174,031
12.500%, due 12/15/14 (a)	333,773	344,480
Fresenius U.S. Finance I, Inc. 1.000%, due 09/01/14 (a)	302,312	304,662
Goodyear Tire & Rubber Co. 2.340%, due 04/30/14 (a)	750,000	718,125
H3C Holdings, Ltd. 3.437%, due 09/28/12 (a)	600,906	576,869
Hanger Orthopedics 1.000%, due 05/25/13 (a)	295,000	290,944
HCA, Inc. 2.540%, due 11/18/13 (a)	356,165	347,810
Hub International Holdings, Inc. 6.750%, due 06/13/14 (a)	1,067,325	1,067,325
Hudson Products Holdings 8.000%, due 08/24/15 (a)	765,313	761,486
Hunter Defense Technologies, Inc. 3.550%, due 08/22/14 (a)	695,000	646,350
Huntsman International, Ltd. 1.000%, due 04/19/14 (a)	247,449	238,131
IMS Health, Inc. 5.250%, due 11/09/16 (a)	260,000	262,308
Ineos U.S. Finance
7.501%, due 12/16/13 (a)	586,472	576,209
10.001%, due 12/14/14 (a)	586,459	579,129
Intelsat Jackson Holdings, Ltd. 3.228%, due 02/01/14 (a)	450,000	419,438
Jarden Corp. 2.790%, due 01/24/12 (a)	247,240	247,571
Kansas City Railway 2.013%, due 04/28/13 (a)	159,774	157,377

Security Description	Par Amount	Value
Keane International
2.550%, due 06/04/13 (a)	$42,571	$40,177
2.510%, due 06/04/13 (a)	553,429	522,298
Knology, Inc. 2.479%, due 04/30/12 (a)	792,085	784,164
L 1 Identity Solutions, Inc. 7.250%, due 07/29/13 (a)	365,837	366,751
New World Gaming Partners 2.756%, due 06/28/14 - 07/16/14 (a)	1,425,864	1,386,061
Niagra 6.818%, due 06/29/14 (a)	437,253	334,498
Novelis, Inc. 2.267%, due 07/06/14 (a)	463,811	450,213
NRG Energy, Inc.
2.001%, due 02/01/13 (a)	51,071	50,159
2.031%, due 02/01/13 (a)	77,432	76,049
Nuance Communications, Inc. 2.250%, due 03/31/13 (a)	250,000	246,718
Oshkosh Truck Corp. 6.260%, due 12/06/13 (a)	385,298	387,554
Pierre Foods, Inc. 7.000%, due 02/17/16 (a)	500,000	503,225
Pilot Travel Centers LLC 1.000%, due 11/24/15 (a)	815,000	823,802
Psychiatric Solution, Inc. 2.093%, due 07/02/12 (a)	259,569	257,622
Rehabcare Group, Inc. 6.000%, due 11/01/15 (a)	260,000	261,950
Revlon Corp. 6.000%, due 08/15/15 (a)	450,000	446,344
Savers, Inc. 5.750%, due 03/10/16 (a)	700,000	704,813
Scitor Corp. 4.500%, due 09/28/14 (a)	298,876	282,438
Sig Euro Holding AG & Co. 2.250%, due 05/11/15 (a) (o)	435,000	593,670
Standard Aero, Ltd. 4.000%, due 07/31/14 (a)	479,207	483,551
Stratos Global Corp. 7.948%, due 02/13/12 (a)	1,161,616	1,144,192
Sun Healthcare Bank
0.190%, due 04/12/14 (a)	120,690	115,761
2.317%, due 04/12/14 (a)	540,197	518,138
SunGuard Data Systems, Inc. 6.750%, due 02/28/14 (a)	296,250	299,213
Synagro Technologies, Inc. 2.230%, due 04/02/14 (a)	244,347	217,623
Telesat Canada 3.250%, due 10/23/14 (a)	1,738,050	1,716,333
Texas Competitive Electric Holdings Co. LLC 3.730%, due 10/10/14 (a)	1,797,581	1,481,063
URS Corp. 2.540%, due 05/01/13 (a)	223,185	223,079
USI Holdings Corp.
3.050%, due 04/30/14 (a)	556,250	510,916
7.000%, due 05/05/14 (a)	254,363	248,639
Warner Chilcott
5.500%, due 10/30/14 (a)	654,407	656,694
5.750%, due 04/30/14 - 04/30/15 (a)	1,236,652	1,241,307

MIST-180

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Loan Participation—(Continued)

Security Description	Par Amount	Value
Wideopenwest Finance LLC
6.759%, due 06/18/14 (a)	$1,490,000	$1,500,244
2.750%, due 06/30/14 (a)	298,492	280,956

Total Loan Participation (Cost $41,103,595)		41,552,182

Common Stocks—0.7%
Security Description	Shares	Value

Airlines—0.0%
Delta Air Lines, Inc.* (c)	2,000	29,180
UAL Corp.* (c)	542	10,596

		39,776

Auto Components—0.3%
Lear Corp.* (c)	21,021	1,668,016

Building Products—0.0%
Ainsworth Lumber Co., Ltd. (144A)* (b)	54,081	133,119
Owens Corning, Inc.* (c)	2,967	75,481

		208,600

Capital Markets—0.2%
Legg Mason, Inc. (c)	39,964	1,145,768

Chemicals—0.2%
Georgia Gulf Corp.*	47,918	886,004
Sterling Chemicals, Inc.*	35	0

		886,004

Commercial & Professional Services—0.0%
Comdisco Holding Co., Inc.*	83	714

Diversified Financial Services—0.0%
Leucadia National Corp.* (c)	26	645

Diversified Telecommunication Services—0.0%
Cincinnati Bell, Inc.* (c)	35	119

Food Products—0.0%
Smithfield Foods, Inc.* (c)	2,165	44,902

Insurance—0.0%
Conseco, Inc.* (c)	5,666	35,243

Media—0.0%
Knology, Inc.* (c)	99	1,331

Textiles, Apparel & Luxury Goods—0.0%
Polymer Group, Inc. - Class A*	136	2,203

Wireless Telecommunication Services—0.0%
American Tower Corp. - Class A* (c)	1,973	84,069

USA Mobility, Inc. (c)	4	51

		84,120

Total Common Stocks (Cost $3,185,125)		4,117,441

Preferred Stocks—1.0%
Security Description	Shares	Value

Diversified Financial Services—0.7%
JPMorgan Chase & Co., Series 1 7.900%, due 04/29/49 (a)	3,793,000	$4,057,387

Internet Software & Services—0.0%
PTV, Inc., Series A 10.000%, due 01/10/23*	1	0

Real Estate Management & Development—0.3%
Forest City Enterprises, Inc., Series A 7.000%, due 03/09/13*	33,370	1,935,460

Total Preferred Stocks (Cost $4,486,504)		5,992,847

Convertible Preferred Stocks—0.6%

Diversified Financial Services—0.5%
Bank of America Corp. 7.250% (c)	2,785	2,715,375

Metals & Mining—0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.750%, due 05/01/10	6,100	707,417

Total Convertible Preferred Stocks (Cost $2,421,155)		3,422,792

Right—0.0%

Chemicals—0.0%
Arco Chemical Co., expires 4/15/10*	999	0

Total Right (Cost $0)		0

Warrants—0.0%

Diversified Telecommunication Services—0.0%
COLO.COM, Inc., expires 3/15/10 (144A)* (b) (d)	220	0

Foreign Government—0.0%
Republic of Venezuela, expires 4/15/20 (144A)* (b)	1,700	47,600

Life Sciences Tools & Services—0.0%
Mediq, Inc., expires 6/1/09*	110	0

Media—0.0%
MDP Acquisitions Plc, expires 10/01/13 (144A)* (b)	42	1,818

Total Warrants (Cost $23,074)		49,418

MIST-181

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Short-Term Investments—4.3%

Security Description	Shares/Par Amount	Value

Mutual Funds—2.9%
State Street Navigator Securities Lending Prime Portfolio (k)	17,709,123	$17,709,123

Repurchase Agreement—1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/10 at 0.000% to be repurchased at $8,972,000 on 04/01/10 collateralized by $9,200,000 U.S. Treasury Note at 1.375% due 02/15/13 with a value of $9,154,000.	$8,972,000	8,972,000

Total Short-Term Investments (Cost $26,681,123)		26,681,123

Total Investments—102.2% (Cost $589,519,340#)		626,826,906
Other assets and liabilities (net)—(2.2)%		(13,578,960)

Net Assets—100.0%		$613,247,946

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $49,549,294 and $12,241,728 respectively, resulting in a net unrealized appreciation of $37,307,566.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2010.
(b)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $17,234,010 and the collateral received consisted of cash in the amount of $17,709,123. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(d)	Security is in default and/or issuer is in bankruptcy.
(e)	Zero coupon bond - Interest rate represents current yield to maturity.
(f)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(h)	Interest only STRIPS security. Par shown reflects the notional amount of the Bond.
(i)	Principal only STRIPS security.
(j)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(k)	Represents investment of collateral received from securities lending transactions.
(l)	Par shown in Australian Dollar. Value is shown in USD.
(m)	Par shown in Canadian Dollar. Value is shown in USD.
(n)	Par shown in Danish Krone. Value is shown in USD.
(o)	Par shown in Euro Currency. Value is shown in USD.
(p)	Par shown in Norwegian Krone. Value is shown in USD.
(q)	Par shown in Swedish Krona. Value is shown in USD.
(r)	Par shown in Turkish Lira. Value is shown in USD.

Credit Composition as of March 31, 2010 (Unaudited)

Portfolio Composition by Credit Quality	Percent of Portfolio
AAA/Government/Government Agency	22.2%
AA	2.5%
A	8.4%
BBB	19.4%
BB	15.0%
B	14.5%
Below B	5.4%
Equities/Others	12.6%

Forward Foreign Currency Exchange Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2010	In Exchange for U.S.$	Net Unrealized Appreciation
4/22/2010	Brown Brothers Harriman & Co.	2,225,000	AUD	$2,036,105	$2,042,995	$6,890
5/5/2010	Brown Brothers Harriman & Co.	6,600,000	EUR	8,926,686	9,073,086	146,400
5/5/2010	Brown Brothers Harriman & Co.	1,500,000	EUR	2,028,792	2,058,450	29,658

						$182,948

AUD—	Australian Dollar
EUR—	Euro Dollar

MIST-182

Met Investors Series Trust

Pioneer Strategic Income Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Municipals	$1,040,125	$5,222,785	$—	$6,262,910
Asset-Backed Securities	—	78,028,064	15	78,028,079
Domestic Bonds & Debt Securities
Aerospace & Defense	—	4,441,640	—	4,441,640
Airlines	—	405,950	—	405,950
Auto Components	43,840	4,050,525	—	4,094,365
Automobiles	—	494,000	—	494,000
Beverages	—	2,578,257	—	2,578,257
Biotechnology	—	10,823	—	10,823
Building Products	—	2,003,591	—	2,003,591
Capital Markets	—	3,213,280	—	3,213,280
Chemicals	—	9,839,035	—	9,839,035
Commercial & Professional Services	—	4,714	—	4,714
Commercial Banks	3,986,128	31,122,528	—	35,108,656
Communications Equipment	—	3,596,573	—	3,596,573
Computers & Peripherals	—	1,728,587	—	1,728,587
Construction & Engineering	—	1,446,657	—	1,446,657
Construction Materials	—	1,580,970	—	1,580,970
Consumer Finance	—	837,554	—	837,554
Containers & Packaging	—	2,460,166	—	2,460,166
Distributors	—	2,063,942	—	2,063,942
Diversified Financial Services	—	27,245,593	—	27,245,593
Diversified Telecommunication Services	—	16,834,859	—	16,834,859
Education	—	1,833,327	—	1,833,327
Electric Utilities	—	10,029,718	—	10,029,718
Electrical Equipment	—	4,558,643	—	4,558,643
Electronic Equipment, Instruments & Components	—	536,611	—	536,611
Energy Equipment & Services	—	8,653,984	—	8,653,984
Entertainment & Leisure	—	530,225	—	530,225
Food Products	—	5,076,752	—	5,076,752
Gas Utilities	—	4,538,638	—	4,538,638
Health Care Equipment & Supplies	—	965,770	—	965,770
Health Care Providers & Services	—	5,261,902	—	5,261,902
Homebuilders	—	3,617,458	—	3,617,458
Hotels, Restaurants & Leisure	—	8,440,003	—	8,440,003
Household Durables	—	3,737,727	—	3,737,727
Household Products	—	1,747,150	—	1,747,150
Independent Power Producers & Energy Traders	—	2,618,229	—	2,618,229
Industrial Conglomerates	—	1,250,576	—	1,250,576
Insurance	—	20,016,678	—	20,016,678
Internet & Catalog Retail	—	3,754,015	—	3,754,015
Internet Software & Services	1,336,400	1,593,900	—	2,930,300
Machinery	—	6,691,873	—	6,691,873
Manufacturing	—	2,011,381	—	2,011,381
Marine	—	255,062	—	255,062
Media	—	3,823,935	—	3,823,935

MIST-183

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Description	Level 1	Level 2	Level 3	Total
Metals & Mining	$—	$18,927,030	$—	$18,927,030
Office Electronics	—	247,474	—	247,474
Oil & Gas Exploration & Production	—	1,670,776	—	1,670,776
Oil, Gas & Consumable Fuels	—	30,891,517	—	30,891,517
Paper & Forest Products	—	2,195,312	—	2,195,312
Real Estate Investment Trusts (REITs)	—	13,211,212	—	13,211,212
Real Estate Management & Development	—	2,252,931	—	2,252,931
Road & Rail	—	1,320,750	—	1,320,750
Semiconductors & Semiconductor Equipment	—	167,316	—	167,316
Software	—	1,746,277	—	1,746,277
Specialty Retail	—	2,438,102	—	2,438,102
Textiles, Apparel & Luxury Goods	—	147,538	—	147,538
Tobacco	—	2,588,250	—	2,588,250
Trading Companies & Distributors	—	1,892,782	—	1,892,782
Transportation	—	3,187,769	—	3,187,769
Utilities	—	4,162,328	—	4,162,328
Wireless Telecommunication Services	—	9,859,518	—	9,859,518
Total Domestic Bonds & Debt Securities	5,366,368	314,409,683	—	319,776,051

U. S. Government & Agency Obligations	—	80,232,559	—	80,232,559
Foreign Bonds & Debt Securities
Australia	—	128,292	—	128,292
Brazil	7,288,831	641,049	—	7,929,880
Canada	—	7,861,855	—	7,861,855
Colombia	—	468,972	—	468,972
France	—	5,625,352	—	5,625,352
Mexico	—	93,660	—	93,660
Netherlands	—	191,012	—	191,012
Norway	—	4,785,242	—	4,785,242
Peru	—	502,713	—	502,713
Qatar	—	1,298,438	—	1,298,438
Russia	—	1,302,940	—	1,302,940
Sweden	—	4,638,558	—	4,638,558
Total Foreign Bonds & Debt Securities	7,288,831	27,538,083	—	34,826,914

Total Convertible Bonds*	—	25,884,590	—	25,884,590

Loan Participation	—	41,552,182	—	41,552,182

Total Common Stocks*	4,117,441	—	—	4,117,441

Preferred Stocks
Finance - Diversified	—	4,057,387	—	4,057,387
Internet Software & Services	—	—	—	—
Real Estate Management & Development	1,935,460	—	—	1,935,460
Total Preferred Stocks	1,935,460	4,057,387	—	5,992,847

Total Convertible Preferred Stocks*	3,422,792	—	—	3,422,792

Total Rights*	—	—	—	—

Total Warrants*	—	49,418	—	49,418

Short-Term Investments
Mutual Funds	17,709,123	—	—	17,709,123
Repurchase Agreement	—	8,972,000	—	8,972,000
Total Short-Term Investments	17,709,123	8,972,000	—	26,681,123

Total Investments	$40,880,140	$585,946,751	$15	$626,826,906

MIST-184

Met Investors Series Trust

Pioneer Strategic Income Portfolio

	Level 1		Level 2		Level 3
	Asset	Liability	Asset	Liability	Asset	Liability	Total
Forward Contracts**	$—	$—	$182,948	$—	$—	$—	$182,948

*	See Portfolio of Investments for additional detail categorizations.
**	Derivative instruments such as forwards, futures and swap contracts are valued based on the unrealized appreciation/depreciation on the instrument.

FAS 157 Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2009	Realized Loss	Change in Unrealized Appreciation	Balance as of March 31, 2010
Asset Backed Securities	$15	$—	$—	$15
Warrants
Media	—	(14,255)	14,255	—

Total	$15	$(14,255)	$14,255	$15

MIST-185

Met Investors Series Trust

RCM Technology Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—97.5% of Net Assets

Security Description	Shares	Value

Auto Components—0.8%
Johnson Controls, Inc.	64,155	$2,116,473

Capital Markets—0.1%
Epistar Corp. Depositary Receipts (GDR) (144A)* (a)	25,740	427,541

Chemicals—0.3%
Monsanto Co.	10,475	748,124

Communications Equipment—16.0%
ADTRAN, Inc. (b)	86,335	2,274,927
Blue Coat Systems, Inc.*	4,380	135,955
Ciena Corp.*	55,875	851,535
Cisco Systems, Inc.*	501,095	13,043,503
F5 Networks, Inc.*	167,495	10,302,618
JDS Uniphase Corp.*	151,000	1,892,030
Juniper Networks, Inc.*	146,695	4,500,603
Polycom, Inc.*	44,245	1,353,012
QUALCOMM, Inc.	3,690	154,943
Riverbed Technology, Inc.* (b)	237,011	6,731,112
Tellabs, Inc.	259,110	1,961,463

		43,201,701

Computers & Peripherals—16.7%
Acer, Inc. (GDR)	1,700	24,895
Apple, Inc.*	88,245	20,731,398
EMC Corp.*	155,020	2,796,561
Hewlett-Packard Co.	382,085	20,307,817
NetApp, Inc.*	34,130	1,111,273

		44,971,944

Electrical Equipment—0.8%
SunPower Corp. - Class B* (b)	87,400	1,463,076
Suntech Power Holdings Co., Ltd. (ADR)* (b)	47,340	663,707

		2,126,783

Electronic Equipment, Instruments & Components—2.1%
Amphenol Corp. - Class A	64,250	2,710,708
Hitachi, Ltd.*	818,000	3,052,108

		5,762,816

Entertainment & Leisure—0.9%
Activision Blizzard, Inc.	206,289	2,487,845

Health Care Technology—1.4%
athenahealth, Inc.* (b)	107,480	3,929,469

Hotels, Restaurants & Leisure—0.8%
Ctrip.com International, Ltd. (ADR)*	54,840	2,149,728

Internet & Catalog Retail—6.6%
Amazon.com, Inc.*	89,550	12,154,621
Netflix, Inc.* (b)	76,475	5,639,267

		17,793,888

Security Description	Shares	Value

Internet Software & Services—10.5%
Akamai Technologies, Inc.* (b)	127,700	$4,011,057
Baidu, Inc. (ADR)*	11,120	6,638,640
eBay, Inc.*	265,605	7,158,055
Equinix, Inc.* (b)	22,010	2,142,453
Google, Inc. - Class A*	12,510	7,093,295
Tencent Holdings, Ltd.	12,500	250,026
Yahoo Japan Corp.	2,766	1,008,614

		28,302,140

IT Services—3.6%
Cognizant Technology Solutions Corp. - Class A*	134,715	6,867,771
Visa, Inc. - Class A	30,420	2,769,132

		9,636,903

Semiconductors & Semiconductor Equipment—8.1%
Aixtron AG*	37,055	1,335,101
Analog Devices, Inc.	224,750	6,477,295
Cree, Inc.*	7,970	559,653
Cypress Semiconductor Corp.* (b)	168,365	1,936,198
Intel Corp.	345,240	7,685,042
ON Semiconductor Corp.*	476,770	3,814,160
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	13,120	137,629

		21,945,078

Software—24.6%
Adobe Systems, Inc.*	138,225	4,889,018
AsiaInfo Holdings Inc.* (b)	15,765	417,457
Informatica Corp.* (b)	73,805	1,982,402
Intuit, Inc.*	117,880	4,047,999
Longtop Financial Technologies, Ltd. (ADR)*	36,700	1,182,107
McAfee, Inc.*	58,420	2,344,395
Microsoft Corp.	851,155	24,913,307
Oracle Corp.	491,850	12,635,627
Salesforce.com, Inc.* (b)	127,260	9,474,507
SuccessFactors, Inc.*	213,105	4,057,519
VMware, Inc. - Class A* (b)	6,315	336,590

		66,280,928

Wireless Telecommunication Services—4.2%
American Tower Corp. - Class A*	143,585	6,118,157
SBA Communications Corp. - Class A* (b)	142,805	5,150,976

		11,269,133

Total Common Stocks (Cost $228,094,983)		263,150,494

MIST-186

Met Investors Series Trust

RCM Technology Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Short-Term Investments—11.1%

Security Description	Shares/Par Amount	Value

Mutual Funds—7.4%
State Street Navigator Securities Lending Prime Portfolio (c)	20,066,686	$20,066,686

Repurchase Agreement—3.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/10 at 0.000% to be repurchased at $9,824,000 on 04/01/10 collateralized by $10,000,000 Federal Home Loan Bank at 2.300% due 09/05/13 with a value of $10,025,000.	$9,824,000	9,824,000

Total Short-Term Investments (Cost $29,890,686)		29,890,686

Total Investments—108.6% (Cost $257,985,669#)		293,041,180
Other assets and liabilities (net)—(8.6)%		(23,320,212)

Net Assets—100.0%		$269,720,968

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $36,595,272 and $1,539,761 respectively, resulting in a net unrealized appreciation of $35,055,511.
(a)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $19,427,263 the collateral received consisted of cash in the amount of $20,066,686. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
GDR—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.

MIST-187

Met Investors Series Trust

RCM Technology Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Auto Components	$2,116,473	$—	$—	$2,116,473
Capital Markets	427,541	—	—	427,541
Chemicals	748,124	—	—	748,124
Communications Equipment	43,201,701	—	—	43,201,701
Computers & Peripherals	44,971,944	—	—	44,971,944
Electrical Equipment	2,126,783	—	—	2,126,783
Electronic Equipment, Instruments & Components	2,710,708	3,052,108	—	5,762,816
Entertainment & Leisure	2,487,845	—	—	2,487,845
Health Care Technology	3,929,469	—	—	3,929,469
Hotels, Restaurants & Leisure	2,149,728	—	—	2,149,728
Internet & Catalog Retail	17,793,888	—	—	17,793,888
Internet Software & Services	27,043,500	1,258,640	—	28,302,140
IT Services	9,636,903	—	—	9,636,903
Semiconductors & Semiconductor Equipment	20,609,977	1,335,101	—	21,945,078
Software	66,280,928	—	—	66,280,928
Wireless Telecommunication Services	11,269,133	—	—	11,269,133
Total Common Stocks	257,504,645	5,645,849	—	263,150,494

Short-Term Investments
Mutual Funds	20,066,686	—	—	20,066,686
Repurchase Agreement	—	9,824,000	—	9,824,000
Total Short-Term Investments	20,066,686	9,824,000	—	29,890,686

Total Investments	$277,571,331	$15,469,849	$—	$293,041,180

MIST-188

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—97.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
Precision Castparts Corp.	88,580	$11,223,972
United Technologies Corp.	120,105	8,840,929

		20,064,901

Air Freight & Logistics—1.3%
Expeditors International of Washington, Inc.	87,260	3,221,639
FedEx Corp.	105,890	9,890,126

		13,111,765

Auto Components—0.9%
Autoliv, Inc. (a)	170,270	8,774,013

Beverages—2.0%
PepsiCo, Inc.	300,745	19,897,289

Biotechnology—3.9%
Amgen, Inc.*	156,330	9,342,281
Celgene Corp.* (a)	194,100	12,026,436
Cephalon, Inc.* (a)	89,785	6,085,627
Gilead Sciences, Inc.*	245,470	11,163,976

		38,618,320

Capital Markets—4.7%
Ameriprise Financial, Inc.	238,730	10,828,793
Franklin Resources, Inc.	123,680	13,716,112
Goldman Sachs Group, Inc. (The)	22,960	3,917,665
Morgan Stanley	133,655	3,914,755
State Street Corp.	314,680	14,204,655

		46,581,980

Chemicals—1.9%
Albemarle Corp.	230,170	9,812,147
Praxair, Inc.	108,065	8,969,395

		18,781,542

Commercial & Professional Services—0.7%
Iron Mountain, Inc. (a)	264,330	7,242,642

Commercial Banks—1.4%
PNC Financial Services Group, Inc.	123,780	7,389,666
U.S. Bancorp	242,910	6,286,511

		13,676,177

Communications Equipment—3.8%
Cisco Systems, Inc.*	862,260	22,444,628
Juniper Networks, Inc.* (a)	178,270	5,469,323
QUALCOMM, Inc.	231,730	9,730,343

		37,644,294

Computers & Peripherals—4.9%
Apple, Inc.*	137,335	32,264,112
EMC Corp.*	917,885	16,558,645

		48,822,757

Consumer Finance—1.2%
American Express Co.	291,550	12,029,353

Security Description	Shares	Value

Diversified Consumer Services—0.9%
DeVry, Inc.	135,370	$8,826,124

Diversified Financial Services—3.7%
Bank of America Corp.	353,200	6,304,620
IntercontinentalExchange, Inc.*	53,110	5,957,880
JPMorgan Chase & Co.	560,385	25,077,229

		37,339,729

Electrical Equipment—2.0%
ABB, Ltd. (ADR)	334,735	7,310,612
Emerson Electric Co.	244,610	12,313,668

		19,624,280

Electronic Equipment, Instruments & Components—0.4%
Trimble Navigation, Ltd.* (a)	136,160	3,910,515

Energy Equipment & Services—2.1%
Cameron International Corp.*	224,440	9,619,498
Halliburton Co.	374,030	11,269,524

		20,889,022

Food & Staples Retailing—0.8%
Wal-Mart Stores, Inc.	139,375	7,749,250

Food Products—2.4%
General Mills, Inc.	167,530	11,859,449
J.M. Smucker Co. (The)	205,250	12,368,365

		24,227,814

Health Care Equipment & Supplies—1.4%
Baxter International, Inc.	141,515	8,236,173
St. Jude Medical, Inc.*	153,210	6,289,271

		14,525,444

Health Care Providers & Services—2.4%
Express Scripts, Inc.*	91,645	9,325,796
McKesson Corp.	92,260	6,063,327
UnitedHealth Group, Inc.	258,630	8,449,442

		23,838,565

Hotels, Restaurants & Leisure—2.5%
Carnival Corp.	255,440	9,931,507
Marriott International, Inc. - Class A	233,320	7,354,246
McDonald’s Corp.	116,030	7,741,522

		25,027,275

Household Durables—0.5%
Whirlpool Corp. (a)	57,420	5,009,895

Household Products—1.0%
Colgate-Palmolive Co.	114,350	9,749,481

Independent Power Producers & Energy Traders—1.4%
AES Corp. (The)*	1,250,500	13,755,500

MIST-189

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—2.3%
3M Co.	165,520	$13,832,506
General Electric Co.	479,030	8,718,346

		22,550,852

Insurance—0.8%
Lincoln National Corp.	252,140	7,740,698

Internet Software & Services—2.4%
eBay, Inc.*	232,340	6,261,563
Google, Inc. - Class A*	31,725	17,988,392

		24,249,955

IT Services—2.1%
Visa, Inc. - Class A	155,544	14,159,170
Western Union Co.	428,010	7,259,050

		21,418,220

Life Sciences Tools & Services—1.1%
Covance, Inc.* (a)	91,950	5,644,810
Qiagen N.V.* (a)	250,220	5,752,558

		11,397,368

Machinery—3.6%
Bucyrus International, Inc.	127,510	8,414,385
Cummins, Inc.	215,520	13,351,464
Deere & Co.	242,570	14,423,212

		36,189,061

Media—2.3%
DIRECTV - Class A*	143,505	4,851,904
Time Warner, Inc.	204,790	6,403,783
Walt Disney Co. (The)	339,640	11,856,833

		23,112,520

Metals & Mining—3.0%
Freeport-McMoRan Copper & Gold, Inc.	200,250	16,728,885
Walter Energy, Inc. (a)	142,870	13,182,615

		29,911,500

Multi-Utilities—0.2%
Wisconsin Energy Corp.	49,990	2,470,006

Multiline Retail—1.9%
Kohl’s Corp.*	173,790	9,520,216
Target Corp.	183,400	9,646,840

		19,167,056

Oil, Gas & Consumable Fuels—6.3%
Chevron Corp.	391,085	29,655,975
Devon Energy Corp.	176,955	11,401,211
Total S.A. (ADR)	261,045	15,145,831
Whiting Petroleum Corp.*	77,260	6,245,698

		62,448,715

Security Description	Shares	Value

Personal Products—1.7%
Avon Products, Inc.	209,875	$7,108,466
Estee Lauder Cos., Inc. (The) - Class A	153,040	9,927,705

		17,036,171

Pharmaceuticals—5.2%
Abbott Laboratories	355,730	18,739,856
Allergan, Inc.	84,185	5,498,964
Merck & Co., Inc.	306,150	11,434,702
Shire Plc (ADR)	117,160	7,727,874
Teva Pharmaceutical Industries, Ltd. (ADR)	135,295	8,534,409

		51,935,805

Road & Rail—0.8%
CSX Corp.	153,760	7,826,384

Semiconductors & Semiconductor Equipment—2.7%
Broadcom Corp. - Class A	235,535	7,815,051
Intel Corp.	582,240	12,960,662
NVIDIA Corp.*	331,570	5,762,687

		26,538,400

Software—3.7%
Check Point Software Technologies, Ltd.* (a)	219,690	7,702,331
Microsoft Corp.	587,275	17,189,539
Oracle Corp.	461,485	11,855,550

		36,747,420

Specialty Retail—3.0%
Limited Brands, Inc. (a)	424,970	10,462,762
Lowe’s Cos., Inc.	445,295	10,793,951
Tiffany & Co.	174,170	8,271,333

		29,528,046

Textiles, Apparel & Luxury Goods—1.1%
Coach, Inc.	150,420	5,944,598
NIKE, Inc. - Class B	72,005	5,292,368

		11,236,966

Thrifts & Mortgage Finance—0.6%
New York Community Bancorp, Inc. (a)	385,130	6,370,050

Tobacco—1.0%
Philip Morris International, Inc.	196,490	10,248,918

Wireless Telecommunication Services—1.4%
American Tower Corp. - Class A*	338,970	14,443,512

Total Common Stocks (Cost $834,169,011)		972,285,550

MIST-190

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Short-Term Investments—9.3%

Security Description	Shares/Par Amount	Value

Mutual Funds—6.6%
State Street Navigator Securities Lending Prime Portfolio 0.000% (b)	66,476,206	$66,476,206

Repurchase Agreement—2.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/10 at 0.000% to be repurchased at $26,695,000 on 04/01/10 collateralized by $26,695,000 Federal Home Loan Mortgage Corp. at 4.200% due 12/10/15 with a value of $27,228,900.	$26,695,000	26,695,000

Total Short-Term Investments (Cost $93,171,206)		93,171,206

Total Investments—106.7% (Cost $927,340,217#)		1,065,456,756
Other assets and liabilities (net)—(6.7)%		(67,111,846)

Net Assets—100.0%		$998,344,910

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $141,785,920 and $3,669,381 respectively, resulting in a net unrealized appreciation of $138,116,539.
(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $66,693,810 and the collateral received consisted of cash in the amount of $66,476,206 and non-cash collateral with a value of $2,230,891. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-191

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$972,285,550	$—	$—	$972,285,550

Short-Term Investments
Mutual Funds	66,476,206	—	—	66,476,206
Repurchase Agreement	—	26,695,000	—	26,695,000
Total Short-Term Investments	—	93,171,206	—	93,171,206

Total Investments	$972,285,550	$93,171,206	$—	$1,065,456,756

*	See Portfolio of Investment for additional detailed categorizations.

MIST-192

Met Investors Series Trust

SSgA Growth ETF Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Investment Company Securities—97.9% of Net Assets

Security Description	Shares/Par Amount	Value
iShares Barclays 1-3 Year Credit Bond Fund	122,100	$12,770,439
iShares iBoxx $ Investment Grade Corporate Bond Fund	59,800	6,322,654
iShares Lehman Treasury Inflation Protected Securities Fund	67,600	7,024,316
iShares MSCI Canada Index Fund	345,900	9,647,151
iShares MSCI EAFE Index Fund	1,731,800	96,980,800
iShares S&P 500 Index Fund	286,400	33,606,176
iShares S&P SmallCap 600 Index Fund	239,500	14,235,880
Midcap SPDR Trust Series 1	105,000	15,031,800
SPDR DJ Wilshire International Real Estate ETF (a)	127,500	4,485,450
SPDR Gold Trust*	134,800	14,686,460
SPDR Lehman High Yield Bond ETF	595,100	23,679,029
SPDR S&P Dividend ETF	194,800	9,605,588
SPDR S&P International Small Cap ETF	720,400	19,263,496
SPDR Trust Series 1 (a)	1,260,200	147,430,798
Vanguard Emerging Markets ETF	927,200	39,109,296
Vanguard REIT ETF	103,700	5,062,634
Vanguard Total Bond Market ETF	149,600	11,848,320

Total Investment Company Securities (Cost $424,947,248)		470,790,287

Short-Term Investments—2.2%

Mutual Funds—2.2%
Aim Prime Fund 1.000%, due 12/31/30	$9,518,409	9,518,409
State Street Navigator Securities Lending Prime Portfolio 0.000% (b)	1,207,189	1,207,189

Total Short-Term Investments (Cost $10,725,598)		10,725,598

Total Investments—100.1% (Cost $435,672,846#)		481,515,885
Other assets and liabilities (net)—(0.1)%		(368,603)

Net Assets—100.0%		$481,147,282

*	Non-income producing security
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $48,619,394 and $2,776,355 respectively, resulting in a net unrealized appreciation of 45,843,039.
(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $1,179,465 and the collateral received consisted of cash in the amount of $1,207,189. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

MIST-193

Met Investors Series Trust

SSgA Growth ETF Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Investment Company Securities	$470,790,287	$—	$—	$470,790,287

Short-Term Investments
Mutual Funds	1,207,189	9,518,409	—	10,725,598
Total Short-Term Investments	1,207,189	9,518,409	—	10,725,598

Total Investments	$471,997,476	$9,518,409	$—	$481,515,885

MIST-194

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Investment Company Securities—97.5% of Net Assets

Security Description	Shares/Par Amount	Value
iShares Barclays 1-3 Year Credit Bond Fund	256,200	$26,795,958
iShares iBoxx $ Investment Grade Corporate Bond Fund	116,000	12,264,680
iShares Lehman Treasury Inflation Protected Securities Fund	332,400	34,539,684
iShares MSCI Canada Index Fund	349,400	9,744,766
iShares MSCI EAFE Index Fund	2,446,200	136,987,200
iShares S&P 500 Index Fund	230,700	27,070,338
iShares S&P SmallCap 600 Index Fund	158,000	9,391,520
Midcap SPDR Trust Series 1	16,600	2,376,456
SPDR DJ Wilshire International Real Estate ETF (a)	274,500	9,656,910
SPDR Gold Trust	269,300	29,340,235
SPDR Lehman High Yield Bond ETF	2,459,010	97,844,008
SPDR S&P Dividend ETF	394,700	19,462,657
SPDR S&P International Small Cap ETF (a)	1,081,200	28,911,288
SPDR Trust Series 1 (a)	2,510,000	293,644,900
Vanguard Emerging Markets ETF	1,408,500	59,410,530
Vanguard REIT ETF	199,900	9,759,118
Vanguard Total Bond Market ETF	1,922,800	152,285,760

Total Investment Company Securities (Cost $887,657,287)		959,486,008

Short-Term Investments—3.8%

Mutual Funds—3.8%
Aim Prime Fund 1.000%, due 12/31/30	$32,678,627	32,678,627
State Street Navigator Securities Lending Prime Portfolio 0.000% (b)	5,059,299	5,059,299

Total Short-Term Investments (Cost $37,737,926)		37,737,926

Total Investments—101.3% (Cost $925,395,213#)		997,223,934
Other assets and liabilities (net)—(1.3)%		(12,694,513)

Net Assets—100.0%		$984,529,421

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $74,275,158 and $2,446,437 respectively, resulting in a net unrealized appreciation of $71,828,721.
(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $4,912,057 and the collateral received consisted of cash in the amount of $5,059,299. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

MIST-195

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Investment Company Securities	$959,486,008	$—	$—	$959,486,008
Short-Term Investments
Mutual Funds	5,059,299	32,678,627	—	37,737,926
Total Short-Term Investments	5,059,299	32,678,627	—	37,737,926

Total Investments	$964,545,307	$32,678,627	$—	$997,223,934

MIST-196

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—95.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.2%
Alliant Techsystems, Inc.* (a)	62,000	$5,040,600
Goodrich Corp.	110,000	7,757,200
Rockwell Collins, Inc.	228,000	14,270,520

		27,068,320

Air Freight & Logistics—0.4%
UTI Worldwide, Inc.	357,000	5,469,240

Airlines—0.3%
Southwest Airlines Co.	293,000	3,873,460

Biotechnology—4.4%
Alexion Pharmaceuticals, Inc.*	95,000	5,165,150
BioMarin Pharmaceutical, Inc.* (a)	191,000	4,463,670
Cephalon, Inc.* (a)	221,000	14,979,380
Human Genome Sciences, Inc.*	367,000	11,083,400
OSI Pharmaceuticals, Inc.* (a)	73,000	4,347,150
Regeneron Pharmaceuticals, Inc.*	145,000	3,841,050
Theravance, Inc.* (a)	176,000	2,344,320
Vertex Pharmaceuticals, Inc.* (a)	220,000	8,991,400

		55,215,520

Capital Markets—2.6%
E*TRADE Financial Corp.*	988,000	1,630,200
Eaton Vance Corp.	300,000	10,062,000
Janus Capital Group, Inc.	468,000	6,687,720
Raymond James Financial, Inc. (a)	197,000	5,267,780
TD Ameritrade Holding Corp.*	445,000	8,481,700

		32,129,400

Commercial & Professional Services—0.3%
Stericycle, Inc.* (a)	60,000	3,270,000

Commercial Banks—3.4%
Fifth Third Bancorp	594,000	8,072,460
KeyCorp	1,002,000	7,765,500
M&T Bank Corp. (a)	78,000	6,191,640
Marshall & Ilsley Corp.	984,000	7,921,200
SunTrust Banks, Inc.	220,000	5,893,800
TCF Financial Corp. (a)	439,000	6,997,660

		42,842,260

Communications Equipment—2.7%
JDS Uniphase Corp.*	1,246,000	15,612,380
Juniper Networks, Inc.*	586,000	17,978,480

		33,590,860

Construction & Engineering—1.2%
Foster Wheeler AG*	190,000	5,156,600
Quanta Services, Inc.*	493,000	9,445,880

		14,602,480

Diversified Consumer Services—0.2%
Education Management Corp.* (a)	111,000	2,430,900

Security Description	Shares	Value

Diversified Financial Services—2.0%
Interactive Brokers Group, Inc. - Class A* (a)	266,000	$4,295,900
IntercontinentalExchange, Inc.*	78,000	8,750,040
MSCI, Inc. - Class A*	345,000	12,454,500

		25,500,440

Electrical Equipment—3.1%
A123 Systems, Inc.* (a)	84,000	1,154,160
AMETEK, Inc.	423,000	17,537,580
First Solar, Inc.* (a)	17,000	2,085,050
Roper Industries, Inc.	255,000	14,749,200
SunPower Corp. - Class B*	188,000	3,147,120

		38,673,110

Electronic Equipment, Instruments & Components—2.4%
Dolby Laboratories, Inc. - Class A*	234,000	13,728,780
FLIR Systems, Inc.*	295,000	8,319,000
Trimble Navigation, Ltd.* (a)	298,000	8,558,560

		30,606,340

Energy Equipment & Services—2.4%
Cameron International Corp.*	147,000	6,300,420
FMC Technologies, Inc.*	223,000	14,412,490
Smith International, Inc.	146,000	6,251,720
Trican Well Service, Ltd.	229,000	2,962,694

		29,927,324

Food & Staples Retailing—2.2%
Shoppers Drug Mart Corp.	286,000	12,290,100
Whole Foods Market, Inc.*	403,000	14,568,450

		26,858,550

Health Care Equipment & Supplies—4.5%
C.R. Bard, Inc.	137,000	11,866,940
CareFusion Corp.*	476,000	12,580,680
DENTSPLY International, Inc.	239,000	8,329,150
Edwards Lifesciences Corp.*	147,000	14,535,360
IDEXX Laboratories, Inc.* (a)	66,000	3,798,300
Intuitive Surgical, Inc.*	15,000	5,221,950

		56,332,380

Health Care Providers & Services—1.5%
Henry Schein, Inc.* (a)	223,000	13,134,700
Humana, Inc.*	111,000	5,191,470

		18,326,170

Health Care Technology—0.3%
Cerner Corp.*	45,000	3,827,700

Hotels, Restaurants & Leisure—5.5%
Chipotle Mexican Grill, Inc.*	140,000	15,773,800
Choice Hotels International, Inc. (a)	163,000	5,674,030
Gaylord Entertainment Co.* (a)	210,000	6,150,900
Marriott International, Inc. - Class A (a)	582,000	18,344,640
Panera Bread Co. - Class A* (a)	60,000	4,589,400
Starbucks Corp.*	225,000	5,460,750
Tim Hortons, Inc. (a)	166,000	5,409,940

MIST-197

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Wynn Resorts, Ltd.	101,000	$7,658,830

		69,062,290

Independent Power Producers & Energy Traders—1.0%
Calpine Corp.*	1,100,000	13,079,000

Industrial Conglomerates—2.0%
McDermott International, Inc.*	715,000	19,247,800
Textron, Inc. (a)	271,000	5,753,330

		25,001,130

Insurance—2.1%
Aon Corp.	256,000	10,933,760
Principal Financial Group, Inc.	285,000	8,324,850
W.R. Berkley Corp.	289,000	7,540,010

		26,798,620

Internet & Catalog Retail—1.4%
Expedia, Inc.	713,000	17,796,480

Internet Software & Services—1.1%
Akamai Technologies, Inc.* (a)	236,000	7,412,760
VeriSign, Inc.*	263,000	6,840,630

		14,253,390

IT Services—3.3%
Fiserv, Inc.*	220,000	11,167,200
Global Payments, Inc.	344,000	15,669,200
Western Union Co.	821,000	13,924,160

		40,760,560

Life Sciences Tools & Services—3.9%
Covance, Inc.* (a)	171,000	10,497,690
Illumina, Inc.* (a)	238,000	9,258,200
Millipore Corp.*	66,000	6,969,600
Qiagen N.V.* (a)	450,000	10,345,500
Waters Corp.*	169,000	11,414,260

		48,485,250

Machinery—2.9%
Danaher Corp.	75,000	5,993,250
Gardner Denver, Inc.	175,000	7,707,000
Harsco Corp.	181,000	5,781,140
IDEX Corp.	324,000	10,724,400
WABCO Holdings, Inc.*	221,000	6,612,320

		36,818,110

Media—3.7%
Cablevision Systems Corp. - Class A	389,000	9,390,460
Discovery Communications, Inc. - Class A* (a)	223,000	7,535,170
Discovery Communications, Inc. - Class C*	255,000	7,499,550
Lamar Advertising Co. - Class A*	416,000	14,289,600
Liberty Media-Starz - Series A*	103,000	5,632,040
Madison Square Garden, Inc. - Class A*	98,000	2,129,540

		46,476,360

Security Description	Shares	Value

Metals & Mining—1.6%
Agnico-Eagle Mines, Ltd.	252,000	$14,028,840
Franco-Nevada Corp.	238,000	6,385,566

		20,414,406

Multiline Retail—0.5%
Dollar General Corp.*	223,000	5,630,750

Oil, Gas & Consumable Fuels—5.1%
Atlas Energy, Inc.* (a)	187,000	5,819,440
CNX Gas Corp.*	297,000	11,300,850
CONSOL Energy, Inc.	337,000	14,376,420
Murphy Oil Corp.	109,000	6,124,710
Peabody Energy Corp. (a)	147,000	6,717,900
Range Resources Corp. (a)	216,000	10,123,920
Ultra Petroleum Corp.* (a)	213,000	9,932,190

		64,395,430

Pharmaceuticals—2.1%
Elan Corp. Plc (ADR)*	523,000	3,964,340
Perrigo Co. (a)	198,000	11,626,560
Valeant Pharmaceuticals International*	242,000	10,384,220

		25,975,120

Professional Services—2.9%
IHS, Inc. - Class A*	212,000	11,335,640
Manpower, Inc.	158,000	9,024,960
Robert Half International, Inc. (a)	423,000	12,871,890
Verisk Analytics, Inc. - Class A*	100,000	2,820,000

		36,052,490

Real Estate Management & Development—0.3%
St. Joe Co. (The)* (a)	102,000	3,299,700

Road & Rail—0.7%
Hertz Global Holdings, Inc.* (a)	898,000	8,971,020

Semiconductors & Semiconductor Equipment—7.0%
Altera Corp.	519,000	12,616,890
Cree, Inc.* (a)	131,000	9,198,820
Intersil Corp. - Class A	403,000	5,948,280
Marvell Technology Group, Ltd.*	445,000	9,069,100
MEMC Electronic Materials, Inc.* (a)	513,000	7,864,290
Microchip Technology, Inc. (a)	349,000	9,827,840
National Semiconductor Corp.	419,000	6,054,550
PMC-Sierra, Inc.*	488,000	4,352,960
Silicon Laboratories, Inc.* (a)	83,000	3,956,610
Varian Semiconductor Equipment Associates, Inc.*	220,000	7,286,400
Xilinx, Inc. (a)	441,000	11,245,500

		87,421,240

Software—6.0%
Autodesk, Inc.*	150,000	4,413,000
Electronic Arts, Inc.*	482,000	8,994,120
FactSet Research Systems, Inc.	149,000	10,932,130
McAfee, Inc.*	275,000	11,035,750
MICROS Systems, Inc.*	253,000	8,318,640

MIST-198

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Nuance Communications, Inc.* (a)	403,000	$6,705,920
Red Hat, Inc.*	402,000	11,766,540
Rovi Corp.*	256,000	9,505,280
Salesforce.com, Inc.* (a)	44,000	3,275,800

		74,947,180

Specialty Retail—2.8%
Bed Bath & Beyond, Inc.*	257,000	11,246,320
CarMax, Inc.*	543,000	13,640,160
O’ Reilly Automotive, Inc.* (a)	232,000	9,676,720

		34,563,200

Textiles, Apparel & Luxury Goods —0.7%
Coach, Inc.	228,000	9,010,560

Trading Companies & Distributors —1.6%
Fastenal Co. (a)	284,000	13,629,160
MSC Industrial Direct Co., Inc. - Class A	131,000	6,644,320

		20,273,480

Wireless Telecommunication Services —1.3%
American Tower Corp. - Class A*	293,000	12,484,730
Leap Wireless International, Inc.* (a)	220,000	3,599,200

		16,083,930

Total Common Stocks (Cost $961,887,551)		1,196,114,150

Short-Term Investments—14.4%
Security Description	Shares/Par Amount	Value

Mutual Funds—14.4%
State Street Navigator Securities Lending Prime Portfolio (b)	$121,918,601	$121,918,601
T. Rowe Price Government Reserve Investment Fund**	58,610,736	58,610,736

Total Short-Term Investments (Cost $180,529,337)		180,529,337

Total Investments—110.0% (Cost $1,142,416,888#)		1,376,643,487
Other assets and liabilities (net)—(10.0)%		(125,350,749)

Net Assets—100.0%		$1,251,292,738

*	Non-income producing security.
**	Affiliated issuer. See below.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $262,630,532 and $28,403,933 respectively, resulting in a net unrealized appreciation of $234,226,599.
(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $120,649,831 and the collateral received consisted of cash in the amount of $121,918,601 and non-cash collateral with a value of $2,391,000. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Affiliated Issuers
Security Description	Number of shares held at December 31, 2009	Shares purchased during the period	Shares sold during the period	Number of shares held at March 31, 2010	Realized gain/loss on shares sold	Income earned from affiliates during the period
T. Rowe Price Government Reserve Investment Fund	62,286,156	34,303,599	(37,979,019)	58,610,736	$—	$24,241

MIST-199

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,196,114,150	$—	$—	$1,196,114,150

Short-Term Investments
Mutual Funds	121,918,601	58,610,736	—	180,529,337
Total Short-Term Investments	121,918,601	58,610,736	—	180,529,337

Total Investments	$1,318,032,751	$58,610,736	$—	$1,376,643,487

*	See Portfolio of Investments for additional detailed categorizations

MIST-200

Met Investors Series Trust

Met/Templeton Growth Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—94.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.7%
BAE Systems Plc	215,820	$1,218,959
Empresa Brasileira de Aeronautica S.A. (ADR) (a)	21,250	509,150

		1,728,109

Air Freight & Logistics—2.9%
Deutsche Post AG	97,440	1,689,731
FedEx Corp.	27,410	2,560,094
United Parcel Service, Inc. - Class B	52,100	3,355,761

		7,605,586

Auto Components—0.6%
Compagnie Generale des Etablissements Michelin - Class B	20,590	1,517,145

Automobiles—2.5%
Bayerische Motoren Werke (BMW) AG	35,690	1,647,195
Hyundai Motor Co.	30,423	3,103,007
Toyota Motor Corp.	45,800	1,843,278

		6,593,480

Biotechnology—2.8%
Amgen, Inc.*	103,250	6,170,220
Biogen Idec, Inc.*	20,901	1,198,881

		7,369,101

Capital Markets—0.7%
Bank of New York Mellon Corp.	40,670	1,255,890
UBS AG*	39,420	640,897

		1,896,787

Commercial & Professional Services—0.7%
Brambles, Ltd.	183,306	1,235,116
Rentokil Initial Plc*	314,470	622,784

		1,857,900

Commercial Banks—4.0%
DBS Group Holdings, Ltd.	199,500	2,036,429
HSBC Holdings Plc	192,000	1,951,631
ICICI Bank, Ltd. (ADR)	45,550	1,944,985
Intesa Sanpaolo*	415,350	1,547,660
KB Financial Group, Inc.	31,246	1,506,264
UniCredito Italiano S.p.A.*	479,965	1,418,592

		10,405,561

Communications Equipment—1.8%
Cisco Systems, Inc.*	131,910	3,433,617
Telefonaktiebolaget LM Ericsson (a)	136,221	1,429,227

		4,862,844

Computers & Peripherals—1.3%
Dell, Inc.*	94,320	1,415,743
Lite-On Technology Corp.	844,858	1,120,491
Seagate Technology*	48,780	890,723

		3,426,957

Security Description	Shares	Value

Construction Materials—0.7%
CRH Plc	68,828	$1,719,923

Consumer Finance—0.7%
American Express Co.	47,850	1,974,291

Diversified Financial Services—1.4%
Bank of America Corp.	300	5,355
ING Groep N.V.*	240,104	2,397,310
JPMorgan Chase & Co.	31,480	1,408,730

		3,811,395

Diversified Telecommunication Services—4.7%
AT&T, Inc.	36,730	949,103
China Telecom Corp., Ltd. (ADR) (a)	26,070	1,277,169
France Telecom S.A.	121,060	2,903,263
Singapore Telecommunications, Ltd.	1,321,000	3,000,587
Telefonica S.A.	87,122	2,064,503
Telekom Austria AG	55,330	774,917
Telenor ASA*	101,840	1,381,245

		12,350,787

Electrical Equipment—0.5%
Alstom S.A.	12,190	762,130
Shanghai Electric Group Co., Ltd.	1,002,000	486,863

		1,248,993

Electronic Equipment, Instruments & Components—1.7%
Flextronics International, Ltd.*	196,930	1,543,931
FUJIFILM Holdings Corp.	32,800	1,131,405
Tyco Electronics, Ltd.	66,130	1,817,253

		4,492,589

Energy Equipment & Services—1.6%
Baker Hughes, Inc. (a)	20,280	949,915
Halliburton Co.	79,390	2,392,021
SBM Offshore N.V.	46,186	926,258

		4,268,194

Food & Staples Retailing—1.3%
CVS Caremark Corp.	53,128	1,942,359
Tesco Plc	208,230	1,377,457

		3,319,816

Food Products—1.0%
Nestle S.A.	50,500	2,587,324
Premier Foods Plc*	224,610	108,364

		2,695,688

Health Care Equipment & Supplies—2.4%
Boston Scientific Corp.*	101,480	732,686
Covidien Plc	79,330	3,988,712
Medtronic, Inc.	35,330	1,590,910

		6,312,308

Health Care Providers & Services—0.6%
Quest Diagnostics, Inc.	29,430	1,715,475

MIST-201

Met Investors Series Trust

Met/Templeton Growth Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—0.7%
Accor S.A.	22,260	$1,231,625
Compass Group Plc	60,780	485,718

		1,717,343

Household Durables—0.3%
Persimmon Plc*	96,050	679,659

Industrial Conglomerates—4.0%
General Electric Co.	145,420	2,646,644
Koninklijke (Royal) Philips Electronics N.V. (a)	39,460	1,268,595
Siemens AG	32,750	3,285,615
Tyco International, Ltd.	86,040	3,291,030

		10,491,884

Insurance—5.0%
ACE, Ltd.	29,030	1,518,269
Aviva Plc	436,220	2,549,843
AXA S.A.	69,640	1,549,456
Muenchener Rueckversicherungs-Gesellschaft AG	12,230	1,987,852
Progressive Corp. (The)	115,960	2,213,676
RenaissanceRe Holdings, Ltd.	25,050	1,421,838
Standard Life Plc	76,260	231,605
Swiss Re.	28,150	1,386,325
Torchmark Corp.	4,320	231,163

		13,090,027

Internet & Catalog Retail—0.5%
Expedia, Inc.	48,350	1,206,816

IT Services—2.7%
Accenture Plc - Class A	147,620	6,192,659
Cap Gemini S.A.	16,440	811,679

		7,004,338

Life Sciences Tools & Services—0.6%
Lonza Group AG	18,340	1,499,070

Machinery—0.2%
GEA Group AG	19,890	461,808

Media—9.0%
British Sky Broadcasting Group Plc	66,290	607,496
Comcast Corp. - Special Class A	227,950	4,096,261
News Corp. - Class A	311,220	4,484,680
Pearson Plc	170,820	2,685,714
Reed Elsevier N.V.	93,360	1,137,428
Time Warner Cable, Inc.	42,506	2,265,995
Time Warner, Inc.	28,936	904,829
Viacom, Inc. - Class B*	39,250	1,349,415
Vivendi	132,340	3,550,824
Walt Disney Co. (The)	69,180	2,415,074

		23,497,716

Metals & Mining—1.2%
Alcoa, Inc.	81,760	1,164,262
POSCO	1,314	614,598
Vale S.A. (ADR)	51,900	1,440,744

		3,219,604

Security Description	Shares	Value

Multiline Retail—0.5%
Target Corp.	27,210	$1,431,246

Office Electronics—0.4%
Konica Minolta Holdings, Inc.	97,000	1,133,610

Oil, Gas & Consumable Fuels—7.2%
BG Group Plc	76,330	1,319,259
BP Plc	272,950	2,586,117
Chevron Corp.	19,400	1,471,102
Eni S.p.A.	97,334	2,288,939
Gazprom (ADR)	40,700	955,229
Petroleo Brasileiro S.A. (ADR)	36,200	1,433,158
Repsol YPF S.A.	20,168	478,348
Royal Dutch Shell Plc	106,570	2,940,597
StatoilHydro ASA	53,710	1,249,169
Talisman Energy, Inc.	11,500	196,677
Total S.A.	70,410	4,094,710

		19,013,305

Paper & Forest Products—0.4%
Svenska Cellulosa AB	76,020	1,075,038

Pharmaceuticals—10.2%
Abbott Laboratories	21,220	1,117,870
Bristol-Myers Squibb Co.	55,380	1,478,646
GlaxoSmithKline Plc	203,540	3,907,848
Merck & Co., Inc.	88,220	3,295,017
Merck KGaA	15,280	1,239,354
Novartis AG	51,810	2,804,112
Pfizer, Inc.	254,490	4,364,503
Roche Holdings AG	20,400	3,315,183
Sanofi-Aventis	68,840	5,146,574

		26,669,107

Professional Services—1.3%
Adecco S.A.	24,890	1,416,101
Hays Plc	98,008	161,587
Randstad Holding N.V.*	36,410	1,734,856

		3,312,544

Real Estate Management & Development—1.0%
Cheung Kong Holdings, Ltd.	94,000	1,208,925
Swire Pacific, Ltd.	128,500	1,549,075

		2,758,000

Semiconductors & Semiconductor Equipment—2.5%
Samsung Electronics Co., Ltd.	5,472	3,957,772
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	247,919	2,600,670

		6,558,442

Software—6.5%
Check Point Software Technologies, Ltd.*	28,660	1,004,820
Microsoft Corp.	203,210	5,947,957
Nintendo Co., Ltd.	3,338	1,115,728
Oracle Corp.	238,170	6,118,587
SAP AG	59,210	2,872,620

		17,059,712

MIST-202

Met Investors Series Trust

Met/Templeton Growth Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—2.8%
Chico’s FAS, Inc.	90,910	$1,310,922
Home Depot, Inc. (The)	42,870	1,386,844
Industria de Diseno Textil S.A.	25,453	1,678,141
Kingfisher Plc	586,440	1,910,543
USS Co., Ltd.	15,990	1,084,501

		7,370,951

Trading Companies & Distributors—0.7%
Wolseley Plc*	77,436	1,873,682

Wireless Telecommunication Services—2.4%
Sprint Nextel Corp.*	294,350	1,118,530
Turkcell Iletisim Hizmetleri A.S. (ADR)	71,480	1,076,489
Vodafone Group Plc	1,812,690	4,196,293

		6,391,312

Total Common Stocks (Cost $208,917,909)		248,688,143

Short-Term Investments—6.0%
Security Description	Shares/Par Amount	Value

Mutual Funds—0.9%
State Street Navigator Securities Lending Prime Portfolio (b)	2,421,869	$2,421,869

Repurchase Agreement—5.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/10 at 0.000% to be repurchased at $13,273,000 on 04/01/10 collateralized by $13,275,000 Federal Home Loan Mortgage Corp. at 4.200% due 12/10/15 with a value of $13,540,500.	$13,273,000	13,273,000

Total Short-Term Investments (Cost $15,694,869)		15,694,869

Total Investments—100.7% (Cost $224,612,778#)		264,383,012
Other assets and liabilities (net)—(0.7)%		(1,964,090)

Net Assets—100.0%		$262,418,922

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $43,849,978 and $4,079,744 respectively, resulting in a net unrealized appreciation of $39,770,234.
(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $2,350,749 and the collateral received consisted of cash in the amount of $2,421,869. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Countries Diversification as of March 31, 2010 (Unaudited)

Top Ten Countries	Percent of Portfolio Market Value
United States	37.2%
United Kingdom	11.9%
France	8.2%
Switzerland	7.7%
Germany	5.0%
Ireland	4.5%
South Korea	3.5%
Netherlands	2.8%
Singapore	2.5%
Japan	2.4%

MIST-203

Met Investors Series Trust

Met/Templeton Growth Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$509,150	$1,218,959	$—	$1,728,109
Air Freight & Logistics	5,915,855	1,689,731	—	7,605,586
Auto Components	—	1,517,145	—	1,517,145
Automobiles	—	6,593,480	—	6,593,480
Biotechnology	7,369,101	—	—	7,369,101
Capital Markets	1,255,890	640,897	—	1,896,787
Commercial & Professional Services	—	1,857,900	—	1,857,900
Commercial Banks	1,944,985	8,460,576	—	10,405,561
Communications Equipment	3,433,617	1,429,227	—	4,862,844
Computers & Peripherals	2,306,466	1,120,491	—	3,426,957
Construction Materials	—	1,719,923	—	1,719,923
Consumer Finance	1,974,291	—	—	1,974,291
Diversified Financial Services	1,414,085	2,397,310	—	3,811,395
Diversified Telecommunication Services	2,226,272	10,124,515	—	12,350,787
Electrical Equipment	—	1,248,993	—	1,248,993
Electronic Equipment, Instruments & Components	3,361,184	1,131,405	—	4,492,589
Energy Equipment & Services	3,341,936	926,258	—	4,268,194
Food & Staples Retailing	1,942,359	1,377,457	—	3,319,816
Food Products	—	2,695,688	—	2,695,688
Health Care Equipment & Supplies	6,312,308	—	—	6,312,308
Health Care Providers & Services	1,715,475	—	—	1,715,475
Hotels, Restaurants & Leisure	—	1,717,343	—	1,717,343
Household Durables	—	679,659	—	679,659
Industrial Conglomerates	5,937,674	4,554,210	—	10,491,884
Insurance	5,384,946	7,705,081	—	13,090,027
Internet & Catalog Retail	1,206,816	—	—	1,206,816
IT Services	6,192,659	811,679	—	7,004,338
Life Sciences Tools & Services	—	1,499,070	—	1,499,070
Machinery	—	461,808	—	461,808
Media	15,516,254	7,981,462	—	23,497,716
Metals & Mining	2,605,006	614,598	—	3,219,604
Multiline Retail	1,431,246	—	—	1,431,246
Office Electronics	—	1,133,610	—	1,133,610
Oil, Gas & Consumable Fuels	4,056,166	14,957,139	—	19,013,305
Paper & Forest Products	—	1,075,038	—	1,075,038
Pharmaceuticals	10,256,036	16,413,071	—	26,669,107
Professional Services	—	3,312,544	—	3,312,544
Real Estate Management & Development	—	2,758,000	—	2,758,000
Semiconductors & Semiconductor Equipment	2,600,670	3,957,772	—	6,558,442
Software	13,071,364	3,988,348	—	17,059,712
Specialty Retail	2,697,766	4,673,185	—	7,370,951
Trading Companies & Distributors	—	1,873,682	—	1,873,682
Wireless Telecommunication Services	2,195,019	4,196,293	—	6,391,312
Total Common Stocks	118,174,596	130,513,547	—	248,688,143

MIST-204

Met Investors Series Trust

Met/Templeton Growth Portfolio

VALUATION INPUTS—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Mutual Funds	$2,421,869	$—	$—	$2,421,869
Repurchase Agreement	—	13,273,000	—	13,273,000
Total Short-Term Investments	2,421,869	13,273,000	—	15,694,869

Total Investments	$120,596,465	$143,786,547	$—	$264,383,012

MIST-205

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Municipals—1.8% of Net Assets

Security Description	Par Amount	Value

California State General Obligation Unlimited, Build America Bonds
6.650%, due 03/01/22	$815,000	$845,277
7.950%, due 03/01/36	1,160,000	1,189,383
7.625%, due 03/01/40	2,820,000	2,938,920
California State General Obligation Unlimited, Refunding
4.500%, due 08/01/28	380,000	339,127
California State General Obligation Unlimited, Taxable Various Purposes
6.200%, due 03/01/19	715,000	731,130
California State General Obligation Unlimited, Various Purposes
5.250%, due 03/01/30	1,210,000	1,196,690
5.500%, due 03/01/40	1,015,000	1,013,457
City of Detroit, MI General Obligation Limited, District State Aid
4.500%, due 11/01/23	280,000	268,181
Illinois State General Obligation Unlimited, Taxable
4.421%, due 01/01/15	2,920,000	2,946,047
Tulare, CA Sewer Revenue Bonds Build America, FSA
8.750%, due 11/15/44	1,585,000	1,564,458

Total Municipals (Cost $12,838,845)		13,032,670

Foreign Bonds & Debt Securities—39.1%

Argentina—2.1%
Argentina Bonos 0.389%, due 08/03/12 (a)	44,400,000	15,018,300

Australia—9.4%
Australia Government Bond, Series 123
5.750%, due 04/15/12 (f)	16,770,000	15,601,232
New South Wales Treasury Corp. 5.500%, due 03/01/17 (f)	12,800,000	11,438,672
Queensland Treasury Corp.
6.000%, due 06/14/11-09/14/17 (f)	35,210,000	32,540,879
7.125%, due 09/18/17 (144A) (b) (p)	2,330,000	1,754,539
Series 13 6.000%, due 08/14/13 (f)	6,880,000	6,383,464

		67,718,786

Canada—2.3%
Province of Ontario 6.250%, due 06/16/15 (p)	23,250,000	16,992,170

France—2.4%
France Government Bond OAT 4.250%, due 04/25/19 (h)	11,900,000	17,371,922

Germany—0.8%
Kreditanstalt fuer Wiederaufbau, Series EMTN
4.660%, due 01/05/12 (o)	32,000,000	5,547,108

Multi-National—2.3%
Corp. Andina De Fomento 8.125%, due 06/04/19	3,700,000	4,361,123
European Investment Bank, Series EMTN 5.375%, due 07/16/12 (o)	32,000,000	5,692,749
Inter-American Development Bank 6.250%, due 06/22/16 (p)	9,300,000	6,808,035

		16,861,907

Security Description	Par Amount	Value

Norway—3.7%
Norwegian Government Bond 6.000%, due 05/16/11 (o)	$154,330,000	$27,028,090

Russia—3.8%
Russian-Eurobonds 7.500%, due 03/31/30 (144A) (b) (c)	23,688,000	27,418,860

South Africa—0.4%
Republic of South Africa 4.500%, due 04/05/16 (h)	2,000,000	2,799,673

South Korea—0.7%
Export-Import Bank of Korea 8.125%, due 01/21/14	2,200,000	2,554,367
Korea Development Bank 8.000%, due 01/23/14	2,200,000	2,539,245

		5,093,612

Sweden—9.5%
Sweden Government 5.250%, due 03/15/11 (s)	476,590,000	69,099,844

United Arab Emirates—0.7%
Emirate of Abu Dhabi 6.750%, due 04/08/19 (144A) (b) (c)	4,600,000	5,252,165

Venezuela—1.0%
Petroleos de Venezuela S.A.,
Series 2011 12.307%, due 07/10/11 (c) (d)	7,890,000	6,903,750

Total Foreign Bonds & Debt Securities (Cost $262,983,849)		283,106,187

Foreign Bonds & Debt Securities - Emerging Markets—52.4%

Sovereign—52.4%
Brazil Notas do Tesouro Nacional
Series B 6.000%, due 05/15/15 - 05/15/45 (g)	1,989,500	21,340,303
Series F 10.000%, due 01/01/12-01/01/17 (g)	2,198,000	11,977,822
Hungary Government International Bond 3.875%, due 02/24/20 (h)	6,510,000	8,219,584
Indonesia Government
12.800%, due 06/15/21 (i)	93,010,000,000	12,866,668
10.000%, due 09/15/24-02/15/28 (i)	279,030,000,000	31,490,426
Israel Government Bond - Shahar 7.000%, due 04/29/11 (j)	62,615,000	18,880,124
Israel Treasury Bill - Makam
Series 0111 95.056%, due 01/05/11 (d) (j)	8,385,000	2,230,490
Series 1010 47.781%, due 10/06/10 (d) (j)	24,870,000	6,652,696
Series 211 86.366%, due 02/02/11 (d) (j)	1,005,000	266,850

MIST-206

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Foreign Bonds & Debt Securities - Emerging Markets—(Continued)

Security Description	Par Amount	Value

Sovereign—(Continued)
Series 311 79.202%, due 03/02/11 (d) (j)	$505,000	$133,897
Korea Treasury Bond
5.500%, due 06/10/11 (k)	33,500,000,000	30,487,887
4.750%, due 12/10/11 (k)	34,000,000,000	30,728,614
Series 1206 4.000%, due 06/10/12 (k)	29,000,000,000	25,798,761
Malaysia Government Bond 3.833%, due 09/28/11 (m)	4,000,000	1,245,942
Mexican Bonos
7.750%, due 12/14/17 (n)	195,000,000	16,181,323
8.000%, due 12/07/23 (n)	200,000,000	16,311,769
10.000%, due 12/05/24-11/20/36 (n)	455,000,000	43,639,589
Peru Government Bond 8.600%, due 08/12/17 (q)	5,700,000	2,433,504
Poland Government Bond
5.750%, due 04/25/14 (r)	13,000,000	4,690,900
6.250%, due 10/24/15 (r)	45,000,000	16,617,795
Qatar Government International Bond 6.550%, due 04/09/19 (144A) (b)	4,550,000	5,175,625
Republic of Hungary
5.750%, due 06/11/18 (h)	4,650,000	6,848,727
6.250%, due 01/29/20	2,065,000	2,204,786
Republic of Iraq 5.800%, due 01/15/28	4,200,000	3,423,000
Republic of Korea 7.125%, due 04/16/19 (c)	4,600,000	5,408,110
Republic of Lithuania
6.750%, due 01/15/15 (144A) (b)	7,480,000	8,202,478
7.375%, due 02/11/20 (144A) (b)	6,420,000	7,003,082
Socialist Republic of Vietnam 6.750%, due 01/29/20 (144A) (b) (c)	5,080,000	5,205,704
South Africa Government International Bond
5.250%, due 05/16/13 (h)	1,800,000	2,580,568
6.875%, due 05/27/19	7,970,000	8,926,400
Sri Lanka Government Bond
Series A 12.000%, due 07/15/11 (l)	27,640,000	248,615
11.000%, due 08/01/15 (l)	522,600,000	4,409,126
Series B 11.000%, due 09/01/15 (l)	762,125,000	6,426,294
Sri Lanka Treasury Bill,
Series 364 115.559%, due 02/04/11 (d) (l)	45,500,000	367,458
Venezuela Government International Bond
5.375%, due 08/07/10 (c)	6,500,000	6,467,500
10.750%, due 09/19/13 (144A) (b)	3,985,000	3,915,262

		379,007,679

Total Foreign Bonds & Debt Securities - Emerging Markets (Cost $333,755,355)		379,007,679

Short-Term Investments—6.8%
Security Description	Shares/Par Amount	Value

Discount Notes—3.6%
Federal Farm Credit Bank 0.140%, due 04/01/10 (d)	5,170,000	$5,170,000
Federal Home Loan Bank 0.010%, due 04/01/10 (d)	20,690,000	20,690,000

		25,860,000

Mutual Funds—2.1%
State Navigator Securities lending Prime Portfolio (e)	15,490,065	15,490,065

Repurchase Agreements—1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/10 at 0.000% to be repurchased at $5,460,931 on 04/01/10 collateralized by $5,515,000 Federal Home Loan Mortgage Corp. at 2.000% due 11/05/12 with a value of $5,570,150.	$5,460,931	5,460,931
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/10 at 0.000% to be repurchased at $2,557,069 on 04/01/10 collateralized by $2,240,000 Federal Home Loan Mortgage Corp. at 6.250% due 07/15/32 with a value of $2,609,600.	2,557,069	2,557,069

Total Short-Term Investments (Cost $49,368,065)		49,368,065

Total Investments—100.1% (Cost $658,946,114#)		724,514,601

Other Assets and Liabilities (net)—(0.1)%		(887,788)

Net Assets—100.0%		$723,626,813

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $67,332,167 and $1,763,680 respectively, resulting in a net unrealized appreciation of $65,568,487.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2010.
(b)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $15,330,364 the collateral received consisted of cash in the amount of $15,490,065. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(d)	Zero coupon bond - Interest rate represents current yield to maturity.
(e)	Represents investment of collateral received from securities lending transactions.
(f)	Par shown in Australian Dollar. Value is shown in USD.
(g)	Par shown in Brazilian Real. Value is shown in USD.
(h)	Par shown in Euro Currency. Value is shown in USD.
(i)	Par shown in Indonesian Rupiah. Value is shown in USD.
(j)	Par shown in Israeli Shekel. Value is shown in USD.
(k)	Par shown in South Korean Won. Value is shown in USD.
(l)	Par shown in Sri Lankan Rupee. Value is shown in USD.
(m)	Par shown in Malaysian Ringgit. Value is shown in USD.

MIST-207

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

(n)	Par shown in Mexican Peso. Value is shown in USD.
(o)	Par shown in Norwegian Krone. Value is shown in USD.
(p)	Par shown in New Zeland Dollar. Value is shown in USD.
(q)	Par shown in Peruvian Nouveau Sol. Value is shown in USD.
(r)	Par Shown in Polish Zloty. Value is shown in USD.
(s)	Par shown in Swedish Krona. Value is shown in USD.
FSA—	Financial Security Assurance, Inc.

Top Industries as of March 31, 2010
Percent of Net Assets
Global Government Investment Grade	76.7%
Global Government High Yield	14.6%
Foreign Corporate Investment Grade	2.0%

Credit Composition as of March 31, 2010 (Unaudited)
Portfolio Composition by Credit Quality	Percent of Portfolio
AAA/Government/Government Agency	29.5%
AA	4.3%
A	31.4%
BBB	16.3%
BB	8.9%
B	2.2%
Other	7.4%

Forward Foreign Currency Exchange Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Value at March 31, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
5/7/2010	Citibank	6,820,000	AUD	$6,230,797	$6,163,030	$67,767
2/8/2011	Morgan Stanley & Co., Inc.	4,007,013	AUD	3,539,903	3,337,000	202,903
2/8/2011	UBS Securities LLC	4,005,906	AUD	3,538,926	3,337,000	201,926
1/4/2011	Deutsche Bank Securities, Inc.	11,600,000	BRL	6,112,336	6,163,656	(51,320)
4/5/2010	Morgan Stanley & Co., Inc.	113,400,000	CLP	216,515	217,637	(1,122)
5/7/2010	Deutsche Bank Securities, Inc.	8,066,295,000	CLP	15,413,544	14,220,000	1,193,544
5/7/2010	JPMorgan Securities, Inc.	8,126,730,000	CLP	15,529,026	14,220,000	1,309,026
5/10/2010	Deutsche Bank Securities, Inc.	440,900,000	CLP	842,557	816,935	25,622
2/10/2011	Deutsche Bank Securities, Inc.	438,900,000	CLP	842,050	816,938	25,112
2/10/2011	Merrill Lynch, Pierce, Fenner & Smith, Inc.	438,900,000	CLP	842,050	816,938	25,112
2/11/2011	Barclays Capital, Inc.	438,100,000	CLP	840,523	816,932	23,591
2/14/2011	Deutsche Bank Securities, Inc.	433,400,000	CLP	831,528	816,965	14,563
2/16/2011	Morgan Stanley & Co., Inc.	864,300,000	CLP	1,658,291	1,633,992	24,299
2/18/2011	Deutsche Bank Securities, Inc.	202,200,000	CLP	387,959	386,616	1,343
2/18/2011	JPMorgan Securities, Inc.	405,100,000	CLP	777,260	773,092	4,168
2/22/2011	Deutsche Bank Securities, Inc.	403,900,000	CLP	774,986	773,088	1,898
2/22/2011	JPMorgan Securities, Inc.	687,600,000	CLP	1,319,338	1,314,346	4,992
2/22/2011	Morgan Stanley & Co., Inc.	896,000,000	CLP	1,719,206	1,716,376	2,830
2/22/2011	Morgan Stanley & Co., Inc.	1,221,300,000	CLP	2,343,378	2,319,482	23,896
2/23/2011	Merrill Lynch, Pierce, Fenner & Smith, Inc.	407,800,000	CLP	782,477	773,154	9,323
2/24/2011	Morgan Stanley & Co., Inc.	404,900,000	CLP	776,919	773,153	3,766
2/25/2011	Deutsche Bank Securities, Inc.	606,300,000	CLP	1,163,375	1,159,717	3,658
2/25/2011	Morgan Stanley & Co., Inc.	865,080,000	CLP	1,659,924	1,654,515	5,409
2/28/2011	JPMorgan Securities, Inc.	246,100,000	CLP	472,232	467,871	4,361
3/1/2011	Merrill Lynch, Pierce, Fenner & Smith, Inc.	221,000,000	CLP	424,072	421,514	2,558
3/1/2011	Morgan Stanley & Co., Inc.	313,500,000	CLP	601,569	597,712	3,857
3/2/2011	Deutsche Bank Securities, Inc.	78,100,000	CLP	149,866	149,474	392
3/15/2011	Morgan Stanley & Co., Inc.	113,400,000	CLP	217,629	219,025	(1,396)
3/21/2011	JPMorgan Securities, Inc.	408,600,000	CLP	784,198	791,707	(7,509)
5/7/2010	Deutsche Bank Securities, Inc.	158,947,880	CNY	23,284,722	23,660,000	(375,278)
5/10/2010	Citibank	159,770,200	CNY	23,405,459	23,740,000	(334,541)
8/17/2010	Citibank	5,965,000	ILS	1,612,600	1,574,128	38,472
8/19/2010	Citibank	2,983,000	ILS	806,410	786,967	19,443
8/19/2010	Citibank	2,985,000	ILS	806,951	785,320	21,631
8/19/2010	Deutsche Bank Securities, Inc.	598,000	ILS	161,660	157,534	4,126
8/20/2010	Citibank	2,289,600	ILS	618,950	599,042	19,908
8/23/2010	Citibank	3,907,300	ILS	1,056,216	1,024,678	31,538
3/29/2011	Morgan Stanley & Co., Inc.	1,525,657	ILS	410,692	406,311	4,381
3/31/2011	Morgan Stanley & Co., Inc.	926,692	ILS	249,446	247,171	2,275
5/7/2010	JPMorgan Securities, Inc.	590,148,000	INR	13,109,882	11,640,000	1,469,882
5/10/2010	Deutsche Bank Securities, Inc.	609,271,200	INR	13,530,856	12,060,000	1,470,856

MIST-208

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Settlement Date	Counterparty	Contracts to Buy		Value at March 31, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
7/19/2010	Citibank	7,329,000	INR	$161,734	$146,580	$15,154
7/20/2010	JPMorgan Securities, Inc.	7,329,000	INR	161,720	146,580	15,140
8/20/2010	Deutsche Bank Securities, Inc.	57,675,000	INR	1,269,294	1,154,886	114,408
8/23/2010	Deutsche Bank Securities, Inc.	15,400,000	INR	338,832	308,000	30,832
8/23/2010	Deutsche Bank Securities, Inc.	34,584,000	INR	760,920	692,927	67,993
9/1/2010	Deutsche Bank Securities, Inc.	35,346,000	INR	777,093	708,337	68,756
10/26/2010	Deutsche Bank Securities, Inc.	241,987,000	INR	5,296,141	5,095,751	200,390
10/26/2010	HSBC Bank Plc	80,751,000	INR	1,767,321	1,698,591	68,730
10/27/2010	HSBC Bank Plc	120,290,000	INR	2,632,468	2,547,869	84,599
2/9/2011	HSBC Bank Plc	17,719,843,900	KRW	15,492,710	15,013,000	479,710
5/7/2010	Deutsche Bank Securities, Inc.	50,068,620	MYR	15,322,388	14,220,000	1,102,388
5/10/2010	Citibank	50,424,120	MYR	15,428,863	14,220,000	1,208,863
6/4/2010	HSBC Bank Plc	99,141,840	MYR	30,297,674	28,440,000	1,857,674
9/16/2010	HSBC Bank Plc	10,421,193	MYR	3,165,545	2,963,934	201,611
9/27/2010	JPMorgan Securities, Inc.	7,165,900	MYR	2,175,346	2,062,723	112,623
10/12/2010	JPMorgan Securities, Inc.	58,458,531	MYR	17,732,009	16,974,022	757,987
1/4/2011	JPMorgan Securities, Inc.	22,161,555	MYR	6,694,649	6,450,000	244,649
10/4/2010	Deutsche Bank Securities, Inc.	75,232,000	PHP	1,633,842	1,559,342	74,500
10/4/2010	HSBC Bank Plc	60,346,000	PHP	1,310,557	1,247,463	63,094
10/5/2010	Deutsche Bank Securities, Inc.	89,947,000	PHP	1,953,223	1,871,206	82,017
10/5/2010	HSBC Bank Plc	89,969,000	PHP	1,953,701	1,871,210	82,491
10/6/2010	JPMorgan Securities, Inc.	23,762,000	PHP	515,948	498,992	16,956
10/7/2010	Deutsche Bank Securities, Inc.	73,838,000	PHP	1,603,119	1,559,343	43,776
10/8/2010	Citibank	29,555,000	PHP	641,622	623,734	17,888
10/8/2010	Deutsche Bank Securities, Inc.	59,085,000	PHP	1,282,702	1,247,467	35,235
10/8/2010	HSBC Bank Plc	59,197,000	PHP	1,285,133	1,247,474	37,659
10/8/2010	JPMorgan Securities, Inc.	29,478,000	PHP	639,951	623,728	16,223
10/12/2010	Deutsche Bank Securities, Inc.	17,593,000	PHP	381,802	374,239	7,563
10/13/2010	HSBC Bank Plc	29,334,000	PHP	636,550	623,729	12,821
10/13/2010	JPMorgan Securities, Inc.	52,487,000	PHP	1,138,972	1,122,716	16,256
10/13/2010	JPMorgan Securities, Inc.	20,484,000	PHP	444,505	435,830	8,675
10/15/2010	JPMorgan Securities, Inc.	9,568,000	PHP	207,591	204,009	3,582
10/18/2010	JPMorgan Securities, Inc.	31,771,000	PHP	689,137	680,016	9,121
10/19/2010	Deutsche Bank Securities, Inc.	16,007,000	PHP	347,174	339,996	7,178
10/21/2010	Deutsche Bank Securities, Inc.	63,989,000	PHP	1,387,611	1,360,021	27,590
10/21/2010	JPMorgan Securities, Inc.	32,130,000	PHP	696,744	680,000	16,744
10/25/2010	Deutsche Bank Securities, Inc.	62,498,000	PHP	1,354,812	1,312,983	41,829
10/25/2010	HSBC Bank Plc	93,846,000	PHP	2,034,364	1,969,486	64,878
10/25/2010	JPMorgan Securities, Inc.	31,270,000	PHP	677,861	656,519	21,342
10/26/2010	HSBC Bank Plc	81,150,000	PHP	1,758,993	1,706,872	52,121
10/28/2010	Deutsche Bank Securities, Inc.	25,083,000	PHP	543,601	525,188	18,413
1/13/2011	JPMorgan Securities, Inc.	61,929,000	PHP	1,333,320	1,328,265	5,055
1/13/2011	JPMorgan Securities, Inc.	52,920,000	PHP	1,139,358	1,142,981	(3,623)
1/13/2011	JPMorgan Securities, Inc.	26,260,000	PHP	565,373	562,915	2,458
1/14/2011	HSBC Bank Plc	22,640,000	PHP	487,394	484,071	3,323
1/18/2011	Deutsche Bank Securities, Inc.	25,275,000	PHP	543,938	542,964	974
1/18/2011	HSBC Bank Plc	44,316,000	PHP	953,716	949,337	4,379
1/19/2011	Deutsche Bank Securities, Inc.	15,814,000	PHP	340,301	338,412	1,889
1/19/2011	JPMorgan Securities, Inc.	63,113,000	PHP	1,358,129	1,354,211	3,918
2/3/2011	Deutsche Bank Securities, Inc.	59,600,000	PHP	1,280,925	1,244,779	36,146
2/3/2011	HSBC Bank Plc	21,300,000	PHP	457,780	445,048	12,732
2/4/2011	Bank of America Securities LLC	16,800,000	PHP	361,036	353,684	7,352
2/4/2011	HSBC Bank Plc	16,800,000	PHP	361,036	353,327	7,709
2/7/2011	Bank of America Securities LLC	21,000,000	PHP	451,182	443,506	7,676
2/7/2011	JPMorgan Securities, Inc.	23,000,000	PHP	494,151	486,258	7,893
8/16/2010	Deutsche Bank Securities, Inc.	35,874,650	PLN	12,441,469	12,060,733	380,736
5/7/2010	JPMorgan Securities, Inc.	34,905,360	SGD	24,947,174	25,021,764	(74,590)

						$13,310,748

MIST-209

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Forward Foreign Currency Exchange Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
5/7/2010	Citibank	25,915,245	AUD	$23,676,338	$18,813,172	$(4,863,166)
4/5/2010	Morgan Stanley & Co., Inc.	113,400,000	CLP	216,516	217,450	934
5/7/2010	UBS Securities LLC	44,852,000	EUR	60,663,666	59,950,529	(713,137)
5/10/2010	Deutsche Bank Securities, Inc.	8,138,999	EUR	11,008,253	10,834,635	(173,618)
8/20/2010	UBS Securities LLC	2,270,000	EUR	3,070,132	3,199,906	129,774
8/23/2010	UBS Securities LLC	2,271,000	EUR	3,071,472	3,212,238	140,766
9/7/2010	Barclays Capital, Inc.	2,255,000	EUR	3,049,774	3,212,022	162,248
10/4/2010	UBS Securities LLC	2,310,000	EUR	3,124,050	3,375,834	251,784
10/6/2010	UBS Securities LLC	3,220,000	EUR	4,354,725	4,677,694	322,969
10/8/2010	UBS Securities LLC	3,217,000	EUR	4,350,663	4,724,969	374,306
10/26/2010	Deutsche Bank Securities, Inc.	4,106,000	EUR	5,552,879	6,064,562	511,683
10/27/2010	Deutsche Bank Securities, Inc.	4,112,000	EUR	5,560,990	6,153,197	592,207
10/27/2010	UBS Securities LLC	4,118,000	EUR	5,569,105	6,166,911	597,806
11/2/2010	Deutsche Bank Securities, Inc.	531,000	EUR	718,111	784,340	66,229
11/3/2010	Deutsche Bank Securities, Inc.	1,990,000	EUR	2,691,226	2,925,698	234,472
11/5/2010	Deutsche Bank Securities, Inc.	1,525,000	EUR	2,062,369	2,236,031	173,662
1/4/2011	Deutsche Bank Securities, Inc.	15,484,300	EUR	20,939,742	22,306,682	1,366,940
1/11/2011	Deutsche Bank Securities, Inc.	8,479,000	EUR	11,466,465	12,119,120	652,655
1/11/2011	UBS Securities LLC	8,953,000	EUR	12,107,472	12,801,447	693,975
1/18/2011	Deutsche Bank Securities, Inc.	1,805,000	EUR	2,441,013	2,611,059	170,046
1/27/2011	Citibank	1,858,400	EUR	2,513,288	2,623,596	110,308
2/8/2011	Citibank	2,553,000	EUR	3,452,770	3,503,597	50,827
2/8/2011	UBS Securities LLC	1,915,000	EUR	2,589,916	2,629,008	39,092
2/9/2011	Barclays Capital, Inc.	558,000	EUR	754,662	761,489	6,827
2/9/2011	HSBC Bank Plc	419,000	EUR	566,672	573,024	6,352
2/10/2011	Barclays Capital, Inc.	465,000	EUR	628,886	635,422	6,536
2/10/2011	Deutsche Bank Securities, Inc.	137,000	EUR	185,285	187,320	2,035
2/11/2011	UBS Securities LLC	446,000	EUR	603,191	613,303	10,112
2/16/2011	JPMorgan Securities, Inc.	956,000	EUR	1,292,957	1,300,734	7,777
2/16/2011	UBS Securities LLC	956,000	EUR	1,292,956	1,300,064	7,108
2/18/2011	Deutsche Bank Securities, Inc.	1,022,000	EUR	1,382,227	1,404,167	21,940
2/18/2011	UBS Securities LLC	1,022,000	EUR	1,382,227	1,404,034	21,807
3/7/2011	Bank of America Securities LLC	2,023,000	EUR	2,736,173	2,767,990	31,817
3/7/2011	UBS Securities LLC	2,677,000	EUR	3,620,730	3,666,848	46,118
3/8/2011	HSBC Bank Plc	714,000	EUR	965,711	977,031	11,320
8/17/2010	UBS Securities LLC	305,946,000	JPY	3,278,667	3,225,373	(53,294)
8/18/2010	JPMorgan Securities, Inc.	152,028,000	JPY	1,629,221	1,612,687	(16,534)
8/19/2010	HSBC Bank Plc	151,323,000	JPY	1,621,681	1,608,450	(13,231)
8/20/2010	Barclays Capital, Inc.	151,705,000	JPY	1,625,790	1,610,833	(14,957)
8/20/2010	Deutsche Bank Securities, Inc.	151,899,000	JPY	1,627,869	1,608,452	(19,417)
8/23/2010	Citibank	303,103,000	JPY	3,248,380	3,221,672	(26,708)
8/23/2010	Credit Suisse Securities (USA) LLC	300,880,000	JPY	3,224,556	3,221,672	(2,884)
8/24/2010	Barclays Capital, Inc.	301,452,000	JPY	3,230,716	3,221,673	(9,043)
8/24/2010	JPMorgan Securities, Inc.	302,459,000	JPY	3,241,508	3,221,676	(19,832)
8/25/2010	Deutsche Bank Securities, Inc.	149,920,000	JPY	1,606,735	1,610,831	4,096
9/1/2010	JPMorgan Securities, Inc.	150,260,000	JPY	1,610,483	1,610,840	357
9/2/2010	HSBC Bank Plc	148,685,000	JPY	1,593,617	1,610,836	17,219
9/9/2010	HSBC Bank Plc	223,934,000	JPY	2,400,297	2,416,258	15,961
9/10/2010	Deutsche Bank Securities, Inc.	193,175,000	JPY	2,070,618	2,104,395	33,777
9/10/2010	HSBC Bank Plc	223,165,000	JPY	2,392,077	2,416,252	24,175
9/13/2010	UBS Securities LLC	160,467,000	JPY	1,720,073	1,753,661	33,588
9/15/2010	Barclays Capital, Inc.	126,257,000	JPY	1,353,395	1,402,933	49,538
9/15/2010	HSBC Bank Plc	127,670,000	JPY	1,368,541	1,402,936	34,395
9/15/2010	UBS Securities LLC	190,155,000	JPY	2,038,341	2,104,392	66,051
9/16/2010	Deutsche Bank Securities, Inc.	63,483,000	JPY	680,504	701,470	20,966
9/16/2010	HSBC Bank Plc	189,374,000	JPY	2,029,988	2,104,389	74,401
9/21/2010	HSBC Bank Plc	62,949,000	JPY	674,811	701,460	26,649

MIST-210

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
9/21/2010	JPMorgan Securities, Inc.	126,965,000	JPY	$1,361,060	$1,402,928	$41,868
9/24/2010	JPMorgan Securities, Inc.	70,389,000	JPY	754,588	777,822	23,234
9/27/2010	JPMorgan Securities, Inc.	7,000,000	JPY	75,044	77,787	2,743
9/28/2010	JPMorgan Securities, Inc.	39,663,000	JPY	425,214	440,749	15,535
9/29/2010	JPMorgan Securities, Inc.	66,105,000	JPY	708,696	734,582	25,886
11/8/2010	Citibank	94,232,353	JPY	1,010,816	1,041,445	30,629
11/10/2010	Barclays Capital, Inc.	92,567,000	JPY	992,982	1,033,604	40,622
11/12/2010	Barclays Capital, Inc.	229,154,000	JPY	2,458,249	2,557,380	99,131
11/12/2010	UBS Securities LLC	93,849,000	JPY	1,006,765	1,048,253	41,488
11/15/2010	Deutsche Bank Securities, Inc.	306,357,000	JPY	3,286,592	3,420,117	133,525
11/16/2010	Barclays Capital, Inc.	73,747,000	JPY	791,169	820,825	29,656
11/16/2010	JPMorgan Securities, Inc.	152,982,000	JPY	1,641,213	1,710,061	68,848
11/17/2010	Barclays Capital, Inc.	305,461,000	JPY	3,277,079	3,420,118	143,039
11/17/2010	HSBC Bank Plc	79,941,000	JPY	857,631	889,231	31,600
11/17/2010	UBS Securities LLC	122,208,000	JPY	1,311,085	1,368,051	56,966
11/18/2010	Barclays Capital, Inc.	425,961,000	JPY	4,569,908	4,788,166	218,258
11/29/2010	Bank of America Securities LLC	330,341,000	JPY	3,544,641	3,727,928	183,287
11/29/2010	Barclays Capital, Inc.	301,915,000	JPY	3,239,622	3,420,125	180,503
11/29/2010	Barclays Capital, Inc.	179,396,000	JPY	1,924,963	2,052,069	127,106
11/29/2010	Citibank	119,465,000	JPY	1,281,889	1,368,050	86,161
12/1/2010	Deutsche Bank Securities, Inc.	296,207,000	JPY	3,178,470	3,420,128	241,658
12/28/2010	Barclays Capital, Inc.	109,297,635	JPY	1,173,303	1,201,548	28,245
12/28/2010	Citibank	109,701,956	JPY	1,177,644	1,201,548	23,904
12/28/2010	JPMorgan Securities, Inc.	109,471,259	JPY	1,175,168	1,201,548	26,380
1/7/2011	Barclays Capital, Inc.	88,890,000	JPY	954,387	975,607	21,220
1/7/2011	Citibank	44,450,000	JPY	477,247	487,807	10,560
1/7/2011	UBS Securities LLC	44,440,000	JPY	477,140	487,789	10,649
1/11/2011	Deutsche Bank Securities, Inc.	44,590,000	JPY	478,794	487,840	9,046
1/11/2011	HSBC Bank Plc	44,630,000	JPY	479,223	487,760	8,537
1/13/2011	HSBC Bank Plc	139,260,000	JPY	1,495,398	1,518,383	22,985
1/14/2011	Barclays Capital, Inc.	138,210,000	JPY	1,484,156	1,518,349	34,193
1/14/2011	UBS Securities LLC	109,940,000	JPY	1,180,581	1,214,734	34,153
1/26/2011	Barclays Capital, Inc.	411,460,000	JPY	4,419,622	4,581,332	161,710
1/26/2011	Deutsche Bank Securities, Inc.	102,590,000	JPY	1,101,951	1,145,361	43,410
1/26/2011	UBS Securities LLC	359,980,000	JPY	3,866,659	4,008,597	141,938
1/27/2011	HSBC Bank Plc	353,837,000	JPY	3,800,761	3,939,708	138,947
2/10/2011	Morgan Stanley & Co., Inc.	133,761,000	JPY	1,437,255	1,503,563	66,308
2/22/2011	HSBC Bank Plc	144,240,000	JPY	1,550,270	1,604,217	53,947
2/22/2011	JPMorgan Securities, Inc.	144,300,000	JPY	1,550,915	1,603,689	52,774
3/1/2011	HSBC Bank Plc	159,900,000	JPY	1,718,853	1,790,654	71,801
3/1/2011	JPMorgan Securities, Inc.	160,000,000	JPY	1,719,928	1,790,751	70,823
3/1/2011	UBS Securities LLC	178,400,000	JPY	1,917,720	2,005,441	87,721
3/18/2011	Citibank	142,403,000	JPY	1,531,355	1,581,058	49,703
3/18/2011	Morgan Stanley & Co., Inc.	85,500,000	JPY	919,439	948,925	29,486
3/18/2011	UBS Securities LLC	115,450,000	JPY	1,241,511	1,283,762	42,251
3/22/2011	Bank of America Securities LLC	86,066,450	JPY	925,614	956,454	30,840
9/1/2010	Deutsche Bank Securities, Inc.	144,360,789	MXN	11,539,456	10,355,124	(1,184,332)
5/7/2010	Deutsche Bank Securities, Inc.	50,068,620	MYR	15,322,388	14,123,729	(1,198,659)
5/10/2010	Citibank	26,225,202	NZD	18,568,638	14,903,782	(3,664,856)
5/11/2010	Deutsche Bank Securities, Inc.	10,205,417	NZD	7,225,430	5,936,491	(1,288,939)
6/1/2010	Citibank	4,366,392	NZD	3,087,180	3,045,035	(42,145)
6/2/2010	Credit Suisse Securities (USA) LLC	1,092,002	NZD	772,030	769,861	(2,169)
6/2/2010	Deutsche Bank Securities, Inc.	3,309,084	NZD	2,339,476	2,335,055	(4,421)
8/9/2010	Citibank	975,918	NZD	686,462	641,627	(44,835)
8/9/2010	Credit Suisse Securities (USA) LLC	964,786	NZD	678,632	635,746	(42,886)
8/9/2010	Deutsche Bank Securities, Inc.	56,386,623	NZD	39,662,436	37,091,121	(2,571,315)
8/11/2010	Credit Suisse Securities (USA) LLC	483,358	NZD	339,942	321,012	(18,930)
8/11/2010	Credit Suisse Securities (USA) LLC	483,121	NZD	339,775	320,855	(18,920)
8/12/2010	Deutsche Bank Securities, Inc.	4,553,540	NZD	3,202,226	2,974,372	(227,854)

MIST-211

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
8/24/2010	Credit Suisse Securities (USA) LLC	4,449,491	NZD	$3,126,163	$2,933,905	$(192,258)
8/27/2010	Deutsche Bank Securities, Inc.	4,428,000	NZD	3,110,346	2,960,118	(150,228)
5/7/2010	JPMorgan Securities, Inc.	34,905,360	SGD	24,947,174	23,700,000	(1,247,174)

						$(7,508,863)

Forward Foreign Cross-Currency Exchange Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Contracts to Deliver		Value at March 31, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
2/9/2011	Barclays Capital, Inc.	1,270,000	AUD	93,764,100	JPY	$1,121,812	$1,094,486	$27,326
2/9/2011	Citibank	1,270,000	AUD	93,996,510	JPY	1,121,812	1,094,486	27,326
2/9/2011	Deutsche Bank Securities, Inc.	1,270,000	AUD	94,188,280	JPY	1,121,812	1,094,486	27,326
8/17/2010	Deutsche Bank Securities, Inc.	2,203,000	BRL	106,993,101	JPY	1,200,120	1,202,216	(2,096)
8/18/2010	Deutsche Bank Securities, Inc.	1,628,000	BRL	78,388,200	JPY	886,669	882,720	3,949
8/19/2010	Deutsche Bank Securities, Inc.	2,442,000	BRL	114,788,652	JPY	1,329,688	1,308,051	21,637
8/31/2010	Deutsche Bank Securities, Inc.	1,630,000	BRL	76,158,490	JPY	885,028	865,824	19,204
9/2/2010	Deutsche Bank Securities, Inc.	2,445,000	BRL	113,049,465	JPY	1,326,914	1,305,079	21,835
9/15/2010	Deutsche Bank Securities, Inc.	3,668,000	BRL	171,028,936	JPY	1,984,542	2,022,720	(38,178)
1/26/2011	Deutsche Bank Securities, Inc.	4,860,000	BRL	221,318,082	JPY	2,546,807	2,669,596	(122,789)
1/27/2011	HSBC Bank Plc	1,813,000	BRL	82,831,908	JPY	949,837	995,060	(45,223)
1/27/2011	HSBC Bank Plc	1,813,000	BRL	82,823,605	JPY	949,837	995,060	(45,223)
2/10/2011	HSBC Bank Plc	2,124,000,000	KRW	159,795,365	JPY	1,856,951	1,815,617	41,334
2/14/2011	Deutsche Bank Securities, Inc.	631,000,000	KRW	47,941,042	JPY	551,556	542,282	9,274
2/14/2011	JPMorgan Securities, Inc.	728,000,000	KRW	55,151,515	JPY	636,344	621,213	15,131
2/16/2011	JPMorgan Securities, Inc.	425,000,000	KRW	32,534,639	JPY	371,456	365,246	6,210
11/29/2010	UBS Securities LLC	27,237,000	NOK	3,185,502	EUR	4,531,524	4,883,896	(352,372)
12/1/2010	UBS Securities LLC	8,810,000	NOK	1,021,449	EUR	1,465,614	1,556,180	(90,566)
2/8/2011	UBS Securities LLC	18,244,200	NOK	2,189,313	EUR	3,025,060	3,063,755	(38,695)
2/9/2011	Deutsche Bank Securities, Inc.	36,433,000	NOK	4,378,598	EUR	6,040,642	6,056,621	(15,979)
2/9/2011	UBS Securities LLC	25,499,600	NOK	3,065,040	EUR	4,227,869	4,239,053	(11,184)
7/2/2010	Deutsche Bank Securities, Inc.	39,200,000	PLN	8,641,023	EUR	13,640,926	12,277,625	1,363,301
2/9/2011	Deutsche Bank Securities, Inc.	4,666,000	PLN	1,119,885	EUR	1,597,979	1,575,686	22,293
2/10/2011	Barclays Capital, Inc.	4,666,000	PLN	1,113,657	EUR	1,597,866	1,547,364	50,502
2/14/2011	Deutsche Bank Securities, Inc.	4,666,000	PLN	1,123,498	EUR	1,597,416	1,582,312	15,104
6/28/2010	UBS Securities LLC	22,382,000	SEK	2,012,263	EUR	3,107,315	2,819,211	288,104
6/29/2010	UBS Securities LLC	16,252,000	SEK	1,466,655	EUR	2,256,284	2,070,582	185,702

								$1,383,253

Forward Foreign Cross-Currency Exchange Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Contracts to Buy		Value at March 31, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
6/28/2010	UBS Securities LLC	2,012,263	EUR	22,382,000	SEK	$2,721,699	$2,819,211	$97,512
6/29/2010	UBS Securities LLC	1,466,655	EUR	16,252,000	SEK	1,983,734	2,070,582	86,848
7/2/2010	Deutsche Bank Securities, Inc.	8,641,023	EUR	39,200,000	PLN	11,687,483	12,277,625	590,142
11/29/2010	UBS Securities LLC	3,185,502	EUR	27,237,000	NOK	4,307,921	4,883,896	575,975
12/1/2010	UBS Securities LLC	1,021,449	EUR	8,810,000	NOK	1,381,357	1,556,180	174,823
2/8/2011	UBS Securities LLC	2,189,313	EUR	18,244,200	NOK	2,960,906	3,063,754	102,848
2/9/2011	Deutsche Bank Securities, Inc.	1,119,885	EUR	4,666,000	PLN	1,514,577	1,575,686	61,109
2/9/2011	Deutsche Bank Securities, Inc.	4,378,598	EUR	36,433,000	NOK	5,921,791	6,056,621	134,830
2/9/2011	UBS Securities LLC	3,065,040	EUR	25,499,600	NOK	4,145,283	4,239,053	93,770
2/10/2011	Barclays Capital, Inc.	1,113,657	EUR	4,666,000	PLN	1,506,158	1,547,364	41,206
2/14/2011	Deutsche Bank Securities, Inc.	1,123,498	EUR	4,666,000	PLN	1,519,484	1,582,312	62,828
8/17/2010	Deutsche Bank Securities, Inc.	106,993,101	JPY	2,203,000	BRL	1,146,590	1,202,215	55,625
8/18/2010	Deutsche Bank Securities, Inc.	78,388,200	JPY	1,628,000	BRL	840,054	882,720	42,666
8/19/2010	Deutsche Bank Securities, Inc.	114,788,652	JPY	2,442,000	BRL	1,230,154	1,308,051	77,897

MIST-212

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Settlement Date	Counterparty	Contracts to Deliver		Contracts to Buy		Value at March 31, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
8/31/2010	Deutsche Bank Securities, Inc.	76,158,490	JPY	1,630,000	BRL	$816,257	$865,823	$49,566
9/2/2010	Deutsche Bank Securities, Inc.	113,049,465	JPY	2,445,000	BRL	1,211,673	1,305,079	93,406
9/15/2010	Deutsche Bank Securities, Inc.	171,028,936	JPY	3,668,000	BRL	1,833,322	2,022,720	189,398
1/26/2011	Deutsche Bank Securities, Inc.	221,318,082	JPY	4,860,000	BRL	2,377,247	2,669,596	292,349
1/27/2011	HSBC Bank Plc	82,831,908	JPY	1,813,000	BRL	889,743	995,060	105,317
1/27/2011	HSBC Bank Plc	82,823,605	JPY	1,813,000	BRL	889,654	995,060	105,406
2/9/2011	Barclays Capital, Inc.	93,764,100	JPY	1,270,000	AUD	1,007,468	1,094,486	87,018
2/9/2011	Citibank	93,996,510	JPY	1,270,000	AUD	1,009,965	1,094,486	84,521
2/9/2011	Deutsche Bank Securities, Inc.	94,188,280	JPY	1,270,000	AUD	1,012,025	1,094,486	82,461
2/10/2011	HSBC Bank Plc	159,795,365	JPY	2,124,000,000	KRW	1,716,993	1,815,617	98,624
2/14/2011	Deutsche Bank Securities, Inc.	47,941,042	JPY	631,000,000	KRW	515,170	542,282	27,112
2/14/2011	JPMorgan Securities, Inc.	55,151,515	JPY	728,000,000	KRW	592,653	621,213	28,560
2/16/2011	JPMorgan Securities, Inc.	32,534,639	JPY	425,000,000	KRW	349,630	365,246	15,616

								$3,457,433

AUD—	Australian Dollar
BRL—	Brazilian Real
CLP—	Chilean Peso
CNY—	China Yuan Renminbi
EUR—	Euro Dollar
ILS—	Israeli Shekel
INR—	Indian Rupee
JPY—	Japanese Yen
KRW—	South Korean Won
MXN—	Mexican Peso
MYR—	Malaysian Ringgit
NOK—	Norwegian Krone
NZD—	New Zealand Dollar
PHP—	Philippine Peso
PLN—	Polish Zloty
SEK—	Swedish Krona
SGD—	Singapore Dollar

MIST-213

Met Investors Series Trust

Met/Templeton International Bond Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Municipals	$—	$13,032,670	$—	$13,032,670
Total Foreign Bonds & Debt Securities*	—	283,106,187	—	283,106,187

Total Foreign Bonds & Debt Securities - Emerging Markets*	—	379,007,679	—	379,007,679

Short-Term Investments
Discount Notes	—	25,860,000	—	25,860,000
Mutual Funds	15,490,065	—	—	15,490,065
Repurchase Agreements	—	8,018,000	—	8,018,000
Total Short-Term Investments	15,490,065	33,878,000	—	49,368,065

Total Investments	$15,490,065	$709,024,536	$—	$724,514,601

	Level 1		Level 2		Level 3
	Asset	Liability	Asset	Liability	Asset	Liability	Total
Forward Contracts**	$—	$—	$30,079,995	$(19,437,424)	$—	$—	$10,642,571

*	See Portfolio of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures and swap contracts are valued based on the unrealized appreciation/depreciation on the instrument.

MIST-214

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—91.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.3%
Herley Industries, Inc.*	1,163,337	$17,054,520

Auto Components—2.7%
Superior Industries International, Inc.	2,290,713	36,834,665

Beverages—2.8%
Sapporo Holdings, Ltd.	7,218,800	37,733,515

Building Products—0.8%
Insteel Industries, Inc.	1,044,983	11,170,868

Capital Markets—1.7%
Investment Technology Group, Inc.*	801,073	13,369,908
Westwood Holdings Group, Inc.	278,592	10,252,186

		23,622,094

Chemicals—5.8%
Lanxess AG	972,601	44,884,696
Westlake Chemical Corp.	1,299,468	33,513,279

		78,397,975

Commercial Banks—1.1%
Wilmington Trust Corp.	918,275	15,215,817

Communications Equipment—8.1%
Bel Fuse, Inc. - Class B	350,262	7,057,779
Sycamore Networks, Inc.	1,868,851	37,582,594
Tellabs, Inc.	8,469,840	64,116,689

		108,757,062

Computers & Peripherals—4.0%
Electronics for Imaging, Inc.*	1,443,311	16,785,707
Lexmark International, Inc. - Class A*	1,025,108	36,985,896

		53,771,603

Diversified Financial Services—2.0%
Ackermans & van Haaren N.V.	243,811	17,851,199
Leucadia National Corp.*	386,339	9,585,070

		27,436,269

Electrical Equipment—1.7%
Encore Wire Corp.	1,111,373	23,116,558

Electronic Equipment, Instruments & Components—6.1%
AVX Corp.	1,849,452	26,262,219
Coherent, Inc.*	169,947	5,431,506
Electro Scientific Industries, Inc.*	1,451,738	18,596,764
Ingram Micro, Inc. - Class A*	735,397	12,906,217
Park Electrochemical Corp.	645,900	18,563,166

		81,759,872

Energy Equipment & Services—4.3%
Bristow Group, Inc.*	319,737	12,063,677
Bronco Drilling Co., Inc.*	3,755,857	17,652,528
Pioneer Drilling Co.*	1,104,211	7,773,645
Tidewater, Inc.	439,765	20,787,692

		58,277,542

Security Description	Shares	Value

Health Care Providers & Services—2.0%
Cross Country Healthcare, Inc.*	2,653,312	$26,824,984

Hotels, Restaurants & Leisure—1.9%
Vail Resorts, Inc.*	629,997	25,256,580

Household Durables—6.8%
Cavco Industries, Inc.*	787,653	26,890,473
M.D.C. Holdings, Inc.	262,914	9,099,454
Makita Corp.	190,100	6,236,406
Skyline Corp.	1,360,203	25,299,776
Stanley Furniture Co., Inc.*	2,390,307	24,285,519

		91,811,628

Insurance—5.8%
Arch Capital Group, Ltd.*	95,974	7,318,017
E-L Financial Corp.	40,155	17,593,635
Montpelier Re Holdings, Ltd.	2,115,327	35,558,647
National Western Life Insurance Co. - Class A	97,535	17,980,577

		78,450,876

Leisure Equipment & Products—0.4%
JAKKS Pacific, Inc.*	441,914	5,766,978

Life Sciences Tools & Services—1.9%
Pharmaceutical Product Development, Inc.	1,085,557	25,781,979

Machinery—0.9%
Alamo Group, Inc.	607,137	12,136,669

Marine—2.8%
Alexander & Baldwin, Inc.	1,142,536	37,760,815

Media—0.2%
Journal Communications, Inc. - Class A	647,269	2,718,530

Multiline Retail—2.5%
Parco Co., Ltd.	4,058,100	34,222,747

Oil, Gas & Consumable Fuels—4.6%
Cimarex Energy Co.	1,043,226	61,946,760

Paper & Forest Products—3.8%
Canfor Corp.*	3,704,100	34,464,377
Glatfelter	1,163,840	16,864,042

		51,328,419

Real Estate Investment Trusts (REITs)—0.1%
Origen Financial, Inc.*	811,331	1,354,923

Real Estate Management & Development—8.6%
Brookfield Asset Management, Inc. - Class A	1,558,917	39,627,670
Forest City Enterprises, Inc. - Class A*	420,701	6,062,301
Hang Lung Group, Ltd.	6,180,000	32,649,825
Wheelock & Co., Ltd.	12,834,000	37,673,721

		116,013,517

MIST-215

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—0.7%
Synopsys, Inc.*	393,936	$8,812,348

Specialty Retail—2.7%
Haverty Furniture Cos., Inc.	2,257,787	36,847,084

Textiles, Apparel & Luxury Goods—2.3%
K-Swiss, Inc. - Class A*	2,967,430	31,039,318

Thrifts & Mortgage Finance—1.0%
Kearny Financial Corp.	660,494	6,888,953
NewAlliance Bancshares, Inc.	501,736	6,331,908

		13,220,861

Total Common Stocks (Cost $1,170,324,777)		1,234,443,376

Short-Term Investments—8.8%
Security Description	Par Amount	Value

Repurchase Agreements—8.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/10 at 0.000% to be repurchased at $26,417,944 on 04/01/10 collateralized by $26,405,000 Federal Home Loan Bank at 4.375% due 09/17/10 with a value of $26,946,303.	$26,417,944	$26,417,944
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/10 at 0.000% to be repurchased at $92,702,056 on 04/01/10 collateralized by $94,655,000 U.S.Treasury Bill at 0.200% due 09/09/10 with a value of $94,560,345.	92,702,056	92,702,056

Total Short-Term Investments (Cost $119,120,000)		119,120,000

Total Investments—100.2% (Cost $1,289,444,777#)		1,353,563,376
Other assets and liabilities (net)—(0.2)%		(2,634,511)

Net Assets—100.0%		$1,350,928,865

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $213,737,629 and $149,619,030 respectively, resulting in a net unrealized appreciation of $64,118,599.

MIST-216

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$17,054,520	$—	$—	$17,054,520
Auto Components	36,834,665	—	—	36,834,665
Beverages	—	37,733,515	—	37,733,515
Building Products	11,170,868	—	—	11,170,868
Capital Markets	23,622,094	—	—	23,622,094
Chemicals	33,513,279	44,884,696	—	78,397,975
Commercial Banks	15,215,817	—	—	15,215,817
Communications Equipment	108,757,062	—	—	108,757,062
Computers & Peripherals	53,771,603	—	—	53,771,603
Diversified Financial Services	9,585,070	17,851,199	—	27,436,269
Electrical Equipment	23,116,558	—	—	23,116,558
Electronic Equipment, Instruments & Components	81,759,872	—	—	81,759,872
Energy Equipment & Services	58,277,542	—	—	58,277,542
Health Care Providers & Services	26,824,984	—	—	26,824,984
Hotels, Restaurants & Leisure	25,256,580	—	—	25,256,580
Household Durables	85,575,222	6,236,406	—	91,811,628
Insurance	78,450,876	—	—	78,450,876
Leisure Equipment & Products	5,766,978	—	—	5,766,978
Life Sciences Tools & Services	25,781,979	—	—	25,781,979
Machinery	12,136,669	—	—	12,136,669
Marine	37,760,815	—	—	37,760,815
Media	2,718,530	—	—	2,718,530
Multiline Retail	—	34,222,747	—	34,222,747
Oil, Gas & Consumable Fuels	61,946,760	—	—	61,946,760
Paper & Forest Products	51,328,419	—	—	51,328,419
Real Estate Investment Trusts (REITs)	1,354,923	—	—	1,354,923
Real Estate Management & Development	45,689,971	70,323,546	—	116,013,517
Software	8,812,348	—	—	8,812,348
Specialty Retail	36,847,084	—	—	36,847,084
Textiles, Apparel & Luxury Goods	31,039,318	—	—	31,039,318
Thrifts & Mortgage Finance	13,220,861	—	—	13,220,861
Total Common Stocks	1,023,191,267	211,252,109	—	1,234,443,376

Short-Term Investment
Repurchase Agreement	—	119,120,000	—	119,120,000
Total Short-Term Investments	—	119,120,000	—	119,120,000

Total Investments	$1,023,191,267	$330,372,109	$—	$1,353,563,376

MIST-217

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—96.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
Precision Castparts Corp.	50,010	$6,336,767

Airlines—1.1%
Continental Airlines, Inc. - Class B* (a)	234,930	5,161,412

Automobiles—0.8%
Harley-Davidson, Inc.	136,050	3,818,923

Beverages—1.0%
Hansen Natural Corp.*	99,620	4,321,516

Biotechnology—3.5%
Alexion Pharmaceuticals, Inc.*	96,860	5,266,278
Human Genome Sciences, Inc.*	61,910	1,869,682
United Therapeutics Corp.* (a)	112,770	6,239,564
Vertex Pharmaceuticals, Inc.* (a)	59,860	2,446,478

		15,822,002

Building Products—0.4%
Owens Corning, Inc.*	70,430	1,791,739

Capital Markets—4.8%
Affiliated Managers Group, Inc.* (a)	61,910	4,890,890
Lazard, Ltd. - Class A	105,770	3,775,989
T. Rowe Price Group, Inc.	158,020	8,680,039
TD Ameritrade Holding Corp.*	227,400	4,334,244

		21,681,162

Chemicals—1.9%
CF Industries Holdings, Inc.	45,520	4,150,514
Ecolab, Inc.	104,180	4,578,711

		8,729,225

Commercial Banks—1.3%
Fifth Third Bancorp	441,390	5,998,490

Communications Equipment—3.5%
F5 Networks, Inc.*	161,466	9,931,774
Juniper Networks, Inc.*	191,550	5,876,754

		15,808,528

Computers & Peripherals—2.7%
NetApp, Inc.*	216,170	7,038,495
QLogic Corp.*	265,750	5,394,725

		12,433,220

Diversified Financial Services—2.0%
IntercontinentalExchange, Inc.*	50,370	5,650,507
MSCI, Inc. - Class A*	100,725	3,636,172

		9,286,679

Energy Equipment & Services—1.6%
Cameron International Corp.*	123,550	5,295,353
Nabors Industries, Ltd.*	90,090	1,768,467

		7,063,820

Security Description	Shares	Value

Food & Staples Retailing—2.2%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar - Class A (ADR) (a)	44,090	$2,964,171
Whole Foods Market, Inc.*	201,410	7,280,971

		10,245,142

Food Products—2.4%
Green Mountain Coffee Roasters, Inc.*	62,310	6,032,854
Mead Johnson Nutrition Co.	92,080	4,790,923

		10,823,777

Gas Utilities—0.6%
Questar Corp.	64,420	2,782,944

Health Care Equipment & Supplies—3.4%
Edwards Lifesciences Corp.*	45,390	4,488,163
Hospira, Inc.*	99,530	5,638,374
Intuitive Surgical, Inc.*	14,820	5,159,287

		15,285,824

Health Care Providers & Services—4.4%
AmerisourceBergen Corp.	200,440	5,796,725
CIGNA Corp.	94,780	3,467,052
Community Health Systems, Inc.*	51,990	1,919,991
DaVita, Inc.*	49,510	3,138,934
Health Management Associates, Inc. - Class A*	258,030	2,219,058
Henry Schein, Inc.*	61,680	3,632,952

		20,174,712

Health Care Technology—1.0%
Cerner Corp.* (a)	53,100	4,516,686

Hotels, Restaurants & Leisure—5.5%
Panera Bread Co. - Class A* (a)	52,810	4,039,437
Starwood Hotels & Resorts Worldwide, Inc. (a)	184,610	8,610,210
WMS Industries, Inc.*	142,974	5,996,330
Wynn Resorts, Ltd.	85,830	6,508,489

		25,154,466

Household Durables—2.0%
Pulte Homes, Inc.* (a)	532,490	5,990,512
Stanley Black & Decker, Inc.	56,990	3,271,796

		9,262,308

Industrial Conglomerates—1.1%
McDermott International, Inc.*	184,370	4,963,240

Insurance—0.5%
Genworth Financial, Inc. - Class A*	130,880	2,400,339

Internet & Catalog Retail—1.7%
Priceline.com, Inc.*	30,880	7,874,400

Internet Software & Services—1.1%
MercadoLibre, Inc.*	53,490	2,578,753
VistaPrint N.V.*	41,040	2,349,540

		4,928,293

MIST-218

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—1.1%
Global Payments, Inc.	111,100	$5,060,605

Life Sciences Tools & Services—1.8%
Charles River Laboratories International, Inc.*	112,156	4,408,852
Waters Corp.*	57,900	3,910,566

		8,319,418

Machinery—3.8%
Cummins, Inc.	115,850	7,176,908
Joy Global, Inc.	101,700	5,756,220
Parker Hannifin Corp.	70,230	4,546,690

		17,479,818

Media—1.7%
Cablevision Systems Corp. - Class A	142,240	3,433,674
Focus Media Holding, Ltd. (ADR)* (a)	228,143	4,165,891

		7,599,565

Metals & Mining—3.2%
Thompson Creek Metals Co., Inc.*	350,950	4,748,353
United States Steel Corp. (a)	82,140	5,217,533
Walter Energy, Inc.	49,940	4,607,964

		14,573,850

Multiline Retail—0.9%
Nordstrom, Inc.	102,760	4,197,746

Oil, Gas & Consumable Fuels—4.4%
Alpha Natural Resources, Inc.*	64,610	3,223,393
Concho Resources, Inc.*	73,000	3,676,280
CONSOL Energy, Inc.	73,050	3,116,313
Petrohawk Energy Corp.*	183,260	3,716,513
Range Resources Corp. (a)	93,345	4,375,080
Whiting Petroleum Corp.*	22,700	1,835,068

		19,942,647

Personal Products—1.5%
Avon Products, Inc.	195,770	6,630,730

Professional Services—0.7%
Robert Half International, Inc. (a)	110,030	3,348,213

Real Estate Investment Trusts (REITs)—0.8%
Digital Realty Trust, Inc. (a)	67,930	3,681,806

Real Estate Management & Development—1.1%
CB Richard Ellis Group, Inc. - Class A*	321,160	5,090,386

Semiconductors & Semiconductor Equipment—13.0%
ASML Holding N.V. (a)	143,180	5,068,572
Atheros Communications, Inc.* (a)	183,021	7,084,743
Broadcom Corp. - Class A	220,940	7,330,789
Cree, Inc.* (a)	61,080	4,289,038
Lam Research Corp.*	209,320	7,811,822
Marvell Technology Group, Ltd.*	301,270	6,139,883
Micron Technology, Inc.*	778,630	8,089,966
Netlogic Microsystems, Inc.* (a)	140,850	4,145,215

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
PMC-Sierra, Inc.*	404,610	$3,609,121
Varian Semiconductor Equipment Associates, Inc.*	168,080	5,566,810

		59,135,959

Software—2.6%
McAfee, Inc.*	105,560	4,236,123
Salesforce.com, Inc.* (a)	100,830	7,506,793

		11,742,916

Specialty Retail—4.2%
Bed Bath & Beyond, Inc.*	130,780	5,722,933
Guess?, Inc.	145,710	6,845,456
Urban Outfitters, Inc.*	172,070	6,543,822

		19,112,211

Textiles, Apparel & Luxury Goods—2.0%
Coach, Inc.	169,040	6,680,461
Warnaco Group, Inc. (The)*	51,910	2,476,626

		9,157,087

Trading Companies & Distributors—1.1%
Fastenal Co. (a)	108,890	5,225,631

Wireless Telecommunication Services—0.6%
Millicom International Cellular S.A.	32,090	2,860,823

Total Common Stocks (Cost $318,498,157)		439,825,025

Short-Term Investments—13.2%
Security Description	Shares/Par Amount	Value

Mutual Funds—9.6%
State Street Navigator Securities Lending Prime Portfolio (b)	43,970,991	43,970,991

Repurchase Agreement—3.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/10 at 0.000% to be repurchased at $16,344,000 on 04/01/10 collateralized by $16,345,000 Federal Home Loan Mortgage Corp. at 4.200% due 12/10/15 with a value of $16,671,900.	$16,344,000	16,344,000

Total Short-Term Investments (Cost $60,314,991)		60,314,991

Total Investments—109.6% (Cost $378,813,148#)		500,140,016
Other assets and liabilities (net)—(9.6)%		(43,918,114)

Net Assets—100.0%		$456,221,902

MIST-219

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $121,952,912 and $626,044 respectively, resulting in a net unrealized appreciation of $121,326,868.
(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $43,018,276 and the collateral received consisted of cash in the amount of $43,970,991. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-220

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks *	$439,825,025	$—	$—	$439,825,025

Short-Term Investments
Mutual Funds	43,970,991	—	—	43,970,991
Repurchase Agreement	—	16,344,000	—	16,344,000
Total Short-Term Investments	43,970,991	16,344,000	—	60,314,991

Total Investments	$483,796,016	$16,344,000	$—	$500,140,016

*	See Portfolio of Investments for additional detailed categorizations

MIST-221

Met Investors Series Trust

Van Kampen Comstock Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—94.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.8%
Honeywell International, Inc.	244,800	$11,082,096

Beverages—1.2%
Coca-Cola Co. (a)	232,104	12,765,720
PepsiCo, Inc.	63,400	4,194,544

		16,960,264

Capital Markets—3.5%
Bank of New York Mellon Corp.	990,672	30,591,951
Goldman Sachs Group, Inc. (The)	69,971	11,939,152
State Street Corp.	120,300	5,430,342

		47,961,445

Chemicals—0.7%
E.I. du Pont de Nemours & Co.	241,354	8,988,023

Commercial Banks—3.2%
PNC Financial Services Group, Inc.	308,311	18,406,167
U.S. Bancorp (a)	403,219	10,435,308
Wells Fargo & Co.	484,619	15,081,343

		43,922,818

Communications Equipment—1.1%
Cisco Systems, Inc.*	582,189	15,154,380

Computers & Peripherals—2.0%
Dell, Inc.*	807,178	12,115,742
Hewlett-Packard Co.	282,697	15,025,345

		27,141,087

Diversified Financial Services—6.7%
Bank of America Corp.	1,951,151	34,828,045
Citigroup, Inc.* (a)	3,129,500	12,674,475
JPMorgan Chase & Co.	997,977	44,659,471

		92,161,991

Diversified Telecommunication Services—2.7%
AT&T, Inc. (a)	586,697	15,160,250
Verizon Communications, Inc.	721,936	22,394,455

		37,554,705

Electrical Equipment—0.7%
Emerson Electric Co. (a)	194,625	9,797,422

Electronic Equipment, Instruments & Components—0.3%
Cognex Corp. (a)	227,490	4,206,290
Flextronics International, Ltd.*	38,675	303,212

		4,509,502

Energy Equipment & Services—1.6%
Halliburton Co.	723,231	21,790,950

Food & Staples Retailing—3.5%
CVS Caremark Corp.	492,685	18,012,564
Wal-Mart Stores, Inc.	547,641	30,448,839

		48,461,403

Security Description	Shares	Value

Food Products—3.5%
Kraft Foods, Inc. - Class A (a)	867,323	$26,227,848
Unilever N.V.	738,326	22,267,912

		48,495,760

Health Care Equipment & Supplies—0.4%
Boston Scientific Corp.* (a)	688,663	4,972,147

Health Care Providers & Services—3.5%
Cardinal Health, Inc.	708,775	25,537,163
UnitedHealth Group, Inc.	344,907	11,268,112
WellPoint, Inc.*	171,049	11,012,135

		47,817,410

Household Products—0.5%
Procter & Gamble Co. (The)	98,000	6,200,460

Industrial Conglomerates—1.5%
General Electric Co.	1,120,311	20,389,660

Insurance—9.9%
Aflac, Inc.	139,227	7,558,634
Berkshire Hathaway, Inc. - Class B* (a)	179,050	14,551,394
Chubb Corp. (The)	1,417,785	73,512,152
Primerica, Inc.*	7,600	114,000
Torchmark Corp. (a)	205,973	11,021,615
Travelers Cos., Inc. (The)	552,698	29,812,530

		136,570,325

Internet Software & Services—4.2%
eBay, Inc.* (a)	1,475,674	39,769,414
Yahoo!, Inc.*	1,120,746	18,525,932

		58,295,346

IT Services—1.0%
Accenture Plc - Class A	179,400	7,525,830
Western Union Co.	399,905	6,782,389

		14,308,219

Machinery—0.9%
Ingersoll-Rand Plc (a)	359,900	12,549,713

Media—13.5%
Comcast Corp. - Class A (a)	3,105,931	58,453,621
DIRECTV - Class A*	428,218	14,478,051
News Corp. - Class B (a)	1,337,741	22,754,974
Time Warner Cable, Inc. (a)	362,800	19,340,868
Time Warner, Inc.	553,085	17,294,968
Viacom, Inc. - Class B*	1,527,212	52,505,549

		184,828,031

Metals & Mining—0.8%
Alcoa, Inc. (a)	759,869	10,820,535

Multi-Utilities—0.3%
Sempra Energy	82,100	4,096,790

MIST-222

Met Investors Series Trust

Van Kampen Comstock Portfolio

Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multiline Retail—1.5%
JC Penney Co., Inc. (a)	289,768	$9,321,836
Macy’s, Inc. (a)	267,606	5,825,783
Target Corp.	95,122	5,003,417

		20,151,036

Oil, Gas & Consumable Fuels—5.7%
BP Plc (ADR) (a)	176,161	10,053,508
Chevron Corp.	330,200	25,039,066
ConocoPhillips Co.	372,670	19,069,524
Royal Dutch Shell Plc (ADR)	232,700	13,464,022
Total S.A. (ADR)	175,470	10,180,770

		77,806,890

Paper & Forest Products—2 .4%
International Paper Co.	1,364,373	33,577,219

Pharmaceuticals—9.9%
Abbott Laboratories	191,580	10,092,434
Bristol-Myers Squibb Co. (a)	1,104,524	29,490,791
Eli Lilly & Co. (a)	431,409	15,625,634
GlaxoSmithKline Plc (ADR)	176,823	6,811,222
Merck & Co., Inc.	715,689	26,730,984
Pfizer, Inc.	2,120,871	36,372,938
Roche Holding AG (ADR)	254,502	10,312,421

		135,436,424

Semiconductors & Semiconductor Equipment—2.1%
Intel Corp. (a)	948,565	21,115,057
KLA-Tencor Corp.	235,546	7,283,082

		28,398,139

Software—0.3%
Microsoft Corp.	158,463	4,638,212

Specialty Retail—2.1%
Home Depot, Inc. (The) (a)	492,729	15,939,783
Lowe’s Cos., Inc.	549,279	13,314,523

		29,254,306

Tobacco—2.0%
Altria Group, Inc.	580,509	11,912,045
Philip Morris International, Inc.	299,816	15,638,402

		27,550,447

Wireless Telecommunication Services—0.8%
Vodafone Group Plc (ADR) (a)	464,200	10,811,218

Total Common Stocks (Cost $1,044,952,225)		1,302,454,373

Short-Term Investments—11.3%
Security Description	Shares/Par Amount	Value

Mutual Funds—6.3%
State Street Navigator Securities Lending Prime Portfolio (b)	85,881,380	$85,881,380

Repurchase Agreements—5.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/10 at 0.000% to be repurchased at $38,310,686 on 04/01/10 collateralized by $38,690,000 Federal Home Loan Bank at 2.000% due 11/19/12 with a value of $39,076,900.	$38,310,686	38,310,686
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/10 at 0.000% to be repurchased at $25,433,186 on 04/01/10 collateralized by $25,685,000 Federal Home Loan Mortgage Corp. at 2.000% due 11/05/12 with a value of $25,941,850.	25,433,186	25,433,186
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/10 at 0.000% to be repurchased at $4,607,128 on 04/01/10 collateralized by $4,665,000 Federal National Mortgage Association at 2.000% due 12/24/12 with a value of $4,699,988.	4,607,128	4,607,128

Total Short-Term Investments (Cost $154,232,380)		154,232,380

Total Investments—106.1% (Cost $1,199,184,605#)		1,456,686,753
Other assets and liabilities (net)—(6.1)%		(83,156,084)

Net Assets—100.0%		$1,373,530,669

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $263,818,055 and $6,315,907 respectively, resulting in a net unrealized appreciation of $257,502,148.
(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $84,066,641 and the collateral received consisted of cash in the amount of $85,881,380 and non-cash collateral with a value of $485,258. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-223

Met Investors Series Trust

Van Kampen Comstock Portfolio

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,302,454,373	$—	$—	$1,302,454,373

Short-Term Investments
Mutual Funds	85,881,380	—	—	85,881,380
Repurchase Agreements	—	68,351,000	—	68,351,000
Total Short-Term Investments	85,881,380	68,351,000	—	154,232,380

Total Investments	$1,388,335,753	$68,351,000	$—	$1,456,686,753

*	See Portfolio of Investments for additional detailed categorizations.

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Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stocks—98.2% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics—3.6%
C.H. Robinson Worldwide, Inc.	38,445	$2,147,153
Expeditors International of Washington, Inc.	79,757	2,944,629

		5,091,782

Biotechnology—1.0%
Ironwood Pharmaceutical (IPO)*	68,285	852,880
Ironwood Pharmaceutical*	44,752	558,952

		1,411,832

Capital Markets—3.9%
Calamos Asset Management, Inc. - Class A	70,867	1,016,233
Greenhill & Co., Inc.	30,277	2,485,439
T. Rowe Price Group, Inc.	34,739	1,908,213

		5,409,885

Chemicals—4.1%
Intrepid Potash, Inc.* (a)	53,447	1,621,047
Nalco Holding Co.	94,403	2,296,825
Rockwood Holdings, Inc.*	67,927	1,808,217

		5,726,089

Commercial & Professional Services—0.8%
Covanta Holding Corp.* (a)	64,748	1,078,702

Communications Equipment—0.4%
Palm, Inc.* (a)	144,959	545,046

Computers & Peripherals—2.6%
Teradata Corp.*	126,182	3,645,398

Construction Materials—2.2%
Martin Marietta Materials, Inc. (a)	29,033	2,425,707
Texas Industries, Inc. (a)	18,171	620,903

		3,046,610

Distributors—3.7%
Li & Fung, Ltd.	1,042,000	5,103,577

Diversified Consumer Services—3.1%
New Oriental Education & Technology Group, Inc. (ADR)* (a)	26,231	2,243,013
Strayer Education, Inc. (a)	8,638	2,103,526

		4,346,539

Diversified Financial Services—8.2%
CIT Group, Inc.*	39,252	1,529,258
IntercontinentalExchange, Inc.*	18,468	2,071,740
Leucadia National Corp.*	110,495	2,741,381
Moody’s Corp. (a)	30,173	897,647
MSCI, Inc. - Class A*	116,111	4,191,607

		11,431,633

Food Products—1.7%
Mead Johnson Nutrition Co.	44,836	2,332,817

Security Description	Shares	Value

Health Care Equipment & Supplies—3.5%
Gen-Probe, Inc.* (a)	56,905	$2,845,250
Intuitive Surgical, Inc.*	5,949	2,071,025

		4,916,275

Hotels, Restaurants & Leisure—8.3%
Ctrip.com International, Ltd. (ADR)*	133,886	5,248,331
Las Vegas Sands Corp.* (a)	97,795	2,068,364
Wynn Resorts, Ltd.	55,506	4,209,020

		11,525,715

Household Durables — 2.4%
Gafisa S.A. (ADR) (a)	102,380	1,406,701
NVR, Inc.*	2,762	2,006,593

		3,413,294

Internet & Catalog Retail—4.1%
Netflix, Inc.* (a)	20,677	1,524,722
Priceline.com, Inc.*	16,503	4,208,265

		5,732,987

Internet Software & Services—10.3%
Akamai Technologies, Inc.* (a)	94,191	2,958,539
Alibaba.com, Ltd.	1,028,300	2,052,868
Baidu, Inc. (ADR)*	11,559	6,900,723
Equinix, Inc.* (a)	14,950	1,455,233
Monster Worldwide, Inc.* (a)	58,037	963,995

		14,331,358

IT Services—2.2%
Redecard S.A.	164,832	3,043,109

Life Sciences Tools & Services—4.4%
Illumina, Inc.* (a)	96,060	3,736,734
Techne Corp.	38,627	2,460,154

		6,196,888

Media—3.8%
Discovery Communications, Inc. - Class C*	48,442	1,424,679
Groupe Aeroplan, Inc.	142,226	1,491,367
Morningstar, Inc.* (a)	50,660	2,436,240

		5,352,286

Multiline Retail—1.1%
Sears Holdings Corp.* (a)	14,286	1,549,031

Oil, Gas & Consumable Fuels—6.1%
Petrohawk Energy Corp.*	38,149	773,662
Range Resources Corp. (a)	68,209	3,196,956
Ultra Petroleum Corp.*	97,340	4,538,964

		8,509,582

Pharmaceuticals—1.2%
Allergan, Inc.	25,759	1,682,578

Professional Services—7.0%
Corporate Executive Board Co.	41,568	1,105,293

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Portfolio of Investments as of March 31, 2010 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Professional Services—(Continued)
IHS, Inc. - Class A*	32,666	$1,746,651
Intertek Group Plc	141,400	3,131,886
Verisk Analytics, Inc.—Class A*	132,289	3,730,550

		9,714,380

Semiconductors & Semiconductor Equipment—0.4%
NVIDIA Corp.*	35,504	617,060

Software—5.5%
Autodesk, Inc.*	67,154	1,975,670
Rovi Corp.*	35,991	1,336,346
Salesforce.com, Inc.*	57,966	4,315,569

		7,627,585

Trading Companies & Distributors—1.6%
Fastenal Co. (a)	46,404	2,226,928

Wireless Telecommunication Services—1.0%
Millicom International Cellular S.A.	16,429	1,464,645

Total Common Stocks (Cost $124,979,351)		137,073,611

Preferred Stock—0.5%

Automobiles—0.5%
Better Place LLC* (Cost—$741,720)	247,240	741,720

Short-Term Investments—13.0%
Security Description	Shares/Par Amount	Value

Mutual Funds—11.2%
State Street Navigator Securities Lending Prime Portfolio (b)	15,546,456	$15,546,456

Repurchase Agreement—1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/31/10 at 0.000% to be repurchased at $2,529,000 on 04/01/10 collateralized by $2,575,000 Federal Home Loan Bank at 2.300% due 09/05/13 with a value of $2,581,438.	$2,529,000	2,529,000

Total Short-Term Investments (Cost $18,075,456)		18,075,456

Total Investments—111.7% (Cost $143,796,527#)		155,890,787
Other assets and liabilities (net)—(11.7)%		(16,368,317)

Net Assets—100.0%		$139,522,470

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $26,658,970 and $14,564,710 respectively, resulting in a net unrealized appreciation of $12,094,260.
(a)	All or a portion of the security was on loan. As of March 31, 2010, the market value of securities loaned was $15,050,665 the collateral received consisted of cash in the amount of $15,546,456. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.
ADR—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
IPO—	Initial Public Offering

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VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended March 31, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Portfolio of Investments.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$5,091,782	$—	$—	$5,091,782
Biotechnology	852,880	—	558,952	1,411,832
Capital Markets	5,409,885	—	—	5,409,885
Chemicals	5,726,089	—	—	5,726,089
Commercial & Professional Services	1,078,702	—	—	1,078,702
Communications Equipment	545,046	—	—	545,046
Computers & Peripherals	3,645,398	—	—	3,645,398
Construction Materials	3,046,610	—	—	3,046,610
Distributors	—	5,103,577	—	5,103,577
Diversified Consumer Services	4,346,539	—	—	4,346,539
Diversified Financial Services	11,431,633	—	—	11,431,633
Food Products	2,332,817	—	—	2,332,817
Health Care Equipment & Supplies	4,916,275	—	—	4,916,275
Hotels, Restaurants & Leisure	11,525,715	—	—	11,525,715
Household Durables	3,413,294	—	—	3,413,294
Internet & Catalog Retail	5,732,987	—	—	5,732,987
Internet Software & Services	12,278,490	2,052,868	—	14,331,358
IT Services	—	3,043,109	—	3,043,109
Life Sciences Tools & Services	6,196,888	—	—	6,196,888
Media	5,352,286	—	—	5,352,286
Multiline Retail	1,549,031	—	—	1,549,031
Oil, Gas & Consumable Fuels	8,509,582	—	—	8,509,582
Pharmaceuticals	1,682,578	—	—	1,682,578
Professional Services	6,582,494	3,131,886	—	9,714,380
Semiconductors & Semiconductor Equipment	617,060	—	—	617,060
Software	7,627,585	—	—	7,627,585
Trading Companies & Distributors	2,226,928	—	—	2,226,928
Wireless Telecommunication Services	1,464,645	—	—	1,464,645

Total Common Stocks	123,183,219	13,331,440	558,952	137,073,611

Total Preferred Stocks*	741,720	—	—	741,720

Short-Term Investments
Mutual Funds	15,546,456	—	—	15,546,456
Repurchase Agreement	—	2,529,000	—	2,529,000

Total Short-Term Investments	15,546,456	2,529,000	—	18,075,456

Total Investments	$139,471,395	$15,860,440	$558,952	$155,890,787

*	See Portfolio of Investments for additional detailed categorizations.

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FAS 157 Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2009	Change in Unrealized (Depreciation)	Balance as of March 31, 2010
Common Stock
Biotechnology	$984,544	$(425,592)	$558,952
Total	$984,544	$(425,592)	$558,952

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Notes to the Portfolio of Investments

Investment Valuation:

Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant sub-adviser pursuant to authorization of the Board of Trustees (the “Board”). Such quotations take into account appropriate factors such as trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Exchange traded options are valued at the mean price. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by a Portfolio from a pricing service or counterparty. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates.

Each Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to a Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Board, using procedures approved by the Board. A Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before a Portfolio’s calculation of net asset value (“NAV”) but after the close of the primary markets on which the security is traded. A Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to a Portfolio’s calculation of NAV.

Investments in mutual funds (other than exchange-traded funds (“ETFs”)) are valued at their closing daily NAVs. The NAV of a Portfolio that invests in one or more mutual funds is calculated on the basis of the NAVs of the mutual funds in which the Portfolio invests. For information about the use of fair value pricing by the mutual funds in which a Portfolio invests, please refer to the prospectuses of the mutual funds.

Investments in ETFs are valued at the closing market quotation for their shares. The NAV of a Portfolio that invests in ETFs is calculated on the basis of the market values of the ETFs in which the Portfolio invests. For information about the use of fair value pricing by the ETFs in which a Portfolio invests, please refer to the prospectuses for the ETFs.

For information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MET INVESTORS SERIES TRUST

By:	/S/ ELIZABETH M. FORGET
Elizabeth M. Forget
President

Date:	May 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ ELIZABETH M. FORGET
Elizabeth M. Forget
President

Date:	May 19, 2010

By:	/S/ JEFFREY A. TUPPER
Jeffrey A. Tupper
Chief Financial Officer and Treasurer

Date:	May 19, 2010